AXA Retirement 360/SM/ Personal Income Benefit

A group flexible premium deferred variable annuity contract

PROSPECTUS DATED AUGUST 27, 2018

PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. YOU SHOULD READ THE PROSPECTUSES FOR THE TRUST WHICH CONTAINS IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS AXA RETIREMENT 360/SM/ PERSONAL INCOME BENEFIT?

The AXA Retirement 360/SM/ Personal Income Benefit contract is a group-deferred annuity contract ("contract") issued by AXA EQUITABLE LIFE INSURANCE COMPANY.

Either the plan trustee or the employer will be the AXA Retirement 360/SM/ Personal Income Benefit contract owner. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be summarized in a participation certificate ("certificate") provided to each participant. The AXA Retirement 360/SM/ Personal Income Benefit contract provides for the accumulation of retirement savings and for income. The contract provides income protection as well through the Personal Income Benefit. The Personal Income Benefit is a withdrawal benefit that guarantees, under certain circumstances, the ability to withdraw a certain amount each participation year during the participant's lifetime regardless of investment performance so long as Early or Excess Withdrawals are not taken and certain other conditions are met. The contract also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options ("investment options").

This prospectus is a disclosure document and describes all of the certificate's material features, benefits, rights and obligations, as well as other information. The description of the certificate's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. WE CAN REFUSE TO ACCEPT ANY APPLICATION OR CONTRIBUTION AT ANY TIME, INCLUDING AFTER THE CERTIFICATE HAS BEEN PURCHASED. IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE ADDITIONAL LIMITATIONS ON, CONTRIBUTIONS OR TRANSFERS TO THE CERTIFICATE, YOU MAY NO LONGER BE ABLE TO FUND YOUR PERSONAL INCOME BENEFIT. THIS MEANS THAT YOU MAY NO LONGER BE ABLE TO INCREASE YOUR ACCOUNT VALUE AND GUARANTEED ANNUAL WITHDRAWAL AMOUNT THROUGH CONTRIBUTIONS AND TRANSFERS.

We offer the AXA Retirement 360/SM/ Personal Income Benefit contract to fund Internal Revenue Code Section 403(b) plans (also referred to as "plans"). The AXA Retirement 360/SM/ Personal Income Benefit contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The contract may not be available in all states, for all plans or at all times and may vary for certain plans, contract owners and participants.

INVESTMENT OPTIONS
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.. AXA/AB Dynamic Moderate Growth
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA Moderate Growth Strategy
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You allocate amounts to the investment options selected by your employer. Each investment option is a subaccount of Separate Account A. Each investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of the trust (the "Trust"). Your investment results in an investment option will depend on the investment performance of the related portfolio. These investment options are discussed later in this prospectus.

A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated August 27, 2018, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling
(800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.




THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                  AXA Retirement 360/SM/ (IF/NB)
                                                                         #286201

Contents of this Prospectus


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             Index of key words and phrases                      4
             Who is AXA Equitable?                               5
             How to reach us                                     6
             AXA Retirement 360/SM/ Personal Income Benefit
               group annuity contract at a glance -- key
               features                                          8

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             FEE TABLE                                          10
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             Example AXA Retirement 360/SM/ Personal Income
               Benefit contracts                                11
             Condensed Financial Information                    11

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             1. CONTRACT FEATURES AND BENEFITS                  12
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             How the AXA Retirement 360/SM/ Personal Income
               Benefit is available                             12
             How you can contribute to your certificate         12
             How contributions can be made                      13
             What are the investment options under the
               contract?                                        13
             Portfolios of the Trust                            14
             ERISA considerations for employers                 16
             Allocating your contributions                      16
             Personal Income Benefit                            16
             Your right to cancel within a certain number of
               days                                             20

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             2. DETERMINING YOUR CERTIFICATE'S VALUE            21
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             Your account value and cash value                  21
             Your certificate's value in the investment options 21

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             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          22
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             Transferring your account value                    22
             Disruptive transfer activity                       22

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             4. ACCESSING YOUR MONEY                            24
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             Withdrawing your account value                     24
             How withdrawals are taken from your account value  25
             Termination of participation                       25
             When to expect payments                            25
             Your annuity payout options                        25


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"We," "our," and "us" refer to AXA Equitable.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This may be the employer, employer's designee or plan trustee or it may be the certificate owner who we may also refer to as the "participant".



When we use the word "contract" we mean the group contract issued to the plan trustee or employer ("contract owner"). When we use the word "certificate," we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

                          CONTENTS OF THIS PROSPECTUS

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             5. CHARGES AND EXPENSES                            28
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             Charges under the contracts                        28
             Charges that the Trust deducts                     28
             Variations in charges                              28

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             6. PAYMENT OF DEATH BENEFIT                        29
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             Death benefit                                      29
             Your beneficiary and payment of benefit            29
             How death benefit payment is made                  29

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             7. TAX INFORMATION                                 30
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             Tax information and ERISA matters                  30
             Choosing a contract to fund a retirement
               arrangement                                      30
             ERISA matters                                      32
             Impact of taxes to AXA Equitable                   32

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             8. MORE INFORMATION                                33
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             About our Separate Account A                       33
             About the Trust                                    33
             About the general account                          33
             Dates and prices at which certificate events occur 34
             About your voting rights                           34
             Cybersecurity                                      34
             Statutory Compliance                               35
             About legal proceedings                            35
             Financial statements                               35
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             35
             Funding changes                                    35
             Distribution of the contracts                      35

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             APPENDICES
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             Condensed financial information                   37
             State contract availability and/or variations of
               certain features and benefits                   38

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             STATEMENT OF ADDITIONAL INFORMATION
             Table of contents
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                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.

                                                               PAGE

            account value                                       10
            annuity payout options                              26
            beneficiary                                         29
            business day                                        34
            cash value                                          21
            certificate                                         30
            contributions                                       12
            disruptive transfer activity                        22
            DOL                                                 16
            ERISA                                               16
            elective deferral contributions
            Guaranteed Annual Withdrawal Amount                 16
            Guaranteed Withdrawal Overage Rate                  16
            Guaranteed Withdrawal Rate                          16
            investment options                                   1
            market timing                                        6
            maturity date                                       25
            Online Account Access                                6
            participant                                          1
                                                              PAGE

           participation date                                    12
           participation date anniversary                        12
           participation year                                    12
           Personal Income Benefit                                1
           Personal Income Benefit charge                        10
           plan operating expense charge                         28
           portfolio                                           1,10
           processing office                                     12
           Ratchet Base                                       17,25
           Required Beginning Date
           SAI                                                    1
           SEC                                                    1
           TSA
           Trust                                                  1
           unit                                                  21
           unit investment trust                                 33

To make this prospectus easier to read, we sometimes use different words than in the contract, certificate or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract, certificate or supplemental materials. Your financial professional can provide further explanation about your certificate.

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 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
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account value                          Annuity Account Value

unit value                             Accumulation Unit Value
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                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc., which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $669.9 billion in assets as of December 31, 2017. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence to the appropriate location, as follows:

 CORRESPONDENCE:

FOR ALL COMMUNICATIONS SENT BY REGULAR MAIL:

  AXA RETIREMENT PLAN SERVICES
  PO Box 4730
  Syracuse, NY 13221

FOR ALL COMMUNICATIONS SENT BY EXPRESS DELIVERY:

  AXA RETIREMENT PLAN SERVICES
  100 Madison Street
  Syracuse, NY 13202

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Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Syracuse, New York 13202.

 REPORTS WE PROVIDE

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.

 ONLINE ACCOUNT ACCESS

Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   the Guaranteed Withdrawal Rate and the Guaranteed Withdrawal Overage Rate.

You can also:

..   change your allocation percentages and/or transfer among the investment options; and

..   change your Online Account Access password;

..   elect to receive certain statements electronically;

..   change your address;

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the investment options.

Online Account Access is normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, this service may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by the Internet are genuine.

For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (888) 370-8871 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:30 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (888) 370-8871, Monday through Thursday from 8:30 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (888) 370-8871 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)transfer/rollover of assets to another carrier;

(2)tax withholding election;

                             WHO IS AXA EQUITABLE?

(3)certificate surrender and withdrawal requests;

(4)election to begin withdrawals under the Personal Income Benefit;

(5)requests for enrollment in our Maximum payment plan; and

(6)death claims.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)address changes; and

(2)transfers among investment options.

We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act ("FATCA") withholding could be required. See "Tax Information" later in this Prospectus.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)the date annuity payments are to begin.

                              -------------------

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.

                             WHO IS AXA EQUITABLE?

AXA Retirement 360/SM/ Personal Income Benefit group annuity contract at a glance -- key features

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PROFESSIONAL INVESTMENT   AXA Retirement 360/SM/ Personal Income Benefit's investment
MANAGEMENT                options invest in different portfolios sub-advised by
                          professional investment advisers.
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INVESTMENT OPTIONS        The investment options for which information is provided in this prospectus are available under the contract, subject
                          to state regulatory approval and availability under your
                          employer's plan.
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TAX CONSIDERATIONS        .   No tax on earnings inside the contract.
                          ------------------------------------------------------------
                          .   No tax on transfers among investment options inside the
                              contract.
                          ------------------------------------------------------------
                          Because you are purchasing or contributing to an annuity
                          contract to fund a tax-qualified employer sponsored
                          retirement arrangement, you should be aware that such
                          contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code (the "Code").
                          Before purchasing one of these contracts, employers should consider whether its features and benefits beyond tax
                          deferral meet participant's needs and goals. Employers may also want to consider the relative features, benefits and
                          costs of these contracts with any other investment that
                          participants may use in connection with their retirement
                          plan or arrangement. Depending on the participant's
                          personal situation, the Personal Income Benefit may have
                          limited usefulness because of required minimum
                          distributions. (For more information, see "Tax information"
                          later in this prospectus.)
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PERSONAL INCOME BENEFIT   The Personal Income Benefit guarantees that you can receive up to your Guaranteed Annual Withdrawal Amount each
                          participation year beginning at age 65 or later and subject to a distributable event. (For example, the plan terminates or when you are no longer employed by the employer
                          sponsoring the plan. Some plans, however, may allow
                          participants to begin receiving Guaranteed Annual
                          Withdrawal Amount payments while still employed by the
                          employer sponsoring the plan.) Withdrawals of your
                          Guaranteed Annual Withdrawal Amount between the ages of
                          59 1/2 and 65 are available but will result in a reduced
                          Guaranteed Annual Withdrawal Amount. Withdrawals are taken from your account value and will continue during your
                          lifetime even if your account value falls to zero (which
                          may never happen) as payments from us (unless the reduction to zero is caused by a withdrawal that exceeds your
                          Guaranteed Annual Withdrawal Amount (i.e., an Excess
                          Withdrawal) or a withdrawal taken before the participant
                          has elected to begin receiving Guaranteed Annual Withdrawal payments (i.e., an Early Withdrawal)). EARLY AND EXCESS
                          WITHDRAWALS MAY SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE
                          OF THE PERSONAL INCOME BENEFIT AND YOUR CERTIFICATE MAY
                          TERMINATE. For more information, see "Personal Income
                          Benefit" in "Contract features and benefits" later in this prospectus. The variable investment options available under the certificate have been chosen, in part, to align the
                          Personal Income Benefit and the expected account value
                          investment performance to manage the risk to us and reduce the probability that we will have to make payments out of
                          our general account. If you annuitize before the maturity
                          date, your annuity payments may be less than the Guaranteed
                          Annual Withdrawal Amount and the Personal Income Benefit
                          will terminate.
                          This certificate, which includes the Personal Income
                          Benefit, is designed for taking periodic withdrawals
                          beginning at age 65. Accordingly, you should consider not
                          purchasing this certificate if you do not intend to take
                          withdrawals prior to annuitization or you intend to take
                          Early and/or Excess Withdrawals.
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CONTRIBUTION AMOUNTS      .   No minimum contribution amount
                          .   No contributions after start withdrawing Guaranteed
                              Annual Withdrawal Amount
                          .   Maximum contribution limitations apply to all contracts
                          ------------------------------------------------------------
                          Also, we may refuse to accept any contribution if the sum
                          of all contributions under all AXA Equitable annuity
                          accumulation contracts/certificates of which you are owner or under which you are the participant would total
                          $2,500,000. We may also, at any time, exercise our right to close an investment option to new contributions or
                          transfers. For more information, see "How you can
                          contribute to your certificate" in "Contract features and
                          benefits" later in this prospectus.
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ACCESS TO YOUR MONEY      .   Partial withdrawals (Early and Excess Withdrawals may
                              significantly reduce or eliminate the value of the
                              Personal Income Benefit and your certificate may
                              terminate)
                          .   Withdrawals of your Guaranteed Annual Withdrawal Amount
                          .   Certificate surrender
                          Withdrawals are subject to the terms of the plan and may be limited. You may also incur income tax and a penalty tax.
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DEATH BENEFIT PROTECTION  The contract provides a death benefit. The death benefit is equal to the cash value.
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PAYOUT OPTIONS            Fixed annuity payout options
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  AXA RETIREMENT 360/SM/ PERSONAL INCOME BENEFIT GROUP ANNUITY CONTRACT AT A
                            GLANCE -- KEY FEATURES

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ADDITIONAL FEATURES     No charge on transfers among investment options
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FEES AND CHARGES        Please see "Fee table" later in this prospectus for
                        complete details.
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PARTICIPANT ISSUE AGES  20-85
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THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT AND CERTIFICATE. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. YOUR EMPLOYER MAY ELECT NOT TO OFFER ALL OF THE INVESTMENT OPTIONS UNDER THE CONTRACT AS DESCRIBED IN THIS PROSPECTUS. PLEASE SEE "APPENDIX -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

The general obligations and any guaranteed benefits under the contract, including the Personal Income Benefit, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Owners and participants should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and AXA Equitable. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

The AXA Retirement 360/SM/ Personal Income Benefit contract and its riders are made available to all plan participants. For retirement plans subject to nondiscrimination testing, we believe that a plan's offering of the Personal Income Benefit does not discriminate in favor of highly compensated employees because it satisfies both the current availability and the effective availability tests of Treasury Regulation section 1.401(a)(4)-4. However, plan sponsors should consult with an independent tax or ERISA advisor to discuss use of the Personal Income Benefit in the specific context of a plan subject to such testing.

  AXA RETIREMENT 360/SM/ PERSONAL INCOME BENEFIT GROUP ANNUITY CONTRACT AT A
                            GLANCE -- KEY FEATURES

Fee table

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering an AXA Retirement 360/SM/ Personal Income Benefit certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you make certain transfers and rollovers or requests special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

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 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
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Charge for third-party transfer or direct rollover/(1)/ $65 per participant for each occurance (current and maximum)

Special services charges

  .   Wire transfer charge/(2)/                         $90 (current and maximum)

  .   Express mail charge/(2)/                          $35 (current and maximum)

  .   Check preparation charge/(2)/                     $25 (current and maximum)
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The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including portfolio fees and expenses.
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 CHARGES WE PERIODICALLY DEDUCT FROM YOUR ACCOUNT VALUE/(3)/
--------------------------------------------------------------

Personal Income Benefit charge (calculated as a
percentage of your account value)/(4)(5)/               0.95%

Please see "Personal Income Benefit" in "Contract features
and benefits" for more information, and "Personal Income
Benefit charge" in "Charges and expenses" later in this
prospectus.
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You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

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 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
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Total Annual Portfolio Operating Expenses (expenses that
are deducted from portfolio assets including management      Lowest Highest
fees, 12b-1 fees, service fees, and/or other expenses/(6) /  1.00%  1.26%
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Notes:
(1)This charge will never exceed 2% of the amount disbursed or transferred.

(2)Unless you specify otherwise, this charge will be deducted from the amount you request.

(3)Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your certificate for more information.

(4)These charges also compensate us for mortality and expense risks, and administrative and financial accounting expenses we incur under the contract. A portion of this charge is for providing the Personal Income Benefit and death benefit.

(5)The Personal Income Benefit charge is deducted from the account value on each participation date anniversary. If the entire account value is withdrawn through an Early or Excess Withdrawal, the certificate is surrendered or annuitized under a payout option that does not guarantee payments for your lifetime, or a death benefit is paid on any date other than your participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(6)"Total Annual Portfolio Operating Expenses" based, in part, on estimated amounts of such expenses.

                                   FEE TABLE

EXAMPLES: AXA RETIREMENT 360/SM/ PERSONAL INCOME BENEFIT CONTRACTS

The example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees and the portfolio fees and expenses (including the portfolio fees and expenses). For a complete description of portfolio fees and expenses, please see the prospectus for the Trust.

The example should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The example assumes that you invest $10,000 for the time periods indicated, and that your investment has a 5% return each year. The example also assumes that amounts are allocated to the investment options that invest in portfolios with
(a) maximum fees and expenses and (b) minimum fees and expenses (before expense limitations).

-------------------------------------------------------------------
                                            WHETHER OR NOT
                                          YOU SURRENDER YOUR
                                        CERTIFICATE AT THE END
-------------------------------------------------------------------
                                    1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   investment options                $290   $888   $1,511   $3,188
-------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   investment options                $263   $806   $1,376   $2,924
-------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

Please see "Appendix -- Condensed financial information" at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2017.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW THE AXA RETIREMENT 360/SM/ PERSONAL INCOME BENEFIT IS AVAILABLE

The contract is issued only to one of two alternative owners: a trust holding the assets of an employer sponsored plan under Section 403(b) of the Internal Revenue Code (the "Code") or an employer sponsoring the 403(b) plan, for the exclusive benefit of the employer's participating employees who have decided to direct that some or all of their 403(b) plan account assets be invested in the contract. Regardless of whether the contract is owned by the sponsoring employer or the 403(b) plan trust, a plan participant who has decided to invest 403(b) plan account assets in the contract will receive a participation certificate summarizing and describing the participant's rights under the contract.

The contract is currently offered under the AXA Retirement 360 platform. The AXA Retirement 360 platform also includes other investment options which are not described in this prospectus. We refer to these investment options under the employer's 403(b) plan as other "affiliated funding vehicles or investments" under the 403(b) plan. The employer's plan may also offer other unaffiliated investment options which we refer to as "third party funding vehicles or investments" under the 403(b) plan.

If the employer sponsoring the 403(b) plan offers the contract as an investment option under the employer's 403(b) plan the plan participant must affirmatively select the contract as an investment option. The minimum issue age for the participant is 20. The maximum issue age is 85.

HOW YOU CAN CONTRIBUTE TO YOUR CERTIFICATE

Payments made to us are called "contributions." Contributions may include contributions with respect to a participant's compensation, rollover contributions, direct plan-to-plan transfers, direct transfers from other funding vehicles under the plan and any other amounts permitted under the Plan and Code. Contributions to your certificate are limited. Other than any rollover or direct transfer contributions permitted by your plan, annual additional contributions cannot exceed the applicable limitations under the Code. We may, at any time, exercise our right to close any investment option to new contributions or transfers. We may also, at any time, exercise our right to restrict the way in which you may make contributions and transfers.

No contributions are allowed after the earlier of the participant turning age 86 or electing to take Guaranteed Annual Withdrawal Amount payments.

--------------------------------------------------------------------------------
THE 12-MONTH PERIOD BEGINNING ON THE PARTICIPATION DATE AND EACH 12-MONTH
PERIOD THEREAFTER IS A "PARTICIPATION YEAR." THE "PARTICIPATION DATE" MEANS THE EARLIER OF (A) THE BUSINESS DAY ON WHICH WE ISSUE A CERTIFICATE TO THE PLAN PARTICIPANT UNDER THE AXA RETIREMENT 360/SM/ PERSONAL INCOME BENEFIT CONTRACT AND (B) THE BUSINESS DAY ON WHICH THE FIRST CONTRIBUTION FOR THE PLAN PARTICIPANT IS RECEIVED AT OUR PROCESSING OFFICE. FOR EXAMPLE, IF YOUR PARTICIPATION DATE IS MAY 1, YOUR PARTICIPATION DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------

WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CERTIFICATE AND/OR CERTAIN INVESTMENT OPTIONS. IF WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, OR PLACE LIMITATIONS ON, CONTRIBUTIONS AND TRANSFERS INTO THE CONTRACT OR ONE OR MORE OF THE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR PERSONAL INCOME BENEFIT FEATURE. THIS MEANS THAT YOU MAY NO LONGER BE ABLE TO INCREASE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT THROUGH CONTRIBUTIONS AND TRANSFERS.

For information on when contributions are credited under your certificate, see "Dates and prices at which certificate events occur" under "More information" later in this prospectus. Please review your certificate for information on contribution limitations.

We may refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts/certificates of which you are owner or under which you are the participant would total $2,500,000. We may also, at any time, exercise our right to close an investment option to new contributions or transfers.

                        CONTRACT FEATURES AND BENEFITS

HOW CONTRIBUTIONS CAN BE MADE

All contributions must be made in U.S. dollars. We currently only allow contributions to be made by direct transfer from another affiliated funding vehicle or investment. We reserve the right to reject a payment if it is received in an unacceptable form.

We may limit the way in which you can contribute to your certificate. We reserve the right to require any or all contributions and transfers to be made by or from one or more of the following:

..   check,

..   wire transfer,

..   direct plan-to-plan transfers,

..   direct transfers from another third party funding vehicle or investment, or

..   direct transfers from another affiliated funding vehicle or investment.

If we are allowing contributions to be made by check, the check must be drawn on a U.S. bank. We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds.

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

WHAT ARE THE INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options are subject to any employer plan limitations. We may, at any time, exercise our right to close an investment option to new contributions or transfers. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions.

Currently, the investment options are:

--------------------------------------------------------------------------------
.. AXA/AB Dynamic Moderate Growth
.. AXA Balanced Strategy
.. AXA Conservative Growth Strategy
.. AXA Conservative Strategy
.. AXA/Goldman Sachs Strategic Allocation
.. AXA/Invesco Strategic Allocation
.. AXA Moderate Growth Strategy
--------------------------------------------------------------------------------

Your investment results in any one of the investment options will depend on the investment performance of the portfolios. You can lose your principal when investing in the investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields. Listed below are the currently available portfolios, their investment objectives and their advisers.

We may, at any time, exercise our right to close any investment option to new contributions or transfers. For more information on our rules that apply to transfers, see "Transferring your account value" and "Disruptive transfer activity" under "Transferring your money among investment options" later in this prospectus.

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUST

We offer an affiliated Trust, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of the EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trust and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Distributors, LLC ( the "Distributor") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

You may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. The Distributor, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy") and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of your benefits, as discussed below.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing the Personal Income Benefit during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy (or, in the case of the AXA Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the AXA volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF YOUR PERSONAL INCOME BENEFIT. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Such techniques could also impact your account value and Personal Income Benefit in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

                        CONTRACT FEATURES AND BENEFITS

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a con- tract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -
 CLASS IB SHARES                                                                  INVESTMENT ADVISER (OR         VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE) MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC        Seeks to achieve total return from long-term growth of      .   AllianceBernstein L.P.     (delta)
  MODERATE GROWTH     capital and income.
------------------------------------------------------------------------------------------------------------------------------
AXA BALANCED          Seeks long-term capital appreciation and current income.    .   AXA Equitable Funds        (check mark)
  STRATEGY                                                                            Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks current income and growth of capital, with a          .   AXA Equitable Funds        (check mark)
  GROWTH STRATEGY     greater emphasis on current income.                             Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Seeks a high level of current income.                       .   AXA Equitable Funds        (check mark)
  STRATEGY                                                                            Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA/GOLDMAN SACHS     Seeks to achieve long term capital appreciation under       .   Goldman Sachs Asset        (delta)
  STRATEGIC           normal market conditions, while focusing on the                 Management, L.P.
  ALLOCATION          preservation of capital in distressed market environments.
------------------------------------------------------------------------------------------------------------------------------
AXA/INVESCO           Seeks long-term capital appreciation while managing         .   Invesco Advisers, Inc.
  STRATEGIC           portfolio volatility.
  ALLOCATION
------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH   Seeks long-term capital appreciation and current income,    .   AXA Equitable Funds        (check mark)
  STRATEGY            with a greater emphasis on current income.                      Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUST CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        CONTRACT FEATURES AND BENEFITS

ERISA CONSIDERATIONS FOR EMPLOYERS

If the employer's plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your certificate's value" later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. You should speak with your financial professional regarding any different arrangements that may apply.

Currently, the investment options are limited to those listed above. Upon advance notice to you, we reserve the right to add or remove investment options at our sole discretion.

PERSONAL INCOME BENEFIT

This section describes the Personal Income Benefit. The Personal Income Benefit provides you with a guaranteed lifetime withdrawal benefit. Under this benefit, you can receive up to your Guaranteed Annual Withdrawal Amount each participation year, starting at age 59 1/2 and after satisfying any other pre-conditions and lasting until your death unless your account value is reduced to zero because of an Early or Excess Withdrawal. See "Effect of Early and Excess Withdrawals" below; see also "Electing to take your Guaranteed Annual Withdrawal Amount" below. Taking your Guaranteed Annual Withdrawal Amount payments between ages 59 1/2 and 65 will result in reduced Guaranteed Annual Withdrawal Amount payments. YOU SHOULD BE AWARE THAT UNDER THIS BENEFIT, THE GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS ARE WITHDRAWALS FROM YOUR ACCOUNT VALUE AND, ONLY IF NECESSARY, ARE PAYMENTS FROM US (BECAUSE YOUR ACCOUNT VALUE WAS REDUCED TO ZERO BY OTHER THAN AN EARLY OR EXCESS WITHDRAWAL), WHICH MAY NEVER OCCUR.

As discussed in more detail below, the Guaranteed Annual Withdrawal Amount is calculated based on contributions, multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your account value on each participation date anniversary. A pro rata portion of the charge will be deducted if the entire account value is withdrawn through an Early or Excess Withdrawal, the certificate is surrendered or annuitized under annuity payout options that do not guarantee lifetime payments, or a death benefit is paid on a date other than a participation date anniversary. For a description of how the charge is deducted, see "Personal Income Benefit charge" later in "Charges and expenses."

This certificate, which includes the Personal Income Benefit, is designed for taking periodic withdrawals beginning at age 65. Accordingly, you should consider not purchasing this certificate if you do not plan to take withdrawals before annuitization or if you plan to take withdrawals from your account value before you begin receiving Guaranteed Annual Withdrawal payments or that are in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Early and Excess Withdrawals" below).

Prior to purchasing this certificate, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your account value.

The variable investment options available under the certificate have been chosen, in part, to align the Personal Income Benefit and the expected account value investment performance to manage the risk to us and reduce the probability that we will have to make payments out of our general account.

DETERMINING YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your Guaranteed Annual Withdrawal Amount is calculated daily based on the following:

..   contributions to the investment options, multiplied by the then current applicable Guaranteed Withdrawal Rate or Guaranteed Withdrawal Overage Rate; plus

..   any Ratchet increase; minus

..   any adjustments due to Early or Excess Withdrawals.

Early and Excess Withdrawals will reduce the Guaranteed Annual Withdrawal Amount on a pro rata basis. See "Effect of Early or Excess Withdrawals" later in this section for more information. See "Lifetime minimum distribution withdrawals" in "Accessing your money" later in this prospectus for more information about taking your lifetime required minimum distributions without losing the value of the Personal Income Benefit.

Once you begin to take Guaranteed Annual Withdrawal Amount payments:

..   contributions are not permitted;

..   your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Excess Withdrawals; and

..   your Guaranteed Annual Withdrawal Amount may increase as the result of a
    Ratchet increase of your Ratchet Base.

THE GUARANTEED WITHDRAWAL RATE AND GUARANTEED WITHDRAWAL OVERAGE RATE

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate ("GWR") to the first $100,000 you contribute to the investment options during each participation year. We apply the Guaranteed Withdrawal Overage Rate ("GWOR") to contributions in excess of the first $100,000 during each participation year.

The GWR will not be less than the Ten-Year Treasuries Formula Rate described below except in circumstances where that rate exceeds 7% as discussed below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month. The current GWR is available on our website.

                        CONTRACT FEATURES AND BENEFITS

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 20 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate; however, we reserve the right to set any rate greater than 7% based solely on our discretion. In our sole discretion, we may declare a GWR that is greater than the rate generated by the GWR calculation.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GWOR is set at the beginning of each month and will never be less than 2.5%. IN OUR SOLE DISCRETION, WE MAY DECLARE A GWOR THAT IS GREATER THAN 2.5%. The current GWOR is available on our website.

Please note that while the GWR and GWOR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GWOR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GWOR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1:

Assume you make a $100,000 contribution on your participation date, December 1st. The GWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

..   Your contribution is $100,000.

..   Your Ratchet Base is $100,000.

..   Your Guaranteed Annual Withdrawal Amount ("GAWA") is $3,000 ($100,000 x 3%).

EXAMPLE 2:

Assume you purchased your certificate as described in EXAMPLE 1 on December 1st and decide to make contributions of $200 on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the account value. The table below shows the application of the GWOR to six monthly contributions and the resulting values.

------------------------------------------------------------------
                                 NEW    TOTAL   RACHET    ACCOUNT
 DATE    CONTRIBUTION GWR/(*)/   GAWA   GAWA     BASE      VALUE
------------------------------------------------------------------
Dec. 1    $100,000       3%     $3,000 $3,000  $100,000  $100,000
------------------------------------------------------------------
                                 NEW    TOTAL   RACHET    ACCOUNT
 DATE    CONTRIBUTION GWOR/(*)/  GAWA   GAWA     BASE      VALUE
------------------------------------------------------------------
Jan. 15   $     200      3%       $6   $ 3,006 $ 100,200 $ 100,200
------------------------------------------------------------------
Feb. 15   $     200      3%       $6   $ 3,012 $ 100,400 $ 100,400
------------------------------------------------------------------

                                NEW  TOTAL   RACHET  ACCOUNT
 DATE    CONTRIBUTION GWOR/(*)/ GAWA GAWA     BASE    VALUE
-------------------------------------------------------------
Mar. 15      $200        3%      $6  $3,018 $100,600 $100,600
-------------------------------------------------------------
Apr. 15      $200        4%      $8  $3,026 $100,800 $100,800
-------------------------------------------------------------
May 15       $200        4%      $8  $3,034 $101,000 $101,000
-------------------------------------------------------------
Jun. 15      $200        4%      $8  $3,042 $101,200 $101,200
-------------------------------------------------------------

(*)The GWOR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

RATCHET BASE AND THE ANNUAL RATCHET

The Personal Income Benefit includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your investment options. Your Ratchet Base initially equals contributions to the investment options, is increased by subsequent contributions to the investment options on the date we receive the contributions and is recalculated on each participation date anniversary to equal the greater of your account value and the most recent Ratchet Base. If your account value is greater, we will "ratchet," or increase, your Ratchet Base to equal your account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by the result of the Guaranteed Annual Withdrawal Amount divided by the Ratchet Base immediately before the increase to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the "Ratchet increase"). In essence, we are multiplying the increase in the Ratchet Base by the weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Withdrawal Overage Rates.

If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess Withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments since like all withdrawals they will reduce the account value and you can no longer increase your account value through contributions. See "Accessing your money" later in this prospectus.

The following example is designed to show how the Ratchet Base works. In this example, assume the certificate was purchased on your participation date (December 1st) with a $100,000 contribution. Next, assume that you make monthly contributions for 11 consecutive months. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your account value at the end of the participation date anniversary is $109,000.

----------------------------------------------------------------------------------------------------------------------
                                                                                     NEW   TOTAL   RACHET   ACCOUNT
 DATE                                                        CONTRIBUTION GWR/(*)/   GAWA  GAWA     BASE   VALUE/(**)/
----------------------------------------------------------------------------------------------------------------------
Dec. 1                                                         $100,000       3%    $3,000 $3,000 $100,000  $100,000
----------------------------------------------------------------------------------------------------------------------
                                                                                     NEW   TOTAL   RACHET   ACCOUNT
 DATE                                                        CONTRIBUTION GWOR/(*)/  GAWA  GAWA     BASE   VALUE/(**)/
----------------------------------------------------------------------------------------------------------------------
Jan. 1                                                             $100       3%        $3 $3,003 $100,100  $100,500
----------------------------------------------------------------------------------------------------------------------
Feb. 1                                                             $200       3%        $6 $3,009 $100,300  $101,280
----------------------------------------------------------------------------------------------------------------------
Mar. 1                                                             $100       3%        $3 $3,012 $100,400   $98,100
----------------------------------------------------------------------------------------------------------------------
Apr. 15                                                            $200     3.5%        $7 $3,019 $100,600  $103,600
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

                                                                                    NEW     TOTAL    RACHET   ACCOUNT
 DATE                                                        CONTRIBUTION GWOR/(*)/ GAWA    GAWA      BASE   VALUE/(**)/
------------------------------------------------------------------------------------------------------------------------
May 1                                                            $100       3.5%    $3.50 $3,022.50 $100,700  $107,760
------------------------------------------------------------------------------------------------------------------------
Jun. 15                                                          $200       3.5%       $7 $3,029.50 $100,900  $103,650
------------------------------------------------------------------------------------------------------------------------
Jul. 1                                                           $100       3.5%    $3.50    $3,033 $101,000  $102,100
------------------------------------------------------------------------------------------------------------------------
Aug. 15                                                          $200       3.5%       $7    $3,040 $101,200  $104,380
------------------------------------------------------------------------------------------------------------------------
Sep. 1                                                           $100       3.5%    $3.50 $3,043.50 $101,300  $103,580
------------------------------------------------------------------------------------------------------------------------
Oct. 15                                                          $200         3%       $6 $3,049.50 $101,500  $107,860
------------------------------------------------------------------------------------------------------------------------
Nov. 1                                                           $100         3%       $3 $3,052.50 $101,600  $107,500
------------------------------------------------------------------------------------------------------------------------

(*)The GWOR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)The changes to the account value represent hypothetical investment gains and losses due to the performance of the investment options. This example shows an account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, assuming there are not more contributions, on November 30th (the participation date anniversary), the most recent Ratchet Base ($101,600) is compared to the account value ($109,000) on the participation date anniversary. Because the account value is greater, the Ratchet Base is increased to $109,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $7,400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($7,400) by the result of the Guaranteed Annual Withdrawal Amount divided by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

$3,052.50 / $101,600 = 3.00%

3.00% x $7,400 = $222

$3,052.50 + $222 = $3,274.50 (which is the new Guaranteed Annual Withdrawal Amount)

ELECTING TO TAKE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

You may elect to take your Guaranteed Annual Withdrawal Amount payments through our Maximum payment plan or you may take unscheduled withdrawals. All Guaranteed Annual Withdrawal Amount payments reduce your account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Like all withdrawals, Guaranteed Annual Withdrawal Amount payments will reduce your death benefit. See "Withdrawing your account value" under "Accessing your money" later in this prospectus for more information.

In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 59 1/2 and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers' plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and AXA Equitable. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions to the investment options and any subsequent contribution will be rejected.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Please note, payments on a joint life basis are only available for the spouse of a participant at the time of the election. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may elect to take your Guaranteed Annual Withdrawal Amount payments after age 59 1/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

-------------------------------------------------------------
    PAYMENTS BEGIN AT AGE              ADJUSTED GAWA
-------------------------------------------------------------
           59 1/2                           75%
-------------------------------------------------------------
             60                             75%
-------------------------------------------------------------
             61                             80%
-------------------------------------------------------------
             62                             85%
-------------------------------------------------------------
             63                             90%
-------------------------------------------------------------
             64                             95%
-------------------------------------------------------------
             65                            100%
-------------------------------------------------------------

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 x 90% = $4,500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

-------------------------------------------------------------
    PAYMENTS BEGIN AT AGE              ADJUSTED GAWA
-------------------------------------------------------------
             66                            102%
-------------------------------------------------------------
             67                            104%
-------------------------------------------------------------
             68                            106%
-------------------------------------------------------------
             69                            108%
-------------------------------------------------------------
        70 and older                       110%
-------------------------------------------------------------

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 x 106% = $5,300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

You may generally take your lifetime required minimum distributions without losing the value of the Personal Income Benefit. See "Lifetime

                        CONTRACT FEATURES AND BENEFITS
minimum distribution withdrawals" in "Accessing your money" later in this prospectus. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether the certificate is appropriate for your needs. Please consult your tax adviser.

If you experience a financial hardship that causes you to take a withdrawal, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship withdrawal will impact the Guaranteed Annual Withdrawal Amount, see "Hardship withdrawals" in "Accessing your money" later in this prospectus. See also "Effect of Early and Excess Withdrawals" later in this section (the withdrawal of an excess contribution or a forfeiture also do not start your Guaranteed Annual Withdrawal Amount payments, but will reduce your Guaranteed Annual Withdrawal Amount).

EFFECT OF EARLY AND EXCESS WITHDRAWALS

An Early Withdrawal is caused when you take a withdrawal, including a hardship withdrawal, as well as, the withdrawal of an excess contribution (i.e., a contribution in excess of the maximum amount that may be contributed for a participant for any year) and a forfeiture, before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments. If you take an Early Withdrawal, you are still permitted to make contributions to the investment options.

An Excess Withdrawal is caused when more than your Guaranteed Annual Withdrawal Amount is withdrawn in any participation year after you have elected to begin receiving Guaranteed Annual Withdrawal Amount payments. Once a withdrawal (including a hardship withdrawal, as well as, the withdrawal of an excess contribution and a forfeiture) causes cumulative withdrawals in a participation year to exceed your Guaranteed Annual Withdrawal Amount, the dollar amount of the withdrawal that exceeds the Guaranteed Annual Withdrawal Amount is considered an Excess Withdrawal. In addition, each subsequent withdrawal in that participation year is considered an Excess Withdrawal.

An Early or Excess Withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make an Early or Excess Withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take an Early or Excess Withdrawal, your account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

An Early or Excess Withdrawal that reduces your account value to zero will generally terminate the certificate and the Personal Income Benefit without value although we are currently exercising our right not to terminate the certificate in the case of an Early Withdrawal.

The following examples are designed to show how Early and Excess Withdrawals impact the values in your certificate and the Personal Income Benefit. Please note that all withdrawals will reduce your death benefit. See "Payment of death benefit" later in this prospectus.

EXAMPLE 1: An Early Withdrawal

Assume the following:

..   your account value is $5,000;

..   your Ratchet Base is $6,000;

..   your Guaranteed Annual Withdrawal Amount is $200;

..   you are still employed by the plan sponsor; and

..   you decide to take a withdrawal of $500.

Your withdrawal will be an Early Withdrawal. We will deduct $500 from your account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (the amount of the withdrawal ($500) divided by your account value ($5,000)). After the withdrawal:

..   your account value will be $4,500;

..   your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

..   your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero, there are different impacts to the Personal Income Benefit and Guaranteed Annual Withdrawal Amount, depending on the circumstance that causes your account value to fall to zero and whether you have elected to start Guaranteed Annual Withdrawal Amount payments.

ACCOUNT VALUE FALLS TO ZERO BEFORE THE ELECTION TO TAKE GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS. If your account value falls to zero due to an Early Withdrawal before you have elected to take Guaranteed Annual Withdrawal Amount payments, your Personal Income Benefit (including the Guaranteed Annual Withdrawal Amount) and certificate will terminate. We are currently exercising our right to not terminate your certificate in this instance. If we do not terminate your certificate your Guaranteed Annual Withdrawal Amount will be set to zero and will remain at zero unless you make a subsequent contribution. If we terminate your certificate, the Personal Income Benefit cannot be restored. If your account value falls to zero before you have elected Guaranteed Annual Withdrawal Amount payments due to negative investment performance and/or the deduction of a charge, your certificate will not terminate and your Guaranteed Annual Withdrawal Amount will remain unchanged. Thereafter you can make subsequent contributions or elect to receive Guaranteed Annual Withdrawal Amount payments once you meet the requirements to begin Guaranteed Annual Withdrawal Amount payments.

ACCOUNT VALUE FALLS TO ZERO AFTER THE ELECTION TO TAKE GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS. If your account value falls to zero due to an Excess Withdrawal after you have elected to take Guaranteed Annual Withdrawal Amount payments, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) and certificate will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your account value falls to zero after you have elected Guaranteed Annual Withdrawal Amount payments due to negative investment performance and/or either a withdrawal that is not an Excess Withdrawal or the deduction of a charge, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married and your spouse is the sole primary beneficiary under the plan. The following will then occur:

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

                        CONTRACT FEATURES AND BENEFITS

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the "Maximum payment" if automatic payments were not being made.

..   The charge for the Personal Income Benefit will no longer apply.

ANNUITIZATION

If you have reached your maturity date, we will allow you to annuitize your certificate and elect to receive lifetime annuity payments at least equal to your current Guaranteed Annual Withdrawal Amount. IF YOU ANNUITIZE YOUR CERTIFICATE EARLIER THAN THE MATURITY DATE, YOUR ANNUITY PAYMENTS MAY BE LESS THAN YOUR CURRENT GUARANTEED ANNUAL WITHDRAWAL AMOUNT AND THE PERSONAL INCOME BENEFIT WILL TERMINATE.

OTHER IMPORTANT CONSIDERATIONS

..   The Personal Income Benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

..   Withdrawals are not considered as annuity payments for tax purposes, and may be subject to income taxes and an additional 10% Federal income tax penalty before age 59 1/2. See "Tax information" later in this prospectus.

..   All withdrawals reduce your account value and death benefit.

..   If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

..   If you surrender your certificate to receive its cash value all benefits under the certificate will terminate, including the Personal Income Benefit.

..   Withdrawals are available under other annuity contracts we offer without purchasing a withdrawal benefit like the Personal Income Benefit.

..   If you are not eligible to begin receiving your Guaranteed Annual
    Withdrawal Amount and a withdrawal is taken (including a hardship withdrawal, withdrawal of an excess contribution or a forfeiture), this will be considered an Early Withdrawal.

..   If you elect to take Guaranteed Annual Withdrawal Amount payments on a
    Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

..   We reserve the right, in our sole discretion, to discontinue the acceptance of, or place limitations on, contributions into the certificate and/or certain investment options. If we exercise our right to discontinue the acceptance of, and/or place limitations on contributions, you may no longer be able to fund your Personal Income Benefit. This means that you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions.

PLEASE NOTE: The Personal Income Benefit terminates upon annuitization. If you annuitize your certificate before the maturity date, your annuity payments may be less than the Guaranteed Annual Withdrawal Amount.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

Generally, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. Some states require that we refund the full amount of the contribution (not including any investment gain or loss). Please contact your financial professional and/or see "Appendix -- State contract availability and/or variations of certain features and benefits" to find out what applies in your state. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your certificate's cash value.

We may require that you wait six months before you apply for a certificate with us again if:

..   you cancel your certificate during the free look period; or

..   you change your mind before you receive your certificate whether we have received your contribution or not.

In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see "Tax information" later in this prospectus for possible consequences of cancelling your certificate.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your certificate's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the values you have allocated to the investment options. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your certificate also has a "cash value." At any time before annuity payments begin, your certificate's cash value is equal to the account value less all applicable charges (which may include a pro rata portion of the Personal Income Benefit charge).

YOUR CERTIFICATE'S VALUE IN THE INVESTMENT OPTIONS

Each investment option invests in shares of a corresponding portfolio. Your value in each investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

The unit value for each investment option depends on the investment performance of that option. On any day, your value in any investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day's value for one unit. The number of your units in any investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals and transfers among the investment options.

In addition, the Personal Income Benefit charge or third-party transfer or rollover charge, will reduce the number of units credited to your certificate. A withdrawal to pay plan operating expenses or other charges will also reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.

                     DETERMINING YOUR CERTIFICATE'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in "Disruptive transfer activity" below.

You may request a transfer in writing using the specified form or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the certificate number,

(2)the dollar amounts or percentage to be transferred, and

(3)the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and
(3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with portfolios that are part of the EQ Advisors Trust (which is an "affiliated trust" and is also referred to as the "trust"). The affiliated trust has adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner/participant trading activity. The affiliated trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner/participant is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS such action for the remaining life of each affected contract. We or the trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

The trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trust for more information.

It is possible that the trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/participants. As of the date of this prospectus, the trust had not implemented such a fee. If a redemption fee is implemented by the trust, that fee, like any other trust fee, will be borne by the contract owner/participant.

Contract owners/participants should note that it is not always possible for us and the underlying trust to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners/participants may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trust will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

The certificate is designed for Guaranteed Annual Withdrawal Amount payments to begin at age 65. See "Contract features and benefits -- Personal Income Benefit -- Electing to take your Guaranteed Annual Withdrawal Amount" earlier in this prospectus. Early and Excess withdrawals may reduce or eliminate the benefit. Please see "Effect of Early and Excess Withdrawals" in "Contract features and benefits" earlier in this prospectus for more information on how withdrawals affect your Personal Income Benefit and could potentially cause your certificate to terminate. Participants may only withdraw amounts from their account value that are 100% vested, subject to the employer's approval, plan rules and applicable laws. (See "Forfeitures" below and "Effect of Early and Excess Withdrawals" in "Contract features and benefits" earlier in this prospectus.) For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant's cash value and return the amounts to the Employer. The plan administrator must tell us the unvested balance.

Forfeited amounts may be reallocated to active plan participants in accordance with the terms of the plan.

TAKING WITHDRAWALS UNDER THE PERSONAL INCOME BENEFIT

This section describes the ways in which you can take Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under our Maximum payment plan.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a required minimum distribution withdrawal causes the reduction. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the "catch-up payment").

You must wait at least 28 days from certificate issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your participation date anniversary.

If you take a partial withdrawal from your account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

If you take a partial withdrawal after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of your employer's plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal, it may affect your Guaranteed Annual Withdrawal Amount. See "Effect of Early and Excess Withdrawals" under "Personal Income Benefit" in" Contract features and benefits" earlier in this prospectus for more information.

The minimum amount you may withdraw at any time is currently $300. We may waive the $300 requirement.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

Generally, if you (typically the plan participant) are at least 70 1/2 years old, then any lifetime required minimum distribution payment up to the amount calculated as described below will not be treated as an Early or Excess Withdrawal. This amount is equal to the lifetime minimum required distribution amount (for the tax year on that participation date anniversary) calculated using only:

(1)the living participant's age,

(2)the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table,

                             ACCESSING YOUR MONEY

(3)the account value of the this certificate, (prior to the first participation date anniversary we use the account value on the participation date and thereafter we use the account value on the date prescribed by the IRS) and

(4)amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above will not be treated as an Early or Excess Withdrawal. Please note that all withdrawals taken during a participation year are counted toward this amount as calculated above.

For purposes of these examples, assume the account value is $30,000. Also, assume the following:

..   Annual RMD amount (as calculated above) = $6,000

..   Ratchet Base = $60,000

..   Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

Assume you take the following withdrawals: $1,500 on May 1st, $2,000 on September 1st, and $1,750 on November 1st. None of these withdrawals will be treated as an Excess Withdrawal because even though they exceeded the Guaranteed Annual Withdrawal Amount they did not exceed the annual RMD amount of $6,000. These withdrawals would reduce your account value on a dollar-for-dollar basis but would not reduce your Ratchet Base or Guaranteed Annual Withdrawal Amount.

EXAMPLE 2:

Assume you take a $500 withdrawal on June 1st. Further assume you take a withdrawal of $6,000 on December 31st to satisfy your annual RMD amount. In this instance, $500 of the December 31st withdrawal would be considered an Excess Withdrawal because the total withdrawals exceeded the Guaranteed Annual Withdrawal Amount and also exceeded the annual RMD amount by $500. This is an Excess Withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

..   Account Value = $23,500 (or $30,000 - $6,500).

..   Your Ratchet Base = $59,000 (or $60,000 - $1,000). This $1,000 reduction represents a pro rata reduction of 1.67%.

..   Guaranteed Annual Withdrawal Amount (for future participation years) =
    $2,360 (or $2,400 - $40). This $40 reduction represents a pro rata reduction of 1.67%.

HARDSHIP WITHDRAWALS

Generally, in order to receive a hardship withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by the Plan.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals from the investment options on a pro rata basis.

TERMINATION OF PARTICIPATION

Your certificate may be terminated by us and your cash value paid to your employer if:

(1)we have not received any contributions on your behalf within 180 days from your participation date; or

(2)the plan is no longer qualified under the Code and the contract is terminated by us.

The employer and, under certain circumstances, we may discontinue contributions under the contract. Such discontinuance means that the employer will not permit any further contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by transferring all the assets to another contract which will terminate your certificate.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date we receive the request in good order. These transactions may include applying proceeds to an annuity payout option, payment of a death benefit, payment of any amount you withdraw and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

The contract offers you several choices of annuity payout options.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on your age at certificate issue. Also, certain payout options may not be available in certain states or with certain types of contracts.

Deferred annuity contracts such as the AXA Retirement 360/SM/ Personal Income Benefit provide for conversion to payout status at or before the certificate's "maturity date." This is called annuitization. When your certificate is annuitized, your AXA Retirement 360/SM/ Personal Income Benefit certificate and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your AXA Retirement 360/SM/ Personal Income Benefit certificate at the time of annuitization and the annuity purchase

                             ACCESSING YOUR MONEY
factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

IF YOU ANNUITIZE BEFORE THE MATURITY DATE, YOUR ANNUITY PAYMENTS MAY BE LESS THAN THE GUARANTEED ANNUAL WITHDRAWAL AMOUNTS AND YOUR CERTIFICATE WILL TERMINATE. You should get your current Guaranteed Annual Withdrawal Amount and annuity payment values before you annuitize and also discuss with your financial representative if annuitization is suitable for you.

Your AXA Retirement 360/SM/ Personal Income Benefit certificate guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth participation date anniversary and at not less than five year intervals after the first change. (Please see your certificate and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on your age at certificate issue. If you choose to annuitize your certificate, the Personal Income Benefit feature will terminate without value. Payments you receive under the annuity payout option you select may be less than you would have received under the Personal Income Benefit feature. SEE "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for further information. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS
---------------------------------------------------------------
Fixed annuity payout options    .   Life annuity
                                .   Life annuity with period
                                    certain
                                .   Life annuity with refund
                                    certain
                                .   Period certain annuity
---------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain 403(b)s. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose.

If you select a life annuity, life annuity with period certain or life annuity with refund certain, the amount applied will be your account value. If we are offering non-life contingent forms of annuities, the amount applied will be your cash value.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will generally pay annuity payments under a life annuity with a period certain. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate's maturity date.

We will send you a notice with your certificate statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made. If you do not respond to the notice within the 30 days following your maturity date, your certificate will be annuitized automatically using the normal form of annuity payout option. Currently, our normal form of annuity payout option is life annuity with a period certain not to exceed 10 years.

                             ACCESSING YOUR MONEY

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen;

(3)in the case of a life annuity, your age (or your and the designated beneficiary's ages);

(4)in the case of a period certain annuity, the period selected; and

(5)the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the cash value in a single sum rather than as payments under the payout option chosen.

ANNUITY MATURITY DATE

Your certificate has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the participation date anniversary following your 95th birthday. Please see "Appendix -- State contract availability and/or variations of certain features and benefits" later in this prospectus for state variations. We will send a notice with the annual statement one year prior to the maturity date.

On the certificate's maturity date you may elect:

..   an annuity payout option we are then offering;

..   a lump sum distribution of your cash value; or

..   the Personal Income Benefit maturity date annuity benefit.

The Personal Income Benefit maturity date annuity benefit compares: (i) your Guaranteed Annual Withdrawal Amount under the Personal Income Benefit; and
(ii) the amount you would receive by applying your account value on the certificate's maturity date to the guaranteed annuity rates for a life only annuity. The Personal Income Benefit maturity date benefit provides periodic payments of the higher resulting amount for life. This amount is fixed and does not change after annuity payments begin. You will not be permitted to make any additional withdrawals.

Please see "Appendix -- State contract availability and/or variations of certain features and benefits" later in this prospectus for the state variations.

                             ACCESSING YOUR MONEY

5. Charges and expenses

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CHARGES UNDER THE CONTRACTS

PERSONAL INCOME BENEFIT CHARGE

The Personal Income Benefit charge is 0.95%. This charge will be deducted from your investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the entire account value is withdrawn through an Early or Excess Withdrawal, the certificate is surrendered, annuitized under an annuity payout option that does not guarantee payments for the rest of your life or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year. We deduct this charge to compensate us for providing the Guaranteed Annual Withdrawal Amount, mortality and expense risks, as well as, administrative and financial accounting expenses under the contract.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We charge $65 for third-party transfers and rollovers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible third-party funding vehicle or investment, or to another eligible plan. We will deduct this charge from your account value. This charge will also be imposed on each third-party transfer into another permissible funding vehicle due to a forfeiture. We deduct this charge to compensate us for the expenses associated with processing the transfer or rollover.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

PLAN OPERATING EXPENSE AND OTHER CHARGES FOR ADDITIONAL SERVICES

Depending on your Employer's plan, we may be instructed to with- draw a plan operating expense or other expense from your account value and to remit the amount withdrawn to either your Employer, your Employer's designee or a third party as directed by your Employer. The amount to be withdrawn is determined by your Employer; we have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan. We will deduct this charge pro rata from your investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHECK PREPARATION CHARGE. The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. We charge $25 for check preparation. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUST DEDUCTS

The Trust deducts charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of EQ Advisors Trust and/or shares of other affiliated or unaffiliated portfolios. The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trust.

VARIATIONS IN CHARGES

For certain groups offered the AXA Retirement 360/SM/ Personal Income Benefit contract, we may reduce the Personal Income Benefit charge. We may make other changes to the AXA Retirement 360/SM/ Personal Income Benefit contract or certificate.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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DEATH BENEFIT

Your certificate provides a death benefit. The death benefit is equal to your cash value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment. This means that the death benefit proceeds could vary up or down, based on investment performance, until the death benefit is paid.

Withdrawals reduce your account value and, therefore, the amount of the death benefit.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

The amount of any death benefit payable will be reduced by the amount of any forfeiture that applies. Generally, all or a portion of employer contributions which are not vested may be subject to forfeiture.

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

Beneficiary designations are subject to the terms of your plan.

EFFECT OF YOUR DEATH

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary designated under your Employer's plan.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a non-spousal direct rollover to a new inherited IRA in the case of a death benefit from certain qualified plans.

IF YOU HAVE NOT ELECTED GUARANTEED ANNUAL WITHDRAWAL PAYMENTS. Your beneficiary will receive the death benefit but is not eligible to receive Guaranteed Annual Withdrawal Amount payments.

PERSONAL INCOME BENEFIT ON A SINGLE LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary will receive the death benefit but is not eligible to receive Guaranteed Annual Withdrawal Amount payments.

PERSONAL INCOME BENEFIT ON A JOINT LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

..   elect the death benefit; or

..   elect to continue the certificate under the Personal Income Benefit, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects the death benefit, the Guaranteed Annual Withdrawal Amount payments will terminate.

Under the Personal Income Benefit:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   The charge for the Personal Income Benefit will continue to apply.

..   Payments will be equal to the Guaranteed Annual Withdrawal Amount. For information about what happens when the account value falls to zero, see "Effect of your account value falling to zero" under "Personal Income Benefit in "Contract features and benefits" earlier in this prospectus.

..   If you were enrolled in the Maximum payment plan (described earlier in this prospectus in ''Accessing your money'' under ''Withdrawing your account value''), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

..   If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment.

..   If your beneficiary takes any partial withdrawals in addition to RMD payments, the partial withdrawals will be treated as Excess Withdrawals if they exceed the Guaranteed Annual Withdrawal Amount.

..   If prior to your death, you did not elect the Maximum payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date.
    The December payment will not be treated as an Excess Withdrawal. However, any future withdrawals in the same participation year may be treated as Excess Withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals prior to the December payment, any withdrawal from the account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered an Excess Withdrawal.

..   Upon the death of your spousal beneficiary, the Personal Income Benefit stops. The beneficiary designated by your spousal beneficiary to receive any interest in the certificate after the spousal beneficiary dies will receive any remaining cash value in a lump sum.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to 403(b) plans funded by annuity contracts. Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Personal Income Benefit Contracts and Certificates purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of 403(b) plans or Personal Income Benefit Contracts and Certificates. Moreover, the tax aspects that apply to a particular employer's 403(b) plan or Personal Income Benefit Contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under 403(b) plans or Personal Income Benefit Contracts and Certificates, or payments under the Personal Income Benefit Contracts and Certificates, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax advisors before choosing a Personal Income Benefit Contract as an investment option for the employer's 403(b) plan. Similarly, plan participants should not rely only on this document, but should consult their tax advisors before choosing to allocate any part of their 403(b) plan account to a Personal Income Benefit Certificate.

CHOOSING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral. Employers sponsoring 403(b) plans should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers sponsoring 403(b) plans should consider the annuity contract's features and benefits as well as the features and benefits of other permissible funding vehicles and the relative costs of annuity contracts and other funding vehicles. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

403(B) PLAN OVERVIEW; CONTRIBUTIONS; PERSONAL INCOME BENEFIT CONTRACT (CERTIFICATE)

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code. Contributions to the 403(b) plan, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

The sponsoring employer must have a written plan maintained in accordance with federal income tax rules for 403(b) plans, including provisions governing:

..   participation and nondiscrimination rules;

..   funding vehicles; and

..   requirements and limits on contributions, distributions, and benefits.

As part of this process, the sponsoring employer designates the insurance companies, and/or custodians and mutual fund companies to which it will make contributions to purchase 403(b)(1) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan. If AXA Equitable ceases to be an approved provider under an employer's 403(b) plan, the employer could stop allowing amounts to be transferred in to the Personal Income Benefit Contract, or could direct a transfer of amounts held on behalf of plan participants and their beneficiaries from the Personal Income Benefit Contract to another funding vehicle under the 403(b) plan in a contract exchange under the same plan.

The sponsoring employer may also designate one or more persons (individuals or businesses) to perform various functions under the 403(b) plan on the employer's behalf. These persons are referred to as "employer's designee(s)."

The types and amounts of contributions to the 403(b) plan on a behalf of a participating employee are in the terms of the 403(b) plan, subject to federal income tax rules.

Contributions made with respect to a participant's compensation are typically made by a participant's salary reduction on a pre-tax basis, although the plan may also permit or require employer contributions. If the plan has a designated Roth contribution feature, a plan participant may make salary reduction contributions on an after-tax basis. In addition to compensation-related contributions made through the employer's payroll, 403(b) plans may permit a plan participant to make rollover contributions from another eligible retirement plan or contributions which are a direct transfer of assets from another 403(b) plan.

All contributions to the 403(b) plan made on behalf of a plan participant, and any earnings, are in the participant's 403(b) plan account. Generally amounts in a participant's 403(b) plan account are nonforfeitable, although certain 403(b) plans may have a vesting schedule applicable to employer contributions. See "Accessing your money" earlier in this prospectus.

                                TAX INFORMATION

A plan participant choosing to allocate some or all of the participant's 403(b) plan account to the Personal Income Benefit Contract (Certificate) will direct the employer or the employer's designee for this purpose to transfer amounts from the participant's 403(b) plan account to the Personal Income Benefit Contract (Certificate). AXA Equitable will not accept contributions to a Personal Income Benefit Contract or Personal Income Benefit Certificate from a plan participant or the sponsoring employer's payroll. Currently, all contributions to a Personal Income Benefit Contract or Personal Income Benefit Certificate must be made through a direct transfer from another funding vehicle under the 403(b) plan, referred to as a "contract exchange under the same plan".

Participants should consult their own tax and legal advisors in considering whether to allocate any part of the participant's 403(b) plan account to the Personal Income Benefit Contract (Certificate), and if so, how much of the participant's 403(b) plan account to allocate.

Participants should consider the potential need to access amounts allocated to the Personal Income Benefit Contract (Certificate) before payments under the Personal Income Benefit Contract (Certificate) begin, in transactions which could be an Early Withdrawal or Excess Withdrawal. See "Effect of Early and Excess Withdrawals" in "Contract features and benefits". Early Withdrawals and Excess Withdrawals could reduce the amount of the ultimate benefit from the Personal Income Benefit Contract (Certificate). If the 403(b) plan permits loans, IT IS STRONGLY ADVISABLE NOT TO FUND THE LOAN THROUGH THE PERSONAL INCOME BENEFIT CONTRACT (CERTIFICATE), BECAUSE OF THE LIKELIHOOD OF EARLY WITHDRAWALS AND EXCESS WITHDRAWALS.

DISTRIBUTIONS FROM 403(B) PLANS; PERSONAL INCOME BENEFIT CONTRACT (CERTIFICATE)

The sponsoring employer or employer's designee must consent to any 403(b) plan loan, or request for a withdrawal, distribution, or payment by any plan participant or beneficiary in accordance with plan rules.

The limits on distributions under 403(b) plans are reflected in the Personal Income Benefit Contract (Certificate). Amounts attributable to salary reduction contributions on behalf of a plan participant cannot be distributed before the participant reaches age 59 1/2, dies, becomes disabled as defined in the Code, severs from employment with the employer which provided the funds, or otherwise has a permissible distribution event. If distributions attributable to salary reduction contributions are made in the case of hardship, no income attributable to salary reduction contributions may be distributed.

Generally distributions from 403(b) plans are includable in the income of a plan participant or beneficiary as ordinary income, not capital gain. If the participant has made contributions to the 403(b) plan on an after-tax basis, only the taxable amount of any distribution is includible. If a distribution is made prior to the participant's age 59 1/2, an additional 10% federal income tax penalty may also be imposed, unless an exception applies.

If a distribution from a plan is an "eligible rollover distribution", the plan is required to notify the plan participant or beneficiary of the choices and consequences of a distribution. In certain cases a distribution which is an eligible rollover distribution can be directly rolled over on a tax-deferred basis to another eligible retirement plan which will accept it. If an eligible rollover distribution is not directly rolled over, a plan participant and in some cases a beneficiary may be able to roll it over within 60 days after receiving the distribution. However, the plan will be required to withhold 20% of the taxable amount of the distribution. Guaranteed annual withdrawal payments from the Personal Income Benefit Contract (Certificate) may be viewed as eligible rollover distributions from the 403(b) plan prior to the commencement of lifetime required minimum distributions for the plan participant, discussed in the paragraph below.

There are also distribution requirements applicable to plan participants and beneficiaries in 403(b) plans. Under the required minimum distribution rules plan participants must start calculating and taking annual distributions from the 403(b) plan by a specified date. The beginning date depends on the plan participant's age and retirement status.

The plan must withhold federal income tax from distributions unless a recipient is eligible to elect out of such withholding and properly elects out. The rate of withholding depends on the type of the distribution and the recipient's age and other status. As noted above, eligible rollover distributions are subject to mandatory withholding at the rate of 20% with no election out possible. Distributions after a participant's lifetime required minimum distributions are to start may be subject to 10% withholding, with election out possible. Annuity payouts which may be elected under the plan or which may occur from the Personal Income Benefit Contract (Certificate) when it goes to zero are subject to wage-type withholding, with election out possible.

"Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If there is no appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which income tax is required to be withheld, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, contract values and other information may have to be reported for certain contractholders. For this reason, appropriate status documentation may be required at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

The employer or employer's designee is responsible for monitoring 403(b) plan contributions, distribution restrictions, required minimum distribution rules, and all other rules applicable to the plan.

If a plan participant has multiple 403(b) plan accounts under a 403(b) plan sponsored by one employer, participates in more than one 403(b) plan, or participates in more than one tax-qualified plan funded by salary reduction contributions, the participant may be required to combine plan account values or contributions for tax purposes.

                                TAX INFORMATION

For further information about 403(b) plans, plan participants can consult Internal Revenue Service Publication 571, TAX-SHELTERED ANNUITY PLANS (403(B) PLANS) FOR EMPLOYEES OF PUBLIC SCHOOLS AND CERTAIN TAX-EXEMPT ORGANIZATIONS. This publication is usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some 403(b) plans may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

ERISA rules may require certain types of spousal consent to loans and certain forms of payments. Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with
Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The Personal Income Benefit contract provides the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

8. More information

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ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We may invest the assets of Separate Account A in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to transfers and contributions; and

(9)to limit the number of variable investment options which you may elect.

ABOUT THE TRUST

The Trust is registered under the Investment Company Act of 1940. It is classified as "open-end management investment companies," more commonly called mutual funds. The Trust issues different shares relating to each portfolio.

The Board of Trustees of the Trust serves for the benefit of the Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for the Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectus(es) for the Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

                               MORE INFORMATION

The disclosure with regard to the general account is subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m. Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the investment options are invested at the unit value next determined after the receipt of the contribution.

..   Transfers to or from investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your certificate is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trust we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for the Trust; or

..   any other matters described in each prospectus for the Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trust sell its shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. EQ Advisors Trust also sells its shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of the Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that the Board's response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the investment options in the same proportion as votes cast by participants.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems

                               MORE INFORMATION
failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

FIDUCIARY RULE

In 2016, the Department of Labor issued a final rule that significantly expanded the definition of "investment advice" and increased the circumstances in which companies and broker-dealers, insurance agencies and other financial institutions that sell our products could be deemed a fiduciary when providing investment advice with respect to plans under the Employee Retirement Income Security Act of 1974 ("ERISA") or individual retirement accounts ("IRAs"). The Department of Labor also introduced amendments to longstanding exemptions from the prohibited transaction provisions under ERISA that would increase fiduciary requirements in connection with transactions involving ERISA plans, plan participants and IRAs, and applied more onerous disclosure and contract requirements to such transactions. The Department of Labor partially implemented the rule in June 2017. Full implementation of the rule is scheduled for July 2019 and may likely have an adverse impact on the level and type of services we provide. However, in March 2018 a federal appeals court issued a decision vacating the rule. The court's decision will not take effect until after the date of this prospectus, and there is a possibility that the Department of Labor may ask for a rehearing or appeal the decision. At this time, we do not currently plan any immediate changes to our approach to selling products and providing services to ERISA plans and IRAs.

STATUTORY COMPLIANCE

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

The owner may not assign a contract or certificate for any purpose. You cannot assign a certificate as security for a loan or other obligation.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for the plan.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Distributors, LLC ("AXA Distributors" or the "Distributor") who serves as the principal underwriter. The offering of the contracts is intended to be continuous.

AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributor is under the common control of AXA Equitable Holdings, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributor is registered with the SEC as broker-dealers and is a member members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributor ("Selling broker-dealers").

AXA Equitable pays compensation to the Distributor based on con- tracts sold. AXA Equitable may also make additional payments to the Distributor, and the Distributor may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributor or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation

                               MORE INFORMATION
is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 5% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.70% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset- based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2017) received additional payments. These additional payments ranged from $2,068.25 to $5,709,995.36. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
CUNA Brokerage Services
CUSO Financial Services, L.P.
Equity Services Inc.
Farmer's Financial Solution
FTB Advisors, Inc.
Geneos Wealth Management
Gradient Securities, LLC
H.D. Vest Investment Securities, Inc.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investments, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
National Planning Holding Corp.
PlanMember
PNC Investments
Primerica Financial Services, Inc.
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial
Wells Fargo

                               MORE INFORMATION

                                   Appendix

                        Condensed financial information

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Contracts without a daily asset charge were not offered as of December 31, 2017, therefore condensed financial information is not available.

                  APPENDIX -- CONDENSED FINANCIAL INFORMATION

                                   Appendix

State contract availability and/or variations of certain features and benefits

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STATES WHERE CERTAIN AXA RETIREMENT 360/SM/ PERSONAL INCOME BENEFIT FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

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 STATE   FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------

                   [This section intentionally left blank.]

 APPENDIX -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Statement of additional information

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TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Custodian and independent registered public accounting firm   2

Distribution of the contracts                                 2

Calculating unit values                                       2

Financial Statements                                          3

HOW TO OBTAIN AN AXA RETIREMENT 360/SM/ PERSONAL INCOME BENEFIT STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (888) 370-8871 or send this request form to:
  AXA Retirement Plan Services/SM/
  P.O. Box 4730
  Syracuse, NY 13221

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Please send me an AXA Retirement 360/SM/ Personal Income Benefit
Statement of Additional Information dated August 27, 2018
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Name
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Address
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City                                                                   State  Zip

AXA Retirement 360/SM/ Personal Income Benefit

A group flexible premium deferred variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED
AUGUST 27, 2018



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This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for AXA Retirement 360/SM/ Personal Income Benefit dated August 27, 2018. That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                              2

             Custodian and independent registered public
               accounting firm                                  2

             Distribution of the contracts                      2

             Calculating unit values                            2

             Financial statements                               3



 Distributed by affiliate, AXA Distributors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104

  Copyright 2018 AXA Equitable Life Insurance Company -- All rights reserved

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #334578

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, which is an indirect majority owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the majority shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.

The financial statements of the Separate Account at December 31, 2017 and for each of the two years in the period ended December 31, 2017, and the consolidated financial statements of AXA Equitable at December 31, 2017, 2016 and 2015 and for each of the three years in the period ended December 31, 2017 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $480,771,028 in 2017, $507,645,857 in 2016 and $490,800,838 in 2015, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $7,262,669 and $0, respectively.

CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for AXA Retirement 360/SM/ Personal Income Benefit may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                               (   _a   )
                                    b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts and certificates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2017............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2017.............................................................  FSA-52
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2017 and 2016.......................................  FSA-70
   Notes to Financial Statements...................................... FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2017 and 2016.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2017, 2016 and 2015.....................     F-5
   Consolidated Statements of Equity, for the Years Ended December
     31, 2017, 2016 and 2015..........................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2017, 2016 and 2015.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Financial Statements Schedules.....................................    F-98

                                 FSA-1  #491264

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the Variable Investment Options listed in the table below (constituting Separate Account A of AXA Equitable Life Insurance Company, hereafter collectively referred to as the "Variable Investment Options") as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for the periods listed in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Investment Options as of December 31, 2017 and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

 1290 VT DOUBLELINE DYNAMIC             AXA/MUTUAL LARGE CAP EQUITY MANAGED
 ALLOCATION/(1)/                        VOLATILITY/(1)/
 1290 VT DOUBLELINE OPPORTUNISTIC       AXA/TEMPLETON GLOBAL EQUITY MANAGED
 BOND/(1)/                              VOLATILITY/(1)/
 1290 VT EQUITY INCOME/(1)/             CHARTER/SM/ MODERATE/(2)/
 1290 VT GAMCO MERGERS &                CHARTER/SM/ MULTI-SECTOR BOND/(1)/
 ACQUISITIONS/(1)/                      CHARTER/SM/ SMALL CAP GROWTH/(1)/
 1290 VT GAMCO SMALL COMPANY VALUE/(1)/ CHARTER/SM/ SMALL CAP VALUE/(1)/
 1290 VT HIGH YIELD BOND/(1)/           EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
 1290 VT SMALL CAP VALUE/(1)/           EQ/CAPITAL GUARDIAN RESEARCH/(1)/
 1290 VT SMARTBETA EQUITY/(1)/          EQ/COMMON STOCK INDEX/(1)/
 1290 VT SOCIALLY RESPONSIBLE/(1)/      EQ/CORE BOND INDEX/(1)/
 ALL ASSET GROWTH-ALT 20/(1)/           EQ/EMERGING MARKETS EQUITY PLUS/(1)/
 AMERICAN CENTURY VP MID CAP VALUE      EQ/EQUITY 500 INDEX/(1)/
 FUND/(1)/                              EQ/GLOBAL BOND PLUS/(1)/
 AMERICAN FUNDS INSURANCE SERIES(R)     EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
 BOND FUND/SM(1)/                       EQ/INTERNATIONAL EQUITY INDEX/(1)/
 AXA 400 MANAGED VOLATILITY/(1)/        EQ/INVESCO COMSTOCK/(1)/
 AXA 500 MANAGED VOLATILITY/(1)/        EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
 AXA 2000 MANAGED VOLATILITY/(1)/       EQ/LARGE CAP GROWTH INDEX/(1)/
 AXA AGGRESSIVE ALLOCATION/(1)/         EQ/LARGE CAP VALUE INDEX/(1)/
 AXA BALANCED STRATEGY/(1)/             EQ/MFS INTERNATIONAL GROWTH/(1)/
 AXA CONSERVATIVE ALLOCATION/(1)/       EQ/MID CAP INDEX/(1)/
 AXA CONSERVATIVE GROWTH STRATEGY/(1)/  EQ/MONEY MARKET/(1)/
 AXA CONSERVATIVE STRATEGY/(1)/         EQ/OPPENHEIMER GLOBAL/(1)/
 AXA CONSERVATIVE-PLUS ALLOCATION/(1)/  EQ/PIMCO GLOBAL REAL RETURN/(1)/
 AXA GLOBAL EQUITY MANAGED              EQ/PIMCO ULTRA SHORT BOND/(1)/
 VOLATILITY/(1)/                        EQ/QUALITY BOND PLUS/(1)/
 AXA GROWTH STRATEGY/(1)/               EQ/SMALL COMPANY INDEX/(1)/
 AXA INTERNATIONAL CORE MANAGED         EQ/T. ROWE PRICE GROWTH STOCK/(1)/
 VOLATILITY/(1)/                        EQ/UBS GROWTH & INCOME/(1)/
 AXA INTERNATIONAL MANAGED              FIDELITY(R) VIP CONTRAFUND(R)
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA INTERNATIONAL VALUE MANAGED        FIDELITY(R) VIP EQUITY-INCOME
 VOLATILITY/(1)/                        PORTFOLIO/(1)/
 AXA LARGE CAP CORE MANAGED             FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
 VOLATILITY/(1)/                        GOLDMAN SACHS VIT MID CAP VALUE
 AXA LARGE CAP GROWTH MANAGED           FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. DIVERSIFIED DIVIDEND
 AXA LARGE CAP VALUE MANAGED            FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. GLOBAL REAL ESTATE
 AXA MID CAP VALUE MANAGED              FUND/(1)/
 VOLATILITY/(1)/                        INVESCO V.I. HIGH YIELD FUND/(1)/
 AXA MODERATE ALLOCATION/(1)/           INVESCO V.I. INTERNATIONAL GROWTH
 AXA MODERATE GROWTH STRATEGY/(1)/      FUND/(1)/
 AXA MODERATE-PLUS ALLOCATION/(1)/      INVESCO V.I. MID CAP CORE EQUITY
 AXA/AB DYNAMIC MODERATE GROWTH/(1)/    FUND/(1)/
 AXA/AB SMALL CAP GROWTH/(1)/           INVESCO V.I. SMALL CAP EQUITY
 AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/  FUND/(1)/
 AXA/FRANKLIN BALANCED MANAGED          IVY VIP ENERGY/(1)/
 VOLATILITY/(1)/                        IVY VIP HIGH INCOME/(1)/
 AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY/(1)/
 AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY/(1)/
 AXA/JANUS ENTERPRISE/(1)/
 AXA/LOOMIS SAYLES GROWTH/(1)/

                                     FSA-2

 IVY VIP MID CAP GROWTH/(1)/            MULTIMANAGER MID CAP VALUE/(1)/
 IVY VIP SMALL CAP GROWTH/(1)/          MULTIMANAGER TECHNOLOGY/(1)/
 LAZARD RETIREMENT EMERGING MARKETS     OPPENHEIMER MAIN STREET
 EQUITY PORTFOLIO/(1)/                  FUND(R)/VA/(1)/
 MFS(R) INTERNATIONAL VALUE             PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO/(1)/                         PORTFOLIO/(1)/
 MFS(R) INVESTORS TRUST SERIES/(1)/     TARGET 2015 ALLOCATION/(1)/
 MFS(R) MASSACHUSETTS INVESTORS GROWTH  TARGET 2025 ALLOCATION/(1)/
 STOCK PORTFOLIO/(1)/                   TARGET 2035 ALLOCATION/(1)/
 MFS(R) TECHNOLOGY PORTFOLIO/(1)/       TARGET 2045 ALLOCATION/(1)/
 MFS(R) UTILITIES SERIES/(1)/           TARGET 2055 ALLOCATION/(1)/
 MULTIMANAGER AGGRESSIVE EQUITY/(1)/    TEMPLETON GLOBAL BOND VIP FUND/(1)/
 MULTIMANAGER CORE BOND/(1)/            VANECK VIP GLOBAL HARD ASSETS
 MULTIMANAGER MID CAP GROWTH/(1)/       FUND/(1)/

(1)Statements of operations for the year ended December 31, 2017 and statements of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)Statements of operations and of changes in net assets for the period May
   19, 2017 (commencement of operations) through December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the Variable Investment Options' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 16, 2018

We have served as the auditor of one or more of the Variable Investment Options in Separate Account A of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

                                         1290 VT      1290 VT
                                       DOUBLELINE   DOUBLELINE                  1290 VT GAMCO 1290 VT GAMCO
                                         DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &   SMALL COMPANY  1290 VT HIGH
                                       ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*    VALUE*      YIELD BOND*
                                       ----------- ------------- -------------- ------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $11,439,951  $6,424,562    $117,548,027   $17,251,838  $1,046,148,780 $12,964,584
Receivable for shares of the
 Portfolios sold......................          --          --              --        11,174              --          --
Receivable for policy-related
 transactions.........................       8,540      58,912          42,774            --         616,851      39,855
                                       -----------  ----------    ------------   -----------  -------------- -----------
   Total assets.......................  11,448,491   6,483,474     117,590,801    17,263,012   1,046,765,631  13,004,439
                                       -----------  ----------    ------------   -----------  -------------- -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       8,540      58,820          42,774            --         616,851      39,855
Payable for policy-related
 transactions.........................          --          --              --        11,174              --          --
                                       -----------  ----------    ------------   -----------  -------------- -----------
   Total liabilities..................       8,540      58,820          42,774        11,174         616,851      39,855
                                       -----------  ----------    ------------   -----------  -------------- -----------
NET ASSETS............................ $11,439,951  $6,424,654    $117,548,027   $17,251,838  $1,046,148,780 $12,964,584
                                       ===========  ==========    ============   ===========  ============== ===========
NET ASSETS:
Accumulation unit values.............. $11,438,225  $6,424,617    $117,541,686   $17,239,624  $1,046,106,449 $12,964,520
Retained by AXA Equitable in Separate
 Account A............................       1,726          37           6,341        12,214          42,331          64
                                       -----------  ----------    ------------   -----------  -------------- -----------
TOTAL NET ASSETS...................... $11,439,951  $6,424,654    $117,548,027   $17,251,838  $1,046,148,780 $12,964,584
                                       ===========  ==========    ============   ===========  ============== ===========

Investments in shares of the
 Portfolios, at cost.................. $11,145,086  $6,443,999    $121,101,734   $17,367,556  $  902,836,765 $13,089,808

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                                           AMERICAN FUNDS
                                                      1290 VT     1290 VT                      AMERICAN      INSURANCE
                                       1290 VT SMALL SMARTBETA    SOCIALLY     ALL ASSET    CENTURY VP MID SERIES(R) BOND
                                        CAP VALUE*    EQUITY*   RESPONSIBLE* GR0WTH-ALT 20* CAP VALUE FUND    FUND/SM/
                                       ------------- ---------- ------------ -------------- -------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $1,717,403   $1,257,326 $54,485,684   $84,044,489    $75,262,084    $44,600,090
Receivable for policy-related
 transactions.........................       4,203        2,515      17,415        84,931        129,418         68,617
                                        ----------   ---------- -----------   -----------    -----------    -----------
   Total assets.......................   1,721,606    1,259,841  54,503,099    84,129,420     75,391,502     44,668,707
                                        ----------   ---------- -----------   -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       4,203        2,498      17,413        84,931        129,376         68,571
                                        ----------   ---------- -----------   -----------    -----------    -----------
   Total liabilities..................       4,203        2,498      17,413        84,931        129,376         68,571
                                        ----------   ---------- -----------   -----------    -----------    -----------
NET ASSETS............................  $1,717,403   $1,257,343 $54,485,686   $84,044,489    $75,262,126    $44,600,136
                                        ==========   ========== ===========   ===========    ===========    ===========
NET ASSETS:
Accumulation unit values..............  $1,709,123   $1,257,343 $54,460,039   $84,043,726    $75,262,126    $44,600,136
Retained by AXA Equitable in Separate
 Account A............................       8,280           --      25,647           763             --             --
                                        ----------   ---------- -----------   -----------    -----------    -----------
TOTAL NET ASSETS......................  $1,717,403   $1,257,343 $54,485,686   $84,044,489    $75,262,126    $44,600,136
                                        ==========   ========== ===========   ===========    ===========    ===========

Investments in shares of the
 Portfolios, at cost..................  $1,630,662   $1,168,522 $50,082,557   $77,042,257    $66,861,259    $45,373,012

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                         AXA 400     AXA 500    AXA 2000       AXA                       AXA
                                         MANAGED     MANAGED     MANAGED   AGGRESSIVE   AXA BALANCED CONSERVATIVE
                                       VOLATILITY* VOLATILITY* VOLATILITY* ALLOCATION*   STRATEGY*   ALLOCATION*
                                       ----------- ----------- ----------- ------------ ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $16,487,022 $26,601,305 $7,758,560  $719,519,440 $132,739,997 $106,475,791
Receivable for shares of the
 Portfolios sold......................      15,573          --         --            --           --       11,850
Receivable for policy-related
 transactions.........................          --      25,347        859       123,947       10,104           --
                                       ----------- ----------- ----------  ------------ ------------ ------------
   Total assets.......................  16,502,595  26,626,652  7,759,419   719,643,387  132,750,101  106,487,641
                                       ----------- ----------- ----------  ------------ ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --      25,347        859       123,947       10,104           --
Payable for policy-related
 transactions.........................      15,573          --         --            --           --       11,850
                                       ----------- ----------- ----------  ------------ ------------ ------------
   Total liabilities..................      15,573      25,347        859       123,947       10,104       11,850
                                       ----------- ----------- ----------  ------------ ------------ ------------
NET ASSETS............................ $16,487,022 $26,601,305 $7,758,560  $719,519,440 $132,739,997 $106,475,791
                                       =========== =========== ==========  ============ ============ ============
NET ASSETS:
Accumulation unit values.............. $16,486,017 $26,598,018 $7,758,304  $719,501,874 $132,738,039 $106,471,630
Retained by AXA Equitable in Separate
 Account A............................       1,005       3,287        256        17,566        1,958        4,161
                                       ----------- ----------- ----------  ------------ ------------ ------------
TOTAL NET ASSETS...................... $16,487,022 $26,601,305 $7,758,560  $719,519,440 $132,739,997 $106,475,791
                                       =========== =========== ==========  ============ ============ ============

Investments in shares of the
 Portfolios, at cost.................. $15,729,973 $22,688,818 $7,164,813  $658,285,759 $117,735,872 $108,175,598

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           AXA                        AXA      AXA GLOBAL                   AXA
                                       CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                INTERNATIONAL
                                          GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH CORE MANAGED
                                        STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*   VOLATILITY*
                                       ------------ ------------ ------------- ------------ ---------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $29,665,388   $9,801,572  $220,562,922  $406,245,555 $1,528,340 $178,944,059
Receivable for shares of the
 Portfolios sold......................      11,809       18,505        50,019            --         48           --
Receivable for policy-related
 transactions.........................          --           --            --       108,921         --       39,004
                                       -----------   ----------  ------------  ------------ ---------- ------------
   Total assets.......................  29,677,197    9,820,077   220,612,941   406,354,476  1,528,388  178,983,063
                                       -----------   ----------  ------------  ------------ ---------- ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --           --            --       108,921         --       39,004
Payable for policy related
 transactions.........................      11,810       18,435        50,019            --          8           --
                                       -----------   ----------  ------------  ------------ ---------- ------------
   Total liabilities..................      11,810       18,435        50,019       108,921          8       39,004
                                       -----------   ----------  ------------  ------------ ---------- ------------
NET ASSETS............................ $29,665,387   $9,801,642  $220,562,922  $406,245,555 $1,528,380 $178,944,059
                                       ===========   ==========  ============  ============ ========== ============
NET ASSETS:
Accumulation unit values.............. $29,665,309   $9,801,642  $220,538,791  $406,201,949 $1,528,380 $178,926,914
Retained by AXA Equitable in Separate
 Account A............................          78           --        24,131        43,606         --       17,145
                                       -----------   ----------  ------------  ------------ ---------- ------------
TOTAL NET ASSETS...................... $29,665,387   $9,801,642  $220,562,922  $406,245,555 $1,528,380 $178,944,059
                                       ===========   ==========  ============  ============ ========== ============

Investments in shares of the
 Portfolios, at cost.................. $27,679,219   $9,540,157  $219,814,897  $293,223,421 $1,066,463 $150,076,251

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                          AXA
                                            AXA      INTERNATIONAL               AXA LARGE CAP AXA LARGE CAP AXA MID CAP
                                       INTERNATIONAL     VALUE     AXA LARGE CAP    GROWTH         VALUE        VALUE
                                          MANAGED       MANAGED    CORE MANAGED     MANAGED       MANAGED      MANAGED
                                        VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*  VOLATILITY*
                                       ------------- ------------- ------------- ------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $12,261,216  $194,754,765   $33,729,355  $751,883,820  $886,548,517  $523,436,848
Receivable for shares of the
 Portfolios sold......................           --        28,937            --       274,867        14,808         2,787
Receivable for policy-related
 transactions.........................       14,799            --       159,750            --            --            --
                                        -----------  ------------   -----------  ------------  ------------  ------------
   Total assets.......................   12,276,015   194,783,702    33,889,105   752,158,687   886,563,325   523,439,635
                                        -----------  ------------   -----------  ------------  ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       14,799            --       159,750            --            --            --
Payable for policy-related
 transactions.........................           --        28,937            --       274,866        60,034         2,783
                                        -----------  ------------   -----------  ------------  ------------  ------------
   Total liabilities..................       14,799        28,937       159,750       274,866        60,034         2,783
                                        -----------  ------------   -----------  ------------  ------------  ------------
NET ASSETS............................  $12,261,216  $194,754,765   $33,729,355  $751,883,821  $886,503,291  $523,436,852
                                        ===========  ============   ===========  ============  ============  ============
NET ASSETS:
Accumulation unit values..............  $12,259,850  $194,736,918   $33,712,571  $751,814,364  $882,663,909  $523,414,533
Contracts in payout (annuitization)
 period...............................           --            --            --            --     3,272,297            --
Retained by AXA Equitable in Separate
 Account A............................        1,366        17,847        16,784        69,457       567,085        22,319
                                        -----------  ------------   -----------  ------------  ------------  ------------
TOTAL NET ASSETS......................  $12,261,216  $194,754,765   $33,729,355  $751,883,821  $886,503,291  $523,436,852
                                        ===========  ============   ===========  ============  ============  ============

Investments in shares of the
 Portfolios, at cost..................  $11,069,084  $160,905,910   $25,073,942  $477,926,460  $548,479,782  $350,639,822

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                    AXA/AB                    AXA/
                                                      AXA MODERATE AXA MODERATE-   DYNAMIC                 CLEARBRIDGE
                                        AXA MODERATE     GROWTH        PLUS        MODERATE   AXA/AB SMALL  LARGE CAP
                                        ALLOCATION*    STRATEGY*    ALLOCATION*    GROWTH*    CAP GROWTH*    GROWTH*
                                       -------------- ------------ -------------- ----------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $1,685,402,243 $66,166,968  $1,211,085,674 $18,919,286 $396,904,823 $160,793,033
Receivable for shares of the
 Portfolios sold......................         99,294          --              --          --           --      129,406
Receivable for policy-related
 transactions.........................             --      37,728         133,634      97,110      217,465           --
                                       -------------- -----------  -------------- ----------- ------------ ------------
   Total assets.......................  1,685,501,537  66,204,696   1,211,219,308  19,016,396  397,122,288  160,922,439
                                       -------------- -----------  -------------- ----------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................             --      37,728         133,635      97,104      217,466           --
Payable for policy-related
 transactions.........................         14,463          --              --          --           --      129,406
                                       -------------- -----------  -------------- ----------- ------------ ------------
   Total liabilities..................         14,463      37,728         133,635      97,104      217,466      129,406
                                       -------------- -----------  -------------- ----------- ------------ ------------
NET ASSETS............................ $1,685,487,074 $66,166,968  $1,211,085,673 $18,919,292 $396,904,822 $160,793,033
                                       ============== ===========  ============== =========== ============ ============
NET ASSETS:
Accumulation unit values.............. $1,679,787,118 $66,157,740  $1,211,042,198 $18,919,292 $394,456,293 $160,742,363
Contracts in payout (annuitization)
 period...............................      5,640,037          --              --          --    2,402,465           --
Retained by AXA Equitable in Separate
 Account A............................         59,919       9,228          43,475          --       46,064       50,670
                                       -------------- -----------  -------------- ----------- ------------ ------------
TOTAL NET ASSETS...................... $1,685,487,074 $66,166,968  $1,211,085,673 $18,919,292 $396,904,822 $160,793,033
                                       ============== ===========  ============== =========== ============ ============

Investments in shares of the
 Portfolios, at cost.................. $1,677,002,829 $60,831,579  $1,150,197,054 $17,408,772 $349,889,046 $156,077,512

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                    AXA/FRANKLIN AXA/FRANKLIN                          AXA/MUTUAL
                                       AXA/FRANKLIN  SMALL CAP    TEMPLETON                             LARGE CAP
                                         BALANCED      VALUE      ALLOCATION               AXA/LOOMIS    EQUITY
                                         MANAGED      MANAGED      MANAGED     AXA/JANUS     SAYLES      MANAGED
                                       VOLATILITY*  VOLATILITY*  VOLATILITY*  ENTERPRISE*   GROWTH*    VOLATILITY*
                                       ------------ ------------ ------------ ------------ ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $94,200,958  $20,920,849  $76,395,388  $304,346,273 $91,316,185 $27,940,475
Receivable for shares of the
 Portfolios sold......................          --        9,232        2,405            --          --          --
Receivable for policy-related
 transactions.........................      20,653           --           --         8,164     135,909      14,922
                                       -----------  -----------  -----------  ------------ ----------- -----------
   Total assets.......................  94,221,611   20,930,081   76,397,793   304,354,437  91,452,094  27,955,397
                                       -----------  -----------  -----------  ------------ ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................      20,653           --           --         5,516     135,909      14,922
Payable for policy related
 transactions.........................          --        9,232        2,404            --          --          --
                                       -----------  -----------  -----------  ------------ ----------- -----------
   Total liabilities..................      20,653        9,232        2,404         5,516     135,909      14,922
                                       -----------  -----------  -----------  ------------ ----------- -----------
NET ASSETS............................ $94,200,958  $20,920,849  $76,395,389  $304,348,921 $91,316,185 $27,940,475
                                       ===========  ===========  ===========  ============ =========== ===========
NET ASSETS:
Accumulation unit values.............. $94,188,328  $20,920,702  $76,371,153  $304,348,921 $91,309,125 $27,935,248
Retained by AXA Equitable in Separate
 Account A............................      12,630          147       24,236            --       7,060       5,227
                                       -----------  -----------  -----------  ------------ ----------- -----------
TOTAL NET ASSETS...................... $94,200,958  $20,920,849  $76,395,389  $304,348,921 $91,316,185 $27,940,475
                                       ===========  ===========  ===========  ============ =========== ===========

Investments in shares of the
 Portfolios, at cost.................. $85,495,956  $17,485,701  $65,064,989  $302,275,524 $71,837,400 $21,373,851

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       AXA/TEMPLETON
                                       GLOBAL EQUITY             CHARTER/SM/  CHARTER/SM/ CHARTER/SM/  EQ/BLACKROCK
                                          MANAGED    CHARTER/SM/ MULTI-SECTOR SMALL CAP    SMALL CAP   BASIC VALUE
                                        VOLATILITY*  MODERATE*      BOND*      GROWTH*       VALUE*      EQUITY*
                                       ------------- ----------  ------------ ----------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............  $51,199,519   $324,013   $83,506,209  $47,034,001 $118,662,816 $791,517,766
Receivable for shares of the
 Portfolios sold......................       34,716         --         3,553        7,042        2,416      170,112
Receivable for policy-related
 transactions.........................           --        745            --           --           --           --
                                        -----------   --------   -----------  ----------- ------------ ------------
   Total assets.......................   51,234,235    324,758    83,509,762   47,041,043  118,665,232  791,687,878
                                        -----------   --------   -----------  ----------- ------------ ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           --        735            --           --           --           --
Payable for policy-related
 transactions.........................       34,716         --         3,553        7,041        2,412      170,105
                                        -----------   --------   -----------  ----------- ------------ ------------
   Total liabilities..................       34,716        735         3,553        7,041        2,412      170,105
                                        -----------   --------   -----------  ----------- ------------ ------------
NET ASSETS............................  $51,199,519   $324,023   $83,506,209  $47,034,002 $118,662,820 $791,517,773
                                        ===========   ========   ===========  =========== ============ ============
NET ASSETS:
Accumulation unit values..............  $51,181,657   $324,023   $83,107,330  $46,801,508 $118,439,153 $791,516,576
Contracts in payout (annuitization)
 period...............................           --         --       260,379           --           --           --
Retained by AXA Equitable in Separate
 Account A............................       17,862         --       138,500      232,494      223,667        1,197
                                        -----------   --------   -----------  ----------- ------------ ------------
TOTAL NET ASSETS......................  $51,199,519   $324,023   $83,506,209  $47,034,002 $118,662,820 $791,517,773
                                        ===========   ========   ===========  =========== ============ ============

Investments in shares of the
 Portfolios, at cost..................  $40,625,163   $317,091   $90,857,115  $38,544,668 $ 84,916,968 $615,897,394

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                        EQ/CAPITAL                              EQ/EMERGING
                                         GUARDIAN     EQ/COMMON    EQ/CORE BOND   MARKETS    EQ/EQUITY 500  EQ/GLOBAL
                                        RESEARCH*    STOCK INDEX*     INDEX*    EQUITY PLUS*    INDEX*      BOND PLUS*
                                       ------------ -------------- ------------ ------------ -------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $226,644,142 $2,441,883,561 $114,139,124 $13,139,890  $1,637,429,944 $53,900,009
Receivable for shares of the
 Portfolios sold......................           --             --        7,382          --              --          --
Receivable for policy-related
 transactions.........................        4,441         66,266           --      51,685         298,278      14,596
                                       ------------ -------------- ------------ -----------  -------------- -----------
   Total assets.......................  226,648,583  2,441,949,827  114,146,506  13,191,575   1,637,728,222  53,914,605
                                       ------------ -------------- ------------ -----------  -------------- -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................        4,437         64,638           --      51,685         298,278      14,596
Payable for policy-related
 transactions.........................           --             --        7,382          --              --          --
                                       ------------ -------------- ------------ -----------  -------------- -----------
   Total liabilities..................        4,437         64,638        7,382      51,685         298,278      14,596
                                       ------------ -------------- ------------ -----------  -------------- -----------
NET ASSETS............................ $226,644,146 $2,441,885,189 $114,139,124 $13,139,890  $1,637,429,944 $53,900,009
                                       ============ ============== ============ ===========  ============== ===========
NET ASSETS:
Accumulation unit values.............. $226,593,783 $2,428,905,124 $114,128,720 $13,139,064  $1,632,975,993 $53,888,041
Contracts in payout (annuitization)
 period...............................           --     12,859,591           --          --       4,045,262          --
Retained by AXA Equitable in Separate
 Account A............................       50,363        120,474       10,404         826         408,689      11,968
                                       ------------ -------------- ------------ -----------  -------------- -----------
TOTAL NET ASSETS...................... $226,644,146 $2,441,885,189 $114,139,124 $13,139,890  $1,637,429,944 $53,900,009
                                       ============ ============== ============ ===========  ============== ===========

Investments in shares of the
 Portfolios, at cost.................. $140,860,443 $1,441,375,192 $116,530,058 $11,681,737  $1,171,664,752 $55,090,023

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           EQ/
                                       INTERMEDIATE      EQ/                    EQ/JPMORGAN
                                        GOVERNMENT  INTERNATIONAL  EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                          BOND*     EQUITY INDEX*  COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                       ------------ ------------- ------------ -------------- ------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $53,769,191  $401,688,221  $128,371,671  $143,324,006  $287,438,729  $90,361,785
Receivable for shares of the
 Portfolios sold......................          --            --        22,542            --            --           --
Receivable for policy-related
 transactions.........................       1,903        79,915            --       175,786       116,220       38,421
                                       -----------  ------------  ------------  ------------  ------------  -----------
   Total assets.......................  53,771,094   401,768,136   128,394,213   143,499,792   287,554,949   90,400,206
                                       -----------  ------------  ------------  ------------  ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       1,876        60,308            --       175,786       116,220       38,421
Payable for policy-related
 transactions.........................          --            --        22,543            --            --           --
                                       -----------  ------------  ------------  ------------  ------------  -----------
   Total liabilities..................       1,876        60,308        22,543       175,786       116,220       38,421
                                       -----------  ------------  ------------  ------------  ------------  -----------
NET ASSETS............................ $53,769,218  $401,707,828  $128,371,670  $143,324,006  $287,438,729  $90,361,785
                                       ===========  ============  ============  ============  ============  ===========
NET ASSETS:
Accumulation unit values.............. $53,484,878  $400,259,983  $128,354,626  $143,271,113  $287,433,049  $90,358,682
Contracts in payout (annuitization)
 period...............................     222,193     1,447,669            --            --            --           --
Retained by AXA Equitable in Separate
 Account A............................      62,147           176        17,044        52,893         5,680        3,103
                                       -----------  ------------  ------------  ------------  ------------  -----------
TOTAL NET ASSETS...................... $53,769,218  $401,707,828  $128,371,670  $143,324,006  $287,438,729  $90,361,785
                                       ===========  ============  ============  ============  ============  ===========

Investments in shares of the
 Portfolios, at cost.................. $54,011,530  $370,092,011  $ 97,167,037  $125,541,109  $246,862,941  $81,287,648

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          EQ/MFS                                  EQ/       EQ/PIMCO
                                       INTERNATIONAL  EQ/MID CAP   EQ/MONEY   OPPENHEIMER  GLOBAL REAL EQ/PIMCO ULTRA
                                          GROWTH*       INDEX*     MARKET*      GLOBAL*      RETURN*    SHORT BOND*
                                       ------------- ------------ ----------- ------------ ----------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $152,195,945  $671,403,786 $69,731,109 $177,866,357 $35,233,676  $80,893,182
Receivable for shares of the
 Portfolios sold......................           --            --      53,357           --          --       41,605
Receivable for policy-related
 transactions.........................       62,679        82,090          --      113,585      80,271           --
                                       ------------  ------------ ----------- ------------ -----------  -----------
   Total assets.......................  152,258,624   671,485,876  69,784,466  177,979,942  35,313,947   80,934,787
                                       ------------  ------------ ----------- ------------ -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................       62,679        82,090          --      113,585      80,271           --
Payable for policy-related
 transactions.........................           --            --      53,303           --          --       41,605
                                       ------------  ------------ ----------- ------------ -----------  -----------
   Total liabilities..................       62,679        82,090      53,303      113,585      80,271       41,605
                                       ------------  ------------ ----------- ------------ -----------  -----------
NET ASSETS............................ $152,195,945  $671,403,786 $69,731,163 $177,866,357 $35,233,676  $80,893,182
                                       ============  ============ =========== ============ ===========  ===========
NET ASSETS:
Accumulation unit values.............. $152,179,099  $671,402,390 $69,103,628 $177,864,691 $35,233,490  $80,880,499
Contracts in payout (annuitization)
 period...............................           --            --     250,153           --          --           --
Retained by AXA Equitable in Separate
 Account A............................       16,846         1,396     377,382        1,666         186       12,683
                                       ------------  ------------ ----------- ------------ -----------  -----------
TOTAL NET ASSETS...................... $152,195,945  $671,403,786 $69,731,163 $177,866,357 $35,233,676  $80,893,182
                                       ============  ============ =========== ============ ===========  ===========

Investments in shares of the
 Portfolios, at cost.................. $130,236,585  $543,960,093 $69,734,182 $135,809,870 $34,965,886  $80,771,305

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                     EQ/SMALL    EQ/T. ROWE    EQ/UBS    FIDELITY(R) VIP FIDELITY(R) VIP
                                       EQ/QUALITY    COMPANY    PRICE GROWTH  GROWTH &    CONTRAFUND(R)   EQUITY-INCOME
                                       BOND PLUS*     INDEX*       STOCK*     INCOME*       PORTFOLIO       PORTFOLIO
                                       ----------- ------------ ------------ ----------- --------------- ---------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $79,948,007 $312,768,586 $606,686,284 $42,338,259  $433,410,394     $12,643,145
Receivable for policy-related
 transactions.........................      35,757       78,454      324,265      15,666        18,767           5,905
                                       ----------- ------------ ------------ -----------  ------------     -----------
   Total assets.......................  79,983,764  312,847,040  607,010,549  42,353,925   433,429,161      12,649,050
                                       ----------- ------------ ------------ -----------  ------------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................      35,757       78,454      323,826      15,666        18,767           5,905
                                       ----------- ------------ ------------ -----------  ------------     -----------
   Total liabilities..................      35,757       78,454      323,826      15,666        18,767           5,905
                                       ----------- ------------ ------------ -----------  ------------     -----------
NET ASSETS............................ $79,948,007 $312,768,586 $606,686,723 $42,338,259  $433,410,394     $12,643,145
                                       =========== ============ ============ ===========  ============     ===========
NET ASSETS:
Accumulation unit values.............. $79,359,041 $312,611,613 $606,686,723 $42,336,482  $433,390,983     $12,640,445
Contracts in payout (annuitization)
 period...............................     392,293           --           --          --            --              --
Retained by AXA Equitable in Separate
 Account A............................     196,673      156,973           --       1,777        19,411           2,700
                                       ----------- ------------ ------------ -----------  ------------     -----------
TOTAL NET ASSETS...................... $79,948,007 $312,768,586 $606,686,723 $42,338,259  $433,410,394     $12,643,145
                                       =========== ============ ============ ===========  ============     ===========

Investments in shares of the
 Portfolios, at cost.................. $84,063,098 $294,828,147 $481,875,074 $39,005,000  $387,353,440     $11,660,867

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                          GOLDMAN
                                       FIDELITY(R) VIP SACHS VIT MID INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                           MID CAP       CAP VALUE    DIVERSIFIED  GLOBAL REAL   HIGH YIELD  INTERNATIONAL
                                          PORTFOLIO        FUND      DIVIDEND FUND ESTATE FUND      FUND      GROWTH FUND
                                       --------------- ------------- ------------- ------------ ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............   $54,047,933    $56,505,487   $45,760,422  $92,186,655  $41,199,544   $82,167,680
Receivable for policy-related
 transactions.........................         5,548          3,139        91,807       16,102       32,158        25,442
                                         -----------    -----------   -----------  -----------  -----------   -----------
   Total assets.......................    54,053,481     56,508,626    45,852,229   92,202,757   41,231,702    82,193,122
                                         -----------    -----------   -----------  -----------  -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................         5,548          3,139        91,804       16,102       32,158        25,442
                                         -----------    -----------   -----------  -----------  -----------   -----------
   Total liabilities..................         5,548          3,139        91,804       16,102       32,158        25,442
                                         -----------    -----------   -----------  -----------  -----------   -----------
NET ASSETS............................   $54,047,933    $56,505,487   $45,760,425  $92,186,655  $41,199,544   $82,167,680
                                         ===========    ===========   ===========  ===========  ===========   ===========
NET ASSETS:
Accumulation unit values..............   $54,047,791    $56,505,365   $45,759,962  $92,184,679  $41,199,274   $82,166,271
Retained by AXA Equitable in Separate
 Account A............................           142            122           463        1,976          270         1,409
                                         -----------    -----------   -----------  -----------  -----------   -----------
TOTAL NET ASSETS......................   $54,047,933    $56,505,487   $45,760,425  $92,186,655  $41,199,544   $82,167,680
                                         ===========    ===========   ===========  ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost..................   $47,202,278    $55,383,877   $43,243,968  $90,114,293  $41,025,236   $72,655,257

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       INVESCO V.I. INVESCO V.I.
                                       MID CAP CORE  SMALL CAP                  IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL
                                       EQUITY FUND  EQUITY FUND  IVY VIP ENERGY    INCOME        GROWTH       CAP GROWTH
                                       ------------ ------------ -------------- ------------ --------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $22,184,292  $10,643,562   $55,996,383   $231,112,234  $138,857,584    $25,845,703
Receivable for shares of the
 Portfolios sold......................      14,795           --        90,541             --            --             --
Receivable for policy-related
 transactions.........................          --       37,163            --        198,290        18,860         53,729
                                       -----------  -----------   -----------   ------------  ------------    -----------
   Total assets.......................  22,199,087   10,680,725    56,086,924    231,310,524   138,876,444     25,899,432
                                       -----------  -----------   -----------   ------------  ------------    -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................          --       37,163            --        198,183        18,860         53,728
Payable for policy-related
 transactions.........................      14,795           --        89,660             --            --             --
                                       -----------  -----------   -----------   ------------  ------------    -----------
   Total liabilities..................      14,795       37,163        89,660        198,183        18,860         53,728
                                       -----------  -----------   -----------   ------------  ------------    -----------
NET ASSETS............................ $22,184,292  $10,643,562   $55,997,264   $231,112,341  $138,857,584    $25,845,704
                                       ===========  ===========   ===========   ============  ============    ===========
NET ASSETS:
Accumulation unit values.............. $22,182,081  $10,640,617   $55,997,264   $231,112,214  $138,856,464    $25,838,947
Retained by AXA Equitable in Separate
 Account A............................       2,211        2,945            --            127         1,120          6,757
                                       -----------  -----------   -----------   ------------  ------------    -----------
TOTAL NET ASSETS...................... $22,184,292  $10,643,562   $55,997,264   $231,112,341  $138,857,584    $25,845,704
                                       ===========  ===========   ===========   ============  ============    ===========

Investments in shares of the
 Portfolios, at cost.................. $20,846,159  $10,439,028   $56,018,981   $231,666,982  $119,544,672    $22,459,392

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                          LAZARD
                                        RETIREMENT                                    MFS(R)
                                         EMERGING      MFS(R)                      MASSACHUSETTS
                                         MARKETS    INTERNATIONAL                    INVESTORS      MFS(R)
                                          EQUITY        VALUE     MFS(R) INVESTORS GROWTH STOCK   TECHNOLOGY  MFS(R) UTILITIES
                                        PORTFOLIO     PORTFOLIO     TRUST SERIES     PORTFOLIO    PORTFOLIO        SERIES
                                       ------------ ------------- ---------------- ------------- ------------ ----------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $231,336,492 $446,494,888    $17,704,011     $17,383,574  $131,157,616   $111,472,017
Receivable for policy-related
 transactions.........................      135,213      328,180         52,972          49,279        64,432         41,178
                                       ------------ ------------    -----------     -----------  ------------   ------------
   Total assets.......................  231,471,705  446,823,068     17,756,983      17,432,853   131,222,048    111,513,195
                                       ------------ ------------    -----------     -----------  ------------   ------------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................      135,213      328,150         52,972          49,279        64,432         41,178
                                       ------------ ------------    -----------     -----------  ------------   ------------
   Total liabilities..................      135,213      328,150         52,972          49,279        64,432         41,178
                                       ------------ ------------    -----------     -----------  ------------   ------------
NET ASSETS............................ $231,336,492 $446,494,918    $17,704,011     $17,383,574  $131,157,616   $111,472,017
                                       ============ ============    ===========     ===========  ============   ============
NET ASSETS:
Accumulation unit values.............. $231,311,556 $446,494,717    $17,704,011     $17,383,161  $131,150,996   $111,470,646
Retained by AXA Equitable in Separate
 Account A............................       24,936          201             --             413         6,620          1,371
                                       ------------ ------------    -----------     -----------  ------------   ------------
TOTAL NET ASSETS...................... $231,336,492 $446,494,918    $17,704,011     $17,383,574  $131,157,616   $111,472,017
                                       ============ ============    ===========     ===========  ============   ============

Investments in shares of the
 Portfolios, at cost.................. $193,729,417 $372,329,620    $16,175,586     $15,837,862  $105,888,535   $112,355,721

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                       MULTIMANAGER              MULTIMANAGER                             OPPENHEIMER
                                        AGGRESSIVE  MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET
                                         EQUITY*     CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA
                                       ------------ ------------ ------------ -------------- ------------ -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............ $654,919,058 $113,125,228 $82,009,804   $56,351,337   $192,076,319 $6,219,410
Receivable for shares of the
 Portfolios sold......................          179       26,789          --            --             --         --
Receivable for policy-related
 transactions.........................       78,525           --      51,393         2,367        187,540        850
                                       ------------ ------------ -----------   -----------   ------------ ----------
   Total assets.......................  654,997,762  113,152,017  82,061,197    56,353,704    192,263,859  6,220,260
                                       ------------ ------------ -----------   -----------   ------------ ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           --           --      51,393         2,367        187,540        850
Payable for policy-related
 transactions.........................           --       26,784          --            --             --         --
                                       ------------ ------------ -----------   -----------   ------------ ----------
   Total liabilities..................           --       26,784      51,393         2,367        187,540        850
                                       ------------ ------------ -----------   -----------   ------------ ----------
NET ASSETS............................ $654,997,762 $113,125,233 $82,009,804   $56,351,337   $192,076,319 $6,219,410
                                       ============ ============ ===========   ===========   ============ ==========
NET ASSETS:
Accumulation unit values.............. $653,973,367 $113,109,420 $81,983,163   $56,321,596   $191,980,845 $6,219,200
Contracts in payout (annuitization)
 period...............................    1,024,395           --          --            --             --         --
Retained by AXA Equitable in Separate
 Account A............................           --       15,813      26,641        29,741         95,474        210
                                       ------------ ------------ -----------   -----------   ------------ ----------
TOTAL NET ASSETS...................... $654,997,762 $113,125,233 $82,009,804   $56,351,337   $192,076,319 $6,219,410
                                       ============ ============ ===========   ===========   ============ ==========

Investments in shares of the
 Portfolios, at cost.................. $349,854,022 $114,396,086 $76,775,869   $39,362,219   $156,203,195 $5,749,626

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                               PIMCO
                                       COMMODITYREALRETURN(R)
                                              STRATEGY        TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055
                                             PORTFOLIO        ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                       ---------------------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value............       $8,224,688       $21,215,321 $77,894,335 $81,007,872 $69,513,404 $8,093,378
Receivable for shares of the
 Portfolios sold......................               --                --          --      62,892          --         --
Receivable for policy-related
 transactions.........................           10,709             4,922      46,156          --      33,131     28,918
                                             ----------       ----------- ----------- ----------- ----------- ----------
   Total assets.......................        8,235,397        21,220,243  77,940,491  81,070,764  69,546,535  8,122,296
                                             ----------       ----------- ----------- ----------- ----------- ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased............................           10,625             4,922      39,513          --      33,131     28,820
Payable for policy-related
 transactions.........................               --                --          --      62,892          --         --
                                             ----------       ----------- ----------- ----------- ----------- ----------
   Total liabilities..................           10,625             4,922      39,513      62,892      33,131     28,820
                                             ----------       ----------- ----------- ----------- ----------- ----------
NET ASSETS............................       $8,224,772       $21,215,321 $77,900,978 $81,007,872 $69,513,404 $8,093,476
                                             ==========       =========== =========== =========== =========== ==========
NET ASSETS:
Accumulation unit values..............       $8,219,929       $21,214,282 $77,892,727 $80,987,014 $69,508,448 $8,093,476
Retained by AXA Equitable in Separate
 Account A............................            4,843             1,039       8,251      20,858       4,956         --
                                             ----------       ----------- ----------- ----------- ----------- ----------
TOTAL NET ASSETS......................       $8,224,772       $21,215,321 $77,900,978 $81,007,872 $69,513,404 $8,093,476
                                             ==========       =========== =========== =========== =========== ==========

Investments in shares of the
 Portfolios, at cost..................       $9,342,024       $20,982,857 $70,024,709 $70,220,262 $59,115,811 $7,203,424

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                              TEMPLETON  VANECK VIP
                                                             GLOBAL BOND GLOBAL HARD
                                                              VIP FUND   ASSETS FUND
                                                             ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $64,165,090 $24,338,293
Receivable for policy-related transactions..................      32,088      12,935
                                                             ----------- -----------
   Total assets.............................................  64,197,178  24,351,228
                                                             ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      32,088      12,935
                                                             ----------- -----------
   Total liabilities........................................      32,088      12,935
                                                             ----------- -----------
NET ASSETS.................................................. $64,165,090 $24,338,293
                                                             =========== ===========
NET ASSETS:
Accumulation unit values.................................... $64,164,894 $24,338,200
Retained by AXA Equitable in Separate Account A.............         196          93
                                                             ----------- -----------
TOTAL NET ASSETS............................................ $64,165,090 $24,338,293
                                                             =========== ===========

Investments in shares of the Portfolios, at cost............ $64,967,950 $22,901,910

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                      SHARE CLASS** PORTFOLIO SHARES HELD
                                    --------------- ---------------------
1290 VT DOUBLELINE DYNAMIC
 ALLOCATION........................       B                  993,494

1290 VT DOUBLELINE OPPORTUNISTIC
 BOND..............................       B                  640,295

1290 VT EQUITY INCOME..............       B               19,192,382

1290 VT GAMCO MERGERS &
 ACQUISITIONS......................       B                1,333,664

1290 VT GAMCO SMALL COMPANY VALUE..       B               16,620,438

1290 VT HIGH YIELD BOND............       B                1,340,567

1290 VT SMALL CAP VALUE............       B                  162,771

1290 VT SMARTBETA EQUITY...........       B                   96,387

1290 VT SOCIALLY RESPONSIBLE.......       B                4,575,113

ALL ASSET GROWTH-ALT 20............       B                3,962,555

AMERICAN CENTURY VP MID CAP VALUE
 FUND..............................    CLASS II            3,306,770

AMERICAN FUNDS INSURANCE SERIES(R)
 BOND FUND/SM/.....................    CLASS 4             4,176,038

AXA 400 MANAGED VOLATILITY.........       B                  730,564

AXA 500 MANAGED VOLATILITY.........       B                1,114,341

AXA 2000 MANAGED VOLATILITY........       B                  362,594

AXA AGGRESSIVE ALLOCATION..........       B               60,024,119

AXA BALANCED STRATEGY..............       A                   12,479
AXA BALANCED STRATEGY..............       B                8,549,915

AXA CONSERVATIVE ALLOCATION........       B               11,252,674

AXA CONSERVATIVE GROWTH STRATEGY...       B                2,060,533

AXA CONSERVATIVE STRATEGY..........       B                  805,479

AXA CONSERVATIVE-PLUS ALLOCATION...       B               22,147,792

AXA GLOBAL EQUITY MANAGED
 VOLATILITY........................       B               21,748,619

AXA GROWTH STRATEGY................       A                   83,836

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY........................       B               15,786,581

AXA INTERNATIONAL MANAGED
 VOLATILITY........................       B                  887,284

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY........................       B               13,931,884

AXA LARGE CAP CORE MANAGED
 VOLATILITY........................       B                3,054,423

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY........................       B               23,275,773

AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................       A               41,483,368
AXA LARGE CAP VALUE MANAGED
 VOLATILITY........................       B                5,171,333

AXA MID CAP VALUE MANAGED
 VOLATILITY........................       B               29,561,261

AXA MODERATE ALLOCATION............       A               80,925,918
AXA MODERATE ALLOCATION............       B               36,282,710

AXA MODERATE GROWTH STRATEGY.......       B                3,867,814

AXA MODERATE-PLUS ALLOCATION.......       B              105,387,083

AXA/AB DYNAMIC MODERATE GROWTH.....       B                1,451,072

AXA/AB SMALL CAP GROWTH............       A               15,769,243
AXA/AB SMALL CAP GROWTH............       B                4,028,158

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                           SHARE CLASS** PORTFOLIO SHARES HELD
                                         --------------- ---------------------

AXA/CLEARBRIDGE LARGE CAP GROWTH........        B             13,896,246

AXA/FRANKLIN BALANCED MANAGED VOLATILITY        B              8,316,594

AXA/FRANKLIN SMALL CAP VALUE MANAGED
 VOLATILITY.............................        B              1,190,242

AXA/FRANKLIN TEMPLETON ALLOCATION
 MANAGED VOLATILITY.....................        B              6,492,704

AXA/JANUS ENTERPRISE....................        B             17,101,509

AXA/LOOMIS SAYLES GROWTH................        B             10,640,381

AXA/MUTUAL LARGE CAP EQUITY MANAGED
 VOLATILITY.............................        B              1,905,411

AXA/TEMPLETON GLOBAL EQUITY MANAGED
 VOLATILITY.............................        B              3,658,582

CHARTER/SM/ MODERATE....................        B                 30,478

CHARTER/SM/ MULTI-SECTOR BOND...........        A             15,191,126
CHARTER/SM/ MULTI-SECTOR BOND...........        B              6,742,092

CHARTER/SM/ SMALL CAP GROWTH............        B              3,301,899

CHARTER/SM/ SMALL CAP VALUE.............        B              6,601,842

EQ/BLACKROCK BASIC VALUE EQUITY.........        B             31,973,113

EQ/CAPITAL GUARDIAN RESEARCH............        B              8,480,241

EQ/COMMON STOCK INDEX...................        A             66,771,743
EQ/COMMON STOCK INDEX...................        B              5,336,087

EQ/CORE BOND INDEX......................        B             11,586,068

EQ/EMERGING MARKETS EQUITY PLUS.........        B              1,265,482

EQ/EQUITY 500 INDEX.....................        A             26,468,753
EQ/EQUITY 500 INDEX.....................        B             10,653,363

EQ/GLOBAL BOND PLUS.....................        B              5,920,772

EQ/INTERMEDIATE GOVERNMENT BOND.........        A              4,005,156
EQ/INTERMEDIATE GOVERNMENT BOND.........        B              1,286,643

EQ/INTERNATIONAL EQUITY INDEX...........        A             36,266,312
EQ/INTERNATIONAL EQUITY INDEX...........        B              3,749,641

EQ/INVESCO COMSTOCK.....................        B              6,923,746

EQ/JPMORGAN VALUE OPPORTUNITIES.........        B              7,299,553

EQ/LARGE CAP GROWTH INDEX...............        B             20,307,158

EQ/LARGE CAP VALUE INDEX................        B              9,786,343

EQ/MFS INTERNATIONAL GROWTH.............        B             18,259,834

EQ/MID CAP INDEX........................        B             44,438,769

EQ/MONEY MARKET.........................        A             39,547,574
EQ/MONEY MARKET.........................        B             30,163,490

EQ/OPPENHEIMER GLOBAL...................        B              9,022,798

EQ/PIMCO GLOBAL REAL RETURN.............        B              3,580,031

EQ/PIMCO ULTRA SHORT BOND...............        A                 10,742
EQ/PIMCO ULTRA SHORT BOND...............        B              8,125,027

EQ/QUALITY BOND PLUS....................        A              7,069,932
EQ/QUALITY BOND PLUS....................        B              2,369,833

EQ/SMALL COMPANY INDEX..................        B             26,352,380

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                             SHARE CLASS** PORTFOLIO SHARES HELD
                                           --------------- ---------------------

EQ/T. ROWE PRICE GROWTH STOCK.............        B             13,023,608

EQ/UBS GROWTH & INCOME....................        B              4,181,159

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO... SERVICE CLASS 2      11,697,986

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO... SERVICE CLASS 2         542,159

FIDELITY(R) VIP MID CAP PORTFOLIO......... SERVICE CLASS 2       1,430,218

GOLDMAN SACHS VIT MID CAP VALUE FUND...... SERVICE SHARES        3,333,657

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....    SERIES II          1,694,203

INVESCO V.I. GLOBAL REAL ESTATE FUND......    SERIES II          5,467,773

INVESCO V.I. HIGH YIELD FUND..............    SERIES II          7,531,910

INVESCO V.I. INTERNATIONAL GROWTH FUND....    SERIES II          2,089,186

INVESCO V.I. MID CAP CORE EQUITY FUND.....    SERIES II          1,572,239

INVESCO V.I. SMALL CAP EQUITY FUND........    SERIES II            558,717

IVY VIP ENERGY............................    CLASS II           9,541,368

IVY VIP HIGH INCOME.......................    CLASS II          63,537,756

IVY VIP MID CAP GROWTH....................    CLASS II          11,961,201

IVY VIP SMALL CAP GROWTH..................    CLASS II           2,222,674

LAZARD RETIREMENT EMERGING MARKETS EQUITY
 PORTFOLIO................................ SERVICE SHARES        9,806,549

MFS(R) INTERNATIONAL VALUE PORTFOLIO......  SERVICE CLASS       16,060,967

MFS(R) INVESTORS TRUST SERIES.............  SERVICE CLASS          596,295

MFS(R) MASSACHUSETTS INVESTORS GROWTH
 STOCK PORTFOLIO..........................  SERVICE CLASS          945,787

MFS(R) TECHNOLOGY PORTFOLIO...............  SERVICE CLASS        7,665,553

MFS(R) UTILITIES SERIES...................  SERVICE CLASS        3,846,515

MULTIMANAGER AGGRESSIVE EQUITY............        A             10,234,969
MULTIMANAGER AGGRESSIVE EQUITY............        B                428,954

MULTIMANAGER CORE BOND....................        B             11,443,650

MULTIMANAGER MID CAP GROWTH...............        B              8,329,495

MULTIMANAGER MID CAP VALUE................        B              3,390,245

MULTIMANAGER TECHNOLOGY...................        B              7,410,083

OPPENHEIMER MAIN STREET FUND(R)/VA........  SERVICE CLASS          194,905

PIMCO COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO................................  ADVISOR CLASS        1,136,007

TARGET 2015 ALLOCATION....................        B              2,292,543

TARGET 2025 ALLOCATION....................        B              6,860,261

TARGET 2035 ALLOCATION....................        B              6,845,359

TARGET 2045 ALLOCATION....................        B              5,827,614

TARGET 2055 ALLOCATION....................        B                719,259

TEMPLETON GLOBAL BOND VIP FUND............     CLASS 2           3,886,438

VANECK VIP GLOBAL HARD ASSETS FUND........ CLASS S SHARES        1,064,202

-----------
The accompanying notes are an integral part of these financial statements. **Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.50%          B         $120.36         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.70%          B         $119.24        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.80%          B         $118.68        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.90%          B         $118.13         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  0.95%          B         $117.85         2
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.00%          B         $117.58        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.10%          B         $117.03         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.20%          B         $116.48        51
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.25%          B         $116.21        10
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.34%          B         $115.72        32
1290 VT DOUBLELINE DYNAMIC ALLOCATION...  1.45%          B         $115.12        --

1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.50%          B         $105.73         5
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.70%          B         $105.18        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.80%          B         $104.90         1
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  0.90%          B         $104.62         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.00%          B         $104.34        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.10%          B         $104.07         3
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.20%          B         $103.79        43
1290 VT DOUBLELINE OPPORTUNISTIC BOND...  1.25%          B         $103.65         7

1290 VT EQUITY INCOME...................  0.50%          B         $241.94        25
1290 VT EQUITY INCOME...................  0.70%          B         $235.58         2
1290 VT EQUITY INCOME...................  0.80%          B         $340.46         1
1290 VT EQUITY INCOME...................  0.90%          B         $229.39        22
1290 VT EQUITY INCOME...................  0.95%          B         $227.87        14
1290 VT EQUITY INCOME...................  1.00%          B         $226.36        --
1290 VT EQUITY INCOME...................  1.10%          B         $223.36         7
1290 VT EQUITY INCOME...................  1.20%          B         $220.38       128
1290 VT EQUITY INCOME...................  1.25%          B         $157.57        26
1290 VT EQUITY INCOME...................  1.30%          B         $177.39         4
1290 VT EQUITY INCOME...................  1.34%          B         $216.29       315
1290 VT EQUITY INCOME...................  1.35%          B         $216.00        --
1290 VT EQUITY INCOME...................  1.45%          B         $213.12        --

1290 VT GAMCO MERGERS & ACQUISITIONS....  0.50%          B         $179.58        --
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.70%          B         $175.06         1
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.90%          B         $170.65         6
1290 VT GAMCO MERGERS & ACQUISITIONS....  0.95%          B         $169.56         7
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.10%          B         $166.34         3
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.20%          B         $164.22         6
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.25%          B         $131.18        11
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.30%          B         $142.70        --
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.34%          B         $161.23         1
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.34%          B         $161.30        72
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.35%          B         $161.09        --
1290 VT GAMCO MERGERS & ACQUISITIONS....  1.45%          B         $159.04        --

1290 VT GAMCO SMALL COMPANY VALUE.......  0.00%          B         $139.36         2
1290 VT GAMCO SMALL COMPANY VALUE.......  0.40%          B         $204.83         6
1290 VT GAMCO SMALL COMPANY VALUE.......  0.50%          B         $412.34        11

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------
1290 VT GAMCO SMALL COMPANY VALUE.......  0.70%          B         $401.51         11
1290 VT GAMCO SMALL COMPANY VALUE.......  0.80%          B         $467.85          3
1290 VT GAMCO SMALL COMPANY VALUE.......  0.90%          B         $390.96        131
1290 VT GAMCO SMALL COMPANY VALUE.......  0.95%          B         $388.37         34
1290 VT GAMCO SMALL COMPANY VALUE.......  1.00%          B         $385.79          4
1290 VT GAMCO SMALL COMPANY VALUE.......  1.10%          B         $380.67         36
1290 VT GAMCO SMALL COMPANY VALUE.......  1.20%          B         $375.60        981
1290 VT GAMCO SMALL COMPANY VALUE.......  1.25%          B         $238.67        227
1290 VT GAMCO SMALL COMPANY VALUE.......  1.30%          B         $281.87          8
1290 VT GAMCO SMALL COMPANY VALUE.......  1.34%          B         $368.64      1,434
1290 VT GAMCO SMALL COMPANY VALUE.......  1.35%          B         $368.14          2
1290 VT GAMCO SMALL COMPANY VALUE.......  1.45%          B         $363.24          1

1290 VT HIGH YIELD BOND.................  0.50%          B         $117.28          2
1290 VT HIGH YIELD BOND.................  0.70%          B         $116.19         --
1290 VT HIGH YIELD BOND.................  0.80%          B         $115.65         --
1290 VT HIGH YIELD BOND.................  0.90%          B         $115.11          1
1290 VT HIGH YIELD BOND.................  0.95%          B         $114.84          2
1290 VT HIGH YIELD BOND.................  1.10%          B         $114.04          1
1290 VT HIGH YIELD BOND.................  1.20%          B         $113.50         58
1290 VT HIGH YIELD BOND.................  1.25%          B         $113.24         20
1290 VT HIGH YIELD BOND.................  1.34%          B         $112.76         29

1290 VT SMALL CAP VALUE.................  0.50%          B         $121.70          8
1290 VT SMALL CAP VALUE.................  0.70%          B         $121.05         --
1290 VT SMALL CAP VALUE.................  0.80%          B         $120.73         --
1290 VT SMALL CAP VALUE.................  0.90%          B         $120.41         --
1290 VT SMALL CAP VALUE.................  1.00%          B         $120.10         --
1290 VT SMALL CAP VALUE.................  1.10%          B         $119.78         --
1290 VT SMALL CAP VALUE.................  1.20%          B         $119.46          5
1290 VT SMALL CAP VALUE.................  1.25%          B         $119.30          1

1290 VT SMARTBETA EQUITY................  0.50%          B         $122.52         --
1290 VT SMARTBETA EQUITY................  0.70%          B         $121.87         --
1290 VT SMARTBETA EQUITY................  0.80%          B         $121.55         --
1290 VT SMARTBETA EQUITY................  0.90%          B         $121.23          1
1290 VT SMARTBETA EQUITY................  1.00%          B         $120.91         --
1290 VT SMARTBETA EQUITY................  1.10%          B         $120.58         --
1290 VT SMARTBETA EQUITY................  1.20%          B         $120.26          7
1290 VT SMARTBETA EQUITY................  1.25%          B         $120.10          2

1290 VT SOCIALLY RESPONSIBLE............  0.00%          B         $133.05          3
1290 VT SOCIALLY RESPONSIBLE............  0.40%          B         $201.82          4
1290 VT SOCIALLY RESPONSIBLE............  0.50%          B         $173.04          1
1290 VT SOCIALLY RESPONSIBLE............  0.70%          B         $188.73          2
1290 VT SOCIALLY RESPONSIBLE............  0.80%          B         $366.88         --
1290 VT SOCIALLY RESPONSIBLE............  0.90%          B         $181.87          9
1290 VT SOCIALLY RESPONSIBLE............  0.95%          B         $231.04          3
1290 VT SOCIALLY RESPONSIBLE............  1.00%          B         $178.54         --
1290 VT SOCIALLY RESPONSIBLE............  1.10%          B         $175.25          3
1290 VT SOCIALLY RESPONSIBLE............  1.20%          B         $172.01         81
1290 VT SOCIALLY RESPONSIBLE............  1.25%          B         $171.79          5
1290 VT SOCIALLY RESPONSIBLE............  1.30%          B         $188.77         --
1290 VT SOCIALLY RESPONSIBLE............  1.34%          B         $167.59        209
1290 VT SOCIALLY RESPONSIBLE............  1.45%          B         $212.80         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                         -------- --------------- ---------- -----------

ALL ASSET GROWTH-ALT 20.................  0.50%         B          $178.18         2
ALL ASSET GROWTH-ALT 20.................  0.70%         B          $175.23         2
ALL ASSET GROWTH-ALT 20.................  0.80%         B          $173.77         1
ALL ASSET GROWTH-ALT 20.................  0.90%         B          $172.32        17
ALL ASSET GROWTH-ALT 20.................  0.95%         B          $171.60         7
ALL ASSET GROWTH-ALT 20.................  1.00%         B          $170.89         3
ALL ASSET GROWTH-ALT 20.................  1.10%         B          $169.46         7
ALL ASSET GROWTH-ALT 20.................  1.20%         B          $168.04       274
ALL ASSET GROWTH-ALT 20.................  1.25%         B          $167.34        16
ALL ASSET GROWTH-ALT 20.................  1.34%         B          $166.07       171
ALL ASSET GROWTH-ALT 20.................  1.45%         B          $164.54        --

AMERICAN CENTURY VP MID CAP VALUE FUND..  0.00%      CLASS II      $135.24         2
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.50%      CLASS II      $240.58        18
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.70%      CLASS II      $236.88        --
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.80%      CLASS II      $235.05         2
AMERICAN CENTURY VP MID CAP VALUE FUND..  0.90%      CLASS II      $233.24         4
AMERICAN CENTURY VP MID CAP VALUE FUND..  1.00%      CLASS II      $231.44         1
AMERICAN CENTURY VP MID CAP VALUE FUND..  1.10%      CLASS II      $229.65         3
AMERICAN CENTURY VP MID CAP VALUE FUND..  1.20%      CLASS II      $227.87       299

AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.50%      CLASS 4       $105.80        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.70%      CLASS 4       $104.81         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.80%      CLASS 4       $104.33         2
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.90%      CLASS 4       $103.84        18
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  0.95%      CLASS 4       $103.60        22
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.00%      CLASS 4       $103.35         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.10%      CLASS 4       $102.87        14
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.20%      CLASS 4       $102.39       213
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.25%      CLASS 4       $102.15        57
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.34%      CLASS 4       $101.72        87
AMERICAN FUNDS INSURANCE SERIES(R) BOND
 FUND/SM/...............................  1.45%      CLASS 4       $101.19        --

AXA 400 MANAGED VOLATILITY..............  0.40%         B          $196.93         4
AXA 400 MANAGED VOLATILITY..............  0.50%         B          $210.52        --
AXA 400 MANAGED VOLATILITY..............  0.70%         B          $233.73        --
AXA 400 MANAGED VOLATILITY..............  0.80%         B          $205.69        --
AXA 400 MANAGED VOLATILITY..............  0.90%         B          $204.10         1
AXA 400 MANAGED VOLATILITY..............  0.90%         B          $230.30         2
AXA 400 MANAGED VOLATILITY..............  0.95%         B          $229.46         1
AXA 400 MANAGED VOLATILITY..............  1.10%         B          $200.96         3
AXA 400 MANAGED VOLATILITY..............  1.20%         B          $225.25        --
AXA 400 MANAGED VOLATILITY..............  1.20%         B          $199.40        34
AXA 400 MANAGED VOLATILITY..............  1.25%         B          $224.42         3
AXA 400 MANAGED VOLATILITY..............  1.34%         B          $222.92        31
AXA 400 MANAGED VOLATILITY..............  1.45%         B          $167.54        --

AXA 500 MANAGED VOLATILITY..............  0.50%         B          $219.37         1
AXA 500 MANAGED VOLATILITY..............  0.70%         B          $216.00        --
AXA 500 MANAGED VOLATILITY..............  0.70%         B          $241.22        --
AXA 500 MANAGED VOLATILITY..............  0.80%         B          $214.33        --
AXA 500 MANAGED VOLATILITY..............  0.90%         B          $237.69         3
AXA 500 MANAGED VOLATILITY..............  0.90%         B          $212.68         3
AXA 500 MANAGED VOLATILITY..............  0.95%         B          $236.81         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA 500 MANAGED VOLATILITY......  1.00%          B         $211.04         --
AXA 500 MANAGED VOLATILITY......  1.10%          B         $209.40          5
AXA 500 MANAGED VOLATILITY......  1.20%          B         $232.47          3
AXA 500 MANAGED VOLATILITY......  1.20%          B         $207.78         53
AXA 500 MANAGED VOLATILITY......  1.25%          B         $231.61          9
AXA 500 MANAGED VOLATILITY......  1.34%          B         $230.07         42

AXA 2000 MANAGED VOLATILITY.....  0.50%          B         $195.64          2
AXA 2000 MANAGED VOLATILITY.....  0.70%          B         $192.63         --
AXA 2000 MANAGED VOLATILITY.....  0.70%          B         $227.02         --
AXA 2000 MANAGED VOLATILITY.....  0.80%          B         $191.15         --
AXA 2000 MANAGED VOLATILITY.....  0.90%          B         $189.67          1
AXA 2000 MANAGED VOLATILITY.....  0.90%          B         $223.70          1
AXA 2000 MANAGED VOLATILITY.....  0.95%          B         $222.88          1
AXA 2000 MANAGED VOLATILITY.....  1.10%          B         $186.75          2
AXA 2000 MANAGED VOLATILITY.....  1.20%          B         $218.79         --
AXA 2000 MANAGED VOLATILITY.....  1.20%          B         $185.30         18
AXA 2000 MANAGED VOLATILITY.....  1.25%          B         $217.98          1
AXA 2000 MANAGED VOLATILITY.....  1.34%          B         $216.53         13

AXA AGGRESSIVE ALLOCATION.......  0.50%          B         $240.17         30
AXA AGGRESSIVE ALLOCATION.......  0.70%          B         $233.37          9
AXA AGGRESSIVE ALLOCATION.......  0.80%          B         $281.56          2
AXA AGGRESSIVE ALLOCATION.......  0.90%          B         $226.77        320
AXA AGGRESSIVE ALLOCATION.......  0.95%          B         $225.15         73
AXA AGGRESSIVE ALLOCATION.......  1.00%          B         $223.54          3
AXA AGGRESSIVE ALLOCATION.......  1.10%          B         $220.34         95
AXA AGGRESSIVE ALLOCATION.......  1.20%          B         $217.18      1,039
AXA AGGRESSIVE ALLOCATION.......  1.25%          B         $133.39         40
AXA AGGRESSIVE ALLOCATION.......  1.30%          B         $149.92         13
AXA AGGRESSIVE ALLOCATION.......  1.34%          B         $212.85      1,717
AXA AGGRESSIVE ALLOCATION.......  1.35%          B         $212.54          1
AXA AGGRESSIVE ALLOCATION.......  1.45%          B         $209.49          1

AXA BALANCED STRATEGY...........  1.25%          A         $149.23          1
AXA BALANCED STRATEGY...........  0.50%          B         $138.98         22
AXA BALANCED STRATEGY...........  0.70%          B         $137.41         --
AXA BALANCED STRATEGY...........  0.90%          B         $135.86          8
AXA BALANCED STRATEGY...........  0.95%          B         $135.47          2
AXA BALANCED STRATEGY...........  1.00%          B         $135.09          1
AXA BALANCED STRATEGY...........  1.10%          B         $134.32          4
AXA BALANCED STRATEGY...........  1.20%          B         $133.55         78
AXA BALANCED STRATEGY...........  1.25%          B         $133.17         45
AXA BALANCED STRATEGY...........  1.25%          B         $159.83         97
AXA BALANCED STRATEGY...........  1.30%          B         $159.15        547
AXA BALANCED STRATEGY...........  1.34%          B         $132.49         64
AXA BALANCED STRATEGY...........  1.45%          B         $131.66          1

AXA CONSERVATIVE ALLOCATION.....  0.50%          B         $150.36          9
AXA CONSERVATIVE ALLOCATION.....  0.70%          B         $146.11          3
AXA CONSERVATIVE ALLOCATION.....  0.80%          B         $141.33         --
AXA CONSERVATIVE ALLOCATION.....  0.90%          B         $141.97         54
AXA CONSERVATIVE ALLOCATION.....  0.95%          B         $140.96         36
AXA CONSERVATIVE ALLOCATION.....  1.00%          B         $139.95         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION.......  1.10%          B         $137.95        30
AXA CONSERVATIVE ALLOCATION.......  1.20%          B         $135.97       227
AXA CONSERVATIVE ALLOCATION.......  1.25%          B         $116.87       163
AXA CONSERVATIVE ALLOCATION.......  1.30%          B         $120.04        13
AXA CONSERVATIVE ALLOCATION.......  1.34%          B         $133.26       271
AXA CONSERVATIVE ALLOCATION.......  1.45%          B         $131.15        --

AXA CONSERVATIVE GROWTH STRATEGY..  0.50%          B         $130.26         6
AXA CONSERVATIVE GROWTH STRATEGY..  0.70%          B         $128.79        --
AXA CONSERVATIVE GROWTH STRATEGY..  0.90%          B         $127.34         2
AXA CONSERVATIVE GROWTH STRATEGY..  0.95%          B         $126.98         4
AXA CONSERVATIVE GROWTH STRATEGY..  1.00%          B         $126.62        --
AXA CONSERVATIVE GROWTH STRATEGY..  1.10%          B         $125.90         4
AXA CONSERVATIVE GROWTH STRATEGY..  1.20%          B         $125.18        43
AXA CONSERVATIVE GROWTH STRATEGY..  1.25%          B         $147.55        20
AXA CONSERVATIVE GROWTH STRATEGY..  1.25%          B         $124.83        62
AXA CONSERVATIVE GROWTH STRATEGY..  1.30%          B         $146.92        49
AXA CONSERVATIVE GROWTH STRATEGY..  1.34%          B         $124.19        33

AXA CONSERVATIVE STRATEGY.........  0.50%          B         $113.89        11
AXA CONSERVATIVE STRATEGY.........  0.70%          B         $112.61        --
AXA CONSERVATIVE STRATEGY.........  0.90%          B         $111.34         2
AXA CONSERVATIVE STRATEGY.........  0.95%          B         $111.02         1
AXA CONSERVATIVE STRATEGY.........  1.10%          B         $110.08         2
AXA CONSERVATIVE STRATEGY.........  1.20%          B         $109.45        18
AXA CONSERVATIVE STRATEGY.........  1.25%          B         $123.42         7
AXA CONSERVATIVE STRATEGY.........  1.25%          B         $109.14        10
AXA CONSERVATIVE STRATEGY.........  1.30%          B         $122.90        23
AXA CONSERVATIVE STRATEGY.........  1.34%          B         $108.58        12

AXA CONSERVATIVE-PLUS ALLOCATION..  0.50%          B         $171.43        24
AXA CONSERVATIVE-PLUS ALLOCATION..  0.70%          B         $166.58         6
AXA CONSERVATIVE-PLUS ALLOCATION..  0.80%          B         $173.13         1
AXA CONSERVATIVE-PLUS ALLOCATION..  0.90%          B         $161.86       122
AXA CONSERVATIVE-PLUS ALLOCATION..  0.95%          B         $160.71        29
AXA CONSERVATIVE-PLUS ALLOCATION..  1.00%          B         $159.56        --
AXA CONSERVATIVE-PLUS ALLOCATION..  1.10%          B         $157.28        42
AXA CONSERVATIVE-PLUS ALLOCATION..  1.20%          B         $155.02       525
AXA CONSERVATIVE-PLUS ALLOCATION..  1.25%          B         $122.80       139
AXA CONSERVATIVE-PLUS ALLOCATION..  1.30%          B         $129.18        15
AXA CONSERVATIVE-PLUS ALLOCATION..  1.34%          B         $151.92       552
AXA CONSERVATIVE-PLUS ALLOCATION..  1.35%          B         $151.70        --
AXA CONSERVATIVE-PLUS ALLOCATION..  1.45%          B         $149.53        --

AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.50%          B         $378.49         1
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.70%          B         $280.28        --
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.70%          B         $458.08         5
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.80%          B         $281.89        --
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.90%          B         $522.43         5
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.90%          B         $440.46        38
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  0.95%          B         $384.58        32
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  1.00%          B         $431.90        --
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  1.10%          B         $423.48         9
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.......................  1.20%          B         $415.20        36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.20%          B         $392.09        140
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.25%          B         $118.22         47
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.30%          B         $161.52          3
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.34%          B         $433.13         19
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.34%          B         $267.80      1,058
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.35%          B         $403.10          2
AXA GLOBAL EQUITY MANAGED
 VOLATILITY.....................  1.45%          B         $373.24          1

AXA GROWTH STRATEGY.............  1.10%          A         $175.20          6
AXA GROWTH STRATEGY.............  1.25%          A         $173.00          3

AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.40%          B         $109.71          1
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.50%          B         $145.71          2
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.70%          B         $158.53          3
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.80%          B         $214.77         --
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.90%          B         $152.77         53
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  0.95%          B         $185.96         33
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.00%          B         $149.97         --
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.10%          B         $147.21         13
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.20%          B         $144.49        311
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.25%          B         $ 94.52         25
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.30%          B         $109.32          3
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.34%          B         $140.78        811
AXA INTERNATIONAL CORE MANAGED
 VOLATILITY.....................  1.45%          B         $171.43         --

AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.50%          B         $135.76         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.70%          B         $142.89         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.80%          B         $132.64         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.90%          B         $131.61         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.90%          B         $140.79          4
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  0.95%          B         $140.27          1
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.10%          B         $129.59          1
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.20%          B         $137.70         --
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.20%          B         $128.58         48
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.25%          B         $137.19          3
AXA INTERNATIONAL MANAGED
 VOLATILITY.....................  1.34%          B         $136.28         34

AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.40%          B         $143.02         36
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.50%          B         $143.34          2
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.70%          B         $171.71          4
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.80%          B         $213.91         --
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $165.48         48
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  0.95%          B         $163.95         43
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.00%          B         $162.45         --
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $159.46          8
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $156.51        104
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.25%          B         $ 89.75         19
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.30%          B         $103.44          3
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.34%          B         $152.50      1,006
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.35%          B         $152.21          2
AXA INTERNATIONAL VALUE MANAGED
 VOLATILITY.....................  1.45%          B         $163.58         --

AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.50%          B         $199.63          1
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.70%          B         $204.42         --
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.80%          B         $345.84         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.90%          B         $197.00          6
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  0.95%          B         $195.18          8
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.00%          B         $193.39         --
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.10%          B         $189.83          2
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.20%          B         $186.32         32
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.25%          B         $166.25          5
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.30%          B         $181.39         --
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.34%          B         $181.54        130
AXA LARGE CAP CORE MANAGED
 VOLATILITY.....................  1.45%          B         $177.86         --

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.50%          B         $147.20          7
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.70%          B         $254.56          9
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.80%          B         $375.99         --
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.90%          B         $219.16         22
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.90%          B         $244.77         65
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  0.95%          B         $205.85        103
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.00%          B         $240.02          1
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.10%          B         $235.34         17
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.20%          B         $230.73         33
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.20%          B         $221.58        252
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.25%          B         $202.57         14
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.30%          B         $232.61          6
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.34%          B         $335.50      1,887
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.35%          B         $224.01          4
AXA LARGE CAP GROWTH MANAGED
 VOLATILITY.....................  1.45%          B         $210.93          4

AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.70%          A         $211.91          7
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          A         $204.22         50
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          A         $193.16         32
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.34%          A         $188.20      4,060
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.35%          A         $187.85         10
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.45%          A         $197.23          4
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.40%          B         $189.41         23
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.50%          B         $233.93          4
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.80%          B         $330.94         --
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $201.57         26
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  0.95%          B         $211.81        122
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.00%          B         $200.48         --
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $196.79         --
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $194.24          7
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $193.16          1
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $190.65        295
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.25%          B         $124.17         20
AXA LARGE CAP VALUE MANAGED
 VOLATILITY.....................  1.30%          B         $136.58          7

AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.50%          B         $347.42          2
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.70%          B         $272.25          4
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.80%          B         $392.67         --
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $323.96         10
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.90%          B         $261.78         29
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  0.95%          B         $327.67         52
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.00%          B         $256.69         --
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.10%          B         $251.68          8
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $246.76         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.20%          B         $246.00        168
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.25%          B         $157.17         24
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.30%          B         $179.75          4
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.34%          B         $302.87      1,449
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.35%          B         $239.57          3
AXA MID CAP VALUE MANAGED
 VOLATILITY.....................  1.45%          B         $234.18          1

AXA MODERATE ALLOCATION+........  0.70%          A         $233.23          1
AXA MODERATE ALLOCATION.........  0.70%          A         $232.83         23
AXA MODERATE ALLOCATION+........  0.90%          A         $276.57         23
AXA MODERATE ALLOCATION.........  0.90%          A         $273.88        256
AXA MODERATE ALLOCATION.........  1.20%          A         $237.17         37
AXA MODERATE ALLOCATION+........  1.34%          A         $ 87.06      9,882
AXA MODERATE ALLOCATION.........  1.35%          A         $277.49         12
AXA MODERATE ALLOCATION.........  1.35%          A         $275.74        747
AXA MODERATE ALLOCATION.........  1.45%          A         $175.68          3
AXA MODERATE ALLOCATION.........  0.40%          B         $135.67         26
AXA MODERATE ALLOCATION.........  0.50%          B         $168.97         91
AXA MODERATE ALLOCATION.........  0.80%          B         $189.54          5
AXA MODERATE ALLOCATION+........  0.90%          B         $174.06          8
AXA MODERATE ALLOCATION.........  0.90%          B         $191.83         72
AXA MODERATE ALLOCATION.........  0.95%          B         $170.79        126
AXA MODERATE ALLOCATION.........  1.00%          B         $187.97          3
AXA MODERATE ALLOCATION.........  1.10%          B         $166.11        202
AXA MODERATE ALLOCATION.........  1.20%          B         $178.43      2,119
AXA MODERATE ALLOCATION.........  1.25%          B         $122.17        321
AXA MODERATE ALLOCATION.........  1.30%          B         $132.24         82

AXA MODERATE GROWTH STRATEGY....  0.50%          B         $148.43         29
AXA MODERATE GROWTH STRATEGY....  0.70%          B         $146.75          1
AXA MODERATE GROWTH STRATEGY....  0.80%          B         $145.92         --
AXA MODERATE GROWTH STRATEGY....  0.90%          B         $145.10         15
AXA MODERATE GROWTH STRATEGY....  0.95%          B         $144.69          1
AXA MODERATE GROWTH STRATEGY....  1.00%          B         $144.28          1
AXA MODERATE GROWTH STRATEGY....  1.10%          B         $143.46         12
AXA MODERATE GROWTH STRATEGY....  1.20%          B         $142.64        245
AXA MODERATE GROWTH STRATEGY....  1.25%          B         $142.23         60
AXA MODERATE GROWTH STRATEGY....  1.34%          B         $141.51        100
AXA MODERATE GROWTH STRATEGY....  1.45%          B         $140.62         --

AXA MODERATE-PLUS ALLOCATION....  0.50%          B         $217.78         22
AXA MODERATE-PLUS ALLOCATION....  0.70%          B         $211.61         24
AXA MODERATE-PLUS ALLOCATION....  0.80%          B         $231.78          5
AXA MODERATE-PLUS ALLOCATION....  0.90%          B         $205.63        433
AXA MODERATE-PLUS ALLOCATION....  0.95%          B         $204.16        176
AXA MODERATE-PLUS ALLOCATION....  1.00%          B         $202.70          3
AXA MODERATE-PLUS ALLOCATION....  1.10%          B         $199.80        182
AXA MODERATE-PLUS ALLOCATION....  1.20%          B         $196.93      1,805
AXA MODERATE-PLUS ALLOCATION....  1.25%          B         $129.72        150
AXA MODERATE-PLUS ALLOCATION....  1.30%          B         $142.31         78
AXA MODERATE-PLUS ALLOCATION....  1.34%          B         $193.00      3,371
AXA MODERATE-PLUS ALLOCATION....  1.35%          B         $192.72          5
AXA MODERATE-PLUS ALLOCATION....  1.45%          B         $189.96          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------

AXA/AB DYNAMIC MODERATE GROWTH.....  0.50%          B         $143.43        --
AXA/AB DYNAMIC MODERATE GROWTH.....  0.70%          B         $141.81        --
AXA/AB DYNAMIC MODERATE GROWTH.....  0.80%          B         $141.00        --
AXA/AB DYNAMIC MODERATE GROWTH.....  0.90%          B         $140.21         4
AXA/AB DYNAMIC MODERATE GROWTH.....  0.95%          B         $139.81         3
AXA/AB DYNAMIC MODERATE GROWTH.....  1.00%          B         $139.41         2
AXA/AB DYNAMIC MODERATE GROWTH.....  1.10%          B         $138.62         9
AXA/AB DYNAMIC MODERATE GROWTH.....  1.20%          B         $137.83        76
AXA/AB DYNAMIC MODERATE GROWTH.....  1.25%          B         $137.44        16
AXA/AB DYNAMIC MODERATE GROWTH.....  1.34%          B         $136.73        28

AXA/AB SMALL CAP GROWTH............  0.70%          A         $371.06         3
AXA/AB SMALL CAP GROWTH............  0.90%          A         $458.28        15
AXA/AB SMALL CAP GROWTH............  1.20%          A         $430.43         9
AXA/AB SMALL CAP GROWTH............  1.34%          A         $418.01       729
AXA/AB SMALL CAP GROWTH............  1.35%          A         $417.13         4
AXA/AB SMALL CAP GROWTH............  1.45%          A         $300.04         1
AXA/AB SMALL CAP GROWTH............  0.50%          B         $244.89        19
AXA/AB SMALL CAP GROWTH............  0.70%          B         $398.60        --
AXA/AB SMALL CAP GROWTH............  0.80%          B         $436.95        --
AXA/AB SMALL CAP GROWTH............  0.90%          B         $324.11         4
AXA/AB SMALL CAP GROWTH............  0.95%          B         $380.60        34
AXA/AB SMALL CAP GROWTH............  1.00%          B         $411.48        --
AXA/AB SMALL CAP GROWTH............  1.10%          B         $370.16         5
AXA/AB SMALL CAP GROWTH............  1.20%          B         $304.81       156
AXA/AB SMALL CAP GROWTH............  1.25%          B         $193.03        35
AXA/AB SMALL CAP GROWTH............  1.30%          B         $231.30         3

AXA/CLEARBRIDGE LARGE CAP GROWTH...  0.70%          B         $237.63         6
AXA/CLEARBRIDGE LARGE CAP GROWTH...  0.90%          B         $229.00        28
AXA/CLEARBRIDGE LARGE CAP GROWTH...  0.95%          B         $226.90        28
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.10%          B         $220.67        17
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.20%          B         $216.60        59
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.25%          B         $219.09        47
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.30%          B         $250.26         2
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.34%          B         $211.04       565
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.35%          B         $210.64         1
AXA/CLEARBRIDGE LARGE CAP GROWTH...  1.45%          B         $206.76        --

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.40%          B         $143.50        --
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.50%          B         $159.68        10
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.70%          B         $156.08         1
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.80%          B         $238.18        --
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.90%          B         $152.57        19
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  0.95%          B         $151.70        29
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.00%          B         $150.84        --
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.10%          B         $149.12        14
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.20%          B         $147.42       114
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.25%          B         $134.96        56
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.30%          B         $143.68         8
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.34%          B         $145.08       396
AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY........................  1.45%          B         $143.26         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.50%          B         $191.43         5
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.70%          B         $187.12        --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.80%          B         $383.18        --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.90%          B         $182.90         2
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  0.95%          B         $181.86         3
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.00%          B         $180.83        --
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.10%          B         $178.77         2
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.20%          B         $176.73        19
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.25%          B         $147.12         4
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.30%          B         $166.91         1
AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY.............  1.34%          B         $173.93        83

AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.50%          B         $142.04        10
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.70%          B         $139.03        --
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.80%          B         $265.17         1
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.90%          B         $136.09        13
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  0.95%          B         $135.36        19
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.00%          B         $260.47        --
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.10%          B         $149.75        15
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.20%          B         $131.78       133
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.25%          B         $129.91        28
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.30%          B         $130.69        11
AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY..  1.34%          B         $129.81       350

AXA/JANUS ENTERPRISE............  0.40%          B         $160.41         2
AXA/JANUS ENTERPRISE............  0.50%          B         $273.92         1
AXA/JANUS ENTERPRISE............  0.70%          B         $267.02         5
AXA/JANUS ENTERPRISE............  0.80%          B         $332.21         1
AXA/JANUS ENTERPRISE............  0.90%          B         $260.30        71
AXA/JANUS ENTERPRISE............  0.95%          B         $258.64        16
AXA/JANUS ENTERPRISE............  1.00%          B         $257.00         1
AXA/JANUS ENTERPRISE............  1.10%          B         $253.73        20
AXA/JANUS ENTERPRISE............  1.20%          B         $250.49       424
AXA/JANUS ENTERPRISE............  1.25%          B         $162.94       118
AXA/JANUS ENTERPRISE............  1.30%          B         $192.56         3
AXA/JANUS ENTERPRISE............  1.34%          B         $246.04       601
AXA/JANUS ENTERPRISE............  1.35%          B         $245.72         1
AXA/JANUS ENTERPRISE............  1.45%          B         $242.58        --

AXA/LOOMIS SAYLES GROWTH........  0.40%          B         $215.61         2
AXA/LOOMIS SAYLES GROWTH........  0.50%          B         $324.23         1
AXA/LOOMIS SAYLES GROWTH........  0.70%          B         $315.71         2
AXA/LOOMIS SAYLES GROWTH........  0.80%          B         $370.30        --
AXA/LOOMIS SAYLES GROWTH........  0.90%          B         $307.42        16
AXA/LOOMIS SAYLES GROWTH........  0.95%          B         $305.38        10
AXA/LOOMIS SAYLES GROWTH........  1.00%          B         $303.36        --
AXA/LOOMIS SAYLES GROWTH........  1.10%          B         $299.33         7
AXA/LOOMIS SAYLES GROWTH........  1.20%          B         $295.34        28
AXA/LOOMIS SAYLES GROWTH........  1.25%          B         $232.74        61
AXA/LOOMIS SAYLES GROWTH........  1.30%          B         $256.11         2
AXA/LOOMIS SAYLES GROWTH........  1.34%          B         $289.86       196
AXA/LOOMIS SAYLES GROWTH........  1.35%          B         $289.47        --
AXA/LOOMIS SAYLES GROWTH........  1.45%          B         $285.62        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.50%          B         $174.82        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.70%          B         $170.89        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.80%          B         $298.10        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.90%          B         $167.04         7
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  0.95%          B         $166.09         6
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.00%          B         $165.15        --
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.10%          B         $163.27         2
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.20%          B         $161.41        21
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.25%          B         $137.73         2
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.30%          B         $154.65         7
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.34%          B         $158.84       130
AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY.............  1.45%          B         $156.85        --

AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.50%          B         $151.20         2
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.70%          B         $147.79         1
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.80%          B         $271.00        --
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.90%          B         $144.46        13
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  0.95%          B         $143.64         7
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.00%          B         $142.83        --
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.10%          B         $141.20         5
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.20%          B         $139.59       126
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.25%          B         $119.77        14
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.30%          B         $133.85         8
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.34%          B         $137.37       194
AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY.............  1.45%          B         $135.65        --

CHARTER/SM/ MODERATE............  0.50%          B         $105.68        --
CHARTER/SM/ MODERATE............  0.90%          B         $105.40        --
CHARTER/SM/ MODERATE............  1.10%          B         $105.26         1
CHARTER/SM/ MODERATE............  1.20%          B         $105.19        --
CHARTER/SM/ MODERATE............  1.25%          B         $105.16         2

CHARTER/SM/ MULTI-SECTOR BOND...  0.70%          A         $121.91         2
CHARTER/SM/ MULTI-SECTOR BOND...  0.90%          A         $156.68        19
CHARTER/SM/ MULTI-SECTOR BOND...  1.20%          A         $128.56         4
CHARTER/SM/ MULTI-SECTOR BOND...  1.34%          A         $168.54       316
CHARTER/SM/ MULTI-SECTOR BOND...  1.35%          A         $179.51         3
CHARTER/SM/ MULTI-SECTOR BOND...  1.45%          A         $ 97.84        --
CHARTER/SM/ MULTI-SECTOR BOND...  0.50%          B         $138.03         5
CHARTER/SM/ MULTI-SECTOR BOND...  0.70%          B         $127.51        --
CHARTER/SM/ MULTI-SECTOR BOND...  0.80%          B         $130.73        --
CHARTER/SM/ MULTI-SECTOR BOND...  0.90%          B         $105.95         4
CHARTER/SM/ MULTI-SECTOR BOND...  0.95%          B         $121.75        48
CHARTER/SM/ MULTI-SECTOR BOND...  1.00%          B         $141.87        --
CHARTER/SM/ MULTI-SECTOR BOND...  1.10%          B         $118.41        14
CHARTER/SM/ MULTI-SECTOR BOND...  1.20%          B         $ 99.51       146
CHARTER/SM/ MULTI-SECTOR BOND...  1.25%          B         $ 92.55        23
CHARTER/SM/ MULTI-SECTOR BOND...  1.30%          B         $ 96.25         3

CHARTER/SM/ SMALL CAP GROWTH....  0.50%          B         $226.80        --
CHARTER/SM/ SMALL CAP GROWTH....  0.70%          B         $220.83         1
CHARTER/SM/ SMALL CAP GROWTH....  0.90%          B         $215.03         5
CHARTER/SM/ SMALL CAP GROWTH....  0.95%          B         $213.60         8
CHARTER/SM/ SMALL CAP GROWTH....  1.10%          B         $209.37         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH.......  1.20%          B        $  206.58        14
CHARTER/SM/ SMALL CAP GROWTH.......  1.25%          B        $  139.78         7
CHARTER/SM/ SMALL CAP GROWTH.......  1.30%          B        $  159.73        --
CHARTER/SM/ SMALL CAP GROWTH+......  1.34%          B        $  201.47        11
CHARTER/SM/ SMALL CAP GROWTH.......  1.34%          B        $  202.75       183
CHARTER/SM/ SMALL CAP GROWTH.......  1.35%          B        $  202.48        --
CHARTER/SM/ SMALL CAP GROWTH.......  1.45%          B        $  199.78        --

CHARTER/SM/ SMALL CAP VALUE........  0.50%          B        $  303.06         1
CHARTER/SM/ SMALL CAP VALUE........  0.70%          B        $  310.48         1
CHARTER/SM/ SMALL CAP VALUE........  0.80%          B        $  342.24        --
CHARTER/SM/ SMALL CAP VALUE........  0.90%          B        $  299.20        10
CHARTER/SM/ SMALL CAP VALUE........  0.95%          B        $  233.93        18
CHARTER/SM/ SMALL CAP VALUE........  1.00%          B        $  293.72        --
CHARTER/SM/ SMALL CAP VALUE........  1.10%          B        $  288.31         1
CHARTER/SM/ SMALL CAP VALUE........  1.20%          B        $  282.99        26
CHARTER/SM/ SMALL CAP VALUE........  1.25%          B        $  127.38         3
CHARTER/SM/ SMALL CAP VALUE........  1.30%          B        $  138.81        --
CHARTER/SM/ SMALL CAP VALUE+.......  1.34%          B        $  273.48        14
CHARTER/SM/ SMALL CAP VALUE........  1.34%          B        $  275.73       360
CHARTER/SM/ SMALL CAP VALUE........  1.35%          B        $  275.21        --
CHARTER/SM/ SMALL CAP VALUE........  1.45%          B        $  211.80        --

EQ/BLACKROCK BASIC VALUE EQUITY....  0.50%          B        $  278.13        14
EQ/BLACKROCK BASIC VALUE EQUITY....  0.70%          B        $  341.72         9
EQ/BLACKROCK BASIC VALUE EQUITY....  0.80%          B        $  318.34         3
EQ/BLACKROCK BASIC VALUE EQUITY....  0.90%          B        $  321.02        16
EQ/BLACKROCK BASIC VALUE EQUITY....  0.90%          B        $  328.58        87
EQ/BLACKROCK BASIC VALUE EQUITY....  0.95%          B        $  271.84        56
EQ/BLACKROCK BASIC VALUE EQUITY....  1.00%          B        $  322.20         2
EQ/BLACKROCK BASIC VALUE EQUITY....  1.10%          B        $  315.91        25
EQ/BLACKROCK BASIC VALUE EQUITY....  1.20%          B        $  309.74        83
EQ/BLACKROCK BASIC VALUE EQUITY....  1.20%          B        $  307.39       707
EQ/BLACKROCK BASIC VALUE EQUITY....  1.25%          B        $  149.44       216
EQ/BLACKROCK BASIC VALUE EQUITY....  1.30%          B        $  169.02         7
EQ/BLACKROCK BASIC VALUE EQUITY....  1.34%          B        $  390.19     1,150
EQ/BLACKROCK BASIC VALUE EQUITY....  1.35%          B        $  300.71         2
EQ/BLACKROCK BASIC VALUE EQUITY....  1.45%          B        $  292.62         1

EQ/CAPITAL GUARDIAN RESEARCH.......  0.70%          B        $  294.05         2
EQ/CAPITAL GUARDIAN RESEARCH.......  0.90%          B        $  283.38        13
EQ/CAPITAL GUARDIAN RESEARCH.......  0.95%          B        $  280.77        29
EQ/CAPITAL GUARDIAN RESEARCH.......  1.10%          B        $  273.07         2
EQ/CAPITAL GUARDIAN RESEARCH.......  1.20%          B        $  268.03       112
EQ/CAPITAL GUARDIAN RESEARCH.......  1.25%          B        $  187.50       157
EQ/CAPITAL GUARDIAN RESEARCH.......  1.30%          B        $  204.22         1
EQ/CAPITAL GUARDIAN RESEARCH.......  1.34%          B        $  261.15       589
EQ/CAPITAL GUARDIAN RESEARCH.......  1.35%          B        $  260.66         1
EQ/CAPITAL GUARDIAN RESEARCH.......  1.45%          B        $  255.85         1

EQ/COMMON STOCK INDEX..............  0.70%          A        $  299.68        20
EQ/COMMON STOCK INDEX+.............  0.74%          A        $1,057.28        13
EQ/COMMON STOCK INDEX+.............  0.74%          A        $  976.06        30
EQ/COMMON STOCK INDEX..............  0.90%          A        $  417.10        40

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX..............  1.20%          A         $334.75         19
EQ/COMMON STOCK INDEX..............  1.35%          A         $531.05         10
EQ/COMMON STOCK INDEX..............  1.35%          A         $508.26        750
EQ/COMMON STOCK INDEX+.............  1.40%          A         $671.64      2,662
EQ/COMMON STOCK INDEX..............  1.45%          A         $202.81         12
EQ/COMMON STOCK INDEX..............  0.40%          B         $199.52         11
EQ/COMMON STOCK INDEX..............  0.50%          B         $193.82          3
EQ/COMMON STOCK INDEX..............  0.80%          B         $382.79         --
EQ/COMMON STOCK INDEX..............  0.90%          B         $199.34         11
EQ/COMMON STOCK INDEX..............  0.90%          B         $223.09         41
EQ/COMMON STOCK INDEX..............  0.95%          B         $188.58        130
EQ/COMMON STOCK INDEX..............  1.00%          B         $323.39         --
EQ/COMMON STOCK INDEX..............  1.10%          B         $183.41         16
EQ/COMMON STOCK INDEX..............  1.20%          B         $206.01        534
EQ/COMMON STOCK INDEX..............  1.25%          B         $162.50        159
EQ/COMMON STOCK INDEX..............  1.30%          B         $180.90         12

EQ/CORE BOND INDEX.................  0.40%          B         $103.14          9
EQ/CORE BOND INDEX.................  0.50%          B         $131.65          8
EQ/CORE BOND INDEX.................  0.70%          B         $127.45          6
EQ/CORE BOND INDEX.................  0.80%          B         $117.14         --
EQ/CORE BOND INDEX.................  0.90%          B         $123.39         42
EQ/CORE BOND INDEX.................  0.95%          B         $122.40         68
EQ/CORE BOND INDEX.................  1.00%          B         $121.41         --
EQ/CORE BOND INDEX.................  1.10%          B         $119.46         17
EQ/CORE BOND INDEX.................  1.20%          B         $117.52        256
EQ/CORE BOND INDEX.................  1.25%          B         $100.33         47
EQ/CORE BOND INDEX.................  1.30%          B         $100.21          3
EQ/CORE BOND INDEX.................  1.34%          B         $114.88        527
EQ/CORE BOND INDEX.................  1.35%          B         $114.69         --
EQ/CORE BOND INDEX.................  1.45%          B         $112.84         --

EQ/EMERGING MARKETS EQUITY PLUS....  0.50%          B         $108.45          3
EQ/EMERGING MARKETS EQUITY PLUS....  0.70%          B         $107.44          3
EQ/EMERGING MARKETS EQUITY PLUS....  0.80%          B         $106.94         --
EQ/EMERGING MARKETS EQUITY PLUS....  0.90%          B         $106.44          2
EQ/EMERGING MARKETS EQUITY PLUS....  0.95%          B         $106.20          1
EQ/EMERGING MARKETS EQUITY PLUS....  1.00%          B         $105.95         --
EQ/EMERGING MARKETS EQUITY PLUS....  1.10%          B         $105.45          2
EQ/EMERGING MARKETS EQUITY PLUS....  1.20%          B         $104.96         49
EQ/EMERGING MARKETS EQUITY PLUS....  1.25%          B         $104.71         13
EQ/EMERGING MARKETS EQUITY PLUS....  1.34%          B         $104.27         52
EQ/EMERGING MARKETS EQUITY PLUS....  1.45%          B         $103.73         --

EQ/EQUITY 500 INDEX................  0.70%          A         $332.03         19
EQ/EQUITY 500 INDEX................  0.90%          A         $462.67         92
EQ/EQUITY 500 INDEX................  1.20%          A         $372.10         41
EQ/EQUITY 500 INDEX................  1.34%          A         $605.55      1,808
EQ/EQUITY 500 INDEX................  1.35%          A         $604.09          9
EQ/EQUITY 500 INDEX................  1.45%          A         $226.62          5
EQ/EQUITY 500 INDEX................  0.40%          B         $200.06         44
EQ/EQUITY 500 INDEX................  0.50%          B         $218.41         20
EQ/EQUITY 500 INDEX................  0.70%          B         $217.71         --
EQ/EQUITY 500 INDEX................  0.80%          B         $378.07          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX................  0.90%          B         $248.24         45
EQ/EQUITY 500 INDEX................  0.95%          B         $207.88         93
EQ/EQUITY 500 INDEX................  1.00%          B         $313.80          3
EQ/EQUITY 500 INDEX................  1.10%          B         $202.18         53
EQ/EQUITY 500 INDEX................  1.20%          B         $230.15      1,545
EQ/EQUITY 500 INDEX................  1.25%          B         $178.33        303
EQ/EQUITY 500 INDEX................  1.30%          B         $199.56         12

EQ/GLOBAL BOND PLUS................  0.50%          B         $129.57          3
EQ/GLOBAL BOND PLUS................  0.70%          B         $126.41          2
EQ/GLOBAL BOND PLUS................  0.80%          B         $116.72         --
EQ/GLOBAL BOND PLUS................  0.90%          B         $123.33         26
EQ/GLOBAL BOND PLUS................  0.95%          B         $122.58         32
EQ/GLOBAL BOND PLUS................  1.00%          B         $121.82         --
EQ/GLOBAL BOND PLUS................  1.10%          B         $120.33         23
EQ/GLOBAL BOND PLUS................  1.20%          B         $118.84         87
EQ/GLOBAL BOND PLUS................  1.25%          B         $118.82         36
EQ/GLOBAL BOND PLUS................  1.30%          B         $120.20          2
EQ/GLOBAL BOND PLUS................  1.34%          B         $116.80        242
EQ/GLOBAL BOND PLUS................  1.35%          B         $116.65         --
EQ/GLOBAL BOND PLUS................  1.45%          B         $115.22         --

EQ/INTERMEDIATE GOVERNMENT BOND....  0.70%          A         $163.77          2
EQ/INTERMEDIATE GOVERNMENT BOND+...  0.74%          A         $ 94.63          7
EQ/INTERMEDIATE GOVERNMENT BOND....  0.90%          A         $173.00          5
EQ/INTERMEDIATE GOVERNMENT BOND....  1.20%          A         $154.51          1
EQ/INTERMEDIATE GOVERNMENT BOND....  1.34%          A         $169.77        225
EQ/INTERMEDIATE GOVERNMENT BOND....  1.35%          A         $163.44          2
EQ/INTERMEDIATE GOVERNMENT BOND....  1.45%          A         $135.77         --
EQ/INTERMEDIATE GOVERNMENT BOND....  0.00%          B         $ 99.96          2
EQ/INTERMEDIATE GOVERNMENT BOND....  0.50%          B         $146.93          1
EQ/INTERMEDIATE GOVERNMENT BOND....  0.90%          B         $146.15          2
EQ/INTERMEDIATE GOVERNMENT BOND....  0.95%          B         $142.09         28
EQ/INTERMEDIATE GOVERNMENT BOND....  1.00%          B         $114.42         --
EQ/INTERMEDIATE GOVERNMENT BOND....  1.10%          B         $138.19         10
EQ/INTERMEDIATE GOVERNMENT BOND....  1.20%          B         $137.89         26
EQ/INTERMEDIATE GOVERNMENT BOND....  1.25%          B         $105.17         33
EQ/INTERMEDIATE GOVERNMENT BOND....  1.30%          B         $105.36          1

EQ/INTERNATIONAL EQUITY INDEX......  0.70%          A         $164.47          7
EQ/INTERNATIONAL EQUITY INDEX......  0.90%          A         $173.42         66
EQ/INTERNATIONAL EQUITY INDEX......  1.20%          A         $148.82         14
EQ/INTERNATIONAL EQUITY INDEX......  1.34%          A         $163.53      2,120
EQ/INTERNATIONAL EQUITY INDEX......  1.35%          A         $163.16         10
EQ/INTERNATIONAL EQUITY INDEX......  1.45%          A         $126.48          2
EQ/INTERNATIONAL EQUITY INDEX......  0.40%          B         $150.07          7
EQ/INTERNATIONAL EQUITY INDEX......  0.50%          B         $139.16          7
EQ/INTERNATIONAL EQUITY INDEX......  0.80%          B         $228.60         --
EQ/INTERNATIONAL EQUITY INDEX......  0.90%          B         $140.92         19
EQ/INTERNATIONAL EQUITY INDEX......  0.95%          B         $134.73         76
EQ/INTERNATIONAL EQUITY INDEX......  1.00%          B         $204.24         --
EQ/INTERNATIONAL EQUITY INDEX......  1.10%          B         $131.04         17
EQ/INTERNATIONAL EQUITY INDEX......  1.20%          B         $128.31        111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX......  1.25%          B         $ 79.69         60
EQ/INTERNATIONAL EQUITY INDEX......  1.30%          B         $ 96.10          8

EQ/INVESCO COMSTOCK................  0.50%          B         $230.87          3
EQ/INVESCO COMSTOCK................  0.70%          B         $225.05          1
EQ/INVESCO COMSTOCK................  0.80%          B         $375.64         --
EQ/INVESCO COMSTOCK................  0.90%          B         $219.38         27
EQ/INVESCO COMSTOCK................  0.95%          B         $217.99         19
EQ/INVESCO COMSTOCK................  1.00%          B         $216.60         --
EQ/INVESCO COMSTOCK................  1.10%          B         $213.85         17
EQ/INVESCO COMSTOCK................  1.20%          B         $211.12        141
EQ/INVESCO COMSTOCK................  1.25%          B         $165.09         30
EQ/INVESCO COMSTOCK................  1.30%          B         $180.02          1
EQ/INVESCO COMSTOCK................  1.34%          B         $207.37        378
EQ/INVESCO COMSTOCK................  1.35%          B         $207.10         --
EQ/INVESCO COMSTOCK................  1.45%          B         $204.45         --

EQ/JPMORGAN VALUE OPPORTUNITIES....  0.40%          B         $222.58          2
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.50%          B         $268.96         15
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.70%          B         $263.14          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.80%          B         $397.38          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.90%          B         $250.25          4
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.90%          B         $253.02         23
EQ/JPMORGAN VALUE OPPORTUNITIES....  0.95%          B         $232.88         13
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.00%          B         $248.11          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.10%          B         $243.27          7
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.20%          B         $238.51         26
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.20%          B         $235.99        107
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.25%          B         $169.81         66
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.30%          B         $190.75          1
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.34%          B         $292.76        284
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.35%          B         $231.56          2
EQ/JPMORGAN VALUE OPPORTUNITIES....  1.45%          B         $224.65          1

EQ/LARGE CAP GROWTH INDEX..........  0.50%          B         $180.75          3
EQ/LARGE CAP GROWTH INDEX..........  0.70%          B         $193.48          3
EQ/LARGE CAP GROWTH INDEX..........  0.80%          B         $410.79          1
EQ/LARGE CAP GROWTH INDEX..........  0.90%          B         $186.46         62
EQ/LARGE CAP GROWTH INDEX..........  0.95%          B         $184.74         48
EQ/LARGE CAP GROWTH INDEX..........  1.00%          B         $183.04         --
EQ/LARGE CAP GROWTH INDEX..........  1.10%          B         $179.67         24
EQ/LARGE CAP GROWTH INDEX..........  1.20%          B         $176.36        438
EQ/LARGE CAP GROWTH INDEX..........  1.25%          B         $232.56         36
EQ/LARGE CAP GROWTH INDEX..........  1.30%          B         $258.06          1
EQ/LARGE CAP GROWTH INDEX..........  1.34%          B         $171.83      1,018
EQ/LARGE CAP GROWTH INDEX..........  1.35%          B         $171.51          1
EQ/LARGE CAP GROWTH INDEX..........  1.45%          B         $168.34          1

EQ/LARGE CAP VALUE INDEX...........  0.50%          B         $129.25          2
EQ/LARGE CAP VALUE INDEX...........  0.70%          B         $126.10          2
EQ/LARGE CAP VALUE INDEX...........  0.80%          B         $352.52         --
EQ/LARGE CAP VALUE INDEX...........  0.90%          B         $123.03         52
EQ/LARGE CAP VALUE INDEX...........  0.95%          B         $122.27         25
EQ/LARGE CAP VALUE INDEX...........  1.00%          B         $121.52         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX........  1.10%          B         $120.03         14
EQ/LARGE CAP VALUE INDEX........  1.20%          B         $118.54        238
EQ/LARGE CAP VALUE INDEX........  1.25%          B         $ 99.32         39
EQ/LARGE CAP VALUE INDEX........  1.30%          B         $108.76          1
EQ/LARGE CAP VALUE INDEX........  1.34%          B         $116.51        398
EQ/LARGE CAP VALUE INDEX........  1.35%          B         $116.36         --
EQ/LARGE CAP VALUE INDEX........  1.45%          B         $114.93         --

EQ/MFS INTERNATIONAL GROWTH.....  0.40%          B         $154.84          7
EQ/MFS INTERNATIONAL GROWTH.....  0.50%          B         $233.19          5
EQ/MFS INTERNATIONAL GROWTH.....  0.70%          B         $227.31          4
EQ/MFS INTERNATIONAL GROWTH.....  0.80%          B         $270.95          1
EQ/MFS INTERNATIONAL GROWTH.....  0.90%          B         $221.59         52
EQ/MFS INTERNATIONAL GROWTH.....  0.95%          B         $220.18         11
EQ/MFS INTERNATIONAL GROWTH.....  1.00%          B         $218.78          1
EQ/MFS INTERNATIONAL GROWTH.....  1.10%          B         $216.00          9
EQ/MFS INTERNATIONAL GROWTH.....  1.20%          B         $213.24        252
EQ/MFS INTERNATIONAL GROWTH.....  1.25%          B         $131.37         32
EQ/MFS INTERNATIONAL GROWTH.....  1.30%          B         $156.41          2
EQ/MFS INTERNATIONAL GROWTH.....  1.34%          B         $209.37         25
EQ/MFS INTERNATIONAL GROWTH.....  1.34%          B         $209.45        330
EQ/MFS INTERNATIONAL GROWTH.....  1.35%          B         $209.18          1
EQ/MFS INTERNATIONAL GROWTH.....  1.45%          B         $206.51         --

EQ/MID CAP INDEX................  0.40%          B         $200.22         44
EQ/MID CAP INDEX................  0.50%          B         $274.21          6
EQ/MID CAP INDEX................  0.70%          B         $258.71          9
EQ/MID CAP INDEX................  0.80%          B         $419.05          1
EQ/MID CAP INDEX................  0.90%          B         $249.83        129
EQ/MID CAP INDEX................  0.95%          B         $247.66         52
EQ/MID CAP INDEX................  1.00%          B         $245.51          3
EQ/MID CAP INDEX................  1.10%          B         $241.25         22
EQ/MID CAP INDEX................  1.20%          B         $237.04        616
EQ/MID CAP INDEX................  1.25%          B         $162.13        227
EQ/MID CAP INDEX................  1.30%          B         $189.24          4
EQ/MID CAP INDEX................  1.34%          B         $231.30      1,831
EQ/MID CAP INDEX................  1.35%          B         $230.89         --
EQ/MID CAP INDEX................  1.45%          B         $226.86         --

EQ/MONEY MARKET++...............  0.00%          A         $  1.00        359
EQ/MONEY MARKET.................  0.70%          A         $128.88          2
EQ/MONEY MARKET++...............  0.70%          A         $  1.00          5
EQ/MONEY MARKET+................  0.74%          A         $ 45.35         17
EQ/MONEY MARKET.................  0.90%          A         $132.78         27
EQ/MONEY MARKET++...............  0.90%          A         $  1.00        254
EQ/MONEY MARKET.................  1.20%          A         $120.87          1
EQ/MONEY MARKET++...............  1.20%          A         $  1.00          2
EQ/MONEY MARKET.................  1.35%          A         $130.36         12
EQ/MONEY MARKET.................  1.35%          A         $129.74         67
EQ/MONEY MARKET+................  1.40%          A         $ 32.82        708
EQ/MONEY MARKET.................  1.45%          A         $107.68         --
EQ/MONEY MARKET++...............  0.00%          B         $  1.00      1,452
EQ/MONEY MARKET.................  0.40%          B         $ 98.26          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/MONEY MARKET++...............  0.40%          B         $  1.00         10
EQ/MONEY MARKET.................  0.50%          B         $113.87          2
EQ/MONEY MARKET++...............  0.50%          B         $  1.00         37
EQ/MONEY MARKET++...............  0.70%          B         $  1.00          1
EQ/MONEY MARKET.................  0.80%          B         $ 93.57         --
EQ/MONEY MARKET++...............  0.80%          B         $  1.00          6
EQ/MONEY MARKET.................  0.90%          B         $105.45         --
EQ/MONEY MARKET.................  0.90%          B         $116.57          2
EQ/MONEY MARKET++...............  0.90%          B         $  1.00        226
EQ/MONEY MARKET.................  0.95%          B         $110.82         63
EQ/MONEY MARKET.................  1.00%          B         $100.34         --
EQ/MONEY MARKET++...............  1.00%          B         $  1.00          3
EQ/MONEY MARKET.................  1.10%          B         $107.78         24
EQ/MONEY MARKET++...............  1.10%          B         $  1.00        146
EQ/MONEY MARKET.................  1.20%          B         $109.77         48
EQ/MONEY MARKET++...............  1.20%          B         $  1.00      6,902
EQ/MONEY MARKET.................  1.25%          B         $ 91.81         58
EQ/MONEY MARKET.................  1.30%          B         $ 93.66          5

EQ/OPPENHEIMER GLOBAL...........  0.50%          B         $208.47         11
EQ/OPPENHEIMER GLOBAL...........  0.70%          B         $203.77          2
EQ/OPPENHEIMER GLOBAL...........  0.80%          B         $341.58          1
EQ/OPPENHEIMER GLOBAL...........  0.90%          B         $199.18         20
EQ/OPPENHEIMER GLOBAL...........  0.95%          B         $198.05         14
EQ/OPPENHEIMER GLOBAL...........  1.00%          B         $196.93          1
EQ/OPPENHEIMER GLOBAL...........  1.10%          B         $194.69         15
EQ/OPPENHEIMER GLOBAL...........  1.20%          B         $192.47        363
EQ/OPPENHEIMER GLOBAL...........  1.25%          B         $157.73         67
EQ/OPPENHEIMER GLOBAL...........  1.30%          B         $180.53          2
EQ/OPPENHEIMER GLOBAL...........  1.34%          B         $189.41        445
EQ/OPPENHEIMER GLOBAL...........  1.45%          B         $187.03         --

EQ/PIMCO GLOBAL REAL RETURN.....  0.50%          B         $106.91         16
EQ/PIMCO GLOBAL REAL RETURN.....  0.70%          B         $105.92          6
EQ/PIMCO GLOBAL REAL RETURN.....  0.80%          B         $105.42          2
EQ/PIMCO GLOBAL REAL RETURN.....  0.90%          B         $104.93         20
EQ/PIMCO GLOBAL REAL RETURN.....  0.95%          B         $104.69          8
EQ/PIMCO GLOBAL REAL RETURN.....  1.00%          B         $104.44         --
EQ/PIMCO GLOBAL REAL RETURN.....  1.10%          B         $103.95         11
EQ/PIMCO GLOBAL REAL RETURN.....  1.20%          B         $103.47        122
EQ/PIMCO GLOBAL REAL RETURN.....  1.25%          B         $103.22         56
EQ/PIMCO GLOBAL REAL RETURN.....  1.34%          B         $102.79         98
EQ/PIMCO GLOBAL REAL RETURN.....  1.45%          B         $102.26         --

EQ/PIMCO ULTRA SHORT BOND.......  1.10%          A         $ 97.62          1
EQ/PIMCO ULTRA SHORT BOND.......  0.50%          B         $115.50          4
EQ/PIMCO ULTRA SHORT BOND.......  0.70%          B         $112.59          5
EQ/PIMCO ULTRA SHORT BOND.......  0.80%          B         $105.84          1
EQ/PIMCO ULTRA SHORT BOND.......  0.90%          B         $109.76         30
EQ/PIMCO ULTRA SHORT BOND.......  0.95%          B         $109.06         57
EQ/PIMCO ULTRA SHORT BOND.......  1.00%          B         $108.37         --
EQ/PIMCO ULTRA SHORT BOND.......  1.10%          B         $106.99         36
EQ/PIMCO ULTRA SHORT BOND.......  1.20%          B         $105.62        173

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.......  1.25%          B         $106.30         59
EQ/PIMCO ULTRA SHORT BOND.......  1.30%          B         $105.45          1
EQ/PIMCO ULTRA SHORT BOND.......  1.34%          B         $103.74        401
EQ/PIMCO ULTRA SHORT BOND.......  1.35%          B         $103.61         --
EQ/PIMCO ULTRA SHORT BOND.......  1.45%          B         $102.29         --

EQ/QUALITY BOND PLUS............  0.70%          A         $168.78          1
EQ/QUALITY BOND PLUS............  0.90%          A         $184.01          9
EQ/QUALITY BOND PLUS............  1.20%          A         $160.53          1
EQ/QUALITY BOND PLUS............  1.34%          A         $176.73        323
EQ/QUALITY BOND PLUS............  1.35%          A         $186.09          1
EQ/QUALITY BOND PLUS............  1.45%          A         $137.84         --
EQ/QUALITY BOND PLUS............  0.50%          B         $150.25          3
EQ/QUALITY BOND PLUS............  0.80%          B         $114.04         --
EQ/QUALITY BOND PLUS............  0.90%          B         $148.46          2
EQ/QUALITY BOND PLUS............  0.95%          B         $145.56         37
EQ/QUALITY BOND PLUS............  1.00%          B         $117.30         --
EQ/QUALITY BOND PLUS............  1.10%          B         $141.57          9
EQ/QUALITY BOND PLUS............  1.20%          B         $140.20         74
EQ/QUALITY BOND PLUS............  1.25%          B         $103.29         20
EQ/QUALITY BOND PLUS............  1.30%          B         $103.19          1

EQ/SMALL COMPANY INDEX..........  0.40%          B         $194.15         43
EQ/SMALL COMPANY INDEX..........  0.50%          B         $345.84          1
EQ/SMALL COMPANY INDEX..........  0.70%          B         $334.82          3
EQ/SMALL COMPANY INDEX..........  0.80%          B         $398.62         --
EQ/SMALL COMPANY INDEX..........  0.90%          B         $324.16         39
EQ/SMALL COMPANY INDEX..........  0.95%          B         $321.54         18
EQ/SMALL COMPANY INDEX..........  1.00%          B         $318.95         --
EQ/SMALL COMPANY INDEX..........  1.10%          B         $313.81         10
EQ/SMALL COMPANY INDEX..........  1.20%          B         $308.74        202
EQ/SMALL COMPANY INDEX..........  1.25%          B         $174.69         92
EQ/SMALL COMPANY INDEX..........  1.30%          B         $191.98          2
EQ/SMALL COMPANY INDEX..........  1.34%          B         $301.79        670
EQ/SMALL COMPANY INDEX..........  1.35%          B         $301.29         --
EQ/SMALL COMPANY INDEX..........  1.45%          B         $296.42         --

EQ/T. ROWE PRICE GROWTH STOCK...  0.40%          B         $221.97         25
EQ/T. ROWE PRICE GROWTH STOCK...  0.50%          B         $279.11          5
EQ/T. ROWE PRICE GROWTH STOCK...  0.70%          B         $271.77         10
EQ/T. ROWE PRICE GROWTH STOCK...  0.80%          B         $421.71          2
EQ/T. ROWE PRICE GROWTH STOCK...  0.90%          B         $264.63         88
EQ/T. ROWE PRICE GROWTH STOCK...  0.95%          B         $262.87         32
EQ/T. ROWE PRICE GROWTH STOCK...  1.00%          B         $261.13          5
EQ/T. ROWE PRICE GROWTH STOCK...  1.10%          B         $257.66         28
EQ/T. ROWE PRICE GROWTH STOCK...  1.20%          B         $254.23        916
EQ/T. ROWE PRICE GROWTH STOCK...  1.25%          B         $215.12        227
EQ/T. ROWE PRICE GROWTH STOCK...  1.30%          B         $232.33          2
EQ/T. ROWE PRICE GROWTH STOCK...  1.34%          B         $249.52      1,095
EQ/T. ROWE PRICE GROWTH STOCK...  1.35%          B         $249.18          2
EQ/T. ROWE PRICE GROWTH STOCK...  1.45%          B         $245.86         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

EQ/UBS GROWTH & INCOME..........  0.50%          B         $259.69        --
EQ/UBS GROWTH & INCOME..........  0.70%          B         $252.87        --
EQ/UBS GROWTH & INCOME..........  0.90%          B         $246.23         9
EQ/UBS GROWTH & INCOME..........  0.95%          B         $244.59         5
EQ/UBS GROWTH & INCOME..........  1.10%          B         $239.74         2
EQ/UBS GROWTH & INCOME..........  1.20%          B         $236.55        21
EQ/UBS GROWTH & INCOME..........  1.25%          B         $164.36        58
EQ/UBS GROWTH & INCOME..........  1.30%          B         $181.61         1
EQ/UBS GROWTH & INCOME..........  1.34%          B         $232.16       100
EQ/UBS GROWTH & INCOME..........  1.35%          B         $231.85        --
EQ/UBS GROWTH & INCOME..........  1.45%          B         $228.76        --

FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.50%   SERVICE CLASS 2  $223.06         7
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.70%   SERVICE CLASS 2  $219.63        --
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.70%   SERVICE CLASS 2  $243.55         4
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.80%   SERVICE CLASS 2  $217.94         4
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $216.26        29
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $239.99        58
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  0.95%   SERVICE CLASS 2  $239.10        15
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.00%   SERVICE CLASS 2  $214.59         7
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.10%   SERVICE CLASS 2  $212.93        27
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $234.72        39
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $211.27       977
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.25%   SERVICE CLASS 2  $233.85       178
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.34%   SERVICE CLASS 2  $232.30       611
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO......................  1.45%   SERVICE CLASS 2  $183.72        --

FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  0.50%   SERVICE CLASS 2  $206.67         6
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  0.80%   SERVICE CLASS 2  $201.93        --
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $200.37         1
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  1.00%   SERVICE CLASS 2  $198.82        --
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  1.10%   SERVICE CLASS 2  $197.28        --
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $195.75        57

FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.50%   SERVICE CLASS 2  $212.94         2
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.70%   SERVICE CLASS 2  $209.67        --
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.80%   SERVICE CLASS 2  $208.05         1
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  0.90%   SERVICE CLASS 2  $206.45         4
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  1.00%   SERVICE CLASS 2  $204.86         1
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  1.10%   SERVICE CLASS 2  $203.27         3
FIDELITY(R) VIP MID CAP
 PORTFOLIO......................  1.20%   SERVICE CLASS 2  $201.69       258

GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.50%   SERVICE SHARES   $196.57         4
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.70%   SERVICE SHARES   $193.55        --
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.70%   SERVICE SHARES   $166.98         1
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.80%   SERVICE SHARES   $192.05         1
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.90%   SERVICE SHARES   $190.57         4
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.90%   SERVICE SHARES   $164.76        13
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  0.95%   SERVICE SHARES   $164.21         5
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.00%   SERVICE SHARES   $189.10         1
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.10%   SERVICE SHARES   $187.64         4
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.20%   SERVICE SHARES   $161.48         3
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.20%   SERVICE SHARES   $186.18       106
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.25%   SERVICE SHARES   $160.94        54
GOLDMAN SACHS VIT MID CAP VALUE
 FUND...........................  1.34%   SERVICE SHARES   $159.97       137

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.00%      SERIES II     $122.88         8
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.50%      SERIES II     $195.45        23
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.70%      SERIES II     $192.44        --
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.80%      SERIES II     $190.96         2
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  0.90%      SERIES II     $189.48         5
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  1.00%      SERIES II     $188.02        --
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  1.10%      SERIES II     $186.57         2
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND..................  1.20%      SERIES II     $185.12       208

INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.50%      SERIES II     $169.05        27
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.70%      SERIES II     $166.45        --
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.70%      SERIES II     $164.13         2
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.80%      SERIES II     $165.16         3
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.90%      SERIES II     $163.89         6
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.90%      SERIES II     $161.72        30
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  0.95%      SERIES II     $161.13         8
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.00%      SERIES II     $162.63         1
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.10%      SERIES II     $161.37        11
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.20%      SERIES II     $158.17         8
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.20%      SERIES II     $160.11       220
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.25%      SERIES II     $157.59        35
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.34%      SERIES II     $156.54       227
INVESCO V.I. GLOBAL REAL ESTATE
 FUND...........................  1.45%      SERIES II     $135.54        --

INVESCO V.I. HIGH YIELD FUND....  0.50%      SERIES II     $133.61         5
INVESCO V.I. HIGH YIELD FUND....  0.70%      SERIES II     $131.83         3
INVESCO V.I. HIGH YIELD FUND....  0.80%      SERIES II     $130.95        --
INVESCO V.I. HIGH YIELD FUND....  0.90%      SERIES II     $130.08        10
INVESCO V.I. HIGH YIELD FUND....  0.95%      SERIES II     $129.65         9
INVESCO V.I. HIGH YIELD FUND....  1.00%      SERIES II     $129.22         1
INVESCO V.I. HIGH YIELD FUND....  1.10%      SERIES II     $128.35         6
INVESCO V.I. HIGH YIELD FUND....  1.20%      SERIES II     $127.49       156
INVESCO V.I. HIGH YIELD FUND....  1.25%      SERIES II     $127.07        48
INVESCO V.I. HIGH YIELD FUND....  1.34%      SERIES II     $126.30        86
INVESCO V.I. HIGH YIELD FUND....  1.45%      SERIES II     $125.37        --

INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.50%      SERIES II     $160.60        11
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.70%      SERIES II     $135.81         3
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.80%      SERIES II     $156.91         3
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.90%      SERIES II     $155.70         7
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.90%      SERIES II     $134.01        19
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  0.95%      SERIES II     $133.56         8
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.00%      SERIES II     $154.50         1
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.10%      SERIES II     $153.31         5
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.20%      SERIES II     $131.34         6
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.20%      SERIES II     $152.12       289
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.25%      SERIES II     $130.90        18
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.34%      SERIES II     $130.11       207
INVESCO V.I. INTERNATIONAL
 GROWTH FUND....................  1.45%      SERIES II     $129.15        --

INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.50%      SERIES II     $173.88         1
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.70%      SERIES II     $188.01        --
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.80%      SERIES II     $169.89         1
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.90%      SERIES II     $168.58         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.90%      SERIES II     $185.26         4
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  0.95%      SERIES II     $184.58         2
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.00%      SERIES II     $167.28        --
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.10%      SERIES II     $165.98         3
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.20%      SERIES II     $181.19         4
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.20%      SERIES II     $164.70        51
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.25%      SERIES II     $180.52         9
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.34%      SERIES II     $179.32        51
INVESCO V.I. MID CAP CORE
 EQUITY FUND....................  1.45%      SERIES II     $143.40        --

INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.50%      SERIES II     $198.91         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.70%      SERIES II     $223.93        --
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.80%      SERIES II     $194.34        --
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.90%      SERIES II     $192.84         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.90%      SERIES II     $220.65         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  0.95%      SERIES II     $219.84         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.00%      SERIES II     $191.36        --
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.10%      SERIES II     $189.87         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.20%      SERIES II     $215.81         1
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.20%      SERIES II     $188.40        24
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.25%      SERIES II     $215.01         4
INVESCO V.I. SMALL CAP EQUITY
 FUND...........................  1.34%      SERIES II     $213.58        19

IVY VIP ENERGY..................  0.40%      CLASS II      $102.82         7
IVY VIP ENERGY..................  0.50%      CLASS II      $106.16         6
IVY VIP ENERGY..................  0.70%      CLASS II      $104.53        --
IVY VIP ENERGY..................  0.70%      CLASS II      $118.20         2
IVY VIP ENERGY..................  0.80%      CLASS II      $103.72         1
IVY VIP ENERGY..................  0.90%      CLASS II      $102.92         5
IVY VIP ENERGY..................  0.90%      CLASS II      $116.47        14
IVY VIP ENERGY..................  0.95%      CLASS II      $116.04         7
IVY VIP ENERGY..................  1.00%      CLASS II      $102.13         1
IVY VIP ENERGY..................  1.10%      CLASS II      $101.34        11
IVY VIP ENERGY..................  1.20%      CLASS II      $113.91        23
IVY VIP ENERGY..................  1.20%      CLASS II      $100.55       212
IVY VIP ENERGY..................  1.25%      CLASS II      $113.49        26
IVY VIP ENERGY..................  1.34%      CLASS II      $112.73       208
IVY VIP ENERGY..................  1.45%      CLASS II      $ 84.35        --

IVY VIP HIGH INCOME.............  0.50%      CLASS II      $167.60        20
IVY VIP HIGH INCOME.............  0.70%      CLASS II      $165.14        11
IVY VIP HIGH INCOME.............  0.80%      CLASS II      $163.93         5
IVY VIP HIGH INCOME.............  0.90%      CLASS II      $162.73        87
IVY VIP HIGH INCOME.............  0.95%      CLASS II      $162.13        35
IVY VIP HIGH INCOME.............  1.00%      CLASS II      $161.53         3
IVY VIP HIGH INCOME.............  1.10%      CLASS II      $160.34        28
IVY VIP HIGH INCOME.............  1.20%      CLASS II      $159.15       604
IVY VIP HIGH INCOME.............  1.25%      CLASS II      $158.57       224
IVY VIP HIGH INCOME.............  1.34%      CLASS II      $157.51       435
IVY VIP HIGH INCOME.............  1.45%      CLASS II      $139.34        --

IVY VIP MID CAP GROWTH..........  0.50%      CLASS II      $176.70         2
IVY VIP MID CAP GROWTH..........  0.70%      CLASS II      $174.35         6
IVY VIP MID CAP GROWTH..........  0.80%      CLASS II      $173.19         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
IVY VIP MID CAP GROWTH..........  0.90%      CLASS II      $172.04         34
IVY VIP MID CAP GROWTH..........  0.95%      CLASS II      $171.46          8
IVY VIP MID CAP GROWTH..........  1.00%      CLASS II      $170.89          1
IVY VIP MID CAP GROWTH..........  1.10%      CLASS II      $169.75          8
IVY VIP MID CAP GROWTH..........  1.20%      CLASS II      $168.61        318
IVY VIP MID CAP GROWTH..........  1.25%      CLASS II      $168.05         60
IVY VIP MID CAP GROWTH..........  1.34%      CLASS II      $167.03        388
IVY VIP MID CAP GROWTH..........  1.45%      CLASS II      $165.80         --

IVY VIP SMALL CAP GROWTH........  0.50%      CLASS II      $193.09          1
IVY VIP SMALL CAP GROWTH........  0.70%      CLASS II      $150.57          1
IVY VIP SMALL CAP GROWTH........  0.80%      CLASS II      $188.65         --
IVY VIP SMALL CAP GROWTH........  0.90%      CLASS II      $187.20          2
IVY VIP SMALL CAP GROWTH........  0.90%      CLASS II      $148.57          3
IVY VIP SMALL CAP GROWTH........  0.95%      CLASS II      $148.07          3
IVY VIP SMALL CAP GROWTH........  1.00%      CLASS II      $185.76         --
IVY VIP SMALL CAP GROWTH........  1.10%      CLASS II      $184.32          2
IVY VIP SMALL CAP GROWTH........  1.20%      CLASS II      $145.61          2
IVY VIP SMALL CAP GROWTH........  1.20%      CLASS II      $182.88         65
IVY VIP SMALL CAP GROWTH........  1.25%      CLASS II      $145.12         13
IVY VIP SMALL CAP GROWTH........  1.34%      CLASS II      $144.25         68

LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.50%   SERVICE SHARES   $127.67         36
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.70%   SERVICE SHARES   $125.80          9
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.80%   SERVICE SHARES   $124.88          4
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.90%   SERVICE SHARES   $123.96         86
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  0.95%   SERVICE SHARES   $123.50         27
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.00%   SERVICE SHARES   $123.05          5
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.10%   SERVICE SHARES   $122.14         32
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.20%   SERVICE SHARES   $121.24        868
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.25%   SERVICE SHARES   $120.79         69
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.34%   SERVICE SHARES   $119.99        775
LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO.......  1.45%   SERVICE SHARES   $106.73         --

MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.00%   SERVICE CLASS    $133.68          4
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.50%   SERVICE CLASS    $211.60         41
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.70%   SERVICE CLASS    $208.34         --
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.70%   SERVICE CLASS    $218.25         11
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.80%   SERVICE CLASS    $206.74          5
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.90%   SERVICE CLASS    $205.14         23
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.90%   SERVICE CLASS    $215.05         66
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  0.95%   SERVICE CLASS    $214.26         26
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.00%   SERVICE CLASS    $203.56          4
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.10%   SERVICE CLASS    $201.99         20
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.20%   SERVICE CLASS    $210.33         16
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.20%   SERVICE CLASS    $200.42      1,014
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.25%   SERVICE CLASS    $209.56         96
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.34%   SERVICE CLASS    $208.16        854
MFS(R) INTERNATIONAL VALUE
 PORTFOLIO......................  1.45%   SERVICE CLASS    $175.11         --

MFS(R) INVESTORS TRUST SERIES...  0.50%   SERVICE CLASS    $222.67          1
MFS(R) INVESTORS TRUST SERIES...  0.70%   SERVICE CLASS    $246.89         --
MFS(R) INVESTORS TRUST SERIES...  0.80%   SERVICE CLASS    $217.55         --
MFS(R) INVESTORS TRUST SERIES...  0.90%   SERVICE CLASS    $215.88         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES......  0.90%    SERVICE CLASS   $243.27          2
MFS(R) INVESTORS TRUST SERIES......  0.95%    SERVICE CLASS   $242.38          2
MFS(R) INVESTORS TRUST SERIES......  1.00%    SERVICE CLASS   $214.21         --
MFS(R) INVESTORS TRUST SERIES......  1.10%    SERVICE CLASS   $212.55          1
MFS(R) INVESTORS TRUST SERIES......  1.20%    SERVICE CLASS   $237.93          1
MFS(R) INVESTORS TRUST SERIES......  1.20%    SERVICE CLASS   $210.90         34
MFS(R) INVESTORS TRUST SERIES......  1.25%    SERVICE CLASS   $237.05          9
MFS(R) INVESTORS TRUST SERIES......  1.34%    SERVICE CLASS   $235.47         28

MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.50%    SERVICE CLASS   $263.11          1
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.70%    SERVICE CLASS   $259.26         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.80%    SERVICE CLASS   $257.35         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.90%    SERVICE CLASS   $255.46          4
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  0.95%    SERVICE CLASS   $254.52         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.00%    SERVICE CLASS   $253.59         --
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.10%    SERVICE CLASS   $251.71          1
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.20%    SERVICE CLASS   $249.85         36
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.25%    SERVICE CLASS   $248.93          3
MFS(R) MASSACHUSETTS INVESTORS
 GROWTH STOCK PORTFOLIO............  1.34%    SERVICE CLASS   $247.28         24

MFS(R) TECHNOLOGY PORTFOLIO........  0.50%    SERVICE CLASS   $328.81          6
MFS(R) TECHNOLOGY PORTFOLIO........  0.70%    SERVICE CLASS   $323.99          4
MFS(R) TECHNOLOGY PORTFOLIO........  0.80%    SERVICE CLASS   $321.61          1
MFS(R) TECHNOLOGY PORTFOLIO........  0.90%    SERVICE CLASS   $319.25         11
MFS(R) TECHNOLOGY PORTFOLIO........  0.95%    SERVICE CLASS   $318.07          5
MFS(R) TECHNOLOGY PORTFOLIO........  1.00%    SERVICE CLASS   $316.90          1
MFS(R) TECHNOLOGY PORTFOLIO........  1.10%    SERVICE CLASS   $314.57          7
MFS(R) TECHNOLOGY PORTFOLIO........  1.20%    SERVICE CLASS   $312.24        165
MFS(R) TECHNOLOGY PORTFOLIO........  1.25%    SERVICE CLASS   $311.09         31
MFS(R) TECHNOLOGY PORTFOLIO........  1.34%    SERVICE CLASS   $309.02        189
MFS(R) TECHNOLOGY PORTFOLIO........  1.45%    SERVICE CLASS   $239.18         --

MFS(R) UTILITIES SERIES............  0.40%    SERVICE CLASS   $149.80          8
MFS(R) UTILITIES SERIES............  0.50%    SERVICE CLASS   $189.86          2
MFS(R) UTILITIES SERIES............  0.70%    SERVICE CLASS   $187.08          3
MFS(R) UTILITIES SERIES............  0.80%    SERVICE CLASS   $185.70          2
MFS(R) UTILITIES SERIES............  0.90%    SERVICE CLASS   $184.34         32
MFS(R) UTILITIES SERIES............  0.95%    SERVICE CLASS   $183.66          7
MFS(R) UTILITIES SERIES............  1.00%    SERVICE CLASS   $182.98         --
MFS(R) UTILITIES SERIES............  1.10%    SERVICE CLASS   $181.63         10
MFS(R) UTILITIES SERIES............  1.20%    SERVICE CLASS   $180.29        240
MFS(R) UTILITIES SERIES............  1.25%    SERVICE CLASS   $179.62         72
MFS(R) UTILITIES SERIES............  1.34%    SERVICE CLASS   $178.43        245
MFS(R) UTILITIES SERIES............  1.45%    SERVICE CLASS   $144.48         --

MULTIMANAGER AGGRESSIVE EQUITY.....  0.70%          A         $178.11          8
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          A         $216.27          2
MULTIMANAGER AGGRESSIVE EQUITY+....  0.90%          A         $217.80         13
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          A         $216.24         16
MULTIMANAGER AGGRESSIVE EQUITY.....  1.20%          A         $185.21         11
MULTIMANAGER AGGRESSIVE EQUITY+....  1.34%          A         $162.48      3,113
MULTIMANAGER AGGRESSIVE EQUITY.....  1.35%          A         $284.34         10
MULTIMANAGER AGGRESSIVE EQUITY.....  1.35%          A         $270.07        403
MULTIMANAGER AGGRESSIVE EQUITY.....  1.45%          A         $147.96          3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                    -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.....  0.50%          B         $165.10         1
MULTIMANAGER AGGRESSIVE EQUITY+....  0.90%          B         $134.05         7
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          B         $159.85        14
MULTIMANAGER AGGRESSIVE EQUITY.....  0.95%          B         $167.07        35
MULTIMANAGER AGGRESSIVE EQUITY.....  1.00%          B         $313.60        --
MULTIMANAGER AGGRESSIVE EQUITY.....  1.10%          B         $162.49         6
MULTIMANAGER AGGRESSIVE EQUITY.....  1.20%          B         $150.22        93
MULTIMANAGER AGGRESSIVE EQUITY.....  1.25%          B         $172.21         8
MULTIMANAGER AGGRESSIVE EQUITY.....  1.30%          B         $198.98         2

MULTIMANAGER CORE BOND.............  0.40%          B         $106.78         3
MULTIMANAGER CORE BOND.............  0.50%          B         $170.31         8
MULTIMANAGER CORE BOND.............  0.70%          B         $164.91         2
MULTIMANAGER CORE BOND.............  0.80%          B         $129.20         2
MULTIMANAGER CORE BOND.............  0.90%          B         $159.68        19
MULTIMANAGER CORE BOND.............  0.95%          B         $158.40        68
MULTIMANAGER CORE BOND.............  1.00%          B         $157.13         1
MULTIMANAGER CORE BOND.............  1.10%          B         $154.61        34
MULTIMANAGER CORE BOND.............  1.20%          B         $152.12       218
MULTIMANAGER CORE BOND.............  1.25%          B         $132.24        63
MULTIMANAGER CORE BOND.............  1.30%          B         $130.65         2
MULTIMANAGER CORE BOND.............  1.34%          B         $148.71       334
MULTIMANAGER CORE BOND.............  1.35%          B         $148.47         1
MULTIMANAGER CORE BOND.............  1.45%          B         $146.08        --

MULTIMANAGER MID CAP GROWTH........  0.50%          B         $255.30        --
MULTIMANAGER MID CAP GROWTH........  0.70%          B         $267.72        --
MULTIMANAGER MID CAP GROWTH........  0.70%          B         $247.20         1
MULTIMANAGER MID CAP GROWTH........  0.80%          B         $394.35        --
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $239.36        12
MULTIMANAGER MID CAP GROWTH........  0.95%          B         $237.44        18
MULTIMANAGER MID CAP GROWTH........  1.00%          B         $235.54        --
MULTIMANAGER MID CAP GROWTH........  1.10%          B         $231.76         3
MULTIMANAGER MID CAP GROWTH........  1.20%          B         $228.03        28
MULTIMANAGER MID CAP GROWTH........  1.25%          B         $182.88         9
MULTIMANAGER MID CAP GROWTH........  1.30%          B         $211.77         1
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $333.39         5
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $222.92       285
MULTIMANAGER MID CAP GROWTH........  1.35%          B         $222.55        --
MULTIMANAGER MID CAP GROWTH........  1.45%          B         $218.97        --

MULTIMANAGER MID CAP VALUE.........  0.40%          B         $182.79         1
MULTIMANAGER MID CAP VALUE.........  0.50%          B         $277.63        --
MULTIMANAGER MID CAP VALUE.........  0.70%          B         $268.83         1
MULTIMANAGER MID CAP VALUE.........  0.80%          B         $348.00        --
MULTIMANAGER MID CAP VALUE.........  0.90%          B         $260.30        10
MULTIMANAGER MID CAP VALUE.........  0.95%          B         $258.21        14
MULTIMANAGER MID CAP VALUE.........  1.10%          B         $252.03         3
MULTIMANAGER MID CAP VALUE.........  1.20%          B         $247.97        20
MULTIMANAGER MID CAP VALUE.........  1.25%          B         $157.17         8
MULTIMANAGER MID CAP VALUE.........  1.30%          B         $180.21         1
MULTIMANAGER MID CAP VALUE.........  1.34%          B         $308.70         3
MULTIMANAGER MID CAP VALUE.........  1.34%          B         $242.42       170

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE......  1.35%          B         $242.02        --
MULTIMANAGER MID CAP VALUE......  1.45%          B         $238.13        --

MULTIMANAGER TECHNOLOGY.........  0.50%          B         $327.10         1
MULTIMANAGER TECHNOLOGY.........  0.70%          B         $359.37        --
MULTIMANAGER TECHNOLOGY.........  0.70%          B         $316.73         2
MULTIMANAGER TECHNOLOGY.........  0.80%          B         $483.41        --
MULTIMANAGER TECHNOLOGY.........  0.90%          B         $306.69        15
MULTIMANAGER TECHNOLOGY.........  0.95%          B         $304.22        22
MULTIMANAGER TECHNOLOGY.........  1.00%          B         $301.79         1
MULTIMANAGER TECHNOLOGY.........  1.10%          B         $296.94        10
MULTIMANAGER TECHNOLOGY.........  1.20%          B         $292.16       117
MULTIMANAGER TECHNOLOGY.........  1.25%          B         $241.94        20
MULTIMANAGER TECHNOLOGY.........  1.30%          B         $283.65         2
MULTIMANAGER TECHNOLOGY.........  1.34%          B         $443.45         5
MULTIMANAGER TECHNOLOGY.........  1.34%          B         $285.62       471
MULTIMANAGER TECHNOLOGY.........  1.35%          B         $285.15         1
MULTIMANAGER TECHNOLOGY.........  1.45%          B         $280.56        --

OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  0.50%    SERVICE CLASS   $233.11         4
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  0.80%    SERVICE CLASS   $227.75        --
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  0.90%    SERVICE CLASS   $226.00        --
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  1.10%    SERVICE CLASS   $222.52         1
OPPENHEIMER MAIN STREET
 FUND(R)/VA.....................  1.20%    SERVICE CLASS   $220.79        23

PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.00%    ADVISOR CLASS   $100.91         1
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.50%    ADVISOR CLASS   $ 70.15         1
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.80%    ADVISOR CLASS   $ 68.54         1
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  0.90%    ADVISOR CLASS   $ 68.01         2
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  1.00%    ADVISOR CLASS   $ 67.49        --
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  1.10%    ADVISOR CLASS   $ 66.96         2
PIMCO COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO.............  1.20%    ADVISOR CLASS   $ 66.44       116

TARGET 2015 ALLOCATION..........  0.40%          B         $136.91        --
TARGET 2015 ALLOCATION..........  0.50%          B         $148.96        10
TARGET 2015 ALLOCATION..........  0.70%          B         $145.61        --
TARGET 2015 ALLOCATION..........  0.80%          B         $206.35        --
TARGET 2015 ALLOCATION..........  0.90%          B         $142.33        12
TARGET 2015 ALLOCATION..........  0.95%          B         $141.52         4
TARGET 2015 ALLOCATION..........  1.10%          B         $139.11         3
TARGET 2015 ALLOCATION..........  1.20%          B         $137.53        26
TARGET 2015 ALLOCATION..........  1.25%          B         $118.49        18
TARGET 2015 ALLOCATION..........  1.34%          B         $135.34        84

TARGET 2025 ALLOCATION..........  0.40%          B         $152.66        --
TARGET 2025 ALLOCATION..........  0.50%          B         $162.80        37
TARGET 2025 ALLOCATION..........  0.70%          B         $159.13         5
TARGET 2025 ALLOCATION..........  0.80%          B         $245.21        --
TARGET 2025 ALLOCATION..........  0.90%          B         $155.55        36
TARGET 2025 ALLOCATION..........  0.95%          B         $154.66        10
TARGET 2025 ALLOCATION..........  1.00%          B         $153.79        --
TARGET 2025 ALLOCATION..........  1.10%          B         $152.04        15
TARGET 2025 ALLOCATION..........  1.20%          B         $150.30       125
TARGET 2025 ALLOCATION..........  1.25%          B         $127.38        28
TARGET 2025 ALLOCATION..........  1.34%          B         $147.91       265

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------
TARGET 2025 ALLOCATION..........  1.35%         B          $147.74        --
TARGET 2025 ALLOCATION..........  1.45%         B          $146.06        --

TARGET 2035 ALLOCATION..........  0.40%         B          $161.94         1
TARGET 2035 ALLOCATION..........  0.50%         B          $170.54        23
TARGET 2035 ALLOCATION..........  0.70%         B          $166.70         2
TARGET 2035 ALLOCATION..........  0.80%         B          $272.31        --
TARGET 2035 ALLOCATION..........  0.90%         B          $162.94        28
TARGET 2035 ALLOCATION..........  0.95%         B          $162.02         4
TARGET 2035 ALLOCATION..........  1.00%         B          $161.10        --
TARGET 2035 ALLOCATION..........  1.10%         B          $159.26        11
TARGET 2035 ALLOCATION..........  1.20%         B          $157.45       171
TARGET 2035 ALLOCATION..........  1.25%         B          $131.36        12
TARGET 2035 ALLOCATION..........  1.34%         B          $154.95       264
TARGET 2035 ALLOCATION..........  1.35%         B          $154.77        --
TARGET 2035 ALLOCATION..........  1.45%         B          $153.00        --

TARGET 2045 ALLOCATION..........  0.40%         B          $170.31         1
TARGET 2045 ALLOCATION..........  0.50%         B          $175.38        20
TARGET 2045 ALLOCATION..........  0.70%         B          $171.43         1
TARGET 2045 ALLOCATION..........  0.80%         B          $298.24        --
TARGET 2045 ALLOCATION..........  0.90%         B          $167.57        23
TARGET 2045 ALLOCATION..........  0.95%         B          $166.61         6
TARGET 2045 ALLOCATION..........  1.00%         B          $165.67        --
TARGET 2045 ALLOCATION..........  1.10%         B          $163.78        11
TARGET 2045 ALLOCATION..........  1.20%         B          $161.91       168
TARGET 2045 ALLOCATION..........  1.25%         B          $132.93         7
TARGET 2045 ALLOCATION..........  1.34%         B          $159.34       194
TARGET 2045 ALLOCATION..........  1.35%         B          $159.16        --
TARGET 2045 ALLOCATION..........  1.45%         B          $157.34        --

TARGET 2055 ALLOCATION..........  0.50%         B          $121.41        11
TARGET 2055 ALLOCATION..........  0.70%         B          $120.77        --
TARGET 2055 ALLOCATION..........  0.80%         B          $120.45        --
TARGET 2055 ALLOCATION..........  0.90%         B          $120.13         5
TARGET 2055 ALLOCATION..........  0.95%         B          $119.97        --
TARGET 2055 ALLOCATION..........  1.00%         B          $119.82        --
TARGET 2055 ALLOCATION..........  1.10%         B          $119.50         1
TARGET 2055 ALLOCATION..........  1.20%         B          $119.18        38
TARGET 2055 ALLOCATION..........  1.25%         B          $119.02        --
TARGET 2055 ALLOCATION..........  1.34%         B          $118.74        13

TEMPLETON GLOBAL BOND VIP FUND..  0.50%      CLASS 2       $119.93        15
TEMPLETON GLOBAL BOND VIP FUND..  0.70%      CLASS 2       $118.09        --
TEMPLETON GLOBAL BOND VIP FUND..  0.80%      CLASS 2       $117.18         5
TEMPLETON GLOBAL BOND VIP FUND..  0.90%      CLASS 2       $116.28         7
TEMPLETON GLOBAL BOND VIP FUND..  1.00%      CLASS 2       $115.38         1
TEMPLETON GLOBAL BOND VIP FUND..  1.10%      CLASS 2       $114.48         3
TEMPLETON GLOBAL BOND VIP FUND..  1.20%      CLASS 2       $113.60       533

VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.50%   CLASS S SHARES   $ 69.26         3
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.70%   CLASS S SHARES   $ 68.34         1
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.80%   CLASS S SHARES   $ 67.88         1
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.90%   CLASS S SHARES   $ 67.43        23
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  0.95%   CLASS S SHARES   $ 67.21         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2017

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                 -------- --------------- ---------- -----------

VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.00%   CLASS S SHARES    $66.98        --
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.10%   CLASS S SHARES    $66.53         9
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.20%   CLASS S SHARES    $66.09       116
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.25%   CLASS S SHARES    $65.87        25
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.34%   CLASS S SHARES    $65.47       184
VANECK VIP GLOBAL HARD ASSETS
 FUND...........................  1.45%   CLASS S SHARES    $64.99        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2017, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2017, the contract charges were 0.00%.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                            1290 VT
                                          DOUBLELINE  1290 VT DOUBLELINE                1290 VT GAMCO 1290 VT GAMCO
                                            DYNAMIC     OPPORTUNISTIC    1290 VT EQUITY   MERGERS &   SMALL COMPANY 1290 VT HIGH
                                          ALLOCATION*       BOND*           INCOME*     ACQUISITIONS*    VALUE*     YIELD BOND*
                                          ----------- ------------------ -------------- ------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 61,766        $94,422        $ 1,835,195    $   28,180   $  5,929,872    $595,313
 Expenses:
   Asset-based charges...................   122,947         48,498          1,355,810       217,350     11,823,105     130,781
                                           --------        -------        -----------    ----------   ------------    --------
   Net Expenses..........................   122,947         48,498          1,355,810       217,350     11,823,105     130,781
                                           --------        -------        -----------    ----------   ------------    --------

NET INVESTMENT INCOME (LOSS).............   (61,181)        45,924            479,385      (189,170)    (5,893,233)    464,532
                                           --------        -------        -----------    ----------   ------------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    49,526         18,598           (368,056)      125,849     44,194,986       1,632
   Net realized gain distribution from
    the Portfolios.......................   536,396          5,169          8,157,842       906,090     70,652,325          --
                                           --------        -------        -----------    ----------   ------------    --------
 Net realized gain (loss)................   585,922         23,767          7,789,786     1,031,939    114,847,311       1,632
                                           --------        -------        -----------    ----------   ------------    --------

 Net change in unrealized appreciation
   (depreciation) of investments.........   235,054         27,776          6,720,240       (29,389)    22,857,391      38,310
                                           --------        -------        -----------    ----------   ------------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   820,976         51,543         14,510,026     1,002,550    137,704,702      39,942
                                           --------        -------        -----------    ----------   ------------    --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $759,795        $97,467        $14,989,411    $  813,380   $131,811,469    $504,474
                                           ========        =======        ===========    ==========   ============    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                                                                 AMERICAN FUNDS
                                                         1290 VT                                     AMERICAN      INSURANCE
                                          1290 VT SMALL SMARTBETA 1290 VT SOCIALLY   ALL ASSET    CENTURY VP MID SERIES(R) BOND
                                           CAP VALUE*    EQUITY*    RESPONSIBLE*   GROWTH-ALT 20* CAP VALUE FUND    FUND/SM/
                                          ------------- --------- ---------------- -------------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $  8,698    $ 14,438    $   526,783      $1,180,645     $  872,058     $ 833,856
 Expenses:
   Asset-based charges...................      8,629       8,849        630,505         900,143        701,234       472,929
                                            --------    --------    -----------      ----------     ----------     ---------
   Net Expenses..........................      8,629       8,849        630,505         900,143        701,234       472,929
                                            --------    --------    -----------      ----------     ----------     ---------

NET INVESTMENT INCOME (LOSS).............         69       5,589       (103,722)        280,502        170,824       360,927
                                            --------    --------    -----------      ----------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     13,600      13,040      2,755,793         768,951      1,074,904      (258,154)
   Net realized gain distribution from
    the Portfolios.......................     71,777      33,048      7,296,879       1,646,933      1,085,081       578,209
                                            --------    --------    -----------      ----------     ----------     ---------
 Net realized gain (loss)................     85,377      46,088     10,052,672       2,415,884      2,159,985       320,055
                                            --------    --------    -----------      ----------     ----------     ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........     81,552      84,138     (1,308,284)      7,130,818      3,776,544       105,916
                                            --------    --------    -----------      ----------     ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    166,929     130,226      8,744,388       9,546,702      5,936,529       425,971
                                            --------    --------    -----------      ----------     ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $166,998    $135,815    $ 8,640,666      $9,827,204     $6,107,353     $ 786,898
                                            ========    ========    ===========      ==========     ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                            AXA 400     AXA 500    AXA 2000                                   AXA
                                            MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED CONSERVATIVE
                                          VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*   ALLOCATION*
                                          ----------- ----------- ----------- -------------- ------------ ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $  118,922  $  278,629   $ 52,607    $ 10,126,991  $ 1,653,933   $1,209,320
 Expenses:
   Asset-based charges...................    182,536     284,068     84,283       8,157,515    1,652,486    1,333,108
                                          ----------  ----------   --------    ------------  -----------   ----------
   Net Expenses..........................    182,536     284,068     84,283       8,157,515    1,652,486    1,333,108
                                          ----------  ----------   --------    ------------  -----------   ----------

NET INVESTMENT INCOME (LOSS).............    (63,614)     (5,439)   (31,676)      1,969,476        1,447     (123,788)
                                          ----------  ----------   --------    ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    647,641     956,503    316,231      12,008,760    2,147,200     (408,399)
   Net realized gain distribution from
    the Portfolios.......................  1,232,243     517,524    410,408      22,701,516    1,282,693    2,641,666
                                          ----------  ----------   --------    ------------  -----------   ----------
 Net realized gain (loss)................  1,879,884   1,474,027    726,639      34,710,276    3,429,893    2,233,267
                                          ----------  ----------   --------    ------------  -----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    126,064   2,586,720    144,948      70,918,410    7,108,515    1,871,339
                                          ----------  ----------   --------    ------------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  2,005,948   4,060,747    871,587     105,628,686   10,538,408    4,104,606
                                          ----------  ----------   --------    ------------  -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $1,942,334  $4,055,308   $839,911    $107,598,162  $10,539,855   $3,980,818
                                          ==========  ==========   ========    ============  ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              AXA                        AXA      AXA GLOBAL                   AXA
                                          CONSERVATIVE     AXA      CONSERVATIVE-   EQUITY                INTERNATIONAL
                                             GROWTH    CONSERVATIVE     PLUS        MANAGED    AXA GROWTH CORE MANAGED
                                           STRATEGY*    STRATEGY*    ALLOCATION*  VOLATILITY*  STRATEGY*   VOLATILITY*
                                          ------------ ------------ ------------- -----------  ---------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  353,221    $101,276    $ 2,589,988  $ 4,119,303   $ 21,835   $ 2,767,606
 Expenses:
   Asset-based charges...................     350,587     113,765      2,597,674    4,878,395     16,652     2,120,159
                                           ----------    --------    -----------  -----------   --------   -----------
   Net Expenses..........................     350,587     113,765      2,597,674    4,878,395     16,652     2,120,159
                                           ----------    --------    -----------  -----------   --------   -----------

NET INVESTMENT INCOME (LOSS).............       2,634     (12,489)        (7,686)    (759,092)     5,183       647,447
                                           ----------    --------    -----------  -----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     467,643      93,476        943,345   16,333,892     10,639     5,388,222
   Net realized gain distribution from
    the Portfolios.......................     281,378     106,948      6,977,093           --     12,864            --
                                           ----------    --------    -----------  -----------   --------   -----------
 Net realized gain (loss)................     749,021     200,424      7,920,438   16,333,892     23,503     5,388,222
                                           ----------    --------    -----------  -----------   --------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   1,054,261     104,752      7,537,358   67,124,599    141,180    30,381,573
                                           ----------    --------    -----------  -----------   --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   1,803,282     305,176     15,457,796   83,458,491    164,683    35,769,795
                                           ----------    --------    -----------  -----------   --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $1,805,916    $292,687    $15,450,110  $82,699,399   $169,866   $36,417,242
                                           ==========    ========    ===========  ===========   ========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                               AXA           AXA                    AXA LARGE CAP
                                          INTERNATIONAL INTERNATIONAL AXA LARGE CAP    GROWTH     AXA LARGE CAP  AXA MID CAP
                                             MANAGED    VALUE MANAGED CORE MANAGED     MANAGED    VALUE MANAGED VALUE MANAGED
                                           VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                          ------------- ------------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  238,226    $ 3,529,178   $  315,808   $  3,413,348  $ 12,926,302  $  5,339,716
 Expenses:
   Asset-based charges...................     129,856      2,354,334      402,049      9,112,552    11,185,219     6,638,524
                                           ----------    -----------   ----------   ------------  ------------  ------------
   Net Expenses..........................     129,856      2,354,334      402,049      9,112,552    11,185,219     6,638,524
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS).............     108,370      1,174,844      (86,241)    (5,699,204)    1,741,083    (1,298,808)
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (85,166)     5,026,755    1,817,078     38,250,494    67,834,636    38,780,246
   Net realized gain distribution from
    the Portfolios.......................     103,864             --    2,066,100     56,584,185            --    32,296,587
                                           ----------    -----------   ----------   ------------  ------------  ------------
 Net realized gain (loss)................      18,698      5,026,755    3,883,178     94,834,679    67,834,636    71,076,833
                                           ----------    -----------   ----------   ------------  ------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   1,970,554     29,985,219    2,042,836     79,277,500    31,025,467   (17,164,373)
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   1,989,252     35,011,974    5,926,014    174,112,179    98,860,103    53,912,460
                                           ----------    -----------   ----------   ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $2,097,622    $36,186,818   $5,839,773   $168,412,975  $100,601,186  $ 52,613,652
                                           ==========    ===========   ==========   ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                        AXA MODERATE                  AXA/AB DYNAMIC              AXA/CLEARBRIDGE
                                          AXA MODERATE     GROWTH     AXA MODERATE-      MODERATE    AXA/AB SMALL    LARGE CAP
                                          ALLOCATION*    STRATEGY*   PLUS ALLOCATION*    GROWTH*     CAP GROWTH*      GROWTH*
                                          ------------  ------------ ---------------- -------------- ------------ ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 20,409,340   $  880,763    $ 16,059,466     $  215,907   $   988,218    $   112,474
 Expenses:
   Asset-based charges...................   20,884,376      690,092      14,309,281        214,017     4,723,975      2,000,597
   Less: Reduction for expense
    limitation...........................   (5,889,961)          --              --             --            --             --
                                          ------------   ----------    ------------     ----------   -----------    -----------
   Net Expenses..........................   14,994,415      690,092      14,309,281        214,017     4,723,975      2,000,597
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET INVESTMENT INCOME (LOSS).............    5,414,925      190,671       1,750,185          1,890    (3,735,757)    (1,888,123)
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    4,413,620      914,329      13,390,272        246,689     6,121,243     (4,165,429)
   Net realized gain distribution from
    the Portfolios.......................   55,371,023      725,916      50,603,687        270,727    32,122,959     19,106,978
                                          ------------   ----------    ------------     ----------   -----------    -----------
 Net realized gain (loss)................   59,784,643    1,640,245      63,993,959        517,416    38,244,202     14,941,549
                                          ------------   ----------    ------------     ----------   -----------    -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   92,682,742    3,972,456      79,292,430      1,397,595    36,368,402     20,521,865
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  152,467,385    5,612,701     143,286,389      1,915,011    74,612,604     35,463,414
                                          ------------   ----------    ------------     ----------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $157,882,310   $5,803,372    $145,036,574     $1,916,901   $70,876,847    $33,575,291
                                          ============   ==========    ============     ==========   ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                     AXA/FRANKLIN                             AXA/MUTUAL
                                          AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON                                LARGE CAP
                                            BALANCED     SMALL CAP    ALLOCATION                                EQUITY
                                            MANAGED    VALUE MANAGED   MANAGED     AXA/JANUS     AXA/LOOMIS     MANAGED
                                          VOLATILITY*   VOLATILITY*  VOLATILITY*  ENTERPRISE*  SAYLES GROWTH* VOLATILITY*
                                          ------------ ------------- ------------ -----------  -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $2,358,890   $   108,307   $1,242,629  $        --   $   141,184   $  281,102
 Expenses:
   Asset-based charges...................   1,168,356       250,844      930,562    3,436,186       967,788      355,299
                                           ----------   -----------   ----------  -----------   -----------   ----------
   Net Expenses..........................   1,168,356       250,844      930,562    3,436,186       967,788      355,299
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET INVESTMENT INCOME (LOSS).............   1,190,534      (142,537)     312,067   (3,436,186)     (826,604)     (74,197)
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   3,107,150     1,385,158    3,618,313    3,610,309       662,500    1,831,785
   Net realized gain distribution from
    the Portfolios.......................          --     1,780,217    1,304,147   30,250,954     2,221,838    1,581,147
                                           ----------   -----------   ----------  -----------   -----------   ----------
 Net realized gain (loss)................   3,107,150     3,165,375    4,922,460   33,861,263     2,884,338    3,412,932
                                           ----------   -----------   ----------  -----------   -----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   3,361,164    (1,040,102)   4,088,986   33,099,062    19,012,710      (40,731)
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   6,468,314     2,125,273    9,011,446   66,960,325    21,897,048    3,372,201
                                           ----------   -----------   ----------  -----------   -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $7,658,848   $ 1,982,736   $9,323,513  $63,524,139   $21,070,444   $3,298,004
                                           ==========   ===========   ==========  ===========   ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          AXA/TEMPLETON
                                          GLOBAL EQUITY              CHARTER/SM/  CHARTER/SM/                   EQ/BLACKROCK
                                             MANAGED    CHARTER/SM/  MULTI-SECTOR SMALL CAP   CHARTER/SM/ SMALL BASIC VALUE
                                           VOLATILITY*  MODERATE*(A)    BOND*      GROWTH*      CAP VALUE*        EQUITY*
                                          ------------- ------------ ------------ ----------  ---------------   ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $  676,846     $ 4,683    $ 1,342,339  $1,135,032    $ 1,666,341     $10,692,168
 Expenses:
   Asset-based charges...................     602,524       1,743      1,078,546     564,134      1,505,417       9,556,620
   Less: Reduction for expense
    limitation...........................          --          --             --        (510)        (5,007)             --
                                           ----------     -------    -----------  ----------    -----------     -----------
   Net Expenses..........................     602,524       1,743      1,078,546     563,624      1,500,410       9,556,620
                                           ----------     -------    -----------  ----------    -----------     -----------

NET INVESTMENT INCOME (LOSS).............      74,322       2,940        263,793     571,408        165,931       1,135,548
                                           ----------     -------    -----------  ----------    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   2,568,360         147     (1,352,809)  2,778,896      8,748,369      47,019,863
   Net realized gain distribution from
    the Portfolios.......................          --       2,142             --   1,014,210             --              --
                                           ----------     -------    -----------  ----------    -----------     -----------
 Net realized gain (loss)................   2,568,360       2,289     (1,352,809)  3,793,106      8,748,369      47,019,863
                                           ----------     -------    -----------  ----------    -----------     -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   5,945,748       6,922      1,934,670   4,529,639      1,983,893       2,105,178
                                           ----------     -------    -----------  ----------    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   8,514,108       9,211        581,861   8,322,745     10,732,262      49,125,041
                                           ----------     -------    -----------  ----------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $8,588,430     $12,151    $   845,654  $8,894,153    $10,898,193     $50,260,589
                                           ==========     =======    ===========  ==========    ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on May 19, 2017.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                           EQ/CAPITAL                              EQ/EMERGING
                                            GUARDIAN    EQ/COMMON    EQ/CORE BOND MARKETS EQUITY EQ/EQUITY 500  EQ/GLOBAL
                                           RESEARCH*   STOCK INDEX*     INDEX*        PLUS*         INDEX*      BOND PLUS*
                                          -----------  ------------  ------------ -------------- ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,671,325  $ 29,855,658   $1,808,238    $  111,844   $ 21,853,999  $    23,431
 Expenses:
   Asset-based charges...................   2,778,452    32,884,230    1,411,411       117,467     18,880,601      675,540
   Less: Reduction for expense
    limitation...........................          --    (5,944,834)          --            --             --           --
                                          -----------  ------------   ----------    ----------   ------------  -----------
   Net Expenses..........................   2,778,452    26,939,396    1,411,411       117,467     18,880,601      675,540
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET INVESTMENT INCOME (LOSS).............  (1,107,127)    2,916,262      396,827        (5,623)     2,973,398     (652,109)
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................  19,053,174   125,333,021     (158,872)      603,623     67,866,782   (1,202,398)
   Net realized gain distribution from
    the Portfolios.......................  11,969,307            --           --       285,547     13,437,745           --
                                          -----------  ------------   ----------    ----------   ------------  -----------
 Net realized gain (loss)................  31,022,481   125,333,021     (158,872)      889,170     81,304,527   (1,202,398)
                                          -----------  ------------   ----------    ----------   ------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  15,313,699   277,688,022        6,240     1,568,998    179,041,314    3,677,952
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  46,336,180   403,021,043     (152,632)    2,458,168    260,345,841    2,475,554
                                          -----------  ------------   ----------    ----------   ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $45,229,053  $405,937,305   $  244,195    $2,452,545   $263,319,239  $ 1,823,445
                                          ===========  ============   ==========    ==========   ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          EQ/INTERMEDIATE                                EQ/JPMORGAN
                                            GOVERNMENT    EQ/INTERNATIONAL  EQ/INVESCO      VALUE      EQ/LARGE CAP  EQ/LARGE CAP
                                               BOND*       EQUITY INDEX*    COMSTOCK*   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*
                                          --------------- ---------------- -----------  -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $ 457,321      $ 9,959,547    $   932,691   $ 1,075,412    $ 2,010,714   $1,583,388
 Expenses:
   Asset-based charges...................      707,888        4,917,600      1,501,621     1,411,308      3,211,359    1,041,643
   Less: Reduction for expense
    limitation...........................       (2,884)              --             --            --             --           --
                                             ---------      -----------    -----------   -----------    -----------   ----------
   Net Expenses..........................      705,004        4,917,600      1,501,621     1,411,308      3,211,359    1,041,643
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET INVESTMENT INCOME (LOSS).............     (247,683)       5,041,947       (568,930)     (335,896)    (1,200,645)     541,745
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................       97,700        1,233,807      4,907,826     8,218,121      9,701,414    4,049,694
   Net realized gain distribution from
    the Portfolios.......................       30,688               --             --    13,110,081     11,140,590    2,859,270
                                             ---------      -----------    -----------   -----------    -----------   ----------
 Net realized gain (loss)................      128,388        1,233,807      4,907,826    21,328,202     20,842,004    6,908,964
                                             ---------      -----------    -----------   -----------    -----------   ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     (375,804)      67,009,456     14,161,347    (3,075,983)    41,220,378    1,843,359
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     (247,416)      68,243,263     19,069,173    18,252,219     62,062,382    8,752,323
                                             ---------      -----------    -----------   -----------    -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $(495,099)     $73,285,210    $18,500,243   $17,916,323    $60,861,737   $9,294,068
                                             =========      ===========    ===========   ===========    ===========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                             EQ/MFS                                              EQ/PIMCO
                                          INTERNATIONAL  EQ/MID CAP    EQ/MONEY  EQ/OPPENHEIMER GLOBAL REAL EQ/PIMCO ULTRA
                                             GROWTH*       INDEX*      MARKET*      GLOBAL*       RETURN*    SHORT BOND*
                                          ------------- ------------  ---------  -------------- ----------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 1,113,554  $  5,820,376  $ 293,298   $   888,244    $431,935     $1,026,678
 Expenses:
   Asset-based charges...................    1,594,439     7,718,502    853,317     1,870,755     367,566      1,018,726
   Less: Reduction for expense
    limitation...........................           --            --    (15,998)           --          --             --
                                           -----------  ------------  ---------   -----------    --------     ----------
   Net Expenses..........................    1,594,439     7,718,502    837,319     1,870,755     367,566      1,018,726
                                           -----------  ------------  ---------   -----------    --------     ----------

NET INVESTMENT INCOME (LOSS).............     (480,885)   (1,898,126)  (544,021)     (982,511)     64,369          7,952
                                           -----------  ------------  ---------   -----------    --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    3,029,398    39,893,802     (2,322)    6,904,859      33,473         16,290
   Net realized gain distribution from
    the Portfolios.......................    5,031,872    55,946,813      1,442            --          --             --
                                           -----------  ------------  ---------   -----------    --------     ----------
 Net realized gain (loss)................    8,061,270    95,840,615       (880)    6,904,859      33,473         16,290
                                           -----------  ------------  ---------   -----------    --------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   25,867,052   (12,688,435)     3,046    36,719,195     449,549        499,820
                                           -----------  ------------  ---------   -----------    --------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   33,928,322    83,152,180      2,166    43,624,054     483,022        516,110
                                           -----------  ------------  ---------   -----------    --------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $33,447,437  $ 81,254,054  $(541,855)  $42,641,543    $547,391     $  524,062
                                           ===========  ============  =========   ===========    ========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                                        EQ/T. ROWE     EQ/UBS    FIDELITY(R) VIP FIDELITY(R) VIP
                                        EQ/QUALITY BOND    EQ/SMALL    PRICE GROWTH   GROWTH &    CONTRAFUND(R)   EQUITY-INCOME
                                             PLUS*      COMPANY INDEX*    STOCK*      INCOME*       PORTFOLIO       PORTFOLIO
                                        --------------- -------------- ------------  ----------  --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.......   $  970,553     $ 3,102,401   $         --  $  111,399    $ 3,122,267     $  179,108
 Expenses:
   Asset-based charges.................    1,051,518       3,657,980      6,536,489     493,516      4,875,306        129,012
                                          ----------     -----------   ------------  ----------    -----------     ----------
   Net Expenses........................    1,051,518       3,657,980      6,536,489     493,516      4,875,306        129,012
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET INVESTMENT INCOME (LOSS)...........      (80,965)       (555,579)    (6,536,489)   (382,117)    (1,753,039)        50,096
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments........................     (588,839)      8,867,795     34,286,634     575,626     10,904,111        (46,420)
   Net realized gain distribution
    from the Portfolios................           --      22,616,653     48,760,563   2,522,247     21,000,945        233,713
                                          ----------     -----------   ------------  ----------    -----------     ----------
 Net realized gain (loss)..............     (588,839)     31,484,448     83,047,197   3,097,873     31,905,056        187,293
                                          ----------     -----------   ------------  ----------    -----------     ----------

 Net change in unrealized
   appreciation (depreciation) of
   investments.........................      792,327       4,003,930     62,254,757   4,164,317     41,009,609      1,008,541
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS.................      203,488      35,488,378    145,301,954   7,262,190     72,914,665      1,195,834
                                          ----------     -----------   ------------  ----------    -----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.............   $  122,523     $34,932,799   $138,765,465  $6,880,073    $71,161,626     $1,245,930
                                          ==========     ===========   ============  ==========    ===========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                                              GOLDMAN SACHS INVESCO V.I.  INVESCO V.I.
                                          FIDELITY(R) VIP MID  VIT MID CAP   DIVERSIFIED  GLOBAL REAL  INVESCO V.I. HIGH
                                             CAP PORTFOLIO     VALUE FUND   DIVIDEND FUND ESTATE FUND     YIELD FUND
                                          ------------------- ------------- ------------- ------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........     $  236,548       $   268,411   $  615,177    $2,689,231     $1,522,400
 Expenses:
   Asset-based charges...................        552,205           654,445      415,964     1,031,316        461,182
                                              ----------       -----------   ----------    ----------     ----------
   Net Expenses..........................        552,205           654,445      415,964     1,031,316        461,182
                                              ----------       -----------   ----------    ----------     ----------

NET INVESTMENT INCOME (LOSS).............       (315,657)         (386,034)     199,213     1,657,915      1,061,218
                                              ----------       -----------   ----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................        (91,730)       (1,107,422)     848,373       572,982       (304,406)
   Net realized gain distribution from
    the Portfolios.......................      2,034,602         3,040,007    1,415,550     1,465,256             --
                                              ----------       -----------   ----------    ----------     ----------
 Net realized gain (loss)................      1,942,872         1,932,585    2,263,923     2,038,238       (304,406)
                                              ----------       -----------   ----------    ----------     ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........      6,563,487         3,294,669      167,133     5,511,163        977,073
                                              ----------       -----------   ----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................      8,506,359         5,227,254    2,431,056     7,549,401        672,667
                                              ----------       -----------   ----------    ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............     $8,190,702       $ 4,841,220   $2,630,269    $9,207,316     $1,733,885
                                              ==========       ===========   ==========    ==========     ==========

                                          INVESCO V.I.
                                          INTERNATIONAL
                                           GROWTH FUND
                                          -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   946,852
 Expenses:
   Asset-based charges...................      889,767
                                           -----------
   Net Expenses..........................      889,767
                                           -----------

NET INVESTMENT INCOME (LOSS).............       57,085
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    1,152,013
   Net realized gain distribution from
    the Portfolios.......................           --
                                           -----------
 Net realized gain (loss)................    1,152,013
                                           -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   12,409,268
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   13,561,281
                                           -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $13,618,366
                                           ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          INVESCO V.I. MID INVESCO V.I.
                                              CAP CORE      SMALL CAP                  IVY VIP HIGH IVY VIP MID CAP IVY VIP SMALL
                                            EQUITY FUND    EQUITY FUND  IVY VIP ENERGY    INCOME        GROWTH       CAP GROWTH
                                          ---------------- ------------ -------------- ------------ --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........    $   66,060     $       --   $   425,610   $11,678,074    $        --    $       --
 Expenses:
   Asset-based charges...................       252,561        123,092       646,522     2,617,337      1,511,844       277,346
                                             ----------     ----------   -----------   -----------    -----------    ----------
   Net Expenses..........................       252,561        123,092       646,522     2,617,337      1,511,844       277,346
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET INVESTMENT INCOME (LOSS).............      (186,501)      (123,092)     (220,912)    9,060,737     (1,511,844)     (277,346)
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (163,004)      (496,753)   (2,073,922)   (3,849,120)       129,189      (409,995)
   Net realized gain distribution from
    the Portfolios.......................       434,909        470,603            --            --      3,522,411       527,898
                                             ----------     ----------   -----------   -----------    -----------    ----------
 Net realized gain (loss)................       271,905        (26,150)   (2,073,922)   (3,849,120)     3,651,600       117,903
                                             ----------     ----------   -----------   -----------    -----------    ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     2,430,266      1,315,498    (5,837,753)    5,764,827     25,066,644     4,530,743
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     2,702,171      1,289,348    (7,911,675)    1,915,707     28,718,244     4,648,646
                                             ----------     ----------   -----------   -----------    -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............    $2,515,670     $1,166,256   $(8,132,587)  $10,976,444    $27,206,400    $4,371,300
                                             ==========     ==========   ===========   ===========    ===========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              LAZARD                                         MFS(R)
                                            RETIREMENT                                    MASSACHUSETTS
                                             EMERGING        MFS(R)                         INVESTORS      MFS(R)
                                          MARKETS EQUITY  INTERNATIONAL  MFS(R) INVESTORS GROWTH STOCK   TECHNOLOGY
                                            PORTFOLIO    VALUE PORTFOLIO   TRUST SERIES     PORTFOLIO    PORTFOLIO
                                          -------------- --------------- ---------------- ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 3,735,407     $ 5,063,312      $   85,932     $   66,120   $        --
 Expenses:
   Asset-based charges...................    2,474,741       4,619,030         188,407        190,207     1,304,776
                                           -----------     -----------      ----------     ----------   -----------
   Net Expenses..........................    2,474,741       4,619,030         188,407        190,207     1,304,776
                                           -----------     -----------      ----------     ----------   -----------

NET INVESTMENT INCOME (LOSS).............    1,260,666         444,282        (102,475)      (124,087)   (1,304,776)
                                           -----------     -----------      ----------     ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      315,567       9,108,017         (38,105)      (219,562)    9,478,947
   Net realized gain distribution from
    the Portfolios.......................           --         369,161         615,781        826,160     2,401,518
                                           -----------     -----------      ----------     ----------   -----------
 Net realized gain (loss)................      315,567       9,477,178         577,676        606,598    11,880,465
                                           -----------     -----------      ----------     ----------   -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   44,133,882      72,365,429       2,473,320      3,123,468    19,982,653
                                           -----------     -----------      ----------     ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   44,449,449      81,842,607       3,050,996      3,730,066    31,863,118
                                           -----------     -----------      ----------     ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $45,710,115     $82,286,889      $2,948,521     $3,605,979   $30,558,342
                                           ===========     ===========      ==========     ==========   ===========



                                          MFS(R) UTILITIES
                                               SERIES
                                          ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 4,446,586
 Expenses:
   Asset-based charges...................     1,321,853
                                            -----------
   Net Expenses..........................     1,321,853
                                            -----------

NET INVESTMENT INCOME (LOSS).............     3,124,733
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    (4,145,720)
   Net realized gain distribution from
    the Portfolios.......................            --
                                            -----------
 Net realized gain (loss)................    (4,145,720)
                                            -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........    13,785,228
                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     9,639,508
                                            -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $12,764,241
                                            ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                          MULTIMANAGER               MULTIMANAGER                             OPPENHEIMER
                                           AGGRESSIVE   MULTIMANAGER   MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET
                                            EQUITY*      CORE BOND*    GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA
                                          ------------  ------------ ------------ -------------- ------------ -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    942,406  $ 2,388,193  $        --    $  423,933   $     7,095   $ 53,974
 Expenses:
   Asset-based charges...................    8,143,416    1,404,170      967,317       711,640     2,212,265     56,230
   Less: Reduction for expense
    limitation...........................   (2,703,445)          --           --            --            --         --
                                          ------------  -----------  -----------    ----------   -----------   --------
   Net Expenses..........................    5,439,971    1,404,170      967,317       711,640     2,212,265     56,230
                                          ------------  -----------  -----------    ----------   -----------   --------

NET INVESTMENT INCOME (LOSS).............   (4,497,565)     984,023     (967,317)     (287,707)   (2,205,170)    (2,256)
                                          ------------  -----------  -----------    ----------   -----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   38,856,445   (1,203,565)    (476,617)    3,339,589    14,125,867       (173)
   Net realized gain distribution from
    the Portfolios.......................           --           --    6,235,084            --    14,951,191     88,526
                                          ------------  -----------  -----------    ----------   -----------   --------
 Net realized gain (loss)................   38,856,445   (1,203,565)   5,758,467     3,339,589    29,077,058     88,353
                                          ------------  -----------  -----------    ----------   -----------   --------

 Net change in unrealized appreciation
   (depreciation) of investments.........  121,032,580    2,220,148   11,959,727     1,185,354    26,103,108    636,464
                                          ------------  -----------  -----------    ----------   -----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  159,889,025    1,016,583   17,718,194     4,524,943    55,180,166    724,817
                                          ------------  -----------  -----------    ----------   -----------   --------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $155,391,460  $ 2,000,606  $16,750,877    $4,237,236   $52,974,996   $722,561
                                          ============  ===========  ===========    ==========   ===========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                              PIMCO
                                          COMMODITYREAL
                                            RETURN(R)
                                            STRATEGY    TARGET 2015 TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055
                                            PORTFOLIO   ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*
                                          ------------- ----------- ----------- ----------- ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........   $ 815,915   $  281,619  $1,062,974  $ 1,076,804 $   921,439 $  104,033
 Expenses:
   Asset-based charges...................      88,415      262,121     840,035      870,492     744,569     60,026
                                            ---------   ----------  ----------  ----------- ----------- ----------
   Net Expenses..........................      88,415      262,121     840,035      870,492     744,569     60,026
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET INVESTMENT INCOME (LOSS).............     727,500       19,498     222,939      206,312     176,870     44,007
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    (788,660)    (385,087)  1,655,436    1,598,377   1,473,053    101,657
   Net realized gain distribution from
    the Portfolios.......................          --      540,826          --           --          --         --
                                            ---------   ----------  ----------  ----------- ----------- ----------
 Net realized gain (loss)................    (788,660)     155,739   1,655,436    1,598,377   1,473,053    101,657
                                            ---------   ----------  ----------  ----------- ----------- ----------

 Net change in unrealized appreciation
   (depreciation) of investments.........     166,484    1,918,389   7,225,526    8,896,114   8,565,358    859,437
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    (622,176)   2,074,128   8,880,962   10,494,491  10,038,411    961,094
                                            ---------   ----------  ----------  ----------- ----------- ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $ 105,324   $2,093,626  $9,103,901  $10,700,803 $10,215,281 $1,005,101
                                            =========   ==========  ==========  =========== =========== ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

                                             TEMPLETON    VANECK VIP
                                          GLOBAL BOND VIP GLOBAL HARD
                                               FUND       ASSETS FUND
                                          --------------- -----------
INCOME AND EXPENSES:
 Expenses:
   Asset-based charges...................   $  719,171     $ 288,786
                                            ----------     ---------
   Net Expenses..........................      719,171       288,786
                                            ----------     ---------

NET INVESTMENT INCOME (LOSS).............     (719,171)     (288,786)
                                            ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (910,079)     (182,265)
   Net realized gain distribution from
    the Portfolios.......................      194,601            --
                                            ----------     ---------
 Net realized gain (loss)................     (715,478)     (182,265)
                                            ----------     ---------

 Net change in unrealized appreciation
   (depreciation) of investments.........    1,737,902      (370,049)
                                            ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    1,022,424      (552,314)
                                            ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $  303,253     $(841,100)
                                            ==========     =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         1290 VT DOUBLELINE DYNAMIC   1290 VT DOUBLELINE
                                               ALLOCATION*            OPPORTUNISTIC BOND*     1290 VT EQUITY INCOME*
                                         -------------------------  ----------------------  --------------------------
                                             2017         2016         2017        2016         2017          2016
                                         -----------   ----------   ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (61,181)  $   30,848   $   45,924  $   48,032  $    479,385  $    755,429
 Net realized gain (loss)...............     585,922        4,772       23,767       2,454     7,789,786    11,954,027
 Net change in unrealized appreciation
   (depreciation) of investments........     235,054      429,714       27,776     (28,132)    6,720,240    (1,395,672)
                                         -----------   ----------   ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............     759,795      465,334       97,467      22,354    14,989,411    11,313,784
                                         -----------   ----------   ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,826,192    2,168,860    2,558,849   1,002,730     7,856,128     7,866,088
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     231,782      388,981    1,369,980     942,986    (4,245,730)   (6,387,762)
 Redemptions for contract benefits and
   terminations.........................    (353,359)    (529,089)    (201,454)    (42,015)   (8,740,223)   (7,213,707)
 Contract maintenance charges...........     (17,186)     (12,917)      (3,285)     (1,065)      (64,702)      (69,151)
                                         -----------   ----------   ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,687,429    2,015,835    3,724,090   1,902,636    (5,194,527)   (5,804,532)
                                         -----------   ----------   ----------  ----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          (12)          24          58            --            --
                                         -----------   ----------   ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   3,447,224    2,481,157    3,821,581   1,925,048     9,794,884     5,509,252
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   7,992,727    5,511,570    2,603,073     678,025   107,753,143   102,243,891
                                         -----------   ----------   ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $11,439,951   $7,992,727   $6,424,654  $2,603,073  $117,548,027  $107,753,143
                                         ===========   ==========   ==========  ==========  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          1290 VT GAMCO MERGERS &       1290 VT GAMCO SMALL
                                               ACQUISITIONS*              COMPANY VALUE*         1290 VT HIGH YIELD BOND*
                                         ------------------------  ----------------------------  -----------------------
                                             2017         2016          2017           2016          2017        2016
                                         -----------  -----------  --------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (189,170) $  (220,571) $   (5,893,233) $ (5,539,769) $   464,532  $  337,304
 Net realized gain (loss)...............   1,031,939      987,076     114,847,311    56,394,150        1,632    (149,226)
 Net change in unrealized appreciation
   (depreciation) of investments........     (29,389)     308,535      22,857,391   103,963,040       38,310     482,474
                                         -----------  -----------  --------------  ------------  -----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............     813,380    1,075,040     131,811,469   154,817,421      504,474     670,552
                                         -----------  -----------  --------------  ------------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..     882,555    1,064,373     104,649,861    88,897,360    2,821,079   1,623,668
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (386,444)    (750,666)     (8,487,385)  (10,998,897)   1,756,396   1,237,578
 Redemptions for contract benefits and
   terminations.........................  (1,712,561)  (2,002,083)    (59,679,262)  (46,016,057)    (630,019)   (406,544)
 Contract maintenance charges...........      (9,022)     (10,675)       (617,064)     (548,498)     (10,212)     (8,060)
                                         -----------  -----------  --------------  ------------  -----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (1,225,472)  (1,699,051)     35,866,150    31,333,908    3,937,244   2,446,642
                                         -----------  -----------  --------------  ------------  -----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --              11            11          218       1,931
                                         -----------  -----------  --------------  ------------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...    (412,092)    (624,011)    167,677,630   186,151,340    4,441,936   3,119,125
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  17,663,930   18,287,941     878,471,150   692,319,810    8,522,648   5,403,523
                                         -----------  -----------  --------------  ------------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,251,838  $17,663,930  $1,046,148,780  $878,471,150  $12,964,584  $8,522,648
                                         ===========  ===========  ==============  ============  ===========  ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                         1290 VT SMALL CAP VALUE*(A) 1290 VT SMARTBETA EQUITY* 1290 VT SOCIALLY RESPONSIBLE*
                                         --------------------------  ------------------------  ----------------------------
                                            2017          2016          2017         2016          2017           2016
                                          ----------     --------     ----------    --------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $       69     $  3,911     $    5,589    $  2,101    $  (103,722)   $   (30,491)
 Net realized gain (loss)...............     85,377       15,072         46,088       1,073     10,052,672      3,416,579
 Net change in unrealized appreciation
   (depreciation) of investments........     81,552       19,517         84,138       6,681     (1,308,284)       178,895
                                          ----------     --------     ----------    --------    -----------    -----------

 Net increase (decrease) in net assets
   resulting from operations............    166,998       38,500        135,815       9,855      8,640,666      3,564,983
                                          ----------     --------     ----------    --------    -----------    -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    389,684       94,144        552,562     205,999      4,180,415      3,543,974
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    878,577      100,491        213,603     106,248         45,188     (1,375,930)
 Redemptions for contract benefits and
   terminations.........................    (31,573)      (2,849)       (35,792)     (3,440)    (3,967,656)    (3,290,564)
 Contract maintenance charges...........       (543)         (85)        (1,166)       (317)       (36,269)       (35,761)
                                          ----------     --------     ----------    --------    -----------    -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,236,145      191,701        729,207     308,490        221,678     (1,158,281)
                                          ----------     --------     ----------    --------    -----------    -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................      7,693            6              8           8             --             --
                                          ----------     --------     ----------    --------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,410,836      230,207        865,030     318,353      8,862,344      2,406,702
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................    306,567       76,360        392,313      73,960     45,623,342     43,216,640
                                          ----------     --------     ----------    --------    -----------    -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $1,717,403     $306,567     $1,257,343    $392,313    $54,485,686    $45,623,342
                                          ==========     ========     ==========    ========    ===========    ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                        AMERICAN CENTURY VP    AMERICAN FUNDS INSURANCE
                                         ALL ASSET GROWTH-ALT 20*(B)    MID CAP VALUE FUND      SERIES(R) BOND FUND/SM/
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017         2016
                                         -----------   -----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   280,502   $    67,905   $   170,824  $   149,272  $   360,927  $   169,718
 Net realized gain (loss)...............   2,415,884     1,349,679     2,159,985    2,083,249      320,055      (19,062)
 Net change in unrealized appreciation
   (depreciation) of investments........   7,130,818     3,036,626     3,776,544    4,709,886      105,916       25,161
                                         -----------   -----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   9,827,204     4,454,210     6,107,353    6,942,407      786,898      175,817
                                         -----------   -----------   -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  10,059,817     8,508,445    20,029,729   12,647,768    8,877,675    8,598,355
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   9,762,014    (3,535,217)    4,390,358    4,240,928    2,087,602    5,211,730
 Redemptions for contract benefits and
   terminations.........................  (4,654,273)   (3,064,681)   (2,389,854)  (1,423,364)  (3,371,718)  (2,206,361)
 Contract maintenance charges...........     (76,809)      (64,247)      (69,902)     (41,220)     (29,736)     (20,774)
                                         -----------   -----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  15,090,749     1,844,300    21,960,331   15,424,112    7,563,823   11,582,950
                                         -----------   -----------   -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --            --         1,443          (83)          47          268
                                         -----------   -----------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  24,917,953     6,298,510    28,069,127   22,366,436    8,350,768   11,759,035
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  59,126,536    52,828,026    47,192,999   24,826,563   36,249,368   24,490,333
                                         -----------   -----------   -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $84,044,489   $59,126,536   $75,262,126  $47,192,999  $44,600,136  $36,249,368
                                         ===========   ===========   ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              AXA 400 MANAGED           AXA 500 MANAGED
                                                VOLATILITY*               VOLATILITY*        AXA 2000 MANAGED VOLATILITY*
                                         ------------------------  ------------------------  ---------------------------
                                             2017         2016         2017         2016        2017           2016
                                         -----------  -----------  -----------  -----------   ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (63,614) $   (27,198) $    (5,439) $    12,651  $  (31,676)    $  (17,416)
 Net realized gain (loss)...............   1,879,884      627,974    1,474,027      608,744     726,639         95,368
 Net change in unrealized appreciation
   (depreciation) of investments........     126,064    1,040,543    2,586,720    1,036,376     144,948        790,634
                                         -----------  -----------  -----------  -----------   ----------     ----------

 Net increase (decrease) in net assets
   resulting from operations............   1,942,334    1,641,319    4,055,308    1,657,771     839,911        868,586
                                         -----------  -----------  -----------  -----------   ----------     ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,389,135    1,582,400    3,376,075    2,951,869   1,084,825        770,588
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     931,910    2,112,836    1,162,075    1,386,412     402,188        551,058
 Redemptions for contract benefits and
   terminations.........................  (1,017,387)    (459,258)  (1,394,190)  (1,191,818)   (422,851)      (342,733)
 Contract maintenance charges...........     (11,094)      (7,814)     (19,171)     (14,665)     (5,297)        (3,996)
                                         -----------  -----------  -----------  -----------   ----------     ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,292,564    3,228,164    3,124,789    3,131,798   1,058,865        974,917
                                         -----------  -----------  -----------  -----------   ----------     ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --         (110)         --             --
                                         -----------  -----------  -----------  -----------   ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,234,898    4,869,483    7,180,097    4,789,459   1,898,776      1,843,503
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  12,252,124    7,382,641   19,421,208   14,631,749   5,859,784      4,016,281
                                         -----------  -----------  -----------  -----------   ----------     ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $16,487,022  $12,252,124  $26,601,305  $19,421,208  $7,758,560     $5,859,784
                                         ===========  ===========  ===========  ===========   ==========     ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                               AXA AGGRESSIVE               AXA BALANCED
                                                 ALLOCATION*                  STRATEGY*          AXA CONSERVATIVE ALLOCATION*
                                         --------------------------  --------------------------  --------------------------
                                             2017          2016          2017          2016          2017           2016
                                         ------------  ------------  ------------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  1,969,476  $ (1,564,212) $      1,447  $   (446,434) $   (123,788)  $   (303,818)
 Net realized gain (loss)...............   34,710,276    30,963,256     3,429,893     1,691,847     2,233,267        997,642
 Net change in unrealized appreciation
   (depreciation) of investments........   70,918,410    13,192,566     7,108,515     4,228,892     1,871,339      1,187,936
                                         ------------  ------------  ------------  ------------  ------------   ------------

 Net increase (decrease) in net assets
   resulting from operations............  107,598,162    42,591,610    10,539,855     5,474,305     3,980,818      1,881,760
                                         ------------  ------------  ------------  ------------  ------------   ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   66,849,066    65,583,806     7,958,859    18,926,042    10,012,075     11,533,183
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (25,264,632)  (27,761,371)   (1,722,281)     (987,591)   (4,473,950)    (2,356,848)
 Redemptions for contract benefits and
   terminations.........................  (39,630,091)  (36,003,237)   (7,728,350)   (6,404,864)  (15,072,270)   (12,259,972)
 Contract maintenance charges...........     (911,576)     (938,281)   (1,242,397)   (1,105,456)     (188,367)      (196,629)
                                         ------------  ------------  ------------  ------------  ------------   ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    1,042,767       880,917    (2,734,169)   10,428,131    (9,722,512)    (3,280,266)
                                         ------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS...  108,640,929    43,472,527     7,805,686    15,902,436    (5,741,694)    (1,398,506)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  610,878,511   567,405,984   124,934,311   109,031,875   112,217,485    113,615,991
                                         ------------  ------------  ------------  ------------  ------------   ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $719,519,440  $610,878,511  $132,739,997  $124,934,311  $106,475,791   $112,217,485
                                         ============  ============  ============  ============  ============   ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA CONSERVATIVE GROWTH      AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS
                                                 STRATEGY*                STRATEGY*                 ALLOCATION*
                                         ------------------------  -----------------------  --------------------------
                                             2017         2016         2017        2016         2017          2016
                                         -----------  -----------  -----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     2,634  $   (85,836) $   (12,489) $  (34,130) $     (7,686) $   (574,283)
 Net realized gain (loss)...............     749,021      225,666      200,424      47,919     7,920,438     5,328,935
 Net change in unrealized appreciation
   (depreciation) of investments........   1,054,261      745,206      104,752     136,485     7,537,358     2,210,716
                                         -----------  -----------  -----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,805,916      885,036      292,687     150,274    15,450,110     6,965,368
                                         -----------  -----------  -----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,011,805    4,681,838    1,776,900   1,840,438    24,313,298    26,003,498
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     629,610     (675,143)    (547,168)    567,196    (6,457,886)   (9,247,407)
 Redemptions for contract benefits and
   terminations.........................  (2,233,482)  (1,231,965)  (1,371,903)   (954,441)  (18,801,617)  (19,413,567)
 Contract maintenance charges...........    (140,051)    (128,555)     (63,149)    (55,623)     (387,874)     (395,875)
                                         -----------  -----------  -----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   2,267,882    2,646,175     (205,320)  1,397,570    (1,334,079)   (3,053,351)
                                         -----------  -----------  -----------  ----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         256          848           (6)          6            (5)           --
                                         -----------  -----------  -----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   4,074,054    3,532,059       87,361   1,547,850    14,116,026     3,912,017
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  25,591,333   22,059,274    9,714,281   8,166,431   206,446,896   202,534,879
                                         -----------  -----------  -----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $29,665,387  $25,591,333  $ 9,801,642  $9,714,281  $220,562,922  $206,446,896
                                         ===========  ===========  ===========  ==========  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA GLOBAL EQUITY MANAGED                               AXA INTERNATIONAL
                                                 VOLATILITY*          AXA GROWTH STRATEGY*    CORE MANAGED VOLATILITY*
                                         --------------------------  ----------------------  --------------------------
                                             2017          2016         2017        2016         2017          2016
                                         ------------  ------------  ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (759,092) $ (1,291,631) $    5,183  $   (2,655) $    647,447  $ (1,488,310)
 Net realized gain (loss)...............   16,333,892    13,744,853      23,503      17,744     5,388,222      (584,581)
 Net change in unrealized appreciation
   (depreciation) of investments........   67,124,599    (1,660,315)    141,180      73,396    30,381,573       323,376
                                         ------------  ------------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   82,699,399    10,792,907     169,866      88,485    36,417,242    (1,749,515)
                                         ------------  ------------  ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   20,628,976    22,512,278       6,500       7,000    11,295,744    12,360,548
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (16,792,956)  (22,977,107)         --          --    (6,850,515)   (7,486,008)
 Redemptions for contract benefits and
   terminations.........................  (28,836,491)  (25,341,185)    (17,915)    (17,694)  (12,305,220)  (11,764,541)
 Contract maintenance charges...........     (214,731)     (233,420)         --          --       (96,779)     (106,165)
                                         ------------  ------------  ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (25,215,202)  (26,039,434)    (11,415)    (10,694)   (7,956,770)   (6,996,166)
                                         ------------  ------------  ----------  ----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --           4          --            --            82
                                         ------------  ------------  ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   57,484,197   (15,246,527)    158,455      77,791    28,460,472    (8,745,599)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  348,761,358   364,007,885   1,369,925   1,292,134   150,483,587   159,229,186
                                         ------------  ------------  ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $406,245,555  $348,761,358  $1,528,380  $1,369,925  $178,944,059  $150,483,587
                                         ============  ============  ==========  ==========  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            AXA INTERNATIONAL       AXA INTERNATIONAL VALUE   AXA LARGE CAP CORE MANAGED
                                           MANAGED VOLATILITY*        MANAGED VOLATILITY*            VOLATILITY*
                                         -----------------------  --------------------------  ------------------------
                                             2017        2016         2017          2016          2017          2016
                                         -----------  ----------  ------------  ------------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   108,370  $    3,336  $  1,174,844  $ (1,377,256) $   (86,241)  $   (51,852)
 Net realized gain (loss)...............      18,698    (214,005)    5,026,755       709,169    3,883,178     1,382,125
 Net change in unrealized appreciation
   (depreciation) of investments........   1,970,554     115,167    29,985,219      (455,370)   2,042,836     1,001,646
                                         -----------  ----------  ------------  ------------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,097,622     (95,502)   36,186,818    (1,123,457)   5,839,773     2,331,919
                                         -----------  ----------  ------------  ------------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,737,877   1,326,292    10,607,335    11,421,319    1,435,222     1,458,670
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     523,304    (421,193)   (7,756,048)   (8,153,841)    (136,938)   (1,287,695)
 Redemptions for contract benefits and
   terminations.........................    (802,225)   (536,787)  (14,367,191)  (12,014,970)  (2,820,505)   (2,514,739)
 Contract maintenance charges...........      (7,814)     (7,550)     (102,919)     (115,851)     (18,711)      (18,369)
                                         -----------  ----------  ------------  ------------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,451,142     360,762   (11,618,823)   (8,863,343)  (1,540,932)   (2,362,133)
                                         -----------  ----------  ------------  ------------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --            --            (4)           5            --
                                         -----------  ----------  ------------  ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,548,764     265,260    24,567,995    (9,986,804)   4,298,846       (30,214)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   8,712,452   8,447,192   170,186,770   180,173,574   29,430,509    29,460,723
                                         -----------  ----------  ------------  ------------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $12,261,216  $8,712,452  $194,754,765  $170,186,770  $33,729,355   $29,430,509
                                         ===========  ==========  ============  ============  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            AXA LARGE CAP GROWTH         AXA LARGE CAP VALUE      AXA MID CAP VALUE MANAGED
                                             MANAGED VOLATILITY*         MANAGED VOLATILITY*             VOLATILITY*
                                         --------------------------  --------------------------  --------------------------
                                             2017          2016          2017          2016          2017          2016
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (5,699,204) $ (4,669,172) $  1,741,083  $  3,065,698  $ (1,298,808) $   (384,674)
 Net realized gain (loss)...............   94,834,679    59,598,858    67,834,636    53,651,584    71,076,833    38,544,864
 Net change in unrealized appreciation
   (depreciation) of investments........   79,277,500   (29,629,929)   31,025,467    49,271,611   (17,164,373)   33,644,027
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  168,412,975    25,299,757   100,601,186   105,988,893    52,613,652    71,804,217
                                         ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,758,944    27,414,085    28,496,056    29,545,468    19,703,289    20,069,685
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (24,040,454)  (28,661,170)  (27,610,091)  (33,109,014)  (15,554,663)  (19,970,160)
 Redemptions for contract benefits and
   terminations.........................  (49,374,217)  (44,212,808)  (66,058,298)  (61,629,911)  (38,257,554)  (33,613,837)
 Contract maintenance charges...........     (379,487)     (416,110)     (445,812)     (500,051)     (261,461)     (290,166)
 Adjustments to net assets allocated to
   contracts in payout period...........           --            --        32,628       (50,667)           --            --
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (48,035,214)  (45,876,003)  (65,585,517)  (65,744,175)  (34,370,389)  (33,804,478)
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            (6)      (77,852)       50,666             9            (8)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  120,377,761   (20,576,252)   34,937,817    40,295,384    18,243,272    37,999,731
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  631,506,060   652,082,312   851,565,474   811,270,090   505,193,580   467,193,849
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $751,883,821  $631,506,060  $886,503,291  $851,565,474  $523,436,852  $505,193,580
                                         ============  ============  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                AXA MODERATE              AXA MODERATE GROWTH           AXA MODERATE-PLUS
                                                 ALLOCATION*                   STRATEGY*                   ALLOCATION*
                                       ------------------------------  ------------------------  ------------------------------
                                            2017            2016           2017         2016          2017            2016
                                       --------------  --------------  -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)......... $    5,414,925  $       (2,096) $   190,671  $   (87,613) $    1,750,185  $   (3,607,964)
 Net realized gain (loss).............     59,784,643      42,556,798    1,640,245      436,585      63,993,959      53,079,112
 Net change in unrealized
   appreciation (depreciation) of
   investments........................     92,682,742      26,995,642    3,972,456    2,301,245      79,292,430      11,870,277
                                       --------------  --------------  -----------  -----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from operations...    157,882,310      69,550,344    5,803,372    2,650,217     145,036,574      61,341,425
                                       --------------  --------------  -----------  -----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners    118,157,787     125,750,581   16,577,204   13,785,425     107,428,337     107,011,744
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net...    (54,912,115)    (67,514,962)  (1,397,224)    (452,977)    (44,405,492)    (50,863,265)
 Redemptions for contract benefits
   and terminations...................   (143,748,445)   (129,518,681)  (5,330,185)  (2,277,550)    (82,068,840)    (73,364,521)
 Contract maintenance charges.........     (1,996,730)     (2,091,545)    (145,204)    (121,446)     (1,560,096)     (1,648,409)
 Adjustments to net assets allocated
   to contracts in payout period......        126,092          58,580           --           --              --              --
                                       --------------  --------------  -----------  -----------  --------------  --------------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions........    (82,373,411)    (73,316,027)   9,704,591   10,933,452     (20,606,091)    (18,864,451)
                                       --------------  --------------  -----------  -----------  --------------  --------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A.................         11,204         (19,271)          --            5              10              (7)
                                       --------------  --------------  -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.     75,520,103      (3,784,954)  15,507,963   13,583,674     124,430,493      42,476,967
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD...............................  1,609,966,971   1,613,751,925   50,659,005   37,075,331   1,086,655,180   1,044,178,213
                                       --------------  --------------  -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD... $1,685,487,074  $1,609,966,971  $66,166,968  $50,659,005  $1,211,085,673  $1,086,655,180
                                       ==============  ==============  ===========  ===========  ==============  ==============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          AXA/AB DYNAMIC MODERATE       AXA/AB SMALL CAP             AXA/CLEARBRIDGE
                                                  GROWTH*                    GROWTH*                LARGE CAP GROWTH*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $     1,890  $  (123,753) $ (3,735,757) $ (3,012,194) $ (1,888,123) $ (2,066,789)
 Net realized gain (loss)...............     517,416      204,866    38,244,202    22,536,285    14,941,549    (5,018,529)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,397,595      332,586    36,368,402    15,611,951    20,521,865     5,808,882
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   1,916,901      413,699    70,876,847    35,136,042    33,575,291    (1,276,436)
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,834,256    3,132,185    15,862,842    15,211,682     6,761,820     8,518,246
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (378,238)    (318,046)  (10,027,641)  (12,439,323)  (17,122,597)  (18,609,098)
 Redemptions for contract benefits and
   terminations.........................  (2,013,053)  (1,040,725)  (26,995,018)  (24,047,497)  (15,357,551)  (12,937,347)
 Contract maintenance charges...........     (27,690)     (24,953)     (191,140)     (200,182)      (47,704)      (54,264)
 Adjustments to net assets allocated to
   contracts in payout period...........          --           --      (236,579)      (17,332)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     415,275    1,748,461   (21,587,536)  (21,492,652)  (25,766,032)  (23,082,463)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         474          (58)      236,593        17,324            (4)           (4)
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   2,332,650    2,162,102    49,525,904    13,660,714     7,809,255   (24,358,903)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  16,586,642   14,424,540   347,378,918   333,718,204   152,983,778   177,342,681
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,919,292  $16,586,642  $396,904,822  $347,378,918  $160,793,033  $152,983,778
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                      AXA/FRANKLIN SMALL      AXA/FRANKLIN TEMPLETON
                                           AXA/FRANKLIN BALANCED       CAP VALUE MANAGED        ALLOCATION MANAGED
                                            MANAGED VOLATILITY*           VOLATILITY*               VOLATILITY*
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,190,534  $ 1,066,694  $  (142,537) $  (149,710) $   312,067  $   249,099
 Net realized gain (loss)...............   3,107,150    2,655,769    3,165,375    1,091,158    4,922,460    3,329,666
 Net change in unrealized appreciation
   (depreciation) of investments........   3,361,164    3,818,072   (1,040,102)   2,756,567    4,088,986    1,705,534
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   7,658,848    7,540,535    1,982,736    3,698,015    9,323,513    5,284,299
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,665,579    6,739,813    1,329,576    1,378,550    6,567,417    6,139,590
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,681,392)  (3,750,707)    (645,635)    (207,689)  (1,506,770)  (5,263,824)
 Redemptions for contract benefits and
   terminations.........................  (7,947,830)  (8,328,701)  (1,365,914)  (1,504,254)  (7,499,831)  (5,735,852)
 Contract maintenance charges...........     (70,191)     (67,446)     (11,062)     (10,886)     (68,221)     (69,963)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (3,033,834)  (5,407,041)    (693,035)    (344,279)  (2,507,405)  (4,930,049)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           (5)         355           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   4,625,014    2,133,494    1,289,696    3,354,091    6,816,108      354,250
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  89,575,944   87,442,450   19,631,153   16,277,062   69,579,281   69,225,031
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $94,200,958  $89,575,944  $20,920,849  $19,631,153  $76,395,389  $69,579,281
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         AXA/LOOMIS SAYLES     AXA/MUTUAL LARGE CAP EQUITY
                                            AXA/JANUS ENTERPRISE*             GROWTH*             MANAGED VOLATILITY*
                                         --------------------------  ------------------------  --------------------------
                                             2017          2016          2017         2016         2017          2016
                                         ------------  ------------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (3,436,186) $ (3,132,510) $  (826,604) $  (461,193) $   (74,197)  $   235,792
 Net realized gain (loss)...............   33,861,263    (1,463,166)   2,884,338      761,998    3,412,932     1,508,455
 Net change in unrealized appreciation
   (depreciation) of investments........   33,099,062    (9,818,837)  19,012,710    2,268,691      (40,731)    1,119,115
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   63,524,139   (14,414,513)  21,070,444    2,569,496    3,298,004     2,863,362
                                         ------------  ------------  -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,910,514    26,896,240    5,696,054    4,206,998    1,293,200     1,579,317
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (12,265,865)  (21,136,293)   9,664,342   12,491,654   (1,247,588)   (1,156,144)
 Redemptions for contract benefits and
   terminations.........................  (17,632,885)  (16,055,984)  (6,132,709)  (4,182,396)  (2,308,454)   (2,186,836)
 Contract maintenance charges...........     (173,633)     (183,507)     (25,834)     (23,725)     (29,551)      (31,906)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (4,161,869)  (10,479,544)   9,201,853   12,492,531   (2,292,393)   (1,795,569)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        2,648         2,600            5           --           --            --
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   59,364,918   (24,891,457)  30,272,302   15,062,027    1,005,611     1,067,793
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  244,984,003   269,875,460   61,043,883   45,981,856   26,934,864    25,867,071
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $304,348,921  $244,984,003  $91,316,185  $61,043,883  $27,940,475   $26,934,864
                                         ============  ============  ===========  ===========  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                        AXA/TEMPLETON GLOBAL EQUITY   CHARTER/SM/      CHARTER/SM/ MULTI-
                                           MANAGED VOLATILITY*      MODERATE*(C)(D)       SECTOR BOND*
                                        --------------------------  --------------- ------------------------
                                            2017          2016           2017           2017         2016
                                        -----------   -----------   --------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).......... $    74,322   $  (244,034)     $  2,940     $   263,793  $   631,698
 Net realized gain (loss)..............   2,568,360     1,766,506         2,289      (1,352,809)  (1,564,937)
 Net change in unrealized appreciation
   (depreciation) of investments.......   5,945,748       108,094         6,922       1,934,670    2,469,760
                                        -----------   -----------      --------     -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations...........   8,588,430     1,630,566        12,151         845,654    1,536,521
                                        -----------   -----------      --------     -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.   3,889,881     4,335,511       150,745       5,625,118    6,285,199
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net...............  (1,431,236)   (2,849,661)      161,462      (2,159,224)  (3,409,676)
 Redemptions for contract benefits and
   terminations........................  (3,752,794)   (3,298,340)         (311)     (8,211,251)  (8,967,127)
 Contract maintenance charges..........     (45,803)      (48,003)          (34)        (63,378)     (75,050)
 Adjustments to net assets allocated
   to contracts in payout period.......          --            --            --          30,572       27,761
                                        -----------   -----------      --------     -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions........................  (1,339,952)   (1,860,493)      311,862      (4,778,163)  (6,138,893)
                                        -----------   -----------      --------     -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A..................          --            --            10         (30,571)     (27,768)
                                        -----------   -----------      --------     -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS..   7,248,478      (229,927)      324,023      (3,963,080)  (4,630,140)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD................................  43,951,041    44,180,968            --      87,469,289   92,099,429
                                        -----------   -----------      --------     -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.... $51,199,519   $43,951,041      $324,023     $83,506,209  $87,469,289
                                        ===========   ===========      ========     ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)Units were made available on May 19, 2017.
(d)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           CHARTER/SM/ SMALL CAP      CHARTER/SM/ SMALL CAP     EQ/BLACKROCK BASIC VALUE
                                                  GROWTH*                    VALUE*                      EQUITY*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   571,408  $  (505,041) $    165,931  $     68,588  $  1,135,548  $  1,840,230
 Net realized gain (loss)...............   3,793,106    2,762,754     8,748,369     4,799,198    47,019,863    38,634,294
 Net change in unrealized appreciation
   (depreciation) of investments........   4,529,639      723,263     1,983,893    17,950,301     2,105,178    67,078,776
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   8,894,153    2,980,976    10,898,193    22,818,087    50,260,589   107,553,300
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,084,545    2,082,419     4,746,708     4,825,599    63,486,481    63,162,316
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,274,092)  (2,269,641)   (5,529,711)   (4,923,135)  (26,609,802)  (14,207,342)
 Redemptions for contract benefits and
   terminations.........................  (3,109,250)  (2,880,895)   (8,798,598)   (7,151,601)  (54,350,418)  (45,578,112)
 Contract maintenance charges...........     (22,941)     (25,422)      (63,977)      (68,267)     (454,610)     (469,659)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (2,321,738)  (3,093,539)   (9,645,578)   (7,317,404)  (17,928,349)    2,907,203
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        (511)        (223)       (5,010)       (1,159)          596         5,397
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   6,571,904     (112,786)    1,247,605    15,499,524    32,332,836   110,465,900
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  40,462,098   40,574,884   117,415,215   101,915,691   759,184,937   648,719,037
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $47,034,002  $40,462,098  $118,662,820  $117,415,215  $791,517,773  $759,184,937
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/CAPITAL GUARDIAN
                                                  RESEARCH*              EQ/COMMON STOCK INDEX*          EQ/CORE BOND INDEX*
                                         --------------------------  ------------------------------  --------------------------
                                             2017          2016           2017            2016           2017          2016
                                         ------------  ------------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,107,127) $   (800,291) $    2,916,262  $    8,328,931  $    396,827  $    315,453
 Net realized gain (loss)...............   31,022,481    13,814,289     125,333,021     102,074,741      (158,872)      380,375
 Net change in unrealized appreciation
   (depreciation) of investments........   15,313,699       (11,038)    277,688,022     102,914,685         6,240      (608,724)
                                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   45,229,053    13,002,960     405,937,305     213,318,357       244,195        87,104
                                         ------------  ------------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    8,380,905     8,269,130      54,182,261      49,530,483    11,174,239    12,734,212
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (5,120,694)   (6,868,030)    (38,238,925)    (61,066,678)   (1,638,708)      623,560
 Redemptions for contract benefits and
   terminations.........................  (15,867,848)  (13,837,797)   (192,123,806)   (170,287,628)   (9,886,421)   (9,953,669)
 Contract maintenance charges...........      (78,559)      (86,195)     (1,060,375)     (1,132,370)      (88,431)      (98,153)
 Adjustments to net assets allocated to
   contracts in payout period...........           --            --        (475,811)        424,208            --            --
                                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (12,686,196)  (12,522,892)   (177,716,656)   (182,531,985)     (439,321)    3,305,950
                                         ------------  ------------  --------------  --------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            (5)      1,557,842       1,654,388            --            --
                                         ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   32,542,857       480,063     229,778,491      32,440,760      (195,126)    3,393,054
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  194,101,289   193,621,226   2,212,106,698   2,179,665,938   114,334,250   110,941,196
                                         ------------  ------------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $226,644,146  $194,101,289  $2,441,885,189  $2,212,106,698  $114,139,124  $114,334,250
                                         ============  ============  ==============  ==============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           EQ/EMERGING MARKETS
                                               EQUITY PLUS*            EQ/EQUITY 500 INDEX*         EQ/GLOBAL BOND PLUS*
                                         -----------------------  ------------------------------  ------------------------
                                             2017        2016          2017            2016           2017         2016
                                         -----------  ----------  --------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (5,623) $  (16,402) $    2,973,398  $    4,790,582  $  (652,109) $   332,329
 Net realized gain (loss)...............     889,170    (414,549)     81,304,527      73,391,059   (1,202,398)  (1,210,371)
 Net change in unrealized appreciation
   (depreciation) of investments........   1,568,998     769,817     179,041,314      39,258,111    3,677,952      753,218
                                         -----------  ----------  --------------  --------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,452,545     338,866     263,319,239     117,439,752    1,823,445     (124,824)
                                         -----------  ----------  --------------  --------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,338,866   1,214,285     129,018,191     101,906,147    3,980,533    4,644,690
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   3,251,031     469,514      22,851,580      12,115,510     (374,976)  (3,839,173)
 Redemptions for contract benefits and
   terminations.........................    (637,739)   (250,037)    (99,805,214)    (80,957,185)  (5,704,674)  (6,063,817)
 Contract maintenance charges...........      (6,576)     (4,596)       (855,087)       (749,331)     (33,851)     (41,369)
 Adjustments to net assets allocated to
   contracts in payout period...........          --          --        (315,687)         86,745           --           --
                                         -----------  ----------  --------------  --------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   4,945,582   1,429,166      50,893,783      32,401,886   (2,132,968)  (5,299,669)
                                         -----------  ----------  --------------  --------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --         315,701         (86,736)          --           --
                                         -----------  ----------  --------------  --------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   7,398,127   1,768,032     314,528,723     149,754,902     (309,523)  (5,424,493)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   5,741,763   3,973,731   1,322,901,221   1,173,146,319   54,209,532   59,634,025
                                         -----------  ----------  --------------  --------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $13,139,890  $5,741,763  $1,637,429,944  $1,322,901,221  $53,900,009  $54,209,532
                                         ===========  ==========  ==============  ==============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (247,683) $  (361,320) $  5,041,947  $  4,811,449  $   (568,930) $  1,310,930
 Net realized gain (loss)...............     128,388      430,043     1,233,807    (6,060,733)    4,907,826       849,284
 Net change in unrealized appreciation
   (depreciation) of investments........    (375,804)    (533,189)   67,009,456     3,831,903    14,161,347    14,060,961
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (495,099)    (464,466)   73,285,210     2,582,619    18,500,243    16,221,175
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,788,381    3,489,852    18,349,904    18,471,915     7,442,809     7,604,816
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,279,507)     689,166    (6,693,540)  (10,681,502)   (5,480,767)   (8,082,807)
 Redemptions for contract benefits and
   terminations.........................  (5,512,864)  (6,123,675)  (29,025,043)  (26,843,305)   (9,555,866)   (8,139,653)
 Contract maintenance charges...........     (40,712)     (47,005)     (206,090)     (225,153)      (55,418)      (57,206)
 Adjustments to net assets allocated to
   contracts in payout period...........      27,055       66,912      (168,793)       22,525            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (4,017,647)  (1,924,750)  (17,743,562)  (19,255,520)   (7,649,242)   (8,674,850)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (29,596)     (70,313)      188,512       (16,135)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (4,542,342)  (2,459,529)   55,730,160   (16,689,036)   10,851,001     7,546,325
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  58,311,560   60,771,089   345,977,668   362,666,704   117,520,669   109,974,344
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $53,769,218  $58,311,560  $401,707,828  $345,977,668  $128,371,670  $117,520,669
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             EQ/JPMORGAN VALUE          EQ/LARGE CAP GROWTH
                                               OPPORTUNITIES*                 INDEX*            EQ/LARGE CAP VALUE INDEX*
                                         -------------------------  --------------------------  ------------------------
                                             2017          2016         2017          2016          2017         2016
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (335,896) $  (154,232) $ (1,200,645) $   (475,645) $   541,745  $   587,198
 Net realized gain (loss)...............   21,328,202    5,727,773    20,842,004    20,170,085    6,908,964    6,140,404
 Net change in unrealized appreciation
   (depreciation) of investments........   (3,075,983)   9,397,815    41,220,378    (9,656,940)   1,843,359    3,114,645
                                         ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   17,916,323   14,971,356    60,861,737    10,037,500    9,294,068    9,842,247
                                         ------------  -----------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   14,867,470    7,890,189    23,752,452    18,307,834   10,015,843    8,010,676
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   25,680,475    5,594,729     5,276,821     1,357,895   (1,339,781)   2,311,621
 Redemptions for contract benefits and
   terminations.........................   (7,318,050)  (5,869,953)  (16,283,090)  (13,966,806)  (5,963,277)  (5,256,586)
 Contract maintenance charges...........      (55,483)     (48,520)     (178,823)     (152,731)     (64,578)     (57,105)
                                         ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   33,174,412    7,566,445    12,567,360     5,546,192    2,648,207    5,008,606
                                         ------------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --             4            --            7           (5)
                                         ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   51,090,735   22,537,801    73,429,101    15,583,692   11,942,282   14,850,848
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   92,233,271   69,695,470   214,009,628   198,425,936   78,419,503   63,568,655
                                         ------------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $143,324,006  $92,233,271  $287,438,729  $214,009,628  $90,361,785  $78,419,503
                                         ============  ===========  ============  ============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            EQ/MFS INTERNATIONAL
                                                   GROWTH*                EQ/MID CAP INDEX*           EQ/MONEY MARKET*
                                         --------------------------  --------------------------  --------------------------
                                             2017          2016          2017          2016          2017          2016
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (480,885) $   (233,407) $ (1,898,126) $   (668,401) $   (544,021) $   (871,203)
 Net realized gain (loss)...............    8,061,270     1,571,869    95,840,615    61,992,412          (880)       (3,521)
 Net change in unrealized appreciation
   (depreciation) of investments........   25,867,052      (581,895)  (12,688,435)   24,482,729         3,046         3,512
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   33,447,437       756,567    81,254,054    85,806,740      (541,855)     (871,212)
                                         ------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   16,837,976    14,157,235    57,965,631    46,338,609    61,617,069    58,065,847
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    5,840,966    (1,482,577)    8,309,255     7,067,368   (55,187,150)  (37,476,937)
 Redemptions for contract benefits and
   terminations.........................   (8,301,576)   (6,722,964)  (38,236,089)  (29,508,770)  (12,867,938)  (15,381,680)
 Contract maintenance charges...........     (105,833)      (86,053)     (332,065)     (300,546)      (87,466)      (98,441)
 Adjustments to net assets allocated to
   contracts in payout period...........           --            --            --            --        60,759        25,921
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   14,271,533     5,865,641    27,706,732    23,596,661    (6,464,726)    5,134,710
                                         ------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --            --             4       (75,993)        1,161
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   47,718,970     6,622,208   108,960,786   109,403,405    (7,082,574)    4,264,659
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  104,476,975    97,854,767   562,443,000   453,039,595    76,813,737    72,549,078
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $152,195,945  $104,476,975  $671,403,786  $562,443,000  $ 69,731,163  $ 76,813,737
                                         ============  ============  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                               EQ/OPPENHEIMER          EQ/PIMCO GLOBAL REAL
                                                   GLOBAL*                  RETURN*(E)         EQ/PIMCO ULTRA SHORT BOND*
                                         --------------------------  ------------------------  ------------------------
                                             2017          2016          2017         2016         2017          2016
                                         ------------  ------------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (982,511) $   (500,699) $    64,369  $   949,997  $     7,952   $  (219,996)
 Net realized gain (loss)...............    6,904,859     6,045,869       33,473      (24,174)      16,290      (239,245)
 Net change in unrealized appreciation
   (depreciation) of investments........   36,719,195    (6,595,912)     449,549      658,446      499,820     1,073,991
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from operations............   42,641,543    (1,050,742)     547,391    1,584,269      524,062       614,750
                                         ------------  ------------  -----------  -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   18,183,866    17,018,069    6,482,529    4,582,640    7,360,897     7,043,519
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    3,403,099    (6,946,456)   5,868,389    3,048,011   (2,795,065)   (3,858,865)
 Redemptions for contract benefits and
   terminations.........................   (9,467,953)   (6,968,286)  (2,610,384)  (1,406,350)  (7,898,390)   (9,066,414)
 Contract maintenance charges...........     (108,091)      (89,776)     (19,891)     (14,635)     (54,709)      (65,495)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   12,010,921     3,013,551    9,720,643    6,209,666   (3,387,267)   (5,947,255)
                                         ------------  ------------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................        1,351         2,552          217        3,788           --            --
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS...   54,653,815     1,965,361   10,268,251    7,797,723   (2,863,205)   (5,332,505)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  123,212,542   121,247,181   24,965,425   17,167,702   83,756,387    89,088,892
                                         ------------  ------------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $177,866,357  $123,212,542  $35,233,676  $24,965,425  $80,893,182   $83,756,387
                                         ============  ============  ===========  ===========  ===========   ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(e)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                        EQ/SMALL COMPANY            EQ/T. ROWE PRICE
                                           EQ/QUALITY BOND PLUS*             INDEX*                   GROWTH STOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2017         2016         2017          2016          2017          2016
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (80,965) $  (130,609) $   (555,579) $   (237,653) $ (6,536,489) $ (5,076,071)
 Net realized gain (loss)...............    (588,839)    (634,592)   31,484,448    17,485,560    83,047,197    38,060,834
 Net change in unrealized appreciation
   (depreciation) of investments........     792,327      783,424     4,003,930    27,173,803    62,254,757   (31,138,767)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............     122,523       18,223    34,932,799    44,421,710   138,765,465     1,845,996
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,507,797    4,977,220    22,542,983    18,567,163    58,267,554    51,434,654
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,154,953)  (3,497,429)   (1,761,308)   (4,361,688)   13,997,903   (10,768,985)
 Redemptions for contract benefits and
   terminations.........................  (7,496,506)  (8,185,942)  (20,401,634)  (16,561,168)  (31,512,980)  (24,074,425)
 Contract maintenance charges...........     (57,208)     (70,063)     (148,160)     (139,976)     (326,164)     (281,652)
 Adjustments to net assets allocated to
   contracts in payout period...........     104,012       45,296            --            --            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,096,858)  (6,730,918)      231,881    (2,495,669)   40,426,313    16,309,592
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................    (104,008)     (45,300)           --            --        11,968         4,226
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (5,078,343)  (6,757,995)   35,164,680    41,926,041   179,203,746    18,159,814
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  85,026,350   91,784,345   277,603,906   235,677,865   427,482,977   409,323,163
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $79,948,007  $85,026,350  $312,768,586  $277,603,906  $606,686,723  $427,482,977
                                         ===========  ===========  ============  ============  ============  ============

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                         FIDELITY(R) VIP
                                                                          CONTRAFUND(R)        FIDELITY(R) VIP EQUITY-INCOME
                                          EQ/UBS GROWTH & INCOME*           PORTFOLIO                  PORTFOLIO
                                         ------------------------  --------------------------  ----------------------------
                                             2017         2016         2017          2016          2017           2016
                                         -----------  -----------  ------------  ------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (382,117) $  (143,950) $ (1,753,039) $ (1,904,210) $    50,096    $   107,336
 Net realized gain (loss)...............   3,097,873    1,042,000    31,905,056    34,016,159      187,293        402,630
 Net change in unrealized appreciation
   (depreciation) of investments........   4,164,317    1,820,383    41,009,609   (10,763,335)   1,008,541        883,718
                                         -----------  -----------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from operations............   6,880,073    2,718,433    71,161,626    21,348,614    1,245,930      1,393,684
                                         -----------  -----------  ------------  ------------   -----------    -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,858,975    2,777,997    48,619,817    47,132,714    2,008,081      1,918,940
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   1,477,529   (3,456,281)  (11,447,470)  (12,762,434)    (322,903)      (385,992)
 Redemptions for contract benefits and
   terminations.........................  (3,025,574)  (2,164,407)  (23,851,855)  (17,538,627)    (602,492)      (269,948)
 Contract maintenance charges...........     (16,935)     (17,307)     (250,570)     (230,983)     (13,290)       (11,836)
                                         -----------  -----------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,293,995   (2,859,998)   13,069,922    16,600,670    1,069,396      1,251,164
                                         -----------  -----------  ------------  ------------   -----------    -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --            (8)            7           --             --
                                         -----------  -----------  ------------  ------------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS...   8,174,068     (141,565)   84,231,540    37,949,291    2,315,326      2,644,848
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  34,164,191   34,305,756   349,178,854   311,229,563   10,327,819      7,682,971
                                         -----------  -----------  ------------  ------------   -----------    -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $42,338,259  $34,164,191  $433,410,394  $349,178,854  $12,643,145    $10,327,819
                                         ===========  ===========  ============  ============   ===========    ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          FIDELITY(R) VIP MID CAP    GOLDMAN SACHS VIT MID   INVESCO V.I. DIVERSIFIED
                                                 PORTFOLIO              CAP VALUE FUND             DIVIDEND FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (315,657) $  (282,548) $  (386,034) $   (21,564) $   199,213  $    47,215
 Net realized gain (loss)...............   1,942,872    1,693,003    1,932,585   (2,455,772)   2,263,923      458,318
 Net change in unrealized appreciation
   (depreciation) of investments........   6,563,487    2,344,778    3,294,669    7,871,195      167,133    1,953,459
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   8,190,702    3,755,233    4,841,220    5,393,859    2,630,269    2,458,992
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   9,265,269    8,931,762    6,011,195    6,318,041   13,689,845    9,766,088
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,009,509)  (1,238,277)  (1,116,156)  (2,480,052)   2,268,593    5,133,054
 Redemptions for contract benefits and
   terminations.........................  (1,968,862)  (1,161,720)  (3,535,568)  (2,532,773)  (1,555,814)    (614,297)
 Contract maintenance charges...........     (56,992)     (49,829)     (30,700)     (29,878)     (43,745)     (18,376)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   6,229,906    6,481,936    1,328,771    1,275,338   14,358,879   14,266,469
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --        2,500           --        2,500           --           --
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  14,420,608   10,239,669    6,169,991    6,671,697   16,989,148   16,725,461
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  39,627,325   29,387,656   50,335,496   43,663,799   28,771,277   12,045,816
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $54,047,933  $39,627,325  $56,505,487  $50,335,496  $45,760,425  $28,771,277
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                            INVESCO V.I. GLOBAL     INVESCO V.I. HIGH YIELD        INVESCO V.I.
                                             REAL ESTATE FUND                FUND            INTERNATIONAL GROWTH FUND
                                         ------------------------  ------------------------  ------------------------
                                             2017         2016         2017         2016         2017         2016
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,657,915  $   177,063  $ 1,061,218  $   890,815  $    57,085  $    (6,006)
 Net realized gain (loss)...............   2,038,238    2,042,705     (304,406)    (599,622)   1,152,013      859,215
 Net change in unrealized appreciation
   (depreciation) of investments........   5,511,163   (1,989,877)     977,073    2,465,213   12,409,268   (1,939,378)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   9,207,316      229,891    1,733,885    2,756,406   13,618,366   (1,086,169)
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  11,976,725   11,485,139    6,547,573    5,130,053   11,816,925   10,276,924
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (982,670)    (550,730)   1,322,856      181,090      277,688    1,766,455
 Redemptions for contract benefits and
   terminations.........................  (5,821,125)  (4,632,706)  (2,430,150)  (2,347,050)  (4,620,216)  (3,078,945)
 Contract maintenance charges...........     (46,678)     (44,535)     (25,579)     (24,144)     (48,717)     (42,040)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   5,126,252    6,257,168    5,414,700    2,939,949    7,425,680    8,922,394
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  14,333,568    6,487,059    7,148,585    5,696,355   21,044,046    7,836,225
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  77,853,087   71,366,028   34,050,959   28,354,604   61,123,634   53,287,409
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $92,186,655  $77,853,087  $41,199,544  $34,050,959  $82,167,680  $61,123,634
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                             CORE EQUITY FUND            EQUITY FUND             IVY VIP ENERGY
                                         ------------------------  -----------------------  ------------------------
                                             2017         2016         2017        2016         2017         2016
                                         -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (186,501) $  (205,256) $  (123,092) $ (108,263) $  (220,912) $  (523,834)
 Net realized gain (loss)...............     271,905    1,098,650      (26,150)    125,477   (2,073,922)  (5,289,644)
 Net change in unrealized appreciation
   (depreciation) of investments........   2,430,266      983,259    1,315,498     858,738   (5,837,753)  20,239,395
                                         -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   2,515,670    1,876,653    1,166,256     875,952   (8,132,587)  14,425,917
                                         -----------  -----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,697,251    2,315,263    1,059,933   1,108,008    7,685,291    7,477,625
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     530,188      452,696     (391,343)   (405,822)     (65,486)   1,987,076
 Redemptions for contract benefits and
   terminations.........................  (1,899,858)  (1,077,316)    (723,038)   (770,586)  (3,803,131)  (2,802,208)
 Contract maintenance charges...........     (11,949)     (10,440)      (5,493)     (5,223)     (28,708)     (28,969)
                                         -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,315,632    1,680,203      (59,941)    (73,623)   3,787,966    6,633,524
                                         -----------  -----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --           --          --        3,231        4,349
                                         -----------  -----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,831,302    3,556,856    1,106,315     802,329   (4,341,390)  21,063,790
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  18,352,990   14,796,134    9,537,247   8,734,918   60,338,654   39,274,864
                                         -----------  -----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $22,184,292  $18,352,990  $10,643,562  $9,537,247  $55,997,264  $60,338,654
                                         ===========  ===========  ===========  ==========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                             IVY VIP HIGH INCOME       IVY VIP MID CAP GROWTH    IVY VIP SMALL CAP GROWTH
                                         --------------------------  --------------------------  ------------------------
                                             2017          2016          2017          2016          2017         2016
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  9,060,737  $ 10,558,587  $ (1,511,844) $ (1,188,954) $  (277,346) $  (240,321)
 Net realized gain (loss)...............   (3,849,120)   (5,014,402)    3,651,600     4,869,005      117,903     (223,749)
 Net change in unrealized appreciation
   (depreciation) of investments........    5,764,827    18,813,995    25,066,644     1,015,950    4,530,743      883,873
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   10,976,444    24,358,180    27,206,400     4,696,001    4,371,300      419,803
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   34,311,061    27,384,324    15,169,580    14,722,453    3,355,219    3,378,547
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    6,774,035    (6,405,265)       94,379     1,918,491       50,841   (2,978,916)
 Redemptions for contract benefits and
   terminations.........................  (15,861,297)  (13,048,919)   (7,873,847)   (5,649,050)  (1,267,429)  (1,323,748)
 Contract maintenance charges...........     (135,567)     (123,209)      (73,059)      (64,408)     (16,911)     (14,371)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   25,088,232     7,806,931     7,317,053    10,927,486    2,121,720     (938,488)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          962           740            (5)           --            6           (5)
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   36,065,638    32,165,851    34,523,448    15,623,487    6,493,026     (518,690)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  195,046,703   162,880,852   104,334,136    88,710,649   19,352,678   19,871,368
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $231,112,341  $195,046,703  $138,857,584  $104,334,136  $25,845,704  $19,352,678
                                         ============  ============  ============  ============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                              LAZARD RETIREMENT
                                           EMERGING MARKETS EQUITY      MFS(R) INTERNATIONAL
                                                  PORTFOLIO                VALUE PORTFOLIO       MFS(R) INVESTORS TRUST SERIES
                                         --------------------------  --------------------------  ----------------------------
                                             2017          2016          2017          2016          2017           2016
                                         ------------  ------------  ------------  ------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  1,260,666  $   (194,395) $    444,282  $   (156,728) $  (102,475)   $   (82,555)
 Net realized gain (loss)...............      315,567    (7,087,251)    9,477,178    13,854,024      577,676      1,542,873
 Net change in unrealized appreciation
   (depreciation) of investments........   44,133,882    33,067,003    72,365,429    (7,675,455)   2,473,320       (580,074)
                                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from operations............   45,710,115    25,785,357    82,286,889     6,021,841    2,948,521        880,244
                                         ------------  ------------  ------------  ------------   -----------    -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   28,390,419    24,392,121    66,130,865    50,700,154    1,954,384      1,387,669
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    3,240,491    (2,355,934)   23,069,142    24,028,059      686,653       (172,889)
 Redemptions for contract benefits and
   terminations.........................  (12,060,414)   (8,416,068)  (20,762,218)  (14,546,592)  (1,231,275)      (792,842)
 Contract maintenance charges...........     (123,816)     (110,624)     (258,813)     (194,493)      (7,702)        (7,488)
                                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   19,446,680    13,509,495    68,178,976    59,987,128    1,402,060        414,450
                                         ------------  ------------  ------------  ------------   -----------    -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --         6,564            11          254             --
                                         ------------  ------------  ------------  ------------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS...   65,156,795    39,294,852   150,472,429    66,008,980    4,350,835      1,294,694
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  166,179,697   126,884,845   296,022,489   230,013,509   13,353,176     12,058,482
                                         ------------  ------------  ------------  ------------   -----------    -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $231,336,492  $166,179,697  $446,494,918  $296,022,489  $17,704,011    $13,353,176
                                         ============  ============  ============  ============   ===========    ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           MFS(R) MASSACHUSETTS
                                             INVESTORS GROWTH          MFS(R) TECHNOLOGY
                                              STOCK PORTFOLIO              PORTFOLIO           MFS(R) UTILITIES SERIES
                                         ------------------------  -------------------------  -------------------------
                                             2017         2016         2017          2016         2017          2016
                                         -----------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (124,087) $  (100,616) $ (1,304,776) $  (817,480) $  3,124,733  $ 2,309,859
 Net realized gain (loss)...............     606,598    1,407,781    11,880,465    5,276,900    (4,145,720)  (1,950,404)
 Net change in unrealized appreciation
   (depreciation) of investments........   3,123,468     (817,482)   19,982,653      311,804    13,785,228    8,141,160
                                         -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   3,605,979      489,683    30,558,342    4,771,224    12,764,241    8,500,615
                                         -----------  -----------  ------------  -----------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,113,367    1,978,176    16,287,858   11,430,411    13,338,796   13,162,616
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (483,795)   1,402,495    16,143,386    5,785,593    (3,993,016)  (4,830,518)
 Redemptions for contract benefits and
   terminations.........................  (1,450,463)    (820,888)   (6,363,053)  (4,698,603)   (7,474,142)  (6,286,201)
 Contract maintenance charges...........     (10,393)      (8,381)      (61,600)     (40,683)      (63,487)     (61,286)
                                         -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     168,716    2,551,402    26,006,591   12,476,718     1,808,151    1,984,611
                                         -----------  -----------  ------------  -----------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --             4           --            --           --
                                         -----------  -----------  ------------  -----------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   3,774,695    3,041,085    56,564,937   17,247,942    14,572,392   10,485,226
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  13,608,879   10,567,794    74,592,679   57,344,737    96,899,625   86,414,399
                                         -----------  -----------  ------------  -----------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,383,574  $13,608,879  $131,157,616  $74,592,679  $111,472,017  $96,899,625
                                         ===========  ===========  ============  ===========  ============  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                MULTIMANAGER              MULTIMANAGER CORE        MULTIMANAGER MID CAP
                                             AGGRESSIVE EQUITY*                 BOND*                     GROWTH*
                                         --------------------------  --------------------------  ------------------------
                                             2017          2016          2017          2016          2017         2016
                                         ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (4,497,565) $ (1,980,267) $    984,023  $  1,035,625  $  (967,317) $  (815,213)
 Net realized gain (loss)...............   38,856,445    29,434,849    (1,203,565)   (1,253,178)   5,758,467      (34,598)
 Net change in unrealized appreciation
   (depreciation) of investments........  121,032,580   (14,510,194)    2,220,148     1,933,362   11,959,727    4,322,323
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  155,391,460    12,944,388     2,000,606     1,715,809   16,750,877    3,472,512
                                         ------------  ------------  ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    9,423,534    10,008,513     9,582,342    10,236,424    2,672,503    2,830,047
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (15,403,935)  (21,096,825)   (3,634,337)   (4,851,970)  (1,702,051)  (3,829,791)
 Redemptions for contract benefits and
   terminations.........................  (50,472,611)  (43,799,656)  (11,285,722)  (10,909,949)  (5,246,028)  (5,810,587)
 Contract maintenance charges...........     (372,113)     (400,747)      (74,599)      (93,229)     (35,973)     (38,429)
 Adjustments to net assets allocated to
   contracts in payout period...........     (128,998)      103,964            --            --           --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (56,954,123)  (55,184,751)   (5,412,316)   (5,618,724)  (4,311,549)  (6,848,760)
                                         ------------  ------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................       57,558        66,153            --            (4)          --           --
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...   98,494,895   (42,174,210)   (3,411,710)   (3,902,919)  12,439,328   (3,376,248)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  556,502,867   598,677,077   116,536,943   120,439,862   69,570,476   72,946,724
                                         ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $654,997,762  $556,502,867  $113,125,233  $116,536,943  $82,009,804  $69,570,476
                                         ============  ============  ============  ============  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                           MULTIMANAGER MID CAP           MULTIMANAGER         OPPENHEIMER MAIN STREET
                                                  VALUE*                   TECHNOLOGY*               FUND(R)/VA
                                         ------------------------  --------------------------  ----------------------
                                             2017         2016         2017          2016         2017        2016
                                         -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (287,707) $  (131,502) $ (2,205,170) $ (1,833,255) $   (2,256) $   (6,896)
 Net realized gain (loss)...............   3,339,589    3,149,915    29,077,058    18,307,549      88,353     429,474
 Net change in unrealized appreciation
   (depreciation) of investments........   1,185,354    5,745,210    26,103,108    (6,122,208)    636,464     (68,519)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............   4,237,236    8,763,623    52,974,996    10,352,086     722,561     354,059
                                         -----------  -----------  ------------  ------------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,949,479    1,978,905     7,646,434     6,934,821   1,410,314   1,044,219
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,245,208)  (2,319,701)     (270,266)   (9,781,104)    169,649     167,475
 Redemptions for contract benefits and
   terminations.........................  (4,763,981)  (4,876,964)  (13,097,270)  (11,287,740)   (264,647)   (147,655)
 Contract maintenance charges...........     (28,269)     (31,149)      (88,755)      (86,131)     (5,806)     (3,927)
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (5,087,979)  (5,248,909)   (5,809,857)  (14,220,154)  1,309,510   1,060,112
                                         -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --             5            --          --          --
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...    (850,743)   3,514,714    47,165,144    (3,868,068)  2,032,071   1,414,171
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  57,202,080   53,687,366   144,911,175   148,779,243   4,187,339   2,773,168
                                         -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $56,351,337  $57,202,080  $192,076,319  $144,911,175  $6,219,410  $4,187,339
                                         ===========  ===========  ============  ============  ==========  ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                  PIMCO
                                         COMMODITYREALRETURN(R)         TARGET 2015
                                           STRATEGY PORTFOLIO           ALLOCATION*         TARGET 2025 ALLOCATION*
                                         ----------------------  ------------------------  ------------------------
                                            2017        2016         2017         2016         2017         2016
                                         ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  727,500  $  (10,033) $    19,498  $    43,206  $   222,939  $   149,482
 Net realized gain (loss)...............   (788,660)   (872,688)     155,739      119,579    1,655,436      665,183
 Net change in unrealized appreciation
   (depreciation) of investments........    166,484   1,679,043    1,918,389      798,698    7,225,526    2,665,042
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    105,324     796,322    2,093,626      961,483    9,103,901    3,479,707
                                         ----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  1,538,663   1,445,752    3,177,324    2,483,111   12,827,720    7,527,022
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (27,152)   (154,477)  (1,902,491)  (1,373,328)   1,659,871   (1,183,865)
 Redemptions for contract benefits and
   terminations.........................   (401,056)   (257,282)  (4,427,691)  (2,729,050)  (5,815,647)  (3,359,079)
 Contract maintenance charges...........     (6,680)     (6,863)     (11,823)     (12,652)     (47,255)     (45,010)
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  1,103,775   1,027,130   (3,164,681)  (1,631,919)   8,624,689    2,939,068
                                         ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         --          --           --           --        6,641           --
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  1,209,099   1,823,452   (1,071,055)    (670,436)  17,735,231    6,418,775
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  7,015,673   5,192,221   22,286,376   22,956,812   60,165,747   53,746,972
                                         ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $8,224,772  $7,015,673  $21,215,321  $22,286,376  $77,900,978  $60,165,747
                                         ==========  ==========  ===========  ===========  ===========  ===========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                          TARGET 2035 ALLOCATION*   TARGET 2045 ALLOCATION*  TARGET 2055 ALLOCATION*
                                         ------------------------  ------------------------  ----------------------
                                             2017         2016         2017         2016        2017        2016
                                         -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   206,312  $   127,382  $   176,870  $   110,201  $   44,007  $   17,647
 Net realized gain (loss)...............   1,598,377      547,956    1,473,053      647,109     101,657     128,059
 Net change in unrealized appreciation
   (depreciation) of investments........   8,896,114    3,033,540    8,565,358    2,779,050     859,437      49,879
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from operations............  10,700,803    3,708,878   10,215,281    3,536,360   1,005,101     195,585
                                         -----------  -----------  -----------  -----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..  12,811,336    8,868,499   10,555,810    8,767,332   3,396,069   1,898,137
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................       3,419   (1,040,217)    (685,547)  (1,390,988)    650,859     648,210
 Redemptions for contract benefits and
   terminations.........................  (3,133,152)  (2,471,705)  (2,641,530)  (1,772,408)   (165,228)    (45,742)
 Contract maintenance charges...........     (74,516)     (72,353)     (99,301)     (94,460)    (19,404)     (8,725)
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   9,607,087    5,284,224    7,129,432    5,509,476   3,862,296   2,491,880
                                         -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          (4)           4           --           --         100         393
                                         -----------  -----------  -----------  -----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS...  20,307,886    8,993,106   17,344,713    9,045,836   4,867,497   2,687,858
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  60,699,986   51,706,880   52,168,691   43,122,855   3,225,979     538,121
                                         -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD..... $81,007,872  $60,699,986  $69,513,404  $52,168,691  $8,093,476  $3,225,979
                                         ===========  ===========  ===========  ===========  ==========  ==========

-----------
Theaccompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                        TEMPLETON GLOBAL          VANECK VIP GLOBAL
                                          BOND VIP FUND           HARD ASSETS FUND
                                    ------------------------  ------------------------
                                        2017         2016         2017         2016
                                    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...... $  (719,171) $  (597,144) $  (288,786) $  (184,703)
 Net realized gain (loss)..........    (715,478)  (2,042,441)    (182,265)  (4,033,398)
 Net change in unrealized
   appreciation (depreciation) of
   investments.....................   1,737,902    3,796,656     (370,049)  11,213,758
                                    -----------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from operations     303,253    1,157,071     (841,100)   6,995,657
                                    -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from
   contractowners..................  12,723,430   12,347,109    2,797,284    2,737,396
 Transfers between Variable
   Investment Options including
   guaranteed interest account, net  (1,917,196)  (2,002,781)  (1,301,139)   2,521,413
 Redemptions for contract benefits
   and terminations................  (3,556,907)  (2,115,960)  (2,124,384)  (1,683,385)
 Contract maintenance charges......     (64,445)     (61,241)     (10,418)     (10,905)
                                    -----------  -----------  -----------  -----------

 Net increase (decrease) in net
   assets resulting from
   contractowners transactions.....   7,184,882    8,167,127     (638,657)   3,564,519
                                    -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A..............          --        1,900          477           --
                                    -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS............................   7,488,135    9,326,098   (1,479,280)  10,560,176
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD............................  56,676,955   47,350,857   25,817,573   15,257,397
                                    -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD $64,165,090  $56,676,955  $24,338,293  $25,817,573
                                    ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

The change in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

                                                        2017                        2016
                                             --------------------------  --------------------------
                                                                 NET                         NET
                                              UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                             ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                               SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                               ------------- ------- -------- ---------- ------- -------- ----------

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................      B           33      (10)       23       38      (17)       21

1290 VT DOUBLELINE
 OPPORTUNISTIC BOND...........      B           42       (7)       35       21       (2)       19

1290 VT EQUITY INCOME.........      B           58      (83)      (25)      65     (100)      (35)

1290 VT GAMCO MERGERS &
 ACQUISITIONS.................      B           13      (22)       (9)      15      (26)      (11)

1290 VT GAMCO SMALL COMPANY
 VALUE........................      B          462     (357)      105      470     (353)      117

1290 VT HIGH YIELD BOND.......      B           49      (14)       35       42      (19)       23

1290 VT SMALL CAP VALUE.......      B           13       (2)       11        2       --         2

1290 VT SMARTBETA EQUITY......      B            8       (1)        7        3       --         3

1290 VT SOCIALLY RESPONSIBLE..      B           44      (43)        1       35      (45)      (10)

ALL ASSET GROWTH-ALT 20.......      B          165      (69)       96       76      (63)       13

AMERICAN CENTURY VP MID CAP
 VALUE FUND...................   CLASS II      132      (29)      103      106      (25)       81

AMERICAN FUNDS INSURANCE
 SERIES(R) BOND FUND/SM/......   CLASS 4       149      (78)       71      177      (62)      115

AXA 400 MANAGED VOLATILITY....      B           39      (26)       13       31      (10)       21

AXA 500 MANAGED VOLATILITY....      B           40      (24)       16       53      (36)       17

AXA 2000 MANAGED VOLATILITY...      B           24      (18)        6       23      (16)        7

AXA AGGRESSIVE ALLOCATION.....      B          386     (391)       (5)     427     (426)        1

AXA BALANCED STRATEGY.........      B           78      (89)      (11)     168      (90)       78

AXA CONSERVATIVE ALLOCATION...      B          102     (180)      (78)     140     (168)      (28)

AXA CONSERVATIVE GROWTH
 STRATEGY.....................      B           49      (30)       19       59      (36)       23

AXA CONSERVATIVE STRATEGY.....      B           20      (21)       (1)      29      (16)       13

AXA CONSERVATIVE-PLUS
 ALLOCATION...................      B          191     (200)       (9)     215     (240)      (25)

AXA GLOBAL EQUITY MANAGED
 VOLATILITY...................      B           98     (199)     (101)     117     (249)     (132)

AXA GROWTH STRATEGY...........      A           --       --        --       --       --        --

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                        2017                        2016
                                             --------------------------  --------------------------
                                                                 NET                         NET
                                              UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                             ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                               SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                               ------------- ------- -------- ---------- ------- -------- ----------

AXA INTERNATIONAL CORE
 MANAGED VOLATILITY...........       B         119      (181)     (62)     144      (207)     (63)

AXA INTERNATIONAL MANAGED
 VOLATILITY...................       B          29       (18)      11       20       (17)       3

AXA INTERNATIONAL VALUE
 MANAGED VOLATILITY...........       B          95      (179)     (84)     118      (193)     (75)

AXA LARGE CAP CORE MANAGED
 VOLATILITY...................       B          23       (32)      (9)      18       (35)     (17)

AXA LARGE CAP GROWTH MANAGED
 VOLATILITY...................       B         135      (307)    (172)     151      (354)    (203)

AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................       A         186      (511)    (325)     220      (580)    (360)

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................       B          33       (10)      23       38       (17)      21

AXA LARGE CAP VALUE MANAGED
 VOLATILITY...................       B          23       (70)     (47)      23       (90)     (67)

AXA MID CAP VALUE MANAGED
 VOLATILITY...................       B          98      (222)    (124)     113      (254)    (141)

AXA MODERATE ALLOCATION.......       A         606    (1,480)    (874)     655    (1,588)    (933)
AXA MODERATE ALLOCATION.......       B         431      (437)      (6)     488      (438)      50

AXA MODERATE GROWTH STRATEGY..       B         146       (74)      72      134       (46)      88

AXA MODERATE-PLUS ALLOCATION..       B         641      (768)    (127)     698      (820)    (122)

AXA/AB DYNAMIC MODERATE GROWTH       B          29       (25)       4       39       (25)      14

AXA/AB SMALL CAP GROWTH.......       A          47      (105)     (58)      57      (125)     (68)
AXA/AB SMALL CAP GROWTH.......       B          41       (37)       4       50       (48)       2

AXA/CLEARBRIDGE LARGE CAP
 GROWTH.......................       B          54      (188)    (134)      86      (221)    (135)

AXA/FRANKLIN BALANCED MANAGED
 VOLATILITY...................       B          82      (102)     (20)      94      (136)     (42)

AXA/FRANKLIN SMALL CAP VALUE
 MANAGED VOLATILITY...........       B          18       (22)      (4)      20       (24)      (4)

AXA/FRANKLIN TEMPLETON
 ALLOCATION MANAGED VOLATILITY       B          72       (92)     (20)      76      (122)     (46)

AXA/JANUS ENTERPRISE..........       B         176      (191)     (15)     199      (261)     (62)

AXA/LOOMIS SAYLES GROWTH......       B          96       (57)      39      122       (59)      63

AXA/MUTUAL LARGE CAP EQUITY
 MANAGED VOLATILITY...........       B          13       (27)     (14)      15       (29)     (14)

AXA/TEMPLETON GLOBAL EQUITY
 MANAGED VOLATILITY...........       B          41       (52)     (11)      50       (68)     (18)

CHARTER/SM/ MODERATE..........       B           3        --        3       --        --       --

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                           2017                         2016
                                               ---------------------------  ---------------------------
                                                                    NET                          NET
                                                UNITS   UNITS     INCREASE   UNITS   UNITS     INCREASE
                                               ISSUED  REDEEMED  (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                 SHARE CLASS** (000'S) (000'S)    (000'S)   (000'S) (000'S)    (000'S)
                               --------------- ------- --------  ---------- ------- --------  ----------

CHARTER/SM/ MULTI-SECTOR BOND.        A             32      (58)     (26)        34      (65)     (31)
CHARTER/SM/ MULTI-SECTOR BOND.        B             35      (41)      (6)        38      (45)      (7)

CHARTER/SM/ SMALL CAP GROWTH..        B             33      (46)     (13)        26      (47)     (21)
CHARTER/SM/ SMALL CAP VALUE...        B             33      (68)     (35)        32      (67)     (35)

EQ/BLACKROCK BASIC VALUE
 EQUITY.......................        B            294     (345)     (51)       354     (323)      31

EQ/CAPITAL GUARDIAN RESEARCH..        B             66     (113)     (47)        63     (120)     (57)

EQ/COMMON STOCK INDEX.........        A            147     (458)    (311)       188     (558)    (370)
EQ/COMMON STOCK INDEX.........        B            137     (101)      36        134     (123)      11

EQ/CORE BOND INDEX............        B            165     (173)      (8)       181     (153)      28

EQ/EMERGING MARKETS EQUITY
 PLUS.........................        B             98      (45)      53         42      (24)      18

EQ/EQUITY 500 INDEX...........        A            245     (277)     (32)       302     (346)     (44)

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................        B             33      (10)      23         38      (17)      21

EQ/EQUITY 500 INDEX...........        B            544     (195)     349        511     (218)     293

EQ/GLOBAL BOND PLUS...........        B             66      (86)     (20)        64     (107)     (43)

EQ/INTERMEDIATE GOVERNMENT
 BOND.........................        A             22      (37)     (15)        29      (47)     (18)
EQ/INTERMEDIATE GOVERNMENT
 BOND.........................        B             12      (22)     (10)        29      (20)       9

EQ/INTERNATIONAL EQUITY INDEX.        A            173     (275)    (102)       201     (322)    (121)
EQ/INTERNATIONAL EQUITY INDEX.        B             38      (54)     (16)        34      (73)     (39)

EQ/INVESCO COMSTOCK...........        B             58     (102)     (44)        69     (126)     (57)

EQ/JPMORGAN VALUE
 OPPORTUNITIES................        B            219      (71)     148        114      (69)      45

EQ/LARGE CAP GROWTH INDEX.....        B            291     (213)      78        275     (235)      40
EQ/LARGE CAP VALUE INDEX......        B            152     (129)      23        182     (131)      51

EQ/MFS INTERNATIONAL GROWTH...        B            173      (98)      75        137      (99)      38

EQ/MID CAP INDEX..............        B            453     (318)     135        454     (312)     142

EQ/MONEY MARKET...............        A         24,126  (24,115)      11     20,980  (20,803)     177
EQ/MONEY MARKET...............        B        194,929 (194,307)     622    153,516 (149,689)   3,827

EQ/OPPENHEIMER GLOBAL.........        B            193     (127)      66        185     (162)      23

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                          2017                        2016
                                               --------------------------  --------------------------
                                                                   NET                         NET
                                                UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                               ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                 SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                               --------------- ------- -------- ---------- ------- -------- ----------

EQ/PIMCO GLOBAL REAL RETURN...        B          157      (63)      94       118      (57)      61

EQ/PIMCO ULTRA SHORT BOND.....        A           --       --       --        --       --       --
EQ/PIMCO ULTRA SHORT BOND.....        B          110     (141)     (31)      105     (164)     (59)

EQ/QUALITY BOND PLUS..........        A           29      (52)     (23)       28      (61)     (33)
EQ/QUALITY BOND PLUS..........        B           21      (28)      (7)       28      (34)      (6)

EQ/SMALL COMPANY INDEX........        B          139     (137)       2       141     (148)      (7)

EQ/T. ROWE PRICE GROWTH STOCK.        B          467     (292)     175       458     (367)      91

EQ/UBS GROWTH & INCOME........        B           44      (36)       8        45      (61)     (16)

FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO.................... SERVICE CLASS 2   317     (249)      68       366     (262)     104

FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO.................... SERVICE CLASS 2    15       (9)       6        16       (8)       8

FIDELITY(R) VIP MID CAP
 PORTFOLIO.................... SERVICE CLASS 2    62      (27)      35        68      (25)      43

GOLDMAN SACHS VIT MID CAP
 VALUE FUND................... SERVICE SHARES     61      (51)      10        66      (61)       5

INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND................    SERIES II      109      (27)      82       102      (14)      88

INVESCO V.I. GLOBAL REAL
 ESTATE FUND..................    SERIES II      127      (94)      33       134      (93)      41

1290 VT DOUBLELINE DYNAMIC
 ALLOCATION...................        B           33      (10)      23        38      (17)      21

INVESCO V.I. HIGH YIELD FUND..    SERIES II       88      (44)      44        79      (54)      25

INVESCO V.I. INTERNATIONAL
 GROWTH FUND..................    SERIES II      140      (85)      55       143      (71)      72

INVESCO V.I. MID CAP CORE
 EQUITY FUND..................    SERIES II       28      (19)       9        28      (16)      12

INVESCO V.I. SMALL CAP EQUITY
 FUND.........................    SERIES II       10      (10)      --        13      (12)       1

IVY VIP ENERGY................    CLASS II       215     (175)      40       238     (171)      67

IVY VIP HIGH INCOME...........    CLASS II       369     (210)     159       305     (252)      53

IVY VIP MID CAP GROWTH........    CLASS II       174     (124)      50       209     (125)      84

IVY VIP SMALL CAP GROWTH......    CLASS II        40      (29)      11        60      (69)      (9)

LAZARD RETIREMENT EMERGING
 MARKETS EQUITY PORTFOLIO..... SERVICE SHARES    476     (297)     179       475     (324)     151

MFS(R) INTERNATIONAL VALUE
 PORTFOLIO....................  SERVICE CLASS    609     (237)     372       587     (218)     369

-----------
Theaccompanying notes are an integral part of these financial statements.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2017 AND 2016

                                                                                  2017                        2016
                                                                       --------------------------  --------------------------
                                                                                           NET                         NET
                                                                        UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                       ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                         SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                       --------------- ------- -------- ---------- ------- -------- ----------

MFS(R) INVESTORS TRUST SERIES......................... SERVICE CLASS      21      (15)        6       19      (15)        4

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO. SERVICE CLASS      15      (15)       --       26      (12)       14

MFS(R) TECHNOLOGY PORTFOLIO........................... SERVICE CLASS     211     (120)       91      162     (102)       60

MFS(R) UTILITIES SERIES............................... SERVICE CLASS     116     (105)       11      145     (133)       12

MULTIMANAGER AGGRESSIVE EQUITY........................       A           162     (516)     (354)     198     (597)     (399)
MULTIMANAGER AGGRESSIVE EQUITY........................       B            13      (26)      (13)      17      (41)      (24)

MULTIMANAGER CORE BOND................................       B           111     (150)      (39)     113     (152)      (39)

MULTIMANAGER MID CAP GROWTH...........................       B            24      (48)      (24)      30      (70)      (40)
MULTIMANAGER MID CAP VALUE............................       B            16      (39)      (23)      18      (45)      (27)

MULTIMANAGER TECHNOLOGY...............................       B           124     (146)      (22)     102     (176)      (74)

OPPENHEIMER MAIN STREET FUND(R)/VA.................... SERVICE CLASS       9       (2)        7        8       (2)        6

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO....... ADVISOR CLASS      33      (16)       17       34      (17)       17

TARGET 2015 ALLOCATION................................       B            37      (60)      (23)      29      (43)      (14)

TARGET 2025 ALLOCATION................................       B           133      (73)       60       84      (60)       24

TARGET 2035 ALLOCATION................................       B           113      (47)       66       83      (44)       39

TARGET 2045 ALLOCATION................................       B            86      (37)       49       79      (37)       42

TARGET 2055 ALLOCATION................................       B            44       (8)       36       29       (3)       26

TEMPLETON GLOBAL BOND VIP FUND........................    CLASS 2        135      (73)       62      147      (72)       75

VANECK VIP GLOBAL HARD ASSETS FUND.................... CLASS S SHARES    150     (160)      (10)     213     (151)       62

-----------
The accompanying notes are an integral part of these financial statements. **Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -- Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2017, a Statement of Operations for the year or period ended December 31, 2017, and a Statement of Changes in Net Assets for the years or periods ended December 31, 2017 and 2016, except as otherwise indicated below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Moderate
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     EQ ADVISORS TRUST*
  .   1290 VT DoubleLine Dynamic Allocation/(1)/
  .   1290 VT DoubleLine Opportunistic Bond/(2)/
  .   1290 VT Equity Income/(3)/
  .   1290 VT GAMCO Mergers & Acquisitions/(4)/
  .   1290 VT GAMCO Small Company Value/(5)/
  .   1290 VT High Yield Bond/(6)/
  .   1290 VT Small Cap Value/(7)/
  .   1290 VT SmartBeta Equity/(8)/
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   AXA/Mutual Large Cap Equity Managed Volatility

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Continued)

  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Global Bond PLUS
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/MFS International Growth
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Contrafund(R) Portfolio
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Templeton Global Bond VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
  .   Goldman Sachs VIT Mid Cap Value Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP Energy
  .   Ivy VIP High Income
  .   Ivy VIP Mid Cap Growth
  .   Ivy VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
  .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) International Value Portfolio
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio
  .   MFS(R) Technology Portfolio
  .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund


-----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

  (1)Formerly known as All Asset Moderate Growth-Alt 15.
  (2)Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond.
  (3)Formerly known as EQ/Boston Advisors Equity Income.
  (4)Formerly known as EQ/GAMCO Mergers and Acquisitions.
  (5)Formerly known as EQ/GAMCO Small Company Value.
  (6)Formerly known as EQ/High Yield Bond.

  (7)Formerly known as AXA/Horizon Small Cap Value.
  (8)Formerly known as AXA SmartBeta Equity.

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

1. Organization (Concluded)

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

2. Significant Accounting Policies (Concluded)

   Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

  .   EQUI-VEST(R) Series 100 through 801
  .   EQUI-VEST(R) Vantage Series 900
  .   EQUI-VEST(R) Strategies Series 900 and 901
  .   Momentum
  .   Momentum Plus
  .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

  .   EQUI-VEST(R) Series 100 through 801
  .   EQUI-VEST(R) Strategies Series 900 and 901
  .   EQUIPLAN
  .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017


3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2017 were as follows:

                                                   PURCHASES      SALES
                                                  ------------ ------------
1290 VT DoubleLine Dynamic Allocation............ $  4,598,675 $  1,436,031
1290 DoubleLine Opportunistic Bond...............    4,584,945      809,763
1290 VT Equity Income............................   21,535,415   18,092,715
1290 VT GAMCO Mergers & Acquisitions.............    3,014,569    3,523,121
1290 VT GAMCO Small Company Value................  230,468,275  129,843,022
1290 VT High Yield Bond..........................    6,131,620    1,727,842
1290 VT Small Cap Value..........................      823,965      228,868
1290 VT SmartBeta Equity.........................      850,955       83,111
1290 VT Socially Responsible.....................   14,743,200    7,328,365
All Asset Growth-Alt 20..........................   15,276,149   11,782,273
American Century VP Mid Cap Value Fund...........   30,292,391    7,074,754
American Funds Insurance Series(R) Bond Fund/SM/.   17,103,089    8,600,129
AXA 400 Managed Volatility.......................    9,016,693    5,555,500
AXA 500 Managed Volatility.......................    8,955,467    5,318,593
AXA 2000 Managed Volatility......................    5,120,868    3,683,271
AXA Aggressive Allocation........................  111,648,156   85,934,397
AXA Balanced Strategy............................   13,274,506   14,724,535
AXA Conservative Allocation......................   17,879,860   25,084,494
AXA Conservative Growth Strategy.................    6,947,889    4,395,738
AXA Conservative Strategy........................    2,418,708    2,529,569
AXA Conservative-Plus Allocation.................   37,936,438   32,301,115
AXA Global Equity Managed Volatility.............   30,761,980   56,736,274
AXA Growth Strategy..............................       41,331       34,698
AXA International Core Managed Volatility........   18,154,468   25,463,791
AXA International Managed Volatility.............    3,840,130    2,176,754
AXA International Value Managed Volatility.......   16,951,275   27,395,254
AXA Large Cap Core Managed Volatility............    6,342,869    5,903,937
AXA Large Cap Growth Managed Volatility..........   97,434,365   94,584,599
AXA Large Cap Value Managed Volatility...........   50,027,394  113,904,450
AXA Mid Cap Value Managed Volatility.............   64,480,643   67,853,244
AXA Moderate Allocation..........................  227,773,065  249,108,125
AXA Moderate Growth Strategy.....................   21,851,834   11,230,656

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
AXA Moderate-Plus Allocation......................... $185,516,199 $153,768,407
AXA/AB Dynamic Moderate Growth.......................    4,175,643    3,487,283
AXA/AB Small Cap Growth..............................   61,167,341   54,131,081
AXA/ClearBridge Large Cap Growth.....................   29,604,400   38,151,581
AXA/Franklin Balanced Managed Volatility.............   13,830,159   15,673,459
AXA/Franklin Small Cap Value Managed Volatility......    4,865,858    3,921,214
AXA/Franklin Templeton Allocation Managed Volatility.   11,772,374   12,663,566
AXA/Janus Enterprise.................................   67,887,324   45,234,425
AXA/Loomis Sayles Growth.............................   26,000,858   15,403,766
AXA/Mutual Large Cap Equity Managed Volatility.......    3,813,760    4,599,203
AXA/Templeton Global Equity Managed Volatility.......    6,061,315    7,326,945
Charter/SM/ Moderate.................................      185,473        4,052
Charter/SM/ Multi-Sector Bond........................   10,497,752   15,042,693
Charter/SM/ Small Cap Growth.........................    8,157,777    8,894,409
Charter/SM/ Small Cap Value..........................    9,771,174   19,255,831
EQ/BlackRock Basic Value Equity......................  100,505,229  117,297,434
EQ/Capital Guardian Research.........................   27,965,135   29,789,151
EQ/Common Stock Index................................  147,585,524  321,071,100
EQ/Core Bond Index...................................   21,335,220   21,377,714
EQ/Emerging Markets Equity PLUS......................    9,615,272    4,389,766
EQ/Equity 500 Index..................................  276,249,900  208,629,273
EQ/Global Bond PLUS..................................    8,056,841   10,841,918
EQ/Intermediate Government Bond......................    5,660,705    9,924,935
EQ/International Equity Index........................   39,945,640   52,471,957
EQ/Invesco Comstock..................................   12,237,840   20,456,011
EQ/JPMorgan Value Opportunities......................   64,787,173   18,838,576
EQ/Large Cap Growth Index............................   59,718,188   37,210,879
EQ/Large Cap Value Index.............................   21,234,739   15,185,510
EQ/MFS International Growth..........................   38,450,345   19,627,825
EQ/Mid Cap Index.....................................  157,204,165   75,448,746
EQ/Money Market......................................  249,200,098  256,283,416
EQ/Oppenheimer Global................................   33,991,619   22,961,858
EQ/PIMCO Global Real Return..........................   16,393,669    6,868,372
EQ/PIMCO Ultra Short Bond............................   12,760,667   16,139,982
EQ/Quality Bond PLUS.................................    8,873,853   14,155,684
EQ/Small Company Index...............................   63,278,875   40,985,920
EQ/T. Rowe Price Growth Stock........................  154,480,829   71,818,734
EQ/UBS Growth & Income...............................   11,327,787    7,893,662
Fidelity(R) VIP Contrafund(R) Portfolio..............   88,754,852   56,437,032
Fidelity(R) VIP Equity-Income Portfolio..............    3,072,526    1,719,321
Fidelity(R) VIP Mid Cap Portfolio....................   13,574,687    5,625,836
Goldman Sachs VIT Mid Cap Value Fund.................   13,007,132    9,024,388
Invesco V.I. Diversified Dividend Fund...............   21,343,215    5,369,573
Invesco V.I. Global Real Estate Fund.................   23,496,221   15,246,798
Invesco V.I. High Yield Fund.........................   12,509,785    6,033,867
Invesco V.I. International Growth Fund...............   19,580,577   12,097,812
Invesco V.I. Mid Cap Core Equity Fund................    4,900,402    3,336,362
Invesco V.I. Small Cap Equity Fund...................    2,456,485    2,168,915
Ivy VIP Energy.......................................   23,340,330   19,770,926
Ivy VIP High Income..................................   70,067,856   35,918,032
Ivy VIP Mid Cap Growth...............................   29,500,171   20,172,556
Ivy VIP Small Cap Growth.............................    6,678,399    4,306,122
Lazard Retirement Emerging Markets Equity Portfolio..   55,815,411   35,108,065
MFS(R) International Value Portfolio.................  118,023,632   49,024,649

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

4. Purchases and Sales of Portfolios (Concluded)

                                                        PURCHASES     SALES
                                                       ----------- -----------
MFS(R) Investors Trust Series......................... $ 5,230,711 $ 3,315,091
MFS(R) Massachusetts Investors Growth Stock Portfolio.   4,357,682   3,486,893
MFS(R) Technology Portfolio...........................  61,485,083  34,381,746
MFS(R) Utilities Series...............................  24,497,400  19,564,516
Multimanager Aggressive Equity........................  31,175,097  92,592,336
Multimanager Core Bond................................  19,292,163  23,720,457
Multimanager Mid Cap Growth...........................  11,228,920  10,272,702
Multimanager Mid Cap Value............................   4,062,282   9,437,968
Multimanager Technology...............................  46,724,608  39,788,439
Oppenheimer Main Street Fund(R)/VA....................   2,094,828     699,048
PIMCO CommodityRealReturn(R) Strategy Portfolio.......   2,938,290   1,107,015
Target 2015 Allocation................................   6,172,203   8,776,560
Target 2025 Allocation................................  20,255,568  11,407,942
Target 2035 Allocation................................  17,801,148   7,987,753
Target 2045 Allocation................................  13,827,697   6,521,395
Target 2055 Allocation................................   4,834,132     927,827
Templeton Global Bond VIP Fund........................  15,805,826   9,145,514
VanEck VIP Global Hard Assets Fund....................   9,714,986  10,641,952

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors or (2) directly manages the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.46% to a high of 1.45% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

5. Expenses and Related Party Transactions (Continued)

   Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 MAY 19, 2017             AXA/PACIFIC GLOBAL                 1290 VT SMALL CAP VALUE
                          SMALL CAP VALUE
------------------------------------------------------------------------------------------
Shares -- Class B              84,551                            123,637
Value -- Class B          $      8.52                        $      9.87
Net Assets Before Merger  $   720,593                        $   499,670
Net Assets After Merger   $        --                        $ 1,220,263
Unrealized Loss           $    (7,624)
------------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25        ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------
Shares -- Class B           1,074,899                          3,815,288
Value -- Class B          $     12.58                        $     20.09
Net Assets Before Merger  $13,524,308                        $63,106,868
Net Assets After Merger   $        --                        $76,631,176
Unrealized Gain           $   839,259
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ INTERNATIONAL MODERATE CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------
Shares -- Class B              14,270                             13,526
Value -- Class B          $      9.74                        $     10.28
Net Assets Before Merger  $   138,993                        $        --
Net Assets After Merger   $        --                        $   138,993
Realized Gain             $     3,470
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM/ REAL ASSETS            EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------
Shares -- Class B              28,588                          3,029,495
Value -- Class B          $      9.18                        $      9.86
Net Assets Before Merger  $   262,456                        $29,597,750
Net Assets After Merger   $        --                        $29,860,206
Realized Loss             $    (1,259)
------------------------------------------------------------------------------------------

   In 2016, there were no reorganizations within the Variable Investment Options of the Account.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017


7. Asset-based Charges and Contractowner Charges

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----
OLD CONTRACTS                                     0.58%          0.16%          --    0.74%
EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%
EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Other Funds..............................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Alloocation.....................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                  1.20%          0.25%          --    1.45%
EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS          0.95%          0.25%          --    1.20%
EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----
EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................     0.00%            --          --     0.00%
0.10% All Funds..............................     0.10%            --          --     0.10%
0.25% All Funds..............................     0.25%            --          --     0.25%
0.50% All Funds..............................     0.50%            --          --     0.50%
0.60% All Funds..............................     0.60%            --          --     0.60%
0.70% All Funds..............................     0.70%            --          --     0.70%
0.80% All Funds..............................     0.80%            --          --     0.80%
0.90% All Funds..............................     0.90%            --          --     0.90%
1.00% All Funds..............................     1.00%            --          --     1.00%
1.10% All Funds..............................     1.10%            --          --     1.10%
1.15% All Funds..............................     1.15%            --          --     1.15%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%
EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Continued)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                          AMOUNT DEDUCTED
                -------                       -----------                          ---------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and account
                                                                value.

                                                                HIGH - Depending on account value, $50 if the
                                                                account value on the last business day of the
                                                                contract year is less than $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                                whichever is less.

                                                                HIGH - 7% of contributions withdrawn, declining by
                                                                1% each contract years following each contribution.

                                                                Exceptions and limitations may eliminate or reduce
                                                                the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction  $0 to $65
exchange

Enhanced death benefit charge           Participation date      0.15% of account value


Guaranteed Minimum Income Benefit                               0.65%


Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;
                                                                0.75% for joint life option

                                                                HIGH - 0.75% for single life;
                                                                0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction and ranges
Taxes                                                           from 0% to 3.5%



Guaranteed minimum death benefit                                STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                0.00%

                                                                GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                Annual Rachet to age 85 benefit base

                                                                GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                roll-up to age 85 benefit base, as applicable

                                                                GWBL ENHANCED DEATH BENEFIT - 0.30% of the
                                                                GWBL Enhance death benefit base

                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

LOW - $0 depending on the product and account         Unit liquidation from
value.                                                account value

HIGH - Depending on account value, $50 if the         Unit liquidation from
account value on the last business day of the         account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in      Unit liquidation from
the current and prior five participation years,       account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping      Unit liquidation from
fee or $300 per plan (prorated on the first year).    account value

$350 annuity administration fee                       Unit liquidation from
               account value

$0 to $65                                             Unit liquidation from
               account value

0.15% of account value                                Unit liquidation from
                                                      account value

0.65%                                                 Unit liquidation from
                                                      account value

LOW - 0.60% for single life option;
0.75% for joint life option

HIGH - 0.75% for single life;
0.90% for joint life

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of the
GWBL Enhance death benefit base

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

7. Asset-based Charges and Contractowner Charges (Concluded)

                                        WHEN CHARGE
           CHARGES                      IS DEDUCTED                              AMOUNT DEDUCTED
            -------                     -----------                               ---------------

Personal Income Benefit Charge  Contract/Participation Date  1.00% of the Personal Income Benefit account
                                Anniversary                  value

Managed Account Service Fee     Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                             is a quarterly fee that can be charged at an annual
                                                             rate of up to 0.60%. The amount of the fee may be
                                                             lower and varies among broker-dealers. The fee will
                                                             be deducted pro rata from the Non-Personal Income
                                                             Benefit variable investment options and guaranteed
                                                             interest option first, then from the account for special
                                                             dollar cost averaging. The MAS Advisory fee does not
                                                             apply to Personal Income Benefit related assets.

Wire Transfer Charge            At time of transaction       $90 for outgoing wire transfers


Express Mail Charge             At time of transaction       $35 for checks sent by express delivery


                    AMOUNT DEDUCTED                           HOW DEDUCTED
                     ---------------                           ------------

1.00% of the Personal Income Benefit account              Unit liquidation from
value                                                     account value

The managed Account Service ("MAS") Advisory fee          Unit liquidation from
is a quarterly fee that can be charged at an annual       account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for special
dollar cost averaging. The MAS Advisory fee does not
apply to Personal Income Benefit related assets.

$90 for outgoing wire transfers                           Unit liquidation from
                                                          account value

$35 for checks sent by express delivery                   Unit liquidation from
                                                          account value

8. Financial highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2017  Lowest contract charge 0.50% Class B       $120.36          --                --          --        9.07%
      Highest contract charge 1.34% Class B      $115.72          --                --          --        8.15%
      All contract charges                            --          98           $11,438        0.62%         --
2016  Lowest contract charge 0.50% Class B       $110.35          --                --          --        8.06%
      Highest contract charge 1.34% Class B      $107.00          --                --          --        7.16%
      All contract charges                            --          75           $ 7,993        1.70%         --
2015  Lowest contract charge 0.50% Class B       $102.12          --                --          --       (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85          --                --          --       (5.01)%
      All contract charges                            --          54           $ 5,512        0.98%         --
2014  Lowest contract charge 0.50% Class B       $106.60          --                --          --        1.91%
      Highest contract charge 1.34% Class B      $105.12          --                --          --        1.05%
      All contract charges                            --          30           $ 3,194        2.89%         --
2013  Lowest contract charge 0.50% Class B(a)    $104.60          --                --          --        3.87%
      Highest contract charge 1.34% Class B(a)   $104.03          --                --          --        3.33%
      All contract charges                            --           3           $   380        2.80%         --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2017  Lowest contract charge 0.50% Class B       $105.73          --                --          --        3.41%
      Highest contract charge 1.25% Class B      $103.65          --                --          --        2.64%
      All contract charges                            --          61           $ 6,425        2.18%         --
2016  Lowest contract charge 0.50% Class B       $102.24          --                --          --        4.35%
      Highest contract charge 1.25% Class B      $100.98          --                --          --        3.56%
      All contract charges                            --          26           $ 2,603        4.08%         --
2015  Lowest contract charge 0.50% Class B(d)    $ 97.98          --                --          --       (2.28)%
      Highest contract charge 1.25% Class B(d)   $ 97.51          --                --          --       (2.72)%
      All contract charges                            --           7           $   678        3.46%         --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT EQUITY INCOME
2017  Lowest contract charge 0.50% Class B       $241.94            --                --        --       15.26%
      Highest contract charge 1.45% Class B      $213.12            --                --        --       14.16%
      All contract charges                            --           544        $  117,542      1.67%         --
2016  Lowest contract charge 0.50% Class B       $209.90            --                --        --       12.42%
      Highest contract charge 1.45% Class B      $186.68            --                --        --       11.35%
      All contract charges                            --           569        $  107,751      2.00%         --
2015  Lowest contract charge 0.50% Class B       $186.71            --                --        --       (2.19)%
      Highest contract charge 1.45% Class B      $167.65            --                --        --       (3.13)%
      All contract charges                            --           604        $  102,239      1.58%         --
2014  Lowest contract charge 0.50% Class B       $190.90            --                --        --        8.13%
      Highest contract charge 1.45% Class B      $173.06            --                --        --        7.09%
      All contract charges                            --           630        $  109,337      1.56%         --
2013  Lowest contract charge 0.50% Class B       $176.55            --                --        --       31.10%
      Highest contract charge 1.45% Class B      $161.60            --                --        --       29.85%
      All contract charges                            --           649        $  105,279      2.16%         --
1290 VT GAMCO MERGERS & ACQUISITIONS
2017  Lowest contract charge 0.50% Class B       $179.58            --                --        --        5.65%
      Highest contract charge 1.45% Class B      $159.04            --                --        --        4.65%
      All contract charges                            --           107        $   17,240      0.16%         --
2016  Lowest contract charge 0.50% Class B       $169.97            --                --        --        7.16%
      Highest contract charge 1.45% Class B      $151.98            --                --        --        6.14%
      All contract charges                            --           116        $   17,653      0.01%         --
2015  Lowest contract charge 0.50% Class B       $158.62            --                --        --        2.10%
      Highest contract charge 1.34% Class B      $144.91            --                --        --        1.24%
      All contract charges                            --           127        $   18,277      0.00%         --
2014  Lowest contract charge 0.50% Class B       $155.35            --                --        --        1.13%
      Highest contract charge 1.34% Class B      $143.13            --                --        --        0.28%
      All contract charges                            --           141        $   20,188      0.00%         --
2013  Lowest contract charge 0.50% Class B       $153.61            --                --        --       10.43%
      Highest contract charge 1.45% Class B      $141.35            --                --        --        9.37%
      All contract charges                            --           149        $   21,110      0.42%         --
1290 VT GAMCO SMALL COMPANY VALUE
2017  Lowest contract charge 0.00% Class B       $139.36            --                --        --       16.09%
      Highest contract charge 1.45% Class B      $363.24            --                --        --       14.42%
      All contract charges                            --         2,891        $1,046,106      0.63%         --
2016  Lowest contract charge 0.00% Class B(f)    $120.04            --                --        --       36.95%
      Highest contract charge 1.45% Class B      $317.46            --                --        --       21.49%
      All contract charges                            --         2,786        $  878,428      0.52%         --
2015  Lowest contract charge 0.40% Class B       $144.27            --                --        --       (6.08)%
      Highest contract charge 1.45% Class B      $261.31            --                --        --       (7.07)%
      All contract charges                            --         2,669        $  692,281      0.54%         --
2014  Lowest contract charge 0.40% Class B       $153.61            --                --        --        2.66%
      Highest contract charge 1.45% Class B      $281.18            --                --        --        1.57%
      All contract charges                            --         2,576        $  717,726      0.28%         --
2013  Lowest contract charge 0.40% Class B       $149.63            --                --        --       38.56%
      Highest contract charge 1.45% Class B      $276.83            --                --        --       37.10%
      All contract charges                            --         2,476        $  678,585      0.28%         --
1290 VT HIGH YIELD BOND
2017  Lowest contract charge 0.50% Class B       $117.28            --                --        --        5.94%
      Highest contract charge 1.45% Class B(a)   $112.18            --                --        --        4.94%
      All contract charges                            --           113        $   12,965      5.57%         --
2016  Lowest contract charge 0.50% Class B       $110.70            --                --        --       11.17%
      Highest contract charge 1.34% Class B      $107.33            --                --        --       10.23%
      All contract charges                            --            78        $    8,523      6.19%         --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT HIGH YIELD BOND (CONTINUED)
2015  Lowest contract charge 0.50% Class B       $ 99.58           --               --          --        (3.57)%
      Highest contract charge 1.34% Class B      $ 97.37           --               --          --        (4.39)%
      All contract charges                            --           55          $ 5,403        7.01%          --
2014  Lowest contract charge 0.50% Class B(a)    $103.27           --               --          --         1.40%
      Highest contract charge 1.34% Class B      $101.84           --               --          --         0.54%
      All contract charges                            --           30          $ 3,131        5.58%          --
2013  Lowest contract charge 0.90% Class B(a)    $101.58           --               --          --         1.91%
      Highest contract charge 1.34% Class B(a)   $101.29           --               --          --         1.63%
      All contract charges                            --           10          $ 1,010        8.79%          --
1290 VT SMALL CAP VALUE(G)
2017  Lowest contract charge 0.50% Class B       $121.70           --               --          --        12.22%
      Highest contract charge 1.25% Class B      $119.30           --               --          --        11.37%
      All contract charges                            --           14          $ 1,709        0.81%          --
2016  Lowest contract charge 0.50% Class B       $108.45           --               --          --        23.63%
      Highest contract charge 1.25% Class B(d)   $107.12           --               --          --        22.70%
      All contract charges                            --            3          $   307        3.23%          --
2015  Lowest contract charge 0.50% Class B(d)    $ 87.72           --               --          --       (11.70)%
      Highest contract charge 1.20% Class B(d)   $ 87.33           --               --          --       (12.07)%
      All contract charges                            --            1          $    76        0.81%          --
1290 VT SMARTBETA EQUITY
2017  Lowest contract charge 0.50% Class B       $122.52           --               --          --        21.12%
      Highest contract charge 1.25% Class B      $120.10           --               --          --        20.20%
      All contract charges                            --           10          $ 1,257        1.90%          --
2016  Lowest contract charge 0.50% Class B(d)    $101.16           --               --          --         5.38%
      Highest contract charge 1.25% Class B      $ 99.92           --               --          --         4.58%
      All contract charges                            --            3          $   392        2.12%          --
2015  Lowest contract charge 0.90% Class B(d)    $ 95.76           --               --          --        (2.94)%
      Highest contract charge 1.25% Class B(d)   $ 95.54           --               --          --        (3.15)%
      All contract charges                            --           --          $    74        3.31%          --
1290 VT SOCIALLY RESPONSIBLE
2017  Lowest contract charge 0.00% Class B(f)    $133.05           --               --          --        20.40%
      Highest contract charge 1.45% Class B      $212.80           --               --          --        18.66%
      All contract charges                            --          320          $54,460        1.05%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --               --          --         9.96%
      Highest contract charge 1.45% Class B      $179.33           --               --          --         8.36%
      All contract charges                            --          319          $45,604        1.20%          --
2015  Lowest contract charge 0.00% Class B(e)    $162.21           --               --          --        (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --               --          --        (0.98)%
      All contract charges                            --          329          $43,199        1.02%          --
2014  Lowest contract charge 0.40% Class B       $153.55           --               --          --        13.15%
      Highest contract charge 1.45% Class B      $167.13           --               --          --        11.96%
      All contract charges                            --          326          $43,049        0.82%          --
2013  Lowest contract charge 0.40% Class B       $135.70           --               --          --        33.80%
      Highest contract charge 1.45% Class B      $149.27           --               --          --        32.38%
      All contract charges                            --          312          $36,819        0.79%          --
ALL ASSET GROWTH-ALT 20(H)
2017  Lowest contract charge 0.50% Class B       $178.18           --               --          --        15.32%
      Highest contract charge 1.45% Class B      $164.54           --               --          --        14.22%
      All contract charges                            --          500          $84,044        1.62%          --
2016  Lowest contract charge 0.50% Class B       $154.51           --               --          --         9.02%
      Highest contract charge 1.45% Class B      $144.06           --               --          --         7.98%
      All contract charges                            --          404          $59,126        1.36%          --
2015  Lowest contract charge 0.50% Class B       $141.73           --               --          --        (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --               --          --        (5.36)%
      All contract charges                            --          391          $52,828        0.83%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
ALL ASSET GROWTH-ALT 20(H) (CONTINUED)
2014  Lowest contract charge 0.50% Class B       $148.32           --               --          --        1.88%
      Highest contract charge 1.45% Class B      $140.96           --               --          --        0.91%
      All contract charges                            --          387          $55,179        1.49%         --
2013  Lowest contract charge 0.50% Class B       $145.58           --               --          --       13.55%
      Highest contract charge 1.45% Class B      $139.69           --               --          --       12.47%
      All contract charges                            --          356          $50,117        1.47%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2017  Lowest contract charge 0.00% Class II      $135.24           --               --          --       11.46%
      Highest contract charge 1.20% Class II     $227.87           --               --          --       10.14%
      All contract charges                            --          329          $75,262        1.44%         --
2016  Lowest contract charge 0.00% Class II(f)   $121.33           --               --          --       34.65%
      Highest contract charge 1.20% Class II     $206.90           --               --          --       21.25%
      All contract charges                            --          226          $47,193        1.61%         --
2015  Lowest contract charge 0.50% Class II      $177.64           --               --          --       (2.07)%
      Highest contract charge 1.20% Class II     $170.64           --               --          --       (2.76)%
      All contract charges                            --          145          $24,827        1.50%         --
2014  Lowest contract charge 0.50% Class II      $181.40           --               --          --       15.66%
      Highest contract charge 1.20% Class II     $175.49           --               --          --       14.85%
      All contract charges                            --           89          $15,575        1.04%         --
2013  Lowest contract charge 0.50% Class II      $156.84           --               --          --       29.25%
      Highest contract charge 1.20% Class II     $152.80           --               --          --       28.34%
      All contract charges                            --           59          $ 8,994        1.11%         --
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
2017  Lowest contract charge 0.50% Class 4       $105.80           --               --          --        2.78%
      Highest contract charge 1.45% Class 4      $101.19           --               --          --        1.80%
      All contract charges                            --          433          $44,600        2.08%         --
2016  Lowest contract charge 0.50% Class 4       $102.94           --               --          --        2.29%
      Highest contract charge 1.45% Class 4      $ 99.40           --               --          --        1.31%
      All contract charges                            --          362          $36,249        1.73%         --
2015  Lowest contract charge 0.50% Class 4       $100.64           --               --          --       (0.57)%
      Highest contract charge 1.45% Class 4      $ 98.11           --               --          --       (1.53)%
      All contract charges                            --          247          $24,490        1.87%         --
2014  Lowest contract charge 0.50% Class 4       $101.22           --               --          --        4.62%
      Highest contract charge 1.45% Class 4(a)   $ 99.63           --               --          --        3.62%
      All contract charges                            --          130          $13,071        3.66%         --
2013  Lowest contract charge 0.50% Class 4(a)    $ 96.75           --               --          --       (2.72)%
      Highest contract charge 1.34% Class 4(a)   $ 96.22           --               --          --       (3.23)%
      All contract charges                            --           14          $ 1,435        3.54%         --
AXA 400 MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B       $196.93           --               --          --       14.77%
      Highest contract charge 1.45% Class B      $167.54           --               --          --       13.56%
      All contract charges                            --           79          $16,486        0.79%         --
2016  Lowest contract charge 0.40% Class B       $171.59           --               --          --       19.20%
      Highest contract charge 1.45% Class B      $147.53           --               --          --       17.95%
      All contract charges                            --           66          $12,251        0.92%         --
2015  Lowest contract charge 0.40% Class B       $143.95           --               --          --       (3.50)%
      Highest contract charge 1.34% Class B      $166.05           --               --          --       (4.41)%
      All contract charges                            --           45          $ 7,382        0.56%         --
2014  Lowest contract charge 0.40% Class B       $149.17           --               --          --        8.37%
      Highest contract charge 1.34% Class B      $173.71           --               --          --        7.33%
      All contract charges                            --           41          $ 7,055        0.43%         --
2013  Lowest contract charge 0.40% Class B       $137.65           --               --          --       31.15%
      Highest contract charge 1.34% Class B      $161.84           --               --          --       29.92%
      All contract charges                            --           40          $ 6,117        0.18%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 500 MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $219.37            --               --         --       20.16%
      Highest contract charge 1.34% Class B   $230.07            --               --         --       19.15%
      All contract charges                         --           120         $ 26,598       1.21%         --
2016  Lowest contract charge 0.50% Class B    $182.57            --               --         --       10.47%
      Highest contract charge 1.34% Class B   $193.10            --               --         --        9.54%
      All contract charges                         --           104         $ 19,418       1.31%         --
2015  Lowest contract charge 0.50% Class B    $165.27            --               --         --       (0.14)%
      Highest contract charge 1.34% Class B   $176.28            --               --         --       (0.98)%
      All contract charges                         --            87         $ 14,632       0.97%         --
2014  Lowest contract charge 0.50% Class B    $165.50            --               --         --       12.03%
      Highest contract charge 1.34% Class B   $178.03            --               --         --       11.08%
      All contract charges                         --            76         $ 12,843       0.68%         --
2013  Lowest contract charge 0.70% Class B    $163.76            --               --         --       30.02%
      Highest contract charge 1.34% Class B   $160.27            --               --         --       29.18%
      All contract charges                         --            58         $  8,943       0.49%         --
AXA 2000 MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $195.64            --               --         --       13.29%
      Highest contract charge 1.34% Class B   $216.53            --               --         --       12.34%
      All contract charges                         --            39         $  7,758       0.75%         --
2016  Lowest contract charge 0.50% Class B    $172.69            --               --         --       19.92%
      Highest contract charge 1.34% Class B   $192.75            --               --         --       18.92%
      All contract charges                         --            33         $  5,859       0.82%         --
2015  Lowest contract charge 0.50% Class B    $144.00            --               --         --       (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --               --         --       (6.37)%
      All contract charges                         --            26         $  4,016       0.40%         --
2014  Lowest contract charge 0.50% Class B    $152.50            --               --         --        3.54%
      Highest contract charge 1.34% Class B   $173.12            --               --         --        2.66%
      All contract charges                         --            23         $  3,815       0.15%         --
2013  Lowest contract charge 0.70% Class B    $172.30            --               --         --       36.42%
      Highest contract charge 1.34% Class B   $168.64            --               --         --       35.55%
      All contract charges                         --            22         $  3,583       0.13%         --
AXA AGGRESSIVE ALLOCATION
2017  Lowest contract charge 0.50% Class B    $240.17            --               --         --       18.50%
      Highest contract charge 1.45% Class B   $209.49            --               --         --       17.37%
      All contract charges                         --         3,343         $719,502       1.53%         --
2016  Lowest contract charge 0.50% Class B    $202.67            --               --         --        8.25%
      Highest contract charge 1.45% Class B   $178.48            --               --         --        7.21%
      All contract charges                         --         3,348         $610,865       0.97%         --
2015  Lowest contract charge 0.50% Class B    $187.23            --               --         --       (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --               --         --       (3.18)%
      All contract charges                         --         3,347         $567,396       0.97%         --
2014  Lowest contract charge 0.50% Class B    $191.54            --               --         --        4.20%
      Highest contract charge 1.45% Class B   $171.94            --               --         --        3.20%
      All contract charges                         --         3,294         $574,931       1.61%         --
2013  Lowest contract charge 0.50% Class B    $183.82            --               --         --       25.79%
      Highest contract charge 1.45% Class B   $166.61            --               --         --       24.61%
      All contract charges                         --         3,201         $539,875       2.58%         --
AXA BALANCED STRATEGY
2017  Lowest contract charge 1.25% Class A    $149.23            --               --         --        8.48%
      Highest contract charge 1.25% Class A   $149.23            --               --         --        8.48%
      All contract charges                         --             1         $    193       1.27%         --
2016  Lowest contract charge 1.25% Class A    $137.56            --               --         --        4.66%
      Highest contract charge 1.25% Class A   $137.56            --               --         --        4.66%
      All contract charges                         --             1         $    188       0.90%         --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2015  Lowest contract charge 1.10% Class A    $132.70           --                --         --       (1.73)%
      Highest contract charge 1.25% Class A   $131.44           --                --         --       (1.88)%
      All contract charges                         --            1          $    189       1.03%         --
2014  Lowest contract charge 1.10% Class A    $135.04           --                --         --        3.25%
      Highest contract charge 1.25% Class A   $133.96           --                --         --        3.09%
      All contract charges                         --            2          $    253       1.18%         --
2013  Lowest contract charge 1.10% Class A    $130.79           --                --         --       12.41%
      Highest contract charge 1.25% Class A   $129.94           --                --         --       12.24%
      All contract charges                         --            2          $    261       2.29%         --
AXA BALANCED STRATEGY
2017  Lowest contract charge 0.50% Class B    $138.98           --                --         --        9.30%
      Highest contract charge 1.45% Class B   $131.66           --                --         --        8.26%
      All contract charges                         --          869          $132,545       1.27%         --
2016  Lowest contract charge 0.50% Class B    $127.15           --                --         --        5.45%
      Highest contract charge 1.45% Class B   $121.61           --                --         --        4.45%
      All contract charges                         --          880          $124,745       0.90%         --
2015  Lowest contract charge 0.50% Class B    $120.58           --                --         --       (1.13)%
      Highest contract charge 1.45% Class B   $116.43           --                --         --       (2.09)%
      All contract charges                         --          802          $108,841       1.03%         --
2014  Lowest contract charge 0.50% Class B    $121.96           --                --         --        3.88%
      Highest contract charge 1.45% Class B   $118.91           --                --         --        2.88%
      All contract charges                         --          705          $ 98,111       1.18%         --
2013  Lowest contract charge 0.50% Class B    $117.41           --                --         --       13.09%
      Highest contract charge 1.30% Class B   $138.86           --                --         --       12.18%
      All contract charges                         --          598          $ 81,315       2.29%         --
AXA CONSERVATIVE ALLOCATION
2017  Lowest contract charge 0.50% Class B    $150.36           --                --         --        4.42%
      Highest contract charge 1.45% Class B   $131.15           --                --         --        3.43%
      All contract charges                         --          806          $106,472       1.10%         --
2016  Lowest contract charge 0.50% Class B    $143.99           --                --         --        2.41%
      Highest contract charge 1.45% Class B   $126.80           --                --         --        1.44%
      All contract charges                         --          884          $112,214       0.95%         --
2015  Lowest contract charge 0.50% Class B    $140.60           --                --         --       (0.73)%
      Highest contract charge 1.45% Class B   $125.00           --                --         --       (1.69)%
      All contract charges                         --          912          $113,613       0.81%         --
2014  Lowest contract charge 0.50% Class B    $141.64           --                --         --        2.10%
      Highest contract charge 1.45% Class B   $127.15           --                --         --        1.12%
      All contract charges                         --          954          $121,032       0.86%         --
2013  Lowest contract charge 0.50% Class B    $138.73           --                --         --        3.82%
      Highest contract charge 1.45% Class B   $125.74           --                --         --        2.83%
      All contract charges                         --          988          $123,006       0.92%         --
AXA CONSERVATIVE GROWTH STRATEGY
2017  Lowest contract charge 0.50% Class B    $130.26           --                --         --        7.44%
      Highest contract charge 1.34% Class B   $124.19           --                --         --        6.54%
      All contract charges                         --          223          $ 29,665       1.25%         --
2016  Lowest contract charge 0.50% Class B    $121.24           --                --         --        4.44%
      Highest contract charge 1.34% Class B   $116.57           --                --         --        3.56%
      All contract charges                         --          204          $ 25,591       0.90%         --
2015  Lowest contract charge 0.50% Class B    $116.09           --                --         --       (0.96)%
      Highest contract charge 1.34% Class B   $112.56           --                --         --       (1.80)%
      All contract charges                         --          181          $ 22,059       1.01%         --
2014  Lowest contract charge 0.50% Class B    $117.21           --                --         --        3.29%
      Highest contract charge 1.34% Class B   $114.62           --                --         --        2.42%
      All contract charges                         --          151          $ 18,926       1.09%         --
2013  Lowest contract charge 0.50% Class B    $113.48           --                --         --        9.97%
      Highest contract charge 1.30% Class B   $132.18           --                --         --        9.08%
      All contract charges                         --          118          $ 14,831       1.92%         --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE STRATEGY
2017  Lowest contract charge 0.50% Class B    $113.89            --               --         --        3.74%
      Highest contract charge 1.34% Class B   $108.58            --               --         --        2.88%
      All contract charges                         --            86         $  9,802       1.04%         --
2016  Lowest contract charge 0.50% Class B    $109.78            --               --         --        2.31%
      Highest contract charge 1.34% Class B   $105.54            --               --         --        1.45%
      All contract charges                         --            87         $  9,714       0.85%         --
2015  Lowest contract charge 0.50% Class B    $107.30            --               --         --       (0.67)%
      Highest contract charge 1.34% Class B   $104.03            --               --         --       (1.51)%
      All contract charges                         --            74         $  8,166       0.87%         --
2014  Lowest contract charge 0.70% Class B    $107.44            --               --         --        1.88%
      Highest contract charge 1.34% Class B   $105.63            --               --         --        1.24%
      All contract charges                         --            61         $  6,971       0.78%         --
2013  Lowest contract charge 0.90% Class B    $105.11            --               --         --        3.44%
      Highest contract charge 1.34% Class B   $104.34            --               --         --        2.98%
      All contract charges                         --            60         $  6,833       1.27%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2017  Lowest contract charge 0.50% Class B    $171.43            --               --         --        8.28%
      Highest contract charge 1.45% Class B   $149.53            --               --         --        7.25%
      All contract charges                         --         1,455         $220,539       1.21%         --
2016  Lowest contract charge 0.50% Class B    $158.32            --               --         --        4.21%
      Highest contract charge 1.45% Class B   $139.42            --               --         --        3.22%
      All contract charges                         --         1,464         $206,424       0.94%         --
2015  Lowest contract charge 0.50% Class B    $151.92            --               --         --       (1.15)%
      Highest contract charge 1.45% Class B   $135.07            --               --         --       (2.09)%
      All contract charges                         --         1,489         $202,513       0.83%         --
2014  Lowest contract charge 0.50% Class B    $153.69            --               --         --        2.64%
      Highest contract charge 1.45% Class B   $137.96            --               --         --        1.67%
      All contract charges                         --         1,503         $208,413       1.02%         --
2013  Lowest contract charge 0.50% Class B    $149.73            --               --         --        9.69%
      Highest contract charge 1.45% Class B   $135.70            --               --         --        8.64%
      All contract charges                         --         1,495         $203,468       1.43%         --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $378.49            --               --         --       25.45%
      Highest contract charge 1.45% Class B   $373.24            --               --         --       24.26%
      All contract charges                         --         1,396         $406,202       1.08%         --
2016  Lowest contract charge 0.50% Class B    $301.70            --               --         --        3.96%
      Highest contract charge 1.45% Class B   $300.37            --               --         --        2.97%
      All contract charges                         --         1,497         $348,728       0.91%         --
2015  Lowest contract charge 0.50% Class B    $290.21            --               --         --       (2.22)%
      Highest contract charge 1.45% Class B   $291.72            --               --         --       (3.15)%
      All contract charges                         --         1,629         $363,975       0.88%         --
2014  Lowest contract charge 0.50% Class B    $296.80            --               --         --        1.18%
      Highest contract charge 1.45% Class B   $301.21            --               --         --        0.21%
      All contract charges                         --         1,741         $398,475       0.95%         --
2013  Lowest contract charge 0.50% Class B    $293.34            --               --         --       19.76%
      Highest contract charge 1.45% Class B   $300.57            --               --         --       18.61%
      All contract charges                         --         1,872         $425,169       0.82%         --
AXA GROWTH STRATEGY
2017  Lowest contract charge 1.10% Class A    $175.20            --               --         --       12.48%
      Highest contract charge 1.25% Class A   $173.00            --               --         --       12.31%
      All contract charges                         --             9         $  1,528       1.51%         --
2016  Lowest contract charge 1.10% Class A    $155.76            --               --         --        6.90%
      Highest contract charge 1.25% Class A   $154.04            --               --         --        6.74%
      All contract charges                         --             9         $  1,370       0.95%         --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
AXA GROWTH STRATEGY (CONTINUED)
2015  Lowest contract charge 1.10% Class A      $145.70            --               --         --        (2.06)%
      Highest contract charge 1.25% Class A     $144.31            --               --         --        (2.22)%
      All contract charges                           --             9         $  1,292       1.14%          --
2014  Lowest contract charge 1.10% Class A      $148.77            --               --         --         4.45%
      Highest contract charge 1.25% Class A     $147.58            --               --         --         4.30%
      All contract charges                           --             9         $  1,323       1.35%          --
2013  Lowest contract charge 1.10% Class A      $142.43            --               --         --        18.88%
      Highest contract charge 1.25% Class A     $141.50            --               --         --        18.70%
      All contract charges                           --             9         $  1,288       2.28%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B      $109.71            --               --         --        25.80%
      Highest contract charge 1.45% Class B     $171.43            --               --         --        24.49%
      All contract charges                           --         1,255         $178,927       1.66%          --
2016  Lowest contract charge 0.40% Class B      $ 87.21            --               --         --        (0.18)%
      Highest contract charge 1.45% Class B     $137.71            --               --         --        (1.23)%
      All contract charges                           --         1,317         $150,471       0.29%          --
2015  Lowest contract charge 0.40% Class B      $ 87.37            --               --         --        (4.73)%
      Highest contract charge 1.45% Class B     $139.43            --               --         --        (5.73)%
      All contract charges                           --         1,380         $159,218       0.06%          --
2014  Lowest contract charge 0.40% Class B(b)   $ 91.71            --               --         --       (10.62)%
      Highest contract charge 1.45% Class B     $147.91            --               --         --        (7.60)%
      All contract charges                           --         1,438         $175,794       1.47%          --
2013  Lowest contract charge 0.50% Class B      $130.94            --               --         --        16.93%
      Highest contract charge 1.45% Class B     $160.07            --               --         --        15.82%
      All contract charges                           --         1,071         $140,564       0.87%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B      $135.76            --               --         --        23.63%
      Highest contract charge 1.34% Class B     $136.28            --               --         --        22.59%
      All contract charges                           --            91         $ 12,260       2.26%          --
2016  Lowest contract charge 0.50% Class B      $109.81            --               --         --        (0.62)%
      Highest contract charge 1.34% Class B     $111.17            --               --         --        (1.45)%
      All contract charges                           --            80         $  8,711       1.28%          --
2015  Lowest contract charge 0.50% Class B      $110.49            --               --         --        (2.89)%
      Highest contract charge 1.34% Class B     $112.81            --               --         --        (3.71)%
      All contract charges                           --            77         $  8,446       0.04%          --
2014  Lowest contract charge 0.50% Class B      $113.78            --               --         --        (6.91)%
      Highest contract charge 1.34% Class B     $117.16            --               --         --        (7.70)%
      All contract charges                           --            62         $  7,169       0.86%          --
2013  Lowest contract charge 0.70% Class B      $129.69            --               --         --        20.26%
      Highest contract charge 1.34% Class B     $126.93            --               --         --        19.49%
      All contract charges                           --            54         $  6,695       0.00%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B      $143.02            --               --         --        22.88%
      Highest contract charge 1.45% Class B     $163.58            --               --         --        21.59%
      All contract charges                           --         1,275         $194,737       1.90%          --
2016  Lowest contract charge 0.40% Class B      $116.39            --               --         --         0.34%
      Highest contract charge 1.45% Class B     $134.53            --               --         --        (0.72)%
      All contract charges                           --         1,359         $170,173       0.47%          --
2015  Lowest contract charge 0.40% Class B      $115.99            --               --         --        (3.55)%
      Highest contract charge 1.45% Class B     $135.50            --               --         --        (4.56)%
      All contract charges                           --         1,434         $180,159       0.10%          --
2014  Lowest contract charge 0.40% Class B      $120.26            --               --         --        (7.55)%
      Highest contract charge 1.45% Class B     $141.98            --               --         --        (8.52)%
      All contract charges                           --         1,507         $198,047       1.58%          --
2013  Lowest contract charge 0.40% Class B      $130.08            --               --         --        18.85%
      Highest contract charge 1.45% Class B     $155.21            --               --         --        17.60%
      All contract charges                           --         1,611         $231,103       1.13%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP CORE MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $199.63            --               --         --       21.34%
      Highest contract charge 1.45% Class B   $177.86            --               --         --       20.19%
      All contract charges                         --           184         $ 33,713       1.00%         --
2016  Lowest contract charge 0.50% Class B    $164.52            --               --         --        9.29%
      Highest contract charge 1.45% Class B   $147.98            --               --         --        8.24%
      All contract charges                         --           193         $ 29,417       1.10%         --
2015  Lowest contract charge 0.50% Class B    $150.54            --               --         --       (0.13)%
      Highest contract charge 1.45% Class B   $136.72            --               --         --       (1.08)%
      All contract charges                         --           210         $ 29,443       0.92%         --
2014  Lowest contract charge 0.50% Class B    $150.74            --               --         --       11.07%
      Highest contract charge 1.45% Class B   $138.21            --               --         --       10.00%
      All contract charges                         --           226         $ 31,988       1.19%         --
2013  Lowest contract charge 0.70% Class B    $140.10            --               --         --       30.63%
      Highest contract charge 1.45% Class B   $125.65            --               --         --       29.66%
      All contract charges                         --           127         $ 16,453       0.50%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $147.20            --               --         --       28.57%
      Highest contract charge 1.45% Class B   $210.93            --               --         --       27.35%
      All contract charges                         --         2,424         $751,814       0.49%         --
2016  Lowest contract charge 0.50% Class B    $114.49            --               --         --        4.99%
      Highest contract charge 1.45% Class B   $165.63            --               --         --        3.99%
      All contract charges                         --         2,596         $631,454       0.56%         --
2015  Lowest contract charge 0.50% Class B    $109.05            --               --         --        3.51%
      Highest contract charge 1.45% Class B   $159.28            --               --         --        2.52%
      All contract charges                         --         2,799         $652,035       0.28%         --
2014  Lowest contract charge 0.50% Class B    $105.35            --               --         --       10.53%
      Highest contract charge 1.45% Class B   $155.36            --               --         --        9.48%
      All contract charges                         --         2,986         $677,417       0.26%         --
2013  Lowest contract charge 0.50% Class B    $ 95.31            --               --         --       34.71%
      Highest contract charge 1.45% Class B   $141.91            --               --         --       33.42%
      All contract charges                         --         1,355         $283,323       0.17%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.70% Class A    $211.91            --               --         --       13.06%
      Highest contract charge 1.45% Class A   $197.23            --               --         --       12.21%
      All contract charges                         --         4,163         $784,636       1.51%         --
2016  Lowest contract charge 0.70% Class A    $187.43            --               --         --       14.52%
      Highest contract charge 1.45% Class A   $175.77            --               --         --       13.66%
      All contract charges                         --         4,488         $752,898       1.68%         --
2015  Lowest contract charge 0.70% Class A    $163.67            --               --         --       (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --               --         --       (5.41)%
      All contract charges                         --         4,848         $714,601       1.57%         --
2014  Lowest contract charge 0.70% Class A    $171.72            --               --         --       11.44%
      Highest contract charge 1.45% Class A   $163.49            --               --         --       10.60%
      All contract charges                         --         5,193         $808,406       1.37%         --
2013  Lowest contract charge 0.70% Class A    $154.09            --               --         --       31.54%
      Highest contract charge 1.45% Class A   $147.82            --               --         --       30.55%
      All contract charges                         --         5,346         $751,645       1.05%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B    $189.41            --               --         --       13.41%
      Highest contract charge 1.30% Class B   $136.58            --               --         --       12.39%
      All contract charges                         --           505         $ 98,028       1.51%         --
2016  Lowest contract charge 0.40% Class B    $167.02            --               --         --       14.86%
      Highest contract charge 1.30% Class B   $121.52            --               --         --       13.85%
      All contract charges                         --           552         $ 94,855       1.68%         --
2015  Lowest contract charge 0.40% Class B    $145.41            --               --         --       (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --               --         --       (5.25)%
      All contract charges                         --           619         $ 92,983       1.57%         --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY (CONTINUED)
2014  Lowest contract charge 0.40% Class B    $152.11            --                --        --       11.78%
      Highest contract charge 1.30% Class B   $112.66            --                --        --       10.79%
      All contract charges                         --           682        $  108,045      1.37%         --
2013  Lowest contract charge 0.40% Class B    $136.08            --                --        --       31.95%
      Highest contract charge 1.30% Class B   $101.69            --                --        --       30.77%
                                                   --           653        $   93,695      1.05%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $347.42            --                --        --       11.76%
      Highest contract charge 1.45% Class B   $234.18            --                --        --       10.70%
      All contract charges                         --         1,777        $  523,415      1.05%         --
2016  Lowest contract charge 0.50% Class B    $310.86            --                --        --       17.08%
      Highest contract charge 1.45% Class B   $211.55            --                --        --       15.98%
      All contract charges                         --         1,901        $  505,176      1.22%         --
2015  Lowest contract charge 0.50% Class B    $265.50            --                --        --       (4.02)%
      Highest contract charge 1.45% Class B   $182.41            --                --        --       (4.94)%
      All contract charges                         --         2,042        $  467,179      0.75%         --
2014  Lowest contract charge 0.50% Class B    $276.62            --                --        --       10.32%
      Highest contract charge 1.45% Class B   $191.89            --                --        --        9.26%
      All contract charges                         --         2,184        $  524,830      0.58%         --
2013  Lowest contract charge 0.50% Class B    $250.75            --                --        --       32.41%
      Highest contract charge 1.45% Class B   $175.62            --                --        --       31.15%
      All contract charges                         --         2,362        $  518,799      0.51%         --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.70% Class A    $232.83            --                --        --       10.27%
      Highest contract charge 1.45% Class A   $175.68            --                --        --        9.44%
      All contract charges                         --        10,984        $1,160,934      1.23%         --
2016  Lowest contract charge 0.70% Class A    $211.14            --                --        --        4.62%
      Highest contract charge 1.45% Class A   $160.53            --                --        --        3.84%
      All contract charges                         --        11,858        $1,132,721      0.90%         --
2015  Lowest contract charge 0.70% Class A    $201.82            --                --        --       (1.58)%
      Highest contract charge 1.45% Class A   $154.60            --                --        --       (2.32)%
      All contract charges                         --        12,791        $1,164,680      0.82%         --
2014  Lowest contract charge 0.70% Class A    $205.05            --                --        --        2.31%
      Highest contract charge 1.45% Class A   $158.27            --                --        --        1.53%
      All contract charges                         --        13,795        $1,271,667      1.09%         --
2013  Lowest contract charge 0.70% Class A    $200.42            --                --        --       12.32%
      Highest contract charge 1.45% Class A   $155.88            --                --        --       11.48%
      All contract charges                         --        14,831        $1,331,767      1.61%         --
AXA MODERATE ALLOCATION
2017  Lowest contract charge 0.40% Class B    $135.67            --                --        --       10.61%
      Highest contract charge 1.30% Class B   $132.24            --                --        --        9.62%
      All contract charges                         --         3,055        $  518,853      1.23%         --
2016  Lowest contract charge 0.40% Class B    $122.66            --                --        --        4.94%
      Highest contract charge 1.30% Class B   $120.63            --                --        --        4.01%
      All contract charges                         --         3,061        $  471,480      0.90%         --
2015  Lowest contract charge 0.40% Class B    $116.89            --                --        --       (1.28)%
      Highest contract charge 1.30% Class B   $115.98            --                --        --       (2.16)%
      All contract charges                         --         3,011        $  443,187      0.82%         --
2014  Lowest contract charge 0.40% Class B    $118.40            --                --        --        2.62%
      Highest contract charge 1.30% Class B   $118.54            --                --        --        1.71%
      All contract charges                         --         2,887        $  432,074      1.09%         --
2013  Lowest contract charge 0.40% Class B    $115.38            --                --        --       12.65%
      Highest contract charge 1.30% Class B   $116.55            --                --        --       11.66%
      All contract charges                         --         2,631        $  385,285      1.61%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY
2017  Lowest contract charge 0.50% Class B    $148.43            --                --        --       11.23%
      Highest contract charge 1.45% Class B   $140.62            --                --        --       10.18%
      All contract charges                         --           464        $   66,158      1.51%         --
2016  Lowest contract charge 0.50% Class B    $133.44            --                --        --        6.52%
      Highest contract charge 1.45% Class B   $127.63            --                --        --        5.51%
      All contract charges                         --           392        $   50,651      1.01%         --
2015  Lowest contract charge 0.50% Class B    $125.27            --                --        --       (1.28)%
      Highest contract charge 1.45% Class B   $120.97            --                --        --       (2.23)%
      All contract charges                         --           304        $   37,073      1.26%         --
2014  Lowest contract charge 0.50% Class B    $126.90            --                --        --        4.48%
      Highest contract charge 1.45% Class B   $123.73            --                --        --        3.49%
      All contract charges                         --           204        $   25,397      1.56%         --
2013  Lowest contract charge 0.50% Class B    $121.46            --                --        --       16.30%
      Highest contract charge 1.45% Class B   $119.56            --                --        --       15.19%
      All contract charges                         --           103        $   12,401      3.60%         --
AXA MODERATE-PLUS ALLOCATION
2017  Lowest contract charge 0.50% Class B    $217.78            --                --        --       14.32%
      Highest contract charge 1.45% Class B   $189.96            --                --        --       13.23%
      All contract charges                         --         6,255        $1,211,042      1.40%         --
2016  Lowest contract charge 0.50% Class B    $190.50            --                --        --        6.73%
      Highest contract charge 1.45% Class B   $167.76            --                --        --        5.72%
      All contract charges                         --         6,382        $1,086,620      0.91%         --
2015  Lowest contract charge 0.50% Class B    $178.48            --                --        --       (1.78)%
      Highest contract charge 1.45% Class B   $158.68            --                --        --       (2.72)%
      All contract charges                         --         6,504        $1,044,145      0.90%         --
2014  Lowest contract charge 0.50% Class B    $181.72            --                --        --        3.25%
      Highest contract charge 1.45% Class B   $163.12            --                --        --        2.26%
      All contract charges                         --         6,570        $1,080,414      1.32%         --
2013  Lowest contract charge 0.50% Class B    $176.00            --                --        --       19.19%
      Highest contract charge 1.45% Class B   $159.51            --                --        --       18.05%
      All contract charges                         --         6,592        $1,057,036      2.15%         --
AXA/AB DYNAMIC MODERATE GROWTH
2017  Lowest contract charge 0.50% Class B    $143.43            --                --        --       12.34%
      Highest contract charge 1.34% Class B   $136.73            --                --        --       11.39%
      All contract charges                         --           138        $   18,919      1.22%         --
2016  Lowest contract charge 0.50% Class B    $127.68            --                --        --        3.26%
      Highest contract charge 1.34% Class B   $122.75            --                --        --        2.39%
      All contract charges                         --           134        $   16,587      0.41%         --
2015  Lowest contract charge 0.50% Class B    $123.65            --                --        --       (1.11)%
      Highest contract charge 1.34% Class B   $119.89            --                --        --       (1.95)%
      All contract charges                         --           120        $   14,425      0.80%         --
2014  Lowest contract charge 0.50% Class B    $125.04            --                --        --        4.25%
      Highest contract charge 1.34% Class B   $122.27            --                --        --        3.37%
      All contract charges                         --            95        $   11,621      1.09%         --
2013  Lowest contract charge 0.70% Class B    $119.54            --                --        --       15.35%
      Highest contract charge 1.34% Class B   $118.28            --                --        --       14.61%
      All contract charges                         --            46        $    5,435      0.42%         --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.70% Class A    $371.06            --                --        --       21.81%
      Highest contract charge 1.45% Class A   $300.04            --                --        --       20.90%
      All contract charges                         --           761        $  318,454      0.27%         --
2016  Lowest contract charge 0.70% Class A    $304.61            --                --        --       11.79%
      Highest contract charge 1.45% Class A   $248.18            --                --        --       10.95%
      All contract charges                         --           819        $  283,441      0.36%         --
2015  Lowest contract charge 0.70% Class A    $272.48            --                --        --       (3.59)%
      Highest contract charge 1.45% Class A   $223.69            --                --        --       (4.32)%
      All contract charges                         --           887        $  276,150      0.05%         --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2014  Lowest contract charge 0.70% Class A    $282.62            --               --         --        2.85%
      Highest contract charge 1.45% Class A   $233.78            --               --         --        2.07%
      All contract charges                         --           955         $310,247       0.06%         --
2013  Lowest contract charge 0.70% Class A    $274.79            --               --         --       37.20%
      Highest contract charge 1.45% Class A   $229.03            --               --         --       36.17%
      All contract charges                         --         1,032         $327,707       0.05%         --
AXA/AB SMALL CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $244.89            --               --         --       22.06%
      Highest contract charge 1.30% Class B   $231.30            --               --         --       21.10%
      All contract charges                         --           256         $ 76,002       0.27%         --
2016  Lowest contract charge 0.50% Class B    $200.63            --               --         --       12.01%
      Highest contract charge 1.30% Class B   $191.00            --               --         --       11.13%
      All contract charges                         --           252         $ 61,734       0.36%         --
2015  Lowest contract charge 0.50% Class B    $179.11            --               --         --       (3.39)%
      Highest contract charge 1.30% Class B   $171.87            --               --         --       (4.16)%
      All contract charges                         --           250         $ 55,409       0.05%         --
2014  Lowest contract charge 0.50% Class B    $185.40            --               --         --        3.06%
      Highest contract charge 1.30% Class B   $179.33            --               --         --        2.25%
      All contract charges                         --           248         $ 58,063       0.06%         --
2013  Lowest contract charge 0.50% Class B    $179.90            --               --         --       37.49%
      Highest contract charge 1.30% Class B   $175.39            --               --         --       36.39%
      All contract charges                         --           250         $ 58,082       0.05%         --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $238.30            --               --         --       24.97%
      Highest contract charge 1.45% Class B   $206.76            --               --         --       23.78%
      All contract charges                         --           753         $160,742       0.07%         --
2016  Lowest contract charge 0.50% Class B    $190.69            --               --         --        0.38%
      Highest contract charge 1.45% Class B   $167.04            --               --         --       (0.58)%
      All contract charges                         --           887         $152,942       0.00%         --
2015  Lowest contract charge 0.50% Class B    $189.97            --               --         --        0.76%
      Highest contract charge 1.45% Class B   $168.01            --               --         --       (0.20)%
      All contract charges                         --         1,022         $177,302       0.00%         --
2014  Lowest contract charge 0.50% Class B    $188.54            --               --         --        3.28%
      Highest contract charge 1.45% Class B   $168.35            --               --         --        2.30%
      All contract charges                         --         1,111         $192,775       0.00%         --
2013  Lowest contract charge 0.50% Class B    $182.55            --               --         --       38.38%
      Highest contract charge 1.45% Class B   $164.57            --               --         --       37.06%
      All contract charges                         --         1,169         $197,650       0.00%         --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2017  Lowest contract charge 0.40% Class B    $143.50            --               --         --        9.58%
      Highest contract charge 1.45% Class B   $143.26            --               --         --        8.42%
      All contract charges                         --           648         $ 94,188       2.55%         --
2016  Lowest contract charge 0.40% Class B    $130.96            --               --         --        9.99%
      Highest contract charge 1.45% Class B   $132.13            --               --         --        8.85%
      All contract charges                         --           668         $ 89,565       2.48%         --
2015  Lowest contract charge 0.40% Class B    $119.06            --               --         --       (3.42)%
      Highest contract charge 1.45% Class B   $121.39            --               --         --       (4.44)%
      All contract charges                         --           710         $ 87,422       2.32%         --
2014  Lowest contract charge 0.40% Class B    $123.27            --               --         --        5.77%
      Highest contract charge 1.45% Class B   $127.03            --               --         --        4.65%
      All contract charges                         --           722         $ 92,522       2.38%         --
2013  Lowest contract charge 0.40% Class B    $116.54            --               --         --       14.12%
      Highest contract charge 1.45% Class B   $121.38            --               --         --       12.92%
      All contract charges                         --           664         $ 81,308       2.40%         --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $191.43            --               --         --       11.18%
      Highest contract charge 1.45% Class B   $171.74            --               --         --       10.12%
      All contract charges                         --           119         $ 20,921       0.54%         --
2016  Lowest contract charge 0.50% Class B    $172.18            --               --         --       24.24%
      Highest contract charge 1.45% Class B   $155.96            --               --         --       23.06%
      All contract charges                         --           123         $ 19,631       0.38%         --
2015  Lowest contract charge 0.50% Class B    $138.59            --               --         --       (7.01)%
      Highest contract charge 1.45% Class B   $126.74            --               --         --       (7.89)%
      All contract charges                         --           127         $ 16,276       0.23%         --
2014  Lowest contract charge 0.50% Class B    $149.03            --               --         --        1.62%
      Highest contract charge 1.45% Class B   $137.60            --               --         --        0.64%
      All contract charges                         --           137         $ 18,940       0.02%         --
2013  Lowest contract charge 0.50% Class B    $146.66            --               --         --       36.00%
      Highest contract charge 1.45% Class B   $136.72            --               --         --       34.70%
      All contract charges                         --           144         $ 19,941       0.11%         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B    $142.04            --               --         --       14.38%
      Highest contract charge 1.45% Class B   $128.28            --               --         --       13.29%
      All contract charges                         --           580         $ 76,371       1.68%         --
2016  Lowest contract charge 0.50% Class B    $124.18            --               --         --        8.95%
      Highest contract charge 1.34% Class B   $114.45            --               --         --        8.03%
      All contract charges                         --           600         $ 69,558       1.63%         --
2015  Lowest contract charge 0.50% Class B    $113.98            --               --         --       (3.28)%
      Highest contract charge 1.34% Class B   $105.94            --               --         --       (4.10)%
      All contract charges                         --           646         $ 69,206       1.24%         --
2014  Lowest contract charge 0.50% Class B    $117.85            --               --         --        4.94%
      Highest contract charge 1.34% Class B   $110.47            --               --         --        4.06%
      All contract charges                         --           646         $ 72,011       1.75%         --
2013  Lowest contract charge 0.50% Class B    $112.30            --               --         --       22.68%
      Highest contract charge 1.34% Class B   $106.16            --               --         --       21.63%
      All contract charges                         --           599         $ 64,174       1.18%         --
AXA/JANUS ENTERPRISE
2017  Lowest contract charge 0.40% Class B    $160.41            --               --         --       27.39%
      Highest contract charge 1.45% Class B   $242.58            --               --         --       26.05%
      All contract charges                         --         1,264         $304,349       0.00%         --
2016  Lowest contract charge 0.40% Class B    $125.92            --               --         --       (4.71)%
      Highest contract charge 1.45% Class B   $192.44            --               --         --       (5.72)%
      All contract charges                         --         1,279         $244,983       0.00%         --
2015  Lowest contract charge 0.40% Class B    $132.15            --               --         --       (5.87)%
      Highest contract charge 1.45% Class B   $204.11            --               --         --       (6.86)%
      All contract charges                         --         1,341         $269,875       0.00%         --
2014  Lowest contract charge 0.40% Class B    $140.39            --               --         --       (1.11)%
      Highest contract charge 1.45% Class B   $219.15            --               --         --       (2.15)%
      All contract charges                         --         1,333         $287,981       0.00%         --
2013  Lowest contract charge 0.40% Class B    $141.96            --               --         --       37.99%
      Highest contract charge 1.45% Class B   $223.97            --               --         --       36.53%
      All contract charges                         --         1,315         $290,113       0.00%         --
AXA/LOOMIS SAYLES GROWTH
2017  Lowest contract charge 0.40% Class B    $215.61            --               --         --       34.05%
      Highest contract charge 1.45% Class B   $285.62            --               --         --       32.65%
      All contract charges                         --           325         $ 91,309       0.18%         --
2016  Lowest contract charge 0.40% Class B    $160.84            --               --         --        6.38%
      Highest contract charge 1.45% Class B   $215.32            --               --         --        5.27%
      All contract charges                         --           286         $ 61,039       0.37%         --
2015  Lowest contract charge 0.40% Class B    $151.19            --               --         --       11.08%
      Highest contract charge 1.45% Class B   $204.55            --               --         --        9.91%
      All contract charges                         --           223         $ 45,979       0.12%         --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2014  Lowest contract charge 0.40% Class B       $136.11           --               --          --        7.39%
      Highest contract charge 1.45% Class B      $186.11           --               --          --        6.26%
      All contract charges                            --          223          $42,010        0.11%         --
2013  Lowest contract charge 0.40% Class B       $126.74           --               --          --       26.75%
      Highest contract charge 1.45% Class B      $175.15           --               --          --       25.43%
      All contract charges                            --          255          $44,612        0.81%         --
AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B       $174.82           --               --          --       13.63%
      Highest contract charge 1.45% Class B      $156.85           --               --          --       12.55%
      All contract charges                            --          175          $27,935        1.02%         --
2016  Lowest contract charge 0.50% Class B       $153.85           --               --          --       12.60%
      Highest contract charge 1.45% Class B      $139.36           --               --          --       11.52%
      All contract charges                            --          189          $26,930        2.21%         --
2015  Lowest contract charge 0.50% Class B       $136.64           --               --          --       (2.87)%
      Highest contract charge 1.45% Class B      $124.96           --               --          --       (3.80)%
      All contract charges                            --          203          $25,859        1.81%         --
2014  Lowest contract charge 0.50% Class B       $140.68           --               --          --        9.16%
      Highest contract charge 1.45% Class B      $129.89           --               --          --        8.11%
      All contract charges                            --          225          $29,735        1.75%         --
2013  Lowest contract charge 0.50% Class B       $128.88           --               --          --       28.62%
      Highest contract charge 1.45% Class B      $120.15           --               --          --       27.40%
      All contract charges                            --          251          $30,649        0.70%         --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2017  Lowest contract charge 0.50% Class B       $151.20           --               --          --       20.69%
      Highest contract charge 1.45% Class B      $135.65           --               --          --       19.54%
      All contract charges                            --          370          $51,182        1.41%         --
2016  Lowest contract charge 0.50% Class B       $125.28           --               --          --        4.74%
      Highest contract charge 1.45% Class B      $113.48           --               --          --        3.75%
      All contract charges                            --          381          $43,936        0.69%         --
2015  Lowest contract charge 0.50% Class B       $119.61           --               --          --       (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --               --          --       (4.05)%
      All contract charges                            --          399          $44,162        0.00%         --
2014  Lowest contract charge 0.50% Class B       $123.46           --               --          --        0.59%
      Highest contract charge 1.45% Class B      $114.00           --               --          --       (0.37)%
      All contract charges                            --          405          $46,619        1.40%         --
2013  Lowest contract charge 0.50% Class B       $122.73           --               --          --       26.30%
      Highest contract charge 1.45% Class B      $114.42           --               --          --       25.10%
      All contract charges                            --          394          $45,428        0.82%         --
CHARTER/SM/ MODERATE(J)
2017  Lowest contract charge 0.50% Class B(i)    $105.68           --               --          --        5.44%
      Highest contract charge 1.25% Class B(i)   $105.16           --               --          --        4.95%
      All contract charges                            --            3          $   324        1.87%         --
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.70% Class A       $121.91           --               --          --        1.52%
      Highest contract charge 1.45% Class A      $ 97.84           --               --          --        0.75%
      All contract charges                            --          344          $57,497        1.56%         --
2016  Lowest contract charge 0.70% Class A       $120.09           --               --          --        2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --               --          --        1.44%
      All contract charges                            --          370          $61,071        1.95%         --
2015  Lowest contract charge 0.70% Class A       $117.49           --               --          --       (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --               --          --       (2.08)%
      All contract charges                            --          401          $65,307        1.52%         --
2014  Lowest contract charge 0.70% Class A       $119.08           --               --          --        1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --               --          --        0.90%
      All contract charges                            --          433          $72,235        2.48%         --
2013  Lowest contract charge 0.70% Class A       $117.13           --               --          --       (1.70)%
      Highest contract charge 1.45% Class A      $ 96.89           --               --          --       (2.45)%
      All contract charges                            --          476          $78,335        3.40%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2017  Lowest contract charge 0.50% Class B    $138.03            --               --         --         1.72%
      Highest contract charge 1.30% Class B   $ 96.25            --               --         --         0.92%
      All contract charges                         --           243         $ 25,610       1.56%          --
2016  Lowest contract charge 0.50% Class B    $135.69            --               --         --         2.42%
      Highest contract charge 1.30% Class B   $ 95.37            --               --         --         1.61%
      All contract charges                         --           249         $ 25,975       1.95%          --
2015  Lowest contract charge 0.50% Class B    $132.49            --               --         --        (1.13)%
      Highest contract charge 1.30% Class B   $ 93.86            --               --         --        (1.92)%
      All contract charges                         --           256         $ 26,346       1.52%          --
2014  Lowest contract charge 0.50% Class B    $134.01            --               --         --         1.88%
      Highest contract charge 1.30% Class B   $ 95.70            --               --         --         1.08%
      All contract charges                         --           262         $ 27,445       2.48%          --
2013  Lowest contract charge 0.50% Class B    $131.54            --               --         --        (1.36)%
      Highest contract charge 1.30% Class B   $ 94.68            --               --         --        (2.15)%
      All contract charges                         --           275         $ 28,502       3.40%          --
CHARTER/SM/ SMALL CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $226.80            --               --         --        23.74%
      Highest contract charge 1.45% Class B   $199.78            --               --         --        22.56%
      All contract charges                         --           231         $ 46,802       2.62%          --
2016  Lowest contract charge 0.50% Class B    $183.29            --               --         --         8.81%
      Highest contract charge 1.45% Class B   $163.00            --               --         --         7.77%
      All contract charges                         --           244         $ 40,272       0.00%          --
2015  Lowest contract charge 0.50% Class B    $168.45            --               --         --        (6.52)%
      Highest contract charge 1.45% Class B   $151.25            --               --         --        (7.41)%
      All contract charges                         --           265         $ 40,398       0.26%          --
2014  Lowest contract charge 0.70% Class B    $176.51            --               --         --        (3.29)%
      Highest contract charge 1.45% Class B   $163.35            --               --         --        (4.02)%
      All contract charges                         --           288         $ 47,082       0.00%          --
2013  Lowest contract charge 0.50% Class B    $185.94            --               --         --        47.03%
      Highest contract charge 1.45% Class B   $170.19            --               --         --        45.64%
      All contract charges                         --           340         $ 57,990       0.00%          --
CHARTER/SM/ SMALL CAP VALUE
2017  Lowest contract charge 0.50% Class B    $303.06            --               --         --        10.74%
      Highest contract charge 1.45% Class B   $211.80            --               --         --         9.68%
      All contract charges                         --           434         $118,439       1.45%          --
2016  Lowest contract charge 0.50% Class B    $273.66            --               --         --        24.61%
      Highest contract charge 1.45% Class B   $193.10            --               --         --        23.43%
      All contract charges                         --           469         $117,210       1.36%          --
2015  Lowest contract charge 0.50% Class B    $219.62            --               --         --       (13.57)%
      Highest contract charge 1.45% Class B   $156.45            --               --         --       (14.40)%
      All contract charges                         --           504         $101,765       0.51%          --
2014  Lowest contract charge 0.50% Class B    $254.09            --               --         --        (5.58)%
      Highest contract charge 1.45% Class B   $182.76            --               --         --        (6.48)%
      All contract charges                         --           537         $126,327       0.16%          --
2013  Lowest contract charge 0.50% Class B    $269.12            --               --         --        42.01%
      Highest contract charge 1.45% Class B   $195.43            --               --         --        40.65%
      All contract charges                         --           592         $148,120       0.55%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2017  Lowest contract charge 0.50% Class B    $278.13            --               --         --         7.57%
      Highest contract charge 1.45% Class B   $292.62            --               --         --         6.55%
      All contract charges                         --         2,378         $791,517       1.41%          --
2016  Lowest contract charge 0.50% Class B    $258.55            --               --         --        17.38%
      Highest contract charge 1.45% Class B   $274.64            --               --         --        16.26%
      All contract charges                         --         2,429         $759,183       1.54%          --
2015  Lowest contract charge 0.50% Class B    $220.27            --               --         --        (6.62)%
      Highest contract charge 1.45% Class B   $236.23            --               --         --        (7.51)%
      All contract charges                         --         2,398         $648,716       1.31%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/BLACKROCK BASIC VALUE EQUITY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $235.89            --                --        --        9.16%
      Highest contract charge 1.45% Class B   $255.41            --                --        --        8.11%
      All contract charges                         --         2,356        $  693,101      1.09%         --
2013  Lowest contract charge 0.50% Class B    $216.10            --                --        --       37.04%
      Highest contract charge 1.45% Class B   $236.25            --                --        --       35.74%
      All contract charges                         --         2,291        $  629,177      1.65%         --
EQ/CAPITAL GUARDIAN RESEARCH
2017  Lowest contract charge 0.70% Class B    $294.05            --                --        --       24.56%
      Highest contract charge 1.45% Class B   $255.85            --                --        --       23.62%
      All contract charges                         --           907        $  226,594      0.78%         --
2016  Lowest contract charge 0.70% Class B    $236.07            --                --        --        7.66%
      Highest contract charge 1.45% Class B   $206.96            --                --        --        6.86%
      All contract charges                         --           954        $  194,061      0.87%         --
2015  Lowest contract charge 0.70% Class B    $219.27            --                --        --        1.20%
      Highest contract charge 1.45% Class B   $193.68            --                --        --        0.43%
      All contract charges                         --         1,011        $  193,583      0.57%         --
2014  Lowest contract charge 0.70% Class B    $216.67            --                --        --        9.74%
      Highest contract charge 1.45% Class B   $192.85            --                --        --        8.91%
      All contract charges                         --         1,058        $  203,147      0.70%         --
2013  Lowest contract charge 0.70% Class B    $197.44            --                --        --       30.84%
      Highest contract charge 1.45% Class B   $177.07            --                --        --       29.85%
      All contract charges                         --         1,151        $  203,683      1.45%         --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.70% Class A    $299.68            --                --        --       19.63%
      Highest contract charge 1.45% Class A   $202.81            --                --        --       18.73%
      All contract charges                         --         3,556        $2,249,181      1.29%         --
2016  Lowest contract charge 0.70% Class A    $250.51            --                --        --       10.91%
      Highest contract charge 1.45% Class A   $170.82            --                --        --       10.08%
      All contract charges                         --         3,867        $2,054,312      1.54%         --
2015  Lowest contract charge 0.70% Class A    $225.87            --                --        --       (0.76)%
      Highest contract charge 1.45% Class A   $155.18            --                --        --       (1.50)%
      All contract charges                         --         4,237        $2,036,713      1.35%         --
2014  Lowest contract charge 0.70% Class A    $227.59            --                --        --       11.27%
      Highest contract charge 1.45% Class A   $157.55            --                --        --       10.43%
      All contract charges                         --         4,600        $2,238,543      1.22%         --
2013  Lowest contract charge 0.70% Class A    $204.53            --                --        --       31.54%
      Highest contract charge 1.45% Class A   $142.67            --                --        --       30.55%
      All contract charges                         --         5,042        $2,214,801      1.28%         --
EQ/COMMON STOCK INDEX
2017  Lowest contract charge 0.40% Class B    $199.52            --                --        --       19.99%
      Highest contract charge 1.30% Class B   $180.90            --                --        --       18.93%
      All contract charges                         --           917        $  179,724      1.29%         --
2016  Lowest contract charge 0.40% Class B    $166.28            --                --        --       11.25%
      Highest contract charge 1.30% Class B   $152.11            --                --        --       10.26%
      All contract charges                         --           881        $  144,886      1.54%         --
2015  Lowest contract charge 0.40% Class B    $149.47            --                --        --       (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                --        --       (1.34)%
      All contract charges                         --           870        $  130,043      1.35%         --
2014  Lowest contract charge 0.40% Class B    $150.16            --                --        --       11.61%
      Highest contract charge 1.30% Class B   $139.83            --                --        --       10.61%
      All contract charges                         --           888        $  134,632      1.22%         --
2013  Lowest contract charge 0.40% Class B    $134.54            --                --        --       31.94%
      Highest contract charge 1.30% Class B   $126.42            --                --        --       30.76%
      All contract charges                         --           908        $  125,249      1.28%         --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/CORE BOND INDEX
2017  Lowest contract charge 0.40% Class B       $103.14            --                --        --         1.06%
      Highest contract charge 1.45% Class B      $112.84            --                --        --         0.00%
      All contract charges                            --           983        $  114,129      1.58%          --
2016  Lowest contract charge 0.40% Class B       $102.06            --                --        --         0.97%
      Highest contract charge 1.45% Class B      $112.84            --                --        --        (0.09)%
      All contract charges                            --           991        $  114,324      1.52%          --
2015  Lowest contract charge 0.40% Class B       $101.08            --                --        --         0.04%
      Highest contract charge 1.45% Class B      $112.94            --                --        --        (1.03)%
      All contract charges                            --           963        $  110,934      1.50%          --
2014  Lowest contract charge 0.40% Class B       $101.04            --                --        --         2.01%
      Highest contract charge 1.45% Class B      $114.11            --                --        --         0.94%
      All contract charges                            --           956        $  111,253      1.30%          --
2013  Lowest contract charge 0.40% Class B       $ 99.05            --                --        --        (1.99)%
      Highest contract charge 1.45% Class B      $113.05            --                --        --        (3.02)%
      All contract charges                            --           981        $  112,879      1.15%          --
EQ/EMERGING MARKETS EQUITY PLUS
2017  Lowest contract charge 0.50% Class B       $108.45            --                --        --        33.35%
      Highest contract charge 1.45% Class B(a)   $103.73            --                --        --        32.07%
      All contract charges                            --           125        $   13,139      1.18%          --
2016  Lowest contract charge 0.50% Class B       $ 81.33            --                --        --         9.15%
      Highest contract charge 1.34% Class B      $ 78.86            --                --        --         8.23%
      All contract charges                            --            72        $    5,741      0.92%          --
2015  Lowest contract charge 0.50% Class B       $ 74.51            --                --        --       (18.56)%
      Highest contract charge 1.34% Class B      $ 72.86            --                --        --       (19.24)%
      All contract charges                            --            54        $    3,974      0.74%          --
2014  Lowest contract charge 0.50% Class B       $ 91.49            --                --        --        (3.64)%
      Highest contract charge 1.34% Class B      $ 90.22            --                --        --        (4.46)%
      All contract charges                            --            33        $    3,010      0.73%          --
2013  Lowest contract charge 0.50% Class B(a)    $ 94.95            --                --        --        (4.18)%
      Highest contract charge 1.34% Class B(a)   $ 94.43            --                --        --        (4.67)%
      All contract charges                            --            12        $    1,233      1.05%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.70% Class A       $332.03            --                --        --        20.20%
      Highest contract charge 1.45% Class A      $226.62            --                --        --        19.29%
      All contract charges                            --         1,974        $1,164,818      1.48%          --
2016  Lowest contract charge 0.70% Class A       $276.23            --                --        --        10.46%
      Highest contract charge 1.45% Class A      $189.97            --                --        --         9.63%
      All contract charges                            --         2,006        $  993,755      1.68%          --
2015  Lowest contract charge 0.70% Class A       $250.07            --                --        --         0.09%
      Highest contract charge 1.45% Class A      $173.28            --                --        --        (0.66)%
      All contract charges                            --         2,050        $  923,739      1.64%          --
2014  Lowest contract charge 0.70% Class A       $249.84            --                --        --        12.19%
      Highest contract charge 1.45% Class A      $174.44            --                --        --        11.34%
      All contract charges                            --         2,097        $  950,100      1.41%          --
2013  Lowest contract charge 0.70% Class A       $222.70            --                --        --        30.59%
      Highest contract charge 1.45% Class A      $156.67            --                --        --        29.60%
      All contract charges                            --         2,171        $  883,708      1.48%          --
EQ/EQUITY 500 INDEX
2017  Lowest contract charge 0.40% Class B       $200.06            --                --        --        20.56%
      Highest contract charge 1.30% Class B      $199.56            --                --        --        19.48%
      All contract charges                            --         2,120        $  468,158      1.48%          --
2016  Lowest contract charge 0.40% Class B       $165.94            --                --        --        10.78%
      Highest contract charge 1.30% Class B      $167.02            --                --        --         9.81%
      All contract charges                            --         1,771        $  325,092      1.68%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2015  Lowest contract charge 0.40% Class B      $149.79            --               --         --        0.39%
      Highest contract charge 1.30% Class B     $ 152.1            --               --         --       (0.51)%
      All contract charges                           --         1,478         $245,385       1.64%         --
2014  Lowest contract charge 0.40% Class B      $149.21            --               --         --       12.53%
      Highest contract charge 1.30% Class B     $152.88            --               --         --       11.52%
      All contract charges                           --         1,253         $207,743       1.41%         --
2013  Lowest contract charge 0.40% Class B      $132.60            --               --         --       30.99%
      Highest contract charge 1.30% Class B     $137.09            --               --         --       29.83%
      All contract charges                           --         1,095         $162,807       1.48%         --
EQ/GLOBAL BOND PLUS
2017  Lowest contract charge 0.50% Class B      $129.57            --               --         --        4.13%
      Highest contract charge 1.45% Class B     $115.22            --               --         --        3.14%
      All contract charges                           --           453         $ 53,888       0.04%         --
2016  Lowest contract charge 0.50% Class B      $124.43            --               --         --        0.18%
      Highest contract charge 1.45% Class B     $111.71            --               --         --       (0.78)%
      All contract charges                           --           473         $ 54,198       1.80%         --
2015  Lowest contract charge 0.50% Class B      $124.21            --               --         --       (4.28)%
      Highest contract charge 1.45% Class B     $112.59            --               --         --       (5.20)%
      All contract charges                           --           516         $ 59,622       0.04%         --
2014  Lowest contract charge 0.50% Class B      $129.77            --               --         --        0.39%
      Highest contract charge 1.45% Class B     $118.76            --               --         --       (0.58)%
      All contract charges                           --           573         $ 69,454       0.66%         --
2013  Lowest contract charge 0.50% Class B      $129.27            --               --         --       (3.00)%
      Highest contract charge 1.45% Class B     $119.45            --               --         --       (3.93)%
      All contract charges                           --           616         $ 74,946       0.01%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.70% Class A      $163.77            --               --         --       (0.36)%
      Highest contract charge 1.45% Class A     $135.77            --               --         --       (1.11)%
      All contract charges                           --           242         $ 40,567       0.82%         --
2016  Lowest contract charge 0.70% Class A      $164.36            --               --         --       (0.25)%
      Highest contract charge 1.45% Class A     $137.29            --               --         --       (1.00)%
      All contract charges                           --           257         $ 43,502       0.66%         --
2015  Lowest contract charge 0.70% Class A      $164.77            --               --         --       (0.28)%
      Highest contract charge 1.45% Class A     $138.68            --               --         --       (1.03)%
      All contract charges                           --           275         $ 46,641       0.58%         --
2014  Lowest contract charge 0.70% Class A      $165.23            --               --         --        0.82%
      Highest contract charge 1.45% Class A     $140.12            --               --         --        0.06%
      All contract charges                           --           295         $ 50,548       0.39%         --
2013  Lowest contract charge 0.70% Class A      $163.88            --               --         --       (2.33)%
      Highest contract charge 1.45% Class A     $140.04            --               --         --       (3.07)%
      All contract charges                           --           336         $ 56,347       0.21%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2017  Lowest contract charge 0.00% Class B(f)   $ 99.96            --               --         --        0.34%
      Highest contract charge 1.30% Class B     $105.36            --               --         --       (0.95)%
      All contract charges                           --           103         $ 12,918       0.82%         --
2016  Lowest contract charge 0.00% Class B      $100.70            --               --         --        0.45%
      Highest contract charge 1.30% Class B     $106.37            --               --         --       (0.84)%
      All contract charges                           --           113         $ 14,492       0.66%         --
2015  Lowest contract charge 0.00% Class B(e)   $100.25            --               --         --       (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --               --         --       (0.86)%
      All contract charges                           --           104         $ 13,778       0.58%         --
2014  Lowest contract charge 0.50% Class B      $147.34            --               --         --        1.02%
      Highest contract charge 1.30% Class B     $108.20            --               --         --        0.22%
      All contract charges                           --           117         $ 15,511       0.39%         --
2013  Lowest contract charge 0.50% Class B      $145.85            --               --         --       (2.13)%
      Highest contract charge 1.30% Class B     $107.96            --               --         --       (2.90)%
      All contract charges                           --           132         $ 17,667       0.21%         --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.70% Class A    $164.47            --               --         --       22.36%
      Highest contract charge 1.45% Class A   $126.48            --               --         --       21.44%
      All contract charges                         --         2,219         $363,221       2.63%         --
2016  Lowest contract charge 0.70% Class A    $134.41            --               --         --        1.48%
      Highest contract charge 1.45% Class A   $104.15            --               --         --        0.72%
      All contract charges                         --         2,321         $312,628       2.70%         --
2015  Lowest contract charge 0.70% Class A    $132.45            --               --         --       (2.82)%
      Highest contract charge 1.45% Class A   $103.41            --               --         --       (3.55)%
      All contract charges                         --         2,442         $325,879       2.31%         --
2014  Lowest contract charge 0.70% Class A    $136.30            --               --         --       (7.55)%
      Highest contract charge 1.45% Class A   $107.22            --               --         --       (8.25)%
      All contract charges                         --         2,554         $352,788       2.95%         --
2013  Lowest contract charge 0.70% Class A    $147.43            --               --         --       20.62%
      Highest contract charge 1.45% Class A   $116.86            --               --         --       19.71%
      All contract charges                         --         2,709         $407,476       2.22%         --
EQ/INTERNATIONAL EQUITY INDEX
2017  Lowest contract charge 0.40% Class B    $150.07            --               --         --       22.74%
      Highest contract charge 1.30% Class B   $ 96.10            --               --         --       21.65%
      All contract charges                         --           305         $ 37,039       2.63%         --
2016  Lowest contract charge 0.40% Class B    $122.27            --               --         --        1.78%
      Highest contract charge 1.30% Class B   $ 79.00            --               --         --        0.88%
      All contract charges                         --           321         $ 32,071       2.70%         --
2015  Lowest contract charge 0.40% Class B    $120.13            --               --         --       (2.52)%
      Highest contract charge 1.30% Class B   $ 78.31            --               --         --       (3.39)%
      All contract charges                         --           360         $ 35,412       2.31%         --
2014  Lowest contract charge 0.40% Class B    $123.24            --               --         --       (7.28)%
      Highest contract charge 1.30% Class B   $ 81.06            --               --         --       (8.10)%
      All contract charges                         --           369         $ 37,872       2.95%         --
2013  Lowest contract charge 0.50% Class B    $123.74            --               --         --       20.86%
      Highest contract charge 1.30% Class B   $ 88.20            --               --         --       19.90%
      All contract charges                         --           418         $ 47,134       2.22%         --
EQ/INVESCO COMSTOCK
2017  Lowest contract charge 0.50% Class B    $230.87            --               --         --       17.40%
      Highest contract charge 1.45% Class B   $204.45            --               --         --       16.27%
      All contract charges                         --           617         $128,355       0.78%         --
2016  Lowest contract charge 0.50% Class B    $196.66            --               --         --       16.79%
      Highest contract charge 1.45% Class B   $175.84            --               --         --       15.68%
      All contract charges                         --           661         $117,507       2.49%         --
2015  Lowest contract charge 0.50% Class B    $168.39            --               --         --       (6.66)%
      Highest contract charge 1.45% Class B   $152.01            --               --         --       (7.55)%
      All contract charges                         --           718         $109,963       2.11%         --
2014  Lowest contract charge 0.50% Class B    $180.41            --               --         --        8.37%
      Highest contract charge 1.45% Class B   $164.43            --               --         --        7.34%
      All contract charges                         --           763         $125,870       1.98%         --
2013  Lowest contract charge 0.50% Class B    $166.47            --               --         --       34.36%
      Highest contract charge 1.45% Class B   $153.19            --               --         --       33.08%
      All contract charges                         --           267         $ 41,252       4.48%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2017  Lowest contract charge 0.40% Class B    $222.58            --               --         --       17.25%
      Highest contract charge 1.45% Class B   $224.65            --               --         --       16.01%
      All contract charges                         --           554         $143,271       0.95%         --
2016  Lowest contract charge 0.40% Class B    $189.84            --               --         --       21.05%
      Highest contract charge 1.45% Class B   $193.64            --               --         --       19.77%
      All contract charges                         --           406         $ 92,188       1.07%         --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2015  Lowest contract charge 0.40% Class B    $156.83            --               --         --       (2.67)%
      Highest contract charge 1.45% Class B   $161.67            --               --         --       (3.70)%
      All contract charges                         --           361         $ 69,659       0.71%         --
2014  Lowest contract charge 0.40% Class B    $161.14            --               --         --       13.92%
      Highest contract charge 1.45% Class B   $167.88            --               --         --       12.72%
      All contract charges                         --           326         $ 66,253       1.07%         --
2013  Lowest contract charge 0.70% Class B    $169.26            --               --         --       34.84%
      Highest contract charge 1.45% Class B   $148.94            --               --         --       33.82%
      All contract charges                         --           325         $ 59,293       2.02%         --
EQ/LARGE CAP GROWTH INDEX
2017  Lowest contract charge 0.50% Class B    $180.75            --               --         --       28.57%
      Highest contract charge 1.45% Class B   $168.34            --               --         --       27.36%
      All contract charges                         --         1,636         $287,433       0.79%         --
2016  Lowest contract charge 0.50% Class B    $140.58            --               --         --        5.82%
      Highest contract charge 1.45% Class B   $132.18            --               --         --        4.80%
      All contract charges                         --         1,558         $214,005       1.04%         --
2015  Lowest contract charge 0.50% Class B    $132.85            --               --         --        4.34%
      Highest contract charge 1.45% Class B   $126.12            --               --         --        3.34%
      All contract charges                         --         1,518         $198,419       0.88%         --
2014  Lowest contract charge 0.50% Class B    $127.32            --               --         --       11.67%
      Highest contract charge 1.45% Class B   $122.04            --               --         --       10.61%
      All contract charges                         --         1,489         $187,443       0.94%         --
2013  Lowest contract charge 0.50% Class B    $114.01            --               --         --       31.83%
      Highest contract charge 1.45% Class B   $110.33            --               --         --       30.57%
      All contract charges                         --         1,479         $167,886       0.98%         --
EQ/LARGE CAP VALUE INDEX
2017  Lowest contract charge 0.50% Class B    $129.25            --               --         --       12.44%
      Highest contract charge 1.45% Class B   $114.93            --               --         --       11.37%
      All contract charges                         --           771         $ 90,359       1.89%         --
2016  Lowest contract charge 0.50% Class B    $114.95            --               --         --       15.89%
      Highest contract charge 1.45% Class B   $103.20            --               --         --       14.79%
      All contract charges                         --           748         $ 78,417       2.12%         --
2015  Lowest contract charge 0.50% Class B    $ 99.19            --               --         --       (4.91)%
      Highest contract charge 1.45% Class B   $ 89.90            --               --         --       (5.81)%
      All contract charges                         --           697         $ 63,565       1.94%         --
2014  Lowest contract charge 0.50% Class B    $104.31            --               --         --       12.06%
      Highest contract charge 1.45% Class B   $ 95.45            --               --         --       10.99%
      All contract charges                         --           660         $ 63,828       1.63%         --
2013  Lowest contract charge 0.70% Class B    $ 91.55            --               --         --       30.67%
      Highest contract charge 1.45% Class B   $ 86.00            --               --         --       29.67%
      All contract charges                         --           608         $ 52,859       1.54%         --
EQ/MFS INTERNATIONAL GROWTH
2017  Lowest contract charge 0.40% Class B    $154.84            --               --         --       31.53%
      Highest contract charge 1.45% Class B   $206.51            --               --         --       30.15%
      All contract charges                         --           732         $152,179       0.86%         --
2016  Lowest contract charge 0.40% Class B    $117.72            --               --         --        1.57%
      Highest contract charge 1.45% Class B   $158.67            --               --         --        0.50%
      All contract charges                         --           657         $104,466       1.02%         --
2015  Lowest contract charge 0.40% Class B    $115.90            --               --         --       (0.21)%
      Highest contract charge 1.45% Class B   $157.88            --               --         --       (1.26)%
      All contract charges                         --           619         $ 97,843       0.60%         --
2014  Lowest contract charge 0.40% Class B    $116.14            --               --         --       (5.38)%
      Highest contract charge 1.45% Class B   $159.89            --               --         --       (6.38)%
      All contract charges                         --           589         $ 93,805       0.95%         --
2013  Lowest contract charge 0.40% Class B    $122.75            --               --         --       13.20%
      Highest contract charge 1.45% Class B   $170.79            --               --         --       12.00%
      All contract charges                         --           572         $ 97,506       0.94%         --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/MID CAP INDEX
2017  Lowest contract charge 0.40% Class B    $200.22            --               --         --       15.02%
      Highest contract charge 1.45% Class B   $226.86            --               --         --       13.81%
      All contract charges                         --         2,944         $671,402       0.95%         --
2016  Lowest contract charge 0.40% Class B    $174.07            --               --         --       19.43%
      Highest contract charge 1.45% Class B   $199.33            --               --         --       18.18%
      All contract charges                         --         2,809         $562,440       1.13%         --
2015  Lowest contract charge 0.40% Class B    $145.75            --               --         --       (3.25)%
      Highest contract charge 1.45% Class B   $168.67            --               --         --       (4.27)%
      All contract charges                         --         2,667         $453,031       0.87%         --
2014  Lowest contract charge 0.40% Class B    $150.64            --               --         --        8.55%
      Highest contract charge 1.45% Class B   $176.19            --               --         --        7.41%
      All contract charges                         --         2,613         $463,057       0.81%         --
2013  Lowest contract charge 0.40% Class B    $138.77            --               --         --       32.05%
      Highest contract charge 1.45% Class B   $164.03            --               --         --       30.66%
      All contract charges                         --         2,638         $434,850       0.79%         --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $107.68            --               --         --       (1.05)%
      All contract charges                         --         1,454         $ 38,911       0.39%         --
2016  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $108.82            --               --         --       (1.45)%
      All contract charges                         --         1,443         $ 42,564       0.00%         --
2015  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $110.42            --               --         --       (1.45)%
      All contract charges                         --         1,266         $ 43,701       0.00%         --
2014  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $112.04            --               --         --       (1.45)%
      All contract charges                         --         1,244         $ 46,904       0.00%         --
2013  Lowest contract charge 0.00% Class A    $  1.00            --               --         --        0.00%
      Highest contract charge 1.45% Class A   $113.69            --               --         --       (1.45)%
      All contract charges                         --         1,837         $ 54,109       0.00%         --
EQ/MONEY MARKET
2017  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 93.66            --               --         --       (0.88)%
      All contract charges                         --         8,987         $ 30,193       0.39%         --
2016  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 94.49            --               --         --       (1.28)%
      All contract charges                         --         8,365         $ 33,504       0.00%         --
2015  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 95.72            --               --         --       (1.29)%
      All contract charges                         --         4,538         $ 28,080       0.00%         --
2014  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 96.97            --               --         --       (1.28)%
      All contract charges                         --         3,275         $ 27,356       0.00%         --
2013  Lowest contract charge 0.00% Class B    $  1.00            --               --         --        0.00%
      Highest contract charge 1.30% Class B   $ 98.23            --               --         --       (1.29)%
      All contract charges                         --         4,019         $ 32,095       0.00%         --
EQ/OPPENHEIMER GLOBAL
2017  Lowest contract charge 0.50% Class B    $208.47            --               --         --       34.94%
      Highest contract charge 1.45% Class B   $187.03            --               --         --       33.66%
      All contract charges                         --           941         $177,865       0.59%         --
2016  Lowest contract charge 0.50% Class B    $154.49            --               --         --       (0.46)%
      Highest contract charge 1.45% Class B   $139.93            --               --         --       (1.41)%
      All contract charges                         --           875         $123,212       0.84%         --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2015  Lowest contract charge 0.50% Class B       $155.20            --               --         --        2.66%
      Highest contract charge 1.45% Class B      $141.93            --               --         --        1.68%
      All contract charges                            --           852         $121,243       0.28%         --
2014  Lowest contract charge 0.50% Class B       $151.18            --               --         --        1.29%
      Highest contract charge 1.45% Class B      $139.58            --               --         --        0.32%
      All contract charges                            --           729         $101,760       0.53%         --
2013  Lowest contract charge 0.50% Class B       $149.26            --               --         --       25.70%
      Highest contract charge 1.45% Class B      $139.14            --               --         --       24.50%
      All contract charges                            --           643         $ 89,648       2.48%         --
EQ/PIMCO GLOBAL REAL RETURN(K)
2017  Lowest contract charge 0.50% Class B       $106.91            --               --         --        2.38%
      Highest contract charge 1.45% Class B      $102.26            --               --         --        1.42%
      All contract charges                            --           339         $ 35,233       1.39%         --
2016  Lowest contract charge 0.50% Class B       $104.42            --               --         --        9.78%
      Highest contract charge 1.45% Class B      $100.83            --               --         --        8.72%
      All contract charges                            --           245         $ 24,965       5.89%         --
2015  Lowest contract charge 0.50% Class B       $ 95.12            --               --         --       (2.85)%
      Highest contract charge 1.45% Class B      $ 92.74            --               --         --       (3.78)%
      All contract charges                            --           184         $ 17,168       1.51%         --
2014  Lowest contract charge 0.50% Class B       $ 97.91            --               --         --        7.32%
      Highest contract charge 1.45% Class B(a)   $ 96.38            --               --         --        6.31%
      All contract charges                            --            96         $  9,392       7.98%         --
2013  Lowest contract charge 0.50% Class B(a)    $ 91.23            --               --         --       (7.50)%
      Highest contract charge 1.34% Class B(a)   $ 90.73            --               --         --       (7.98)%
      All contract charges                            --            25         $  2,381       0.18%         --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 1.10% Class A       $ 97.62            --               --         --        0.77%
      Highest contract charge 1.10% Class A      $ 97.62            --               --         --        0.77%
      All contract charges                            --             1         $    107       1.25%         --
2016  Lowest contract charge 1.10% Class A       $ 96.87            --               --         --        0.87%
      Highest contract charge 1.10% Class A      $ 96.87            --               --         --        0.87%
      All contract charges                            --             1         $    106       0.98%         --
2015  Lowest contract charge 1.10% Class A       $ 96.03            --               --         --       (1.38)%
      Highest contract charge 1.10% Class A      $ 96.03            --               --         --       (1.38)%
      All contract charges                            --             1         $    105       0.46%         --
2014  Lowest contract charge 1.10% Class A       $ 97.37            --               --         --       (1.19)%
      Highest contract charge 1.10% Class A      $ 97.37            --               --         --       (1.19)%
      All contract charges                            --             2         $    152       0.37%         --
2013  Lowest contract charge 1.10% Class A       $ 98.54            --               --         --       (1.07)%
      Highest contract charge 1.10% Class A      $ 98.54            --               --         --       (1.07)%
      All contract charges                            --             2         $    156       0.71%         --
EQ/PIMCO ULTRA SHORT BOND
2017  Lowest contract charge 0.50% Class B       $115.50            --               --         --        1.38%
      Highest contract charge 1.45% Class B      $102.29            --               --         --        0.42%
      All contract charges                            --           767         $ 80,773       1.25%         --
2016  Lowest contract charge 0.50% Class B       $113.93            --               --         --        1.49%
      Highest contract charge 1.45% Class B      $101.86            --               --         --        0.51%
      All contract charges                            --           798         $ 83,638       0.98%         --
2015  Lowest contract charge 0.50% Class B       $112.26            --               --         --       (0.78)%
      Highest contract charge 1.45% Class B      $101.34            --               --         --       (1.73)%
      All contract charges                            --           857         $ 88,975       0.46%         --
2014  Lowest contract charge 0.50% Class B       $113.14            --               --         --       (0.59)%
      Highest contract charge 1.45% Class B      $103.12            --               --         --       (1.54)%
      All contract charges                            --           932         $ 98,360       0.37%         --
2013  Lowest contract charge 0.50% Class B       $113.81            --               --         --       (0.42)%
      Highest contract charge 1.45% Class B      $104.73            --               --         --       (1.37)%
      All contract charges                            --         1,000         $106,875       0.71%         --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.70% Class A    $168.78            --               --         --        0.69%
      Highest contract charge 1.45% Class A   $137.84            --               --         --       (0.07)%
      All contract charges                         --           335         $ 59,351       1.17%         --
2016  Lowest contract charge 0.70% Class A    $167.63            --               --         --        0.47%
      Highest contract charge 1.45% Class A   $137.94            --               --         --       (0.29)%
      All contract charges                         --           358         $ 63,477       1.12%         --
2015  Lowest contract charge 0.70% Class A    $166.85            --               --         --       (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --               --         --       (1.23)%
      All contract charges                         --           391         $ 69,213       1.05%         --
2014  Lowest contract charge 0.70% Class A    $167.65            --               --         --        2.18%
      Highest contract charge 1.45% Class A   $140.06            --               --         --        1.40%
      All contract charges                         --           429         $ 76,711       0.97%         --
2013  Lowest contract charge 0.70% Class A    $164.07            --               --         --       (2.96)%
      Highest contract charge 1.45% Class A   $138.12            --               --         --       (3.70)%
      All contract charges                         --           470         $ 83,030       0.34%         --
EQ/QUALITY BOND PLUS
2017  Lowest contract charge 0.50% Class B    $150.25            --               --         --        0.89%
      Highest contract charge 1.30% Class B   $103.19            --               --         --        0.09%
      All contract charges                         --           146         $ 20,008       1.17%         --
2016  Lowest contract charge 0.50% Class B    $148.93            --               --         --        0.67%
      Highest contract charge 1.30% Class B   $103.10            --               --         --       (0.13)%
      All contract charges                         --           153         $ 20,936       1.12%         --
2015  Lowest contract charge 0.50% Class B    $147.94            --               --         --       (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --               --         --       (1.06)%
      All contract charges                         --           159         $ 21,910       1.05%         --
2014  Lowest contract charge 0.50% Class B    $148.34            --               --         --        2.39%
      Highest contract charge 1.30% Class B   $104.34            --               --         --        1.58%
      All contract charges                         --           169         $ 23,285       0.97%         --
2013  Lowest contract charge 0.50% Class B    $144.88            --               --         --       (2.78)%
      Highest contract charge 1.30% Class B   $102.72            --               --         --       (3.54)%
      All contract charges                         --           184         $ 24,978       0.34%         --
EQ/SMALL COMPANY INDEX
2017  Lowest contract charge 0.40% Class B    $194.15            --               --         --       13.56%
      Highest contract charge 1.45% Class B   $296.42            --               --         --       12.36%
      All contract charges                         --         1,080         $312,612       1.07%         --
2016  Lowest contract charge 0.40% Class B    $170.97            --               --         --       20.05%
      Highest contract charge 1.45% Class B   $263.81            --               --         --       18.79%
      All contract charges                         --         1,078         $277,464       1.16%         --
2015  Lowest contract charge 0.40% Class B    $142.42            --               --         --       (4.95)%
      Highest contract charge 1.45% Class B   $222.09            --               --         --       (5.95)%
      All contract charges                         --         1,085         $235,560       0.91%         --
2014  Lowest contract charge 0.40% Class B    $149.84            --               --         --        4.43%
      Highest contract charge 1.45% Class B   $236.15            --               --         --        3.33%
      All contract charges                         --         1,091         $251,678       0.78%         --
2013  Lowest contract charge 0.40% Class B    $143.48            --               --         --       36.90%
      Highest contract charge 1.45% Class B   $228.54            --               --         --       35.46%
      All contract charges                         --         1,124         $250,855       0.97%         --
EQ/T. ROWE PRICE GROWTH STOCK
2017  Lowest contract charge 0.40% Class B    $221.97            --               --         --       32.84%
      Highest contract charge 1.45% Class B   $245.86            --               --         --       31.44%
      All contract charges                         --         2,437         $606,687       0.00%         --
2016  Lowest contract charge 0.40% Class B    $167.10            --               --         --        0.94%
      Highest contract charge 1.45% Class B   $187.05            --               --         --       (0.13)%
      All contract charges                         --         2,262         $427,483       0.00%         --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2015  Lowest contract charge 0.40% Class B            $165.55            --               --         --        9.78%
      Highest contract charge 1.45% Class B           $187.29            --               --         --        8.62%
      All contract charges                                 --         2,171         $409,319       0.00%         --
2014  Lowest contract charge 0.40% Class B            $150.80            --               --         --        8.21%
      Highest contract charge 1.45% Class B           $172.42            --               --         --        7.07%
      All contract charges                                 --         1,944         $337,268       0.00%         --
2013  Lowest contract charge 0.40% Class B            $139.36            --               --         --       37.37%
      Highest contract charge 1.45% Class B           $161.04            --               --         --       35.92%
      All contract charges                                 --         1,842         $298,052       0.00%         --
EQ/UBS GROWTH & INCOME
2017  Lowest contract charge 0.50% Class B            $259.69            --               --         --       20.67%
      Highest contract charge 1.35% Class B           $231.85            --               --         --       19.65%
      All contract charges                                 --           196         $ 42,336       0.29%         --
2016  Lowest contract charge 0.50% Class B            $215.20            --               --         --        9.59%
      Highest contract charge 1.35% Class B           $193.78            --               --         --        8.66%
      All contract charges                                 --           188         $ 34,163       0.82%         --
2015  Lowest contract charge 0.50% Class B            $196.36            --               --         --       (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --               --         --       (2.75)%
      All contract charges                                 --           204         $ 34,304       0.59%         --
2014  Lowest contract charge 0.50% Class B            $200.20            --               --         --       13.87%
      Highest contract charge 1.34% Class B           $183.58            --               --         --       12.92%
      All contract charges                                 --           179         $ 31,660       0.66%         --
2013  Lowest contract charge 0.50% Class B            $175.81            --               --         --       34.85%
      Highest contract charge 1.34% Class B           $162.58            --               --         --       33.71%
      All contract charges                                 --           160         $ 25,154       1.01%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2017  Lowest contract charge 0.50% Service Class 2    $223.06            --               --         --       20.98%
      Highest contract charge 1.45% Service Class 2   $183.72            --               --         --       19.84%
      All contract charges                                 --         1,956         $433,391       0.79%         --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --        7.20%
      Highest contract charge 1.45% Service Class 2   $153.31            --               --         --        6.17%
      All contract charges                                 --         1,888         $349,167       0.65%         --
2015  Lowest contract charge 0.50% Service Class 2    $172.00            --               --         --       (0.09)%
      Highest contract charge 1.45% Service Class 2   $144.40            --               --         --       (1.04)%
      All contract charges                                 --         1,784         $311,215       0.85%         --
2014  Lowest contract charge 0.50% Service Class 2    $172.15            --               --         --       11.09%
      Highest contract charge 1.45% Service Class 2   $145.92            --               --         --       10.04%
      All contract charges                                 --         1,565         $276,194       0.81%         --
2013  Lowest contract charge 0.50% Service Class 2    $154.96            --               --         --       30.30%
      Highest contract charge 1.45% Service Class 2   $132.61            --               --         --       29.05%
      All contract charges                                 --         1,341         $215,365       0.93%         --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2017  Lowest contract charge 0.50% Service Class 2    $206.67            --               --         --       12.09%
      Highest contract charge 1.20% Service Class 2   $195.75            --               --         --       11.30%
      All contract charges                                 --            64         $ 12,640       1.57%         --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --       17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --               --         --       16.30%
      All contract charges                                 --            58         $ 10,325       2.37%         --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --               --         --       (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --               --         --       (5.39)%
      All contract charges                                 --            50         $  7,681       3.28%         --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --               --         --        7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --               --         --        7.18%
      All contract charges                                 --            39         $  6,454       3.19%         --
2013  Lowest contract charge 0.50% Service Class 2    $153.07            --               --         --       27.19%
      Highest contract charge 1.20% Service Class 2   $149.13            --               --         --       26.30%
      All contract charges                                 --            27         $  4,066       2.84%         --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R) VIP MID CAP PORTFOLIO
2017  Lowest contract charge 0.50% Service Class 2    $212.94           --               --          --        19.93%
      Highest contract charge 1.20% Service Class 2   $201.69           --               --          --        19.10%
      All contract charges                                 --          269          $54,048        0.51%          --
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --               --          --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --               --          --        10.58%
      All contract charges                                 --          234          $39,627        0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --               --          --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --               --          --        (2.81)%
      All contract charges                                 --          191          $29,387        0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --               --          --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --               --          --         4.76%
      All contract charges                                 --          148          $23,272        0.02%          --
2013  Lowest contract charge 0.90% Service Class 2    $152.11           --               --          --        34.65%
      Highest contract charge 1.20% Service Class 2   $150.41           --               --          --        34.23%
      All contract charges                                 --          106          $15,878        0.33%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2017  Lowest contract charge 0.50% Service Shares     $196.57           --               --          --        10.30%
      Highest contract charge 1.34% Service Shares    $159.97           --               --          --         9.37%
      All contract charges                                 --          333          $56,505        0.51%          --
2016  Lowest contract charge 0.50% Service Shares     $178.22           --               --          --        12.71%
      Highest contract charge 1.34% Service Shares    $146.27           --               --          --        11.76%
      All contract charges                                 --          323          $50,335        1.19%          --
2015  Lowest contract charge 0.50% Service Shares     $158.12           --               --          --        (9.97)%
      Highest contract charge 1.45% Service Shares    $130.20           --               --          --       (10.84)%
      All contract charges                                 --          318          $43,663        0.12%          --
2014  Lowest contract charge 0.50% Service Shares     $175.64           --               --          --        12.72%
      Highest contract charge 1.45% Service Shares    $146.03           --               --          --        11.64%
      All contract charges                                 --          257          $39,498        0.95%          --
2013  Lowest contract charge 0.50% Service Shares     $155.82           --               --          --        31.89%
      Highest contract charge 1.45% Service Shares    $130.80           --               --          --        30.64%
      All contract charges                                 --          175          $24,067        0.75%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2017  Lowest contract charge 0.00% Series II(f)       $122.88           --               --          --         8.35%
      Highest contract charge 1.20% Series II         $185.12           --               --          --         7.05%
      All contract charges                                 --          248          $45,760        1.63%          --
2016  Lowest contract charge 0.00% Series II          $112.48           --               --          --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --               --          --        13.17%
      All contract charges                                 --          166          $28,770        1.35%          --
2015  Lowest contract charge 0.00% Series II(e)       $ 98.20           --               --          --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --               --          --         0.60%
      All contract charges                                 --           78          $12,046        1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --               --          --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --               --          --        11.18%
      All contract charges                                 --           46          $ 7,141        1.73%          --
2013  Lowest contract charge 0.50% Series II          $140.23           --               --          --        30.11%
      Highest contract charge 1.20% Series II         $136.62           --               --          --        29.19%
      All contract charges                                 --           25          $ 3,550        2.61%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
2017  Lowest contract charge 0.50% Series II          $169.05           --               --          --        12.17%
      Highest contract charge 1.45% Series II         $135.54           --               --          --        11.10%
      All contract charges                                 --          578          $92,185        3.14%          --
2016  Lowest contract charge 0.50% Series II          $150.71           --               --          --         1.31%
      Highest contract charge 1.45% Series II         $122.00           --               --          --         0.35%
      All contract charges                                 --          545          $77,851        1.45%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND (CONTINUED)
2015  Lowest contract charge 0.50% Series II    $148.76           --               --          --       (2.23)%
      Highest contract charge 1.45% Series II   $121.58           --               --          --       (3.17)%
      All contract charges                           --          504          $71,364        3.41%         --
2014  Lowest contract charge 0.50% Series II    $152.16           --               --          --       13.77%
      Highest contract charge 1.45% Series II   $125.56           --               --          --       12.69%
      All contract charges                           --          433          $63,183        1.51%         --
2013  Lowest contract charge 0.50% Series II    $133.74           --               --          --        1.92%
      Highest contract charge 1.45% Series II   $111.42           --               --          --        0.95%
      All contract charges                           --          326          $42,220        3.92%         --
INVESCO V.I. HIGH YIELD FUND
2017  Lowest contract charge 0.50% Series II    $133.61           --               --          --        5.60%
      Highest contract charge 1.45% Series II   $125.37           --               --          --        4.59%
      All contract charges                           --          324          $41,199        4.01%         --
2016  Lowest contract charge 0.50% Series II    $126.53           --               --          --       10.28%
      Highest contract charge 1.45% Series II   $119.87           --               --          --        9.22%
      All contract charges                           --          280          $34,051        4.11%         --
2015  Lowest contract charge 0.50% Series II    $114.74           --               --          --       (3.85)%
      Highest contract charge 1.45% Series II   $109.75           --               --          --       (4.76)%
      All contract charges                           --          255          $28,355        5.55%         --
2014  Lowest contract charge 0.50% Series II    $119.34           --               --          --        1.08%
      Highest contract charge 1.45% Series II   $115.24           --               --          --        0.10%
      All contract charges                           --          209          $24,316        4.77%         --
2013  Lowest contract charge 0.50% Series II    $118.07           --               --          --        6.24%
      Highest contract charge 1.34% Series II   $115.46           --               --          --        5.34%
      All contract charges                           --          167          $19,329        5.32%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2017  Lowest contract charge 0.50% Series II    $160.60           --               --          --       22.11%
      Highest contract charge 1.45% Series II   $129.15           --               --          --       20.95%
      All contract charges                           --          577          $82,166        1.30%         --
2016  Lowest contract charge 0.50% Series II    $131.52           --               --          --       (1.19)%
      Highest contract charge 1.45% Series II   $106.78           --               --          --       (2.14)%
      All contract charges                           --          522          $61,123        1.22%         --
2015  Lowest contract charge 0.50% Series II    $133.11           --               --          --       (3.10)%
      Highest contract charge 1.45% Series II   $109.11           --               --          --       (4.03)%
      All contract charges                           --          450          $53,287        1.37%         --
2014  Lowest contract charge 0.50% Series II    $137.37           --               --          --       (0.41)%
      Highest contract charge 1.45% Series II   $113.69           --               --          --       (1.36)%
      All contract charges                           --          350          $42,920        1.50%         --
2013  Lowest contract charge 0.50% Series II    $137.93           --               --          --       18.12%
      Highest contract charge 1.45% Series II   $115.26           --               --          --       17.00%
      All contract charges                           --          256          $31,602        1.12%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2017  Lowest contract charge 0.50% Series II    $173.88           --               --          --       14.08%
      Highest contract charge 1.45% Series II   $143.40           --               --          --       12.99%
      All contract charges                           --          128          $22,182        0.32%         --
2016  Lowest contract charge 0.50% Series II    $152.42           --               --          --       12.60%
      Highest contract charge 1.45% Series II   $126.91           --               --          --       11.53%
      All contract charges                           --          119          $18,351        0.00%         --
2015  Lowest contract charge 0.50% Series II    $135.37           --               --          --       (4.76)%
      Highest contract charge 1.45% Series II   $113.79           --               --          --       (5.67)%
      All contract charges                           --          107          $14,794        0.11%         --
2014  Lowest contract charge 0.50% Series II    $142.13           --               --          --        3.65%
      Highest contract charge 1.45% Series II   $120.63           --               --          --        2.66%
      All contract charges                           --           99          $14,583        0.00%         --
2013  Lowest contract charge 0.50% Series II    $137.13           --               --          --       27.82%
      Highest contract charge 1.34% Series II   $146.29           --               --          --       26.75%
      All contract charges                           --           93          $13,303        0.54%         --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND
2017  Lowest contract charge 0.50% Series II    $198.91            --               --         --        13.16%
      Highest contract charge 1.34% Series II   $213.58            --               --         --        12.20%
      All contract charges                           --            53         $ 10,641       0.00%          --
2016  Lowest contract charge 0.50% Series II    $175.78            --               --         --        11.28%
      Highest contract charge 1.34% Series II   $190.35            --               --         --        10.35%
      All contract charges                           --            53         $  9,535       0.00%          --
2015  Lowest contract charge 0.50% Series II    $157.96            --               --         --        (6.21)%
      Highest contract charge 1.34% Series II   $172.50            --               --         --        (7.00)%
      All contract charges                           --            52         $  8,732       0.00%          --
2014  Lowest contract charge 0.50% Series II    $168.42            --               --         --         1.57%
      Highest contract charge 1.34% Series II   $185.49            --               --         --         0.72%
      All contract charges                           --            44         $  7,886       0.00%          --
2013  Lowest contract charge 0.70% Series II    $188.18            --               --         --        36.13%
      Highest contract charge 1.34% Series II   $184.17            --               --         --        35.24%
      All contract charges                           --            43         $  7,508       0.00%          --
IVY VIP ENERGY
2017  Lowest contract charge 0.40% Class II     $102.82            --               --         --       (13.00)%
      Highest contract charge 1.45% Class II      84.35            --               --         --       (13.90)%
      All contract charges                           --           523         $ 55,997       0.81%          --
2016  Lowest contract charge 0.40% Class II     $118.18            --               --         --        34.02%
      Highest contract charge 1.45% Class II      97.97            --               --         --        32.61%
      All contract charges                           --           483         $ 60,337       0.14%          --
2015  Lowest contract charge 0.40% Class II     $ 88.18            --               --         --       (22.46)%
      Highest contract charge 1.45% Class II    $ 73.88            --               --         --       (23.27)%
      All contract charges                           --           416         $ 39,275       0.06%          --
2014  Lowest contract charge 0.40% Class II     $113.72            --               --         --       (10.92)%
      Highest contract charge 1.45% Class II    $ 96.29            --               --         --       (11.86)%
      All contract charges                           --           331         $ 40,891       0.00%          --
2013  Lowest contract charge 0.50% Class II     $132.33            --               --         --        27.12%
      Highest contract charge 1.45% Class II    $109.25            --               --         --        25.91%
      All contract charges                           --           240         $ 33,769       0.00%          --
IVY VIP HIGH INCOME
2017  Lowest contract charge 0.50% Class II     $167.60            --               --         --         6.15%
      Highest contract charge 1.45% Class II    $139.34            --               --         --         5.14%
      All contract charges                           --         1,452         $231,112       5.42%          --
2016  Lowest contract charge 0.50% Class II     $157.89            --               --         --        15.60%
      Highest contract charge 1.45% Class II    $132.53            --               --         --        14.51%
      All contract charges                           --         1,293         $195,046       7.20%          --
2015  Lowest contract charge 0.50% Class II     $136.58            --               --         --        (6.97)%
      Highest contract charge 1.45% Class II    $115.74            --               --         --        (7.86)%
      All contract charges                           --         1,240         $162,881       6.09%          --
2014  Lowest contract charge 0.50% Class II     $146.81            --               --         --         1.40%
      Highest contract charge 1.45% Class II    $125.61            --               --         --         0.42%
      All contract charges                           --         1,158         $164,863       4.70%          --
2013  Lowest contract charge 0.50% Class II     $144.79            --               --         --         9.95%
      Highest contract charge 1.45% Class II    $125.08            --               --         --         8.90%
      All contract charges                           --           949         $134,006       4.77%          --
IVY VIP MID CAP GROWTH
2017  Lowest contract charge 0.50% Class II     $176.70            --               --         --        26.27%
      Highest contract charge 1.45% Class II    $165.80            --               --         --        25.06%
      All contract charges                           --           827         $138,856       0.00%          --
2016  Lowest contract charge 0.50% Class II     $139.94            --               --         --         5.58%
      Highest contract charge 1.45% Class II    $132.58            --               --         --         4.58%
      All contract charges                           --           777         $104,334       0.00%          --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
IVY VIP MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.50% Class II           $132.54            --               --         --        (6.25)%
      Highest contract charge 1.45% Class II          $126.77            --               --         --        (7.15)%
      All contract charges                                 --           693         $ 88,707       0.00%          --
2014  Lowest contract charge 0.50% Class II           $141.38            --               --         --         7.33%
      Highest contract charge 1.45% Class II          $136.53            --               --         --         6.31%
      All contract charges                                 --           579         $ 79,597       0.00%          --
2013  Lowest contract charge 0.50% Class II           $131.72            --               --         --        29.29%
      Highest contract charge 1.45% Class II          $128.43            --               --         --        28.06%
      All contract charges                                 --           490         $ 63,271       0.00%          --
IVY VIP SMALL CAP GROWTH
2017  Lowest contract charge 0.50% Class II           $193.09            --               --         --        22.50%
      Highest contract charge 1.34% Class II          $144.25            --               --         --        21.47%
      All contract charges                                 --           160         $ 25,839       0.00%          --
2016  Lowest contract charge 0.50% Class II           $157.62            --               --         --         2.40%
      Highest contract charge 1.34% Class II          $118.75            --               --         --         1.54%
      All contract charges                                 --           149         $ 19,347       0.00%          --
2015  Lowest contract charge 0.50% Class II           $153.92            --               --         --         1.37%
      Highest contract charge 1.45% Class II          $116.35            --               --         --         0.41%
      All contract charges                                 --           158         $ 19,869       0.00%          --
2014  Lowest contract charge 0.50% Class II           $151.84            --               --         --         1.09%
      Highest contract charge 1.45% Class II          $115.88            --               --         --         0.12%
      All contract charges                                 --            83         $ 10,910       0.00%          --
2013  Lowest contract charge 0.50% Class II           $150.20            --               --         --        42.64%
      Highest contract charge 1.34% Class II          $116.08            --               --         --        41.44%
      All contract charges                                 --            79         $ 10,227       0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2017  Lowest contract charge 0.50% Service Shares     $127.67            --               --         --        27.19%
      Highest contract charge 1.45% Service Shares    $106.73            --               --         --        25.98%
      All contract charges                                 --         1,911         $231,312       1.85%          --
2016  Lowest contract charge 0.50% Service Shares     $100.38            --               --         --        20.17%
      Highest contract charge 1.45% Service Shares    $ 84.72            --               --         --        19.04%
      All contract charges                                 --         1,732         $166,160       1.10%          --
2015  Lowest contract charge 0.50% Service Shares     $ 83.53            --               --         --       (20.46)%
      Highest contract charge 1.45% Service Shares    $ 71.17            --               --         --       (21.22)%
      All contract charges                                 --         1,581         $126,865       1.21%          --
2014  Lowest contract charge 0.50% Service Shares     $105.01            --               --         --        (5.11)%
      Highest contract charge 1.45% Service Shares    $ 90.34            --               --         --        (6.02)%
      All contract charges                                 --         1,299         $132,088       1.81%          --
2013  Lowest contract charge 0.50% Service Shares     $110.67            --               --         --        (1.73)%
      Highest contract charge 1.45% Service Shares    $ 96.13            --               --         --        (2.67)%
      All contract charges                                 --         1,075         $116,148       1.54%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2017  Lowest contract charge 0.00% Service Class(f)   $133.68            --               --         --        26.82%
      Highest contract charge 1.45% Service Class     $175.11            --               --         --        24.99%
      All contract charges                                 --         2,180         $446,495       1.35%          --
2016  Lowest contract charge 0.00% Service Class      $101.46            --               --         --         3.84%
      Highest contract charge 1.45% Service Class     $140.10            --               --         --         2.34%
      All contract charges                                 --         1,808         $296,022       1.18%          --
2015  Lowest contract charge 0.00% Service Class(e)   $ 97.71            --               --         --        (1.74)%
      Highest contract charge 1.45% Service Class     $136.90            --               --         --         4.78%
      All contract charges                                 --         1,439         $230,009       1.83%          --
2014  Lowest contract charge 0.50% Service Class      $153.41            --               --         --         0.63%
      Highest contract charge 1.45% Service Class     $130.66            --               --         --        (0.33)%
      All contract charges                                 --         1,100         $167,974       1.88%          --
2013  Lowest contract charge 0.50% Service Class      $152.45            --               --         --        26.99%
      Highest contract charge 1.45% Service Class     $131.09            --               --         --        25.78%
      All contract charges                                 --           817         $125,058       1.45%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------
                                                                                   ACCUMULATION
                                                                 UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------ ------------- --------
MFS(R) INVESTORS TRUST SERIES
2017  Lowest contract charge 0.50% Service Class       $222.67           --                --         --        22.41%
      Highest contract charge 1.34% Service Class      $235.47           --                --         --        21.38%
      All contract charges                                  --           78          $ 17,704       0.56%          --
2016  Lowest contract charge 0.50% Service Class       $181.90           --                --         --         7.78%
      Highest contract charge 1.34% Service Class      $193.99           --                --         --         6.87%
      All contract charges                                  --           72          $ 13,353       0.58%          --
2015  Lowest contract charge 0.50% Service Class       $168.77           --                --         --        (0.55)%
      Highest contract charge 1.34% Service Class      $181.52           --                --         --        (1.39)%
      All contract charges                                  --           68          $ 12,058       0.68%          --
2014  Lowest contract charge 0.50% Service Class       $169.70           --                --         --        10.16%
      Highest contract charge 1.34% Service Class      $184.08           --                --         --         9.23%
      All contract charges                                  --           68          $ 12,152       0.78%          --
2013  Lowest contract charge 0.90% Service Class       $171.04           --                --         --        30.55%
      Highest contract charge 1.34% Service Class      $168.53           --                --         --        29.98%
      All contract charges                                  --           66          $ 10,673       0.97%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2017  Lowest contract charge 0.50% Service Class       $263.11           --                --         --        27.46%
      Highest contract charge 1.34% Service Class      $247.28           --                --         --        26.39%
      All contract charges                                  --           69          $ 17,383       0.42%          --
2016  Lowest contract charge 0.50% Service Class       $206.42           --                --         --         5.31%
      Highest contract charge 1.34% Service Class      $195.65           --                --         --         4.43%
      All contract charges                                  --           69          $ 13,609       0.40%          --
2015  Lowest contract charge 0.50% Service Class(c)    $196.01           --                --         --        (2.00)%
      Highest contract charge 1.34% Service Class(c)   $187.35           --                --         --        (2.64)%
      All contract charges                                  --           55          $ 10,568       0.46%          --
MFS(R) TECHNOLOGY PORTFOLIO
2017  Lowest contract charge 0.50% Service Class       $328.81           --                --         --        37.96%
      Highest contract charge 1.45% Service Class      $239.18           --                --         --        36.64%
      All contract charges                                  --          420          $131,151       0.00%          --
2016  Lowest contract charge 0.50% Service Class       $238.34           --                --         --         7.85%
      Highest contract charge 1.45% Service Class      $175.04           --                --         --         6.82%
      All contract charges                                  --          329          $ 74,586       0.00%          --
2015  Lowest contract charge 0.50% Service Class       $221.00           --                --         --         9.98%
      Highest contract charge 1.45% Service Class      $163.86           --                --         --         8.93%
      All contract charges                                  --          269          $ 57,341       0.00%          --
2014  Lowest contract charge 0.50% Service Class       $200.94           --                --         --         9.85%
      Highest contract charge 1.45% Service Class      $150.43           --                --         --         8.80%
      All contract charges                                  --          206          $ 40,388       0.00%          --
2013  Lowest contract charge 0.50% Service Class       $182.92           --                --         --        34.05%
      Highest contract charge 1.45% Service Class      $138.26           --                --         --        32.76%
      All contract charges                                  --          170          $ 30,430       0.00%          --
MFS(R) UTILITIES SERIES
2017  Lowest contract charge 0.40% Service Class       $149.80           --                --         --        14.04%
      Highest contract charge 1.45% Service Class      $144.48           --                --         --        12.84%
      All contract charges                                  --          621          $111,471       4.15%          --
2016  Lowest contract charge 0.40% Service Class       $131.36           --                --         --        10.79%
      Highest contract charge 1.45% Service Class      $128.04           --                --         --         9.62%
      All contract charges                                  --          610          $ 96,899       3.70%          --
2015  Lowest contract charge 0.40% Service Class       $118.57           --                --         --       (15.09)%
      Highest contract charge 1.45% Service Class      $116.80           --                --         --       (16.00)%
      All contract charges                                  --          598          $ 86,414       4.03%          --
2014  Lowest contract charge 0.40% Service Class       $139.65           --                --         --        12.02%
      Highest contract charge 1.45% Service Class      $139.04           --                --         --        10.84%
      All contract charges                                  --          577          $ 99,267       2.00%          --
2013  Lowest contract charge 0.40% Service Class       $124.67           --                --         --        19.74%
      Highest contract charge 1.45% Service Class      $125.44           --                --         --        18.46%
      All contract charges                                  --          429          $ 66,413       2.24%          --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.70% Class A    $178.11            --               --         --       29.44%
      Highest contract charge 1.45% Class A   $147.96            --               --         --       28.47%
      All contract charges                         --         3,579         $628,070       0.15%         --
2016  Lowest contract charge 0.70% Class A    $137.60            --               --         --        2.72%
      Highest contract charge 1.45% Class A   $115.17            --               --         --        1.95%
      All contract charges                         --         3,933         $533,772       0.53%         --
2015  Lowest contract charge 0.70% Class A    $133.96            --               --         --        3.26%
      Highest contract charge 1.45% Class A   $112.97            --               --         --        2.48%
      All contract charges                         --         4,332         $573,539       0.16%         --
2014  Lowest contract charge 0.70% Class A    $129.73            --               --         --        9.89%
      Highest contract charge 1.45% Class A   $110.24            --               --         --        9.06%
      All contract charges                         --         4,724         $606,822       0.10%         --
2013  Lowest contract charge 0.70% Class A    $118.05            --               --         --       36.24%
      Highest contract charge 1.45% Class A   $101.08            --               --         --       35.21%
      All contract charges                         --         5,230         $612,296       0.11%         --
MULTIMANAGER AGGRESSIVE EQUITY
2017  Lowest contract charge 0.50% Class B    $165.10            --               --         --       29.70%
      Highest contract charge 1.30% Class B   $198.98            --               --         --       28.68%
      All contract charges                         --           166         $ 25,903       0.15%         --
2016  Lowest contract charge 0.50% Class B    $127.29            --               --         --        2.93%
      Highest contract charge 1.30% Class B   $154.63            --               --         --        2.11%
      All contract charges                         --           179         $ 21,680       0.53%         --
2015  Lowest contract charge 0.50% Class B    $123.67            --               --         --        3.46%
      Highest contract charge 1.30% Class B   $151.43            --               --         --        2.65%
      All contract charges                         --           203         $ 24,139       0.16%         --
2014  Lowest contract charge 0.50% Class B    $119.53            --               --         --       10.12%
      Highest contract charge 1.30% Class B   $147.52            --               --         --        9.24%
      All contract charges                         --           222         $ 25,616       0.10%         --
2013  Lowest contract charge 0.50% Class B    $108.55            --               --         --       36.46%
      Highest contract charge 1.30% Class B   $135.04            --               --         --       35.38%
      All contract charges                         --           248         $ 26,270       0.11%         --
MULTIMANAGER CORE BOND
2017  Lowest contract charge 0.40% Class B    $106.78            --               --         --        2.58%
      Highest contract charge 1.45% Class B   $146.08            --               --         --        1.51%
      All contract charges                         --           755         $113,109       2.08%         --
2016  Lowest contract charge 0.40% Class B    $104.09            --               --         --        2.23%
      Highest contract charge 1.45% Class B   $143.91            --               --         --        1.16%
      All contract charges                         --           794         $116,522       2.08%         --
2015  Lowest contract charge 0.40% Class B    $101.82            --               --         --       (0.26)%
      Highest contract charge 1.45% Class B   $142.26            --               --         --       (1.32)%
      All contract charges                         --           833         $120,425       1.92%         --
2014  Lowest contract charge 0.40% Class B    $102.09            --               --         --        3.33%
      Highest contract charge 1.45% Class B   $144.17            --               --         --        2.24%
      All contract charges                         --           877         $128,120       2.06%         --
2013  Lowest contract charge 0.40% Class B    $ 98.80            --               --         --       (2.75)%
      Highest contract charge 1.45% Class B   $141.01            --               --         --       (3.77)%
      All contract charges                         --           946         $134,945       1.53%         --
MULTIMANAGER MID CAP GROWTH
2017  Lowest contract charge 0.50% Class B    $255.30            --               --         --       26.03%
      Highest contract charge 1.45% Class B   $218.97            --               --         --       24.83%
      All contract charges                         --           362         $ 81,983       0.00%         --
2016  Lowest contract charge 0.50% Class B    $202.57            --               --         --        6.25%
      Highest contract charge 1.45% Class B   $175.41            --               --         --        5.23%
      All contract charges                         --           386         $ 69,549       0.10%         --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   --------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2015  Lowest contract charge 0.50% Class B          $190.66           --                --         --       (2.01)%
      Highest contract charge 1.45% Class B         $166.69           --                --         --       (2.95)%
      All contract charges                               --          426          $ 72,928       0.00%         --
2014  Lowest contract charge 0.50% Class B          $194.58           --                --         --        4.34%
      Highest contract charge 1.45% Class B         $171.76           --                --         --        3.35%
      All contract charges                               --          445          $ 78,682       0.00%         --
2013  Lowest contract charge 0.70% Class B          $182.04           --                --         --       39.20%
      Highest contract charge 1.45% Class B         $166.20           --                --         --       38.13%
      All contract charges                               --          489          $ 83,389       0.00%         --
MULTIMANAGER MID CAP VALUE
2017  Lowest contract charge 0.40% Class B          $182.79           --                --         --        8.84%
      Highest contract charge 1.45% Class B         $238.13           --                --         --        7.69%
      All contract charges                               --          231          $ 56,322       0.76%         --
2016  Lowest contract charge 0.40% Class B          $167.95           --                --         --       18.61%
      Highest contract charge 1.45% Class B         $221.12           --                --         --       17.35%
      All contract charges                               --          254          $ 57,175       1.03%         --
2015  Lowest contract charge 0.40% Class B          $141.60           --                --         --       (5.93)%
      Highest contract charge 1.45% Class B         $188.42           --                --         --       (6.92)%
      All contract charges                               --          281          $ 53,666       0.67%         --
2014  Lowest contract charge 0.40% Class B          $150.53           --                --         --        4.92%
      Highest contract charge 1.45% Class B         $202.43           --                --         --        3.82%
      All contract charges                               --          314          $ 64,158       0.43%         --
2013  Lowest contract charge 0.50% Class B          $218.80           --                --         --       34.92%
      Highest contract charge 1.45% Class B         $194.99           --                --         --       33.63%
      All contract charges                               --          355          $ 69,948       0.36%         --
MULTIMANAGER TECHNOLOGY
2017  Lowest contract charge 0.50% Class B          $327.10           --                --         --       38.43%
      Highest contract charge 1.45% Class B         $280.56           --                --         --       37.11%
      All contract charges                               --          667          $191,981       0.00%         --
2016  Lowest contract charge 0.50% Class B          $236.30           --                --         --        8.40%
      Highest contract charge 1.45% Class B         $204.62           --                --         --        7.37%
      All contract charges                               --          689          $144,841       0.01%         --
2015  Lowest contract charge 0.50% Class B          $217.98           --                --         --        5.76%
      Highest contract charge 1.45% Class B         $190.58           --                --         --        4.75%
      All contract charges                               --          763          $148,717       0.00%         --
2014  Lowest contract charge 0.50% Class B          $206.11           --                --         --       12.98%
      Highest contract charge 1.45% Class B         $181.93           --                --         --       11.90%
      All contract charges                               --          799          $148,438       0.00%         --
2013  Lowest contract charge 0.50% Class B          $182.43           --                --         --       34.91%
      Highest contract charge 1.45% Class B         $162.58           --                --         --       33.62%
      All contract charges                               --          829          $137,447       0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2017  Lowest contract charge 0.50% Service Class    $233.11           --                --         --       16.06%
      Highest contract charge 1.20% Service Class   $220.79           --                --         --       15.24%
      All contract charges                               --           28          $  6,219       1.03%         --
2016  Lowest contract charge 0.50% Service Class    $200.86           --                --         --       10.75%
      Highest contract charge 1.20% Service Class   $191.59           --                --         --        9.96%
      All contract charges                               --           21          $  4,187       0.85%         --
2015  Lowest contract charge 0.50% Service Class    $181.37           --                --         --        2.59%
      Highest contract charge 1.20% Service Class   $174.23           --                --         --        1.87%
      All contract charges                               --           15          $  2,773       0.65%         --
2014  Lowest contract charge 0.50% Service Class    $176.79           --                --         --        9.85%
      Highest contract charge 1.20% Service Class   $171.03           --                --         --        9.08%
      All contract charges                               --           12          $  2,046       0.55%         --
2013  Lowest contract charge 0.50% Service Class    $160.94           --                --         --       30.78%
      Highest contract charge 1.20% Service Class   $156.80           --                --         --       29.87%
      All contract charges                               --            7          $  1,126       0.86%         --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2017  Lowest contract charge 0.00% Advisor Class(f)   $100.91           --               --           --        2.04%
      Highest contract charge 1.20% Advisor Class     $ 66.44           --               --           --        0.82%
      All contract charges                                 --          123          $ 8,220        10.91%         --
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --               --           --       14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --               --           --       13.50%
      All contract charges                                 --          106          $ 7,011         1.03%         --
2015  Lowest contract charge 0.00% Advisor Class(e)   $ 75.98           --               --           --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --               --           --      (26.55)%
      All contract charges                                 --           89          $ 5,188         4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --               --           --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --               --           --      (19.72)%
      All contract charges                                 --           68          $ 5,384         0.27%         --
2013  Lowest contract charge 0.50% Advisor Class      $101.07           --               --           --      (15.14)%
      Highest contract charge 1.20% Advisor Class     $ 98.47           --               --           --      (15.74)%
      All contract charges                                 --           48          $ 4,781         1.55%         --
TARGET 2015 ALLOCATION
2017  Lowest contract charge 0.50% Class B            $148.96           --               --           --       10.75%
      Highest contract charge 1.34% Class B           $135.34           --               --           --        9.82%
      All contract charges                                 --          157          $21,214         1.29%         --
2016  Lowest contract charge 0.40% Class B            $123.50           --               --           --        5.21%
      Highest contract charge 1.34% Class B           $123.24           --               --           --        4.22%
      All contract charges                                 --          180          $22,285         1.42%         --
2015  Lowest contract charge 0.50% Class B            $127.97           --               --           --       (2.40)%
      Highest contract charge 1.34% Class B           $118.25           --               --           --       (3.22)%
      All contract charges                                 --          194          $22,954         1.16%         --
2014  Lowest contract charge 0.50% Class B            $131.12           --               --           --        2.45%
      Highest contract charge 1.34% Class B           $122.19           --               --           --        1.58%
      All contract charges                                 --          204          $24,803         1.19%         --
2013  Lowest contract charge 0.50% Class B            $127.99           --               --           --       13.50%
      Highest contract charge 1.35% Class B           $120.20           --               --           --       12.53%
      All contract charges                                 --          211          $25,198         1.39%         --
TARGET 2025 ALLOCATION
2017  Lowest contract charge 0.40% Class B            $152.66           --               --           --       14.95%
      Highest contract charge 1.45% Class B           $146.06           --               --           --       13.75%
      All contract charges                                 --          521          $77,893         1.52%         --
2016  Lowest contract charge 0.40% Class B            $132.80           --               --           --        6.99%
      Highest contract charge 1.45% Class B           $128.41           --               --           --        5.87%
      All contract charges                                 --          461          $60,164         1.50%         --
2015  Lowest contract charge 0.40% Class B            $124.12           --               --           --       (2.44)%
      Highest contract charge 1.45% Class B           $121.29           --               --           --       (3.46)%
      All contract charges                                 --          437          $53,745         1.28%         --
2014  Lowest contract charge 0.50% Class B            $136.08           --               --           --        3.51%
      Highest contract charge 1.45% Class B           $125.64           --               --           --        2.52%
      All contract charges                                 --          405          $51,648         1.31%         --
2013  Lowest contract charge 0.50% Class B            $131.46           --               --           --       18.51%
      Highest contract charge 1.45% Class B           $122.55           --               --           --       17.37%
      All contract charges                                 --          367          $45,631         1.35%         --
TARGET 2035 ALLOCATION
2017  Lowest contract charge 0.40% Class B            $161.94           --               --           --       17.30%
      Highest contract charge 1.45% Class B           $153.00           --               --           --       16.06%
      All contract charges                                 --          516          $80,987         1.51%         --
2016  Lowest contract charge 0.40% Class B            $138.06           --               --           --        7.59%
      Highest contract charge 1.45% Class B           $131.83           --               --           --        6.47%
      All contract charges                                 --          450          $60,682         1.48%         --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

8. Financial highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
TARGET 2035 ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.40% Class B       $128.32           --               --          --       (2.42)%
      Highest contract charge 1.45% Class B      $123.82           --               --          --       (3.45)%
      All contract charges                            --          411          $51,693        1.33%         --
2014  Lowest contract charge 0.40% Class B       $131.50           --               --          --        4.07%
      Highest contract charge 1.45% Class B      $128.25           --               --          --        2.97%
      All contract charges                            --          370          $47,918        1.35%         --
2013  Lowest contract charge 0.50% Class B       $133.60           --               --          --       21.64%
      Highest contract charge 1.45% Class B      $124.55           --               --          --       20.49%
      All contract charges                            --          333          $41,685        1.35%         --
TARGET 2045 ALLOCATION
2017  Lowest contract charge 0.40% Class B       $170.31           --               --          --       19.21%
      Highest contract charge 1.45% Class B      $157.34           --               --          --       17.96%
      All contract charges                            --          431          $69,508        1.50%         --
2016  Lowest contract charge 0.40% Class B       $142.86           --               --          --        8.25%
      Highest contract charge 1.45% Class B      $133.38           --               --          --        7.12%
      All contract charges                            --          382          $52,165        1.47%         --
2015  Lowest contract charge 0.40% Class B       $131.97           --               --          --       (2.71)%
      Highest contract charge 1.45% Class B      $124.52           --               --          --       (3.64)%
      All contract charges                            --          340          $43,122        1.38%         --
2014  Lowest contract charge 0.40% Class B       $135.64           --               --          --        4.36%
      Highest contract charge 1.45% Class B      $129.23           --               --          --        3.26%
      All contract charges                            --          287          $37,869        1.42%         --
2013  Lowest contract charge 0.70% Class B       $132.29           --               --          --       24.34%
      Highest contract charge 1.45% Class B      $125.15           --               --          --       23.41%
      All contract charges                            --          245          $30,986        1.35%         --
TARGET 2055 ALLOCATION
2017  Lowest contract charge 0.50% Class B       $121.41           --               --          --       21.18%
      Highest contract charge 1.34% Class B      $118.74           --               --          --       20.17%
      All contract charges                            --           68          $ 8,093        1.90%         --
2016  Lowest contract charge 0.50% Class B       $100.19           --               --          --        8.96%
      Highest contract charge 1.34% Class B      $ 98.81           --               --          --        8.04%
      All contract charges                            --           32          $ 3,226        2.17%         --
2015  Lowest contract charge 0.50% Class B(d)    $ 91.95           --               --          --       (6.99)%
      Highest contract charge 1.34% Class B(d)   $ 91.46           --               --          --       (7.46)%
      All contract charges                            --            6          $   538        3.16%         --
TEMPLETON GLOBAL BOND VIP FUND
2017  Lowest contract charge 0.50% Class 2       $119.93           --               --          --        1.41%
      Highest contract charge 1.20% Class 2      $113.60           --               --          --        0.71%
      All contract charges                            --          564          $64,165        0.00%         --
2016  Lowest contract charge 0.50% Class 2       $118.26           --               --          --        2.43%
      Highest contract charge 1.20% Class 2      $112.80           --               --          --        1.70%
      All contract charges                            --          502          $56,677        0.00%         --
2015  Lowest contract charge 0.50% Class 2       $115.46           --               --          --       (4.78)%
      Highest contract charge 1.20% Class 2      $110.91           --               --          --       (5.45)%
      All contract charges                            --          427          $47,351        7.80%         --
2014  Lowest contract charge 0.50% Class 2       $121.26           --               --          --        1.33%
      Highest contract charge 1.20% Class 2      $117.30           --               --          --        0.61%
      All contract charges                            --          328          $38,426        4.98%         --
2013  Lowest contract charge 0.50% Class 2       $119.67           --               --          --        1.12%
      Highest contract charge 1.20% Class 2      $116.59           --               --          --        0.40%
      All contract charges                            --          232          $27,077        4.73%         --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2017

8. Financial highlights (Concluded)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
VANECK VIP GLOBAL HARD ASSETS FUND
2017  Lowest contract charge 0.50% Class S Shares     $69.26           --               --          --        (2.46)%
      Highest contract charge 1.45% Class S Shares    $64.99           --               --          --        (3.39)%
      All contract charges                                --          370          $24,338        0.00%          --
2016  Lowest contract charge 0.50% Class S Shares     $71.01           --               --          --        42.70%
      Highest contract charge 1.45% Class S Shares    $67.27           --               --          --        41.35%
      All contract charges                                --          380          $25,817        0.37%          --
2015  Lowest contract charge 0.50% Class S Shares     $49.76           --               --          --       (33.96)%
      Highest contract charge 1.45% Class S Shares    $47.59           --               --          --       (34.59)%
      All contract charges                                --          318          $15,253        0.03%          --
2014  Lowest contract charge 0.50% Class S Shares     $75.35           --               --          --       (19.75)%
      Highest contract charge 1.45% Class S Shares    $72.76           --               --          --       (20.52)%
      All contract charges                                --          249          $18,317        0.00%          --
2013  Lowest contract charge 0.50% Class S Shares     $93.89           --               --          --         9.75%
      Highest contract charge 1.34% Class S Shares    $91.81           --               --          --         8.82%
      All contract charges                                --          202          $18,656        0.46%          --

   ----------
  (a)Units were made available on May 20, 2013.
  (b)Units were made available on June 13, 2014.
  (c)Units were made available on March 27, 2015.
  (d)Units were made available on May 26, 2015.
  (e)Units were made available on June 19, 2015.
  (f)Units were made available on January 25, 2016.
  (g)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.
  (h)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (i)Units were made available on May 19, 2017.
  (j)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.
  (k)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2017 through April 16, 2018, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-154

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm....................   F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets as of December 31, 2017 and 2016.............   F-2
  Consolidated Statements of Income (Loss), for the Years Ended
   December 31, 2017, 2016 and 2015........................................   F-4
  Consolidated Statements of Comprehensive Income (Loss), for the Years
   Ended December 31, 2017, 2016 and 2015..................................   F-5
  Consolidated Statements of Equity, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-6
  Consolidated Statements of Cash Flows, for the Years Ended December 31,
   2017, 2016 and 2015.....................................................   F-7
  Notes to Consolidated Financial Statements
   Note 1 -- Organization..................................................  F-10
   Note 2 -- Significant Accounting Policies...............................  F-10
   Note 3 -- Investments...................................................  F-29
   Note 4 -- Goodwill and Other Intangible Assets..........................  F-46
   Note 5 -- Closed Block..................................................  F-47
   Note 6 -- DAC and Policyholder Bonus Interest Credits...................  F-48
   Note 7 -- Fair Value Disclosures........................................  F-49
   Note 8 -- Insurance Liabilities.........................................  F-61
   Note 9 -- Reinsurance Agreements........................................  F-64
   Note 10 -- Short-Term and Long-Term Debt................................  F-66
   Note 11 -- Related Party Transactions...................................  F-67
   Note 12 -- Employee Benefit Plans.......................................  F-69
   Note 13 -- Share-Based and Other Compensation Programs..................  F-74
   Note 14 -- Income Taxes.................................................  F-79
   Note 15 -- Accumulated Other Comprehensive Income (Loss)................  F-81
   Note 16 -- Commitments and Contingent Liabilities.......................  F-82
   Note 17 -- Insurance Group Statutory Financial Information..............  F-85
   Note 18 -- Business Segment Information.................................  F-86
   Note 19 -- Quarterly Results of Operations (Unaudited)..................  F-89
   Note 20 -- Subsequent Events............................................  F-97

Financial Statement Schedules:
  Schedule I -- Summary of Investments -- Other than Investments in
   Related Parties, as of December 31, 2017................................  F-98
  Schedule III -- Supplementary Insurance Information, as of and for the
   Years Ended December 31, 2017 and 2016 and for the Year ended
   December 31, 2015.......................................................  F-99
  Schedule IV -- Reinsurance, as of and for the Years Ended December 31,
   2017, 2016 and 2015..................................................... F-102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income (loss), comprehensive income
(loss), equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

As discussed in Note 2 to the consolidated financial statements the Company has restated its 2016 consolidated financial statements and financial statement schedules to correct errors.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 11, 2018

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016

                                                         AS RESTATED
                                                   -----------------
                                                     2017     2016
                                                   -------- --------
                                                     (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $34,831 and $32,123).. $ 36,358 $ 32,570
  Mortgage loans on real estate (net of valuation
   allowances of $8 and $8).......................   10,935    9,757
  Real estate held for production of income/(1)/..      390       56
  Policy loans....................................    3,315    3,361
  Other equity investments/(1)/...................    1,351    1,323
  Trading securities, at fair value...............   12,628    9,134
  Other invested assets/(1)/......................    3,121    2,226
                                                   -------- --------
   Total investments..............................   68,098   58,427
Cash and cash equivalents/(1)/....................    3,409    2,950
Cash and securities segregated, at fair value.....      825      946
Broker-dealer related receivables.................    2,158    2,100
Deferred policy acquisition costs.................    4,547    5,058
Goodwill and other intangible assets, net.........    3,709    3,741
Amounts due from reinsurers.......................    5,079    4,654
Loans to affiliates...............................      703      703
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................   10,488   10,314
Other assets/(1)/.................................    4,432    4,260
Separate Accounts' assets.........................  122,537  111,403
                                                   -------- --------

TOTAL ASSETS...................................... $225,985 $204,556
                                                   ======== ========

LIABILITIES
Policyholders' account balances................... $ 43,805 $ 38,825
Future policy benefits and other policyholders
  liabilities.....................................   29,034   28,901
Broker-dealer related payables....................      764      484
Securities sold under agreements to repurchase....    1,887    1,996
Customers related payables........................    2,229    2,360
Amounts due to reinsurers.........................      134      125
Short-term and Long-term debt/(1)/................      769      513
Current and deferred income taxes.................    1,973    2,834
Other liabilities/(1)/............................    2,663    2,108
Separate Accounts' liabilities....................  122,537  111,403
                                                   -------- --------
   Total liabilities..............................  205,795  189,549
                                                   -------- --------
Redeemable Noncontrolling Interest/(1)/........... $    626 $    403
                                                   -------- --------

Commitments and contingent liabilities (Note 16)

/(1)/See Note 2 for details of balances with variable interest entities.

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2017 AND 2016
                                  (CONTINUED)

                                                             AS RESTATED
                                                   ---------------------
                                                      2017       2016
                                                   ---------- ----------
                                                       (IN MILLIONS)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      6,859      5,339
  Retained earnings...............................      9,010      6,150
  Accumulated other comprehensive income (loss)...        598         17
                                                   ---------- ----------
   Total AXA Equitable's equity...................     16,469     11,508
                                                   ---------- ----------
Noncontrolling interest...........................      3,095      3,096
                                                   ---------- ----------
   Total equity...................................     19,564     14,604
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  225,985 $  204,556
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                            AS RESTATED
                                                   ----------------------------
                                                     2017      2016      2015
                                                   --------  --------  --------
                                                           (IN MILLIONS)
REVENUES
Policy charges and fee income..................... $  3,334  $  3,344  $  3,291
Premiums..........................................      904       880       852
Net derivative gains (losses).....................      890    (1,211)   (1,161)
Net investment income (loss)......................    2,583     2,318     2,057
Investment gains (losses), net:
  Total other-than-temporary impairment losses....      (13)      (65)      (41)
  Other investment gains (losses), net............     (112)       81        21
                                                   --------  --------  --------
     Total investment gains (losses), net.........     (125)       16       (20)
                                                   --------  --------  --------
Investment management and service fees............    4,106     3,755     3,902
Other income......................................       41        36        40
                                                   --------  --------  --------
   Total revenues.................................   11,733     9,138     8,961
                                                   --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits...........................    3,462     2,771     2,474
Interest credited to policyholders' account
  balances........................................    1,040     1,029       887
Compensation and benefits.........................    1,762     1,723     1,783
Commissions and distribution related payments.....    1,486     1,467     1,505
Interest expense..................................       29        16        20
Amortization of deferred policy acquisition
  costs, net......................................      268        52      (243)
Other operating costs and expenses................    1,431     1,458     1,497
                                                   --------  --------  --------
   Total benefits and other deductions............    9,478     8,516     7,923
                                                   --------  --------  --------
Income (loss) from operations, before income taxes    2,255       622     1,038
Income tax (expense) benefit......................    1,139        84        22
                                                   --------  --------  --------
Net income (loss).................................    3,394       706     1,060
  Less: Net (income) loss attributable to the
   noncontrolling interest........................     (534)     (496)     (398)
                                                   --------  --------  --------
Net Income (Loss) attributable to AXA Equitable... $  2,860  $    210  $    662
                                                   ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                           AS RESTATED
                                                   --------------------------
                                                     2017     2016     2015
                                                   --------  ------  --------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $  3,394  $  706  $  1,060
                                                   --------  ------  --------

Other comprehensive income (loss) net of income
taxes:
  Foreign currency translation adjustment.........       41     (18)      (25)
  Change in unrealized gains (losses), net of
   reclassification adjustment....................      563    (194)     (832)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............       (5)     (3)       (4)
                                                   --------  ------  --------
Total other comprehensive income (loss), net of
  income taxes....................................      599    (215)     (861)
                                                   --------  ------  --------

Comprehensive income (loss).......................    3,993     491       199

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................     (552)   (479)     (383)
                                                   --------  ------  --------

Comprehensive income (loss) attributable to AXA
  Equitable....................................... $  3,441  $   12  $   (184)
                                                   ========  ======  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         AS RESTATED
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  Common stock, at par value, beginning and end of year....... $       2  $       2  $       2
                                                               ---------  ---------  ---------

  Capital in excess of par value, beginning of year...........     5,339      5,321      5,957
  Deferred tax on dividend of AB Units........................        --         --        (35)
  Non cash capital contribution from AXA Financial (See Note
   12)........................................................        --         --        137
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --       (772)
  Capital contribution from Parent............................     1,500         --         --
  Other changes in capital in excess of par value.............        20         18         34
                                                               ---------  ---------  ---------
  Capital in excess of par value, end of year.................     6,859      5,339      5,321
                                                               ---------  ---------  ---------

  Retained earnings, beginning of year........................     6,150      6,990      7,240
  Net income (loss)...........................................     2,860        210        662
  Shareholder dividends.......................................        --     (1,050)      (912)
                                                               ---------  ---------  ---------
  Retained earnings, end of year..............................     9,010      6,150      6,990
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), beginning of
   year.......................................................        17        215        289
  Transfer of unrecognized net actuarial loss of the AXA
   Equitable Qualified Pension Plan to AXA Financial (see
   Note 12)...................................................        --         --        772
  Other comprehensive income (loss)...........................       581       (198)      (846)
                                                               ---------  ---------  ---------
  Accumulated other comprehensive income (loss), end of year..       598         17        215
                                                               ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR..................    16,469     11,508     12,528
                                                               ---------  ---------  ---------

Noncontrolling interest, beginning of year....................     3,096      3,059      2,967
Repurchase of AB Holding units................................      (158)      (168)      (154)
Net income (loss) attributable to noncontrolling interest.....       485        491        398
Dividends paid to noncontrolling interest.....................      (457)      (384)      (414)
Dividend of AB Units by AXA Equitable to AXA Financial........        --         --        145
Other comprehensive income (loss) attributable to
  noncontrolling interest.....................................        18        (17)       (15)
Other changes in noncontrolling interest......................       111        115        132
                                                               ---------  ---------  ---------

   Noncontrolling interest, end of year.......................     3,095      3,096      3,059
                                                               ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR..................................... $  19,564  $  14,604  $  15,587
                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                              AS RESTATED
                                                    ------------------------------
                                                      2017       2016       2015
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Net income (loss).................................. $  3,394  $     706  $   1,060
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders' account
   balances........................................    1,040      1,029        887
  Policy charges and fee income....................   (3,334)    (3,344)    (3,291)
  Net derivative (gains) losses....................     (890)     1,211      1,161
  Investment (gains) losses, net...................      125        (16)        20
  Realized and unrealized (gains) losses on
   trading securities..............................     (166)        41         43
  Non-cash long term incentive compensation
   expense.........................................      185        152        172
  Amortization of deferred sales commission........       32         41         49
  Other depreciation and amortization..............     (136)       (98)       (18)
  Amortization of deferred cost of reinsurance
   asset...........................................      (84)       159        121
  Amortization of other intangibles................       31         29         28
  Return of real estate joint venture and limited
   partnerships....................................      140        126        161

  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................     (278)       608        (38)
   Reinsurance recoverable.........................     (416)      (304)      (929)
   Segregated cash and securities, net.............      130       (381)       (89)
   Deferred policy acquisition costs...............      268         52       (243)
   Future policy benefits..........................    1,511        431        631
   Current and deferred income taxes...............     (664)      (742)        50
  Other, net.......................................      189       (161)       (99)
                                                    --------  ---------  ---------

Net cash provided by (used in) operating
  activities....................................... $  1,077  $    (461) $    (324)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                              AS RESTATED
                                                    -------------------------------
                                                       2017       2016       2015
                                                    ---------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from investing activities:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available for sale............ $   9,738  $   7,154  $   4,368
   Mortgage loans on real estate...................       934        676        609
   Trading account securities......................     9,125      6,271     10,768
   Other...........................................       228         32        134
  Payment for the purchase/origination of:
   Fixed maturities, available for sale............   (12,465)    (7,873)    (4,701)
   Mortgage loans on real estate...................    (2,108)    (3,261)    (1,311)
   Trading account securities......................   (12,667)    (8,691)   (12,501)
   Other...........................................      (280)      (250)      (132)
  Cash settlements related to derivative
   instruments.....................................    (1,259)       102        529
  Decrease in loans to affiliates..................        --        384         --
  Change in short-term investments.................      (264)      (205)      (363)
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................      (100)       (85)       (71)
  Purchase of business, net of cash acquired.......      (130)       (21)        --
  Other, net.......................................       238        409        203
                                                    ---------  ---------  ---------

Net cash provided by (used in) investing
  activities....................................... $  (9,010) $  (5,358) $  (2,468)
                                                    =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015
                                  (CONTINUED)

                                                             AS RESTATED
                                                    ----------------------------
                                                      2017      2016      2015
                                                    --------  --------  --------
                                                            (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  9,882  $  9,746  $  5,757
   Withdrawals.....................................   (5,926)   (2,874)   (2,861)
   Transfer (to) from Separate Accounts............    1,656     1,202     1,045
  Change in short-term financings..................       53       (69)       95
  Change in collateralized pledged assets..........      710      (677)       (2)
  Change in collateralized pledged liabilities.....    1,108       125      (270)
  (Decrease) increase in overdrafts payable........       63       (85)       80
  Repayment of long term debt......................       --        --      (200)
  Shareholder dividends paid.......................       --    (1,050)     (767)
  Repurchase of AB Holding units...................     (220)     (236)     (214)
  Redemptions (purchases) of non-controlling
   interests of consolidated company-sponsored
   investment funds................................      120      (137)       --
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (457)     (385)     (414)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................     (109)      104       939
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        79       (79)
  Capital Contribution from Parent.................    1,500        --        --
  Other, net.......................................      (10)        8         5
                                                    --------  --------  --------

Net cash provided by (used in) financing
  activities.......................................    8,370     5,751     3,114
                                                    ========  ========  ========

Effect of exchange rate changes on cash and cash
  equivalents......................................       22       (10)      (10)

Change in cash and cash equivalents................      459       (78)      312
Cash and cash equivalents, beginning of year.......    2,950     3,028     2,716
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  3,409  $  2,950  $  3,028
                                                    ========  ========  ========

Supplemental cash flow information:
  Interest paid.................................... $     (8) $    (11) $     19
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     33  $    613  $    (80)
                                                    ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") is a diversified financial services company. The Company is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a direct wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Holdings is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management.

   In the fourth quarter of 2017, the Company completed the reorganization of its segment results into an expanded segment structure to enhance transparency and accountability. The Company believe that the additional segments will enhance the transparency of our financial results. The Company has modified the presentation of its business segment results to reflect its new operating structure and prior periods' presentation has been revised to conform to the new structure.

   On May 10, 2017, AXA announced its intention to pursue the sale of a minority stake in our indirect parent, Holdings, through a proposed initial public offering (the "Holdings IPO") in the first half of 2018. On
   November 13, 2017, Holdings filed a Form S-1 registration statement with the Securities and Exchange Commission (the "SEC"). The completion of the proposed Holdings IPO will depend on, among other things, the SEC filing and review process and customary regulatory approvals, as well as market conditions. There can be no assurance that the proposed Holdings IPO will occur on the anticipated timeline or at all.

   The Company now conducts operations in four segments: Individual Retirement, Group Retirement, Investment Management and Research, and Protection Solutions. The Company's management evaluates the performance of each of these segments independently.

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels -- Institutional, Retail and Private Wealth Management -- and distributes its institutional research products and solutions through Bernstein Research Services. The Investment Management and Research segment reflects the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB").

      . The Protection Solutions segment includes the Company's life insurance and group employee benefits businesses. The life insurance business offers a variety of variable universal life, indexed universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of life, short- and long-term disability, dental and vision insurance products to small and medium-size businesses across the United States.

   Corporate and Other includes certain of the Company's financing and investment expenses. It also includes: the closed block of life insurance (the "Closed Block"), run-off group pension business, run-off health business, certain strategic investments and certain unallocated items, including capital and related investments, interest expense and corporate expense. AB's results of operations are reflected in the Investment Management and Research segment. Accordingly, Corporate and Other does not include any items applicable to AB.

   At December 31, 2017 and 2016, the Company's economic interest in AB was 29.0% and 29.0%, respectively. At December 31, 2017 and 2016, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 64.7% and 63.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of both AB Holding and ABLP; as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition, and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company. All significant intercompany transactions and balances have been eliminated in consolidation. The years "2017", "2016" and "2015" refer to the years ended December 31, 2017, 2016 and 2015, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In January 2017, the Financial Accounting Standards Board ("FASB") issued new guidance that amends the definition of a business to provide a more robust framework for determining when a set of assets and activities is a business. The definition primarily adds clarity for evaluating whether certain transactions should be accounted for as acquisitions/dispositions of assets or businesses, the latter subject to guidance on business combinations, but also may interact with other areas of accounting where the defined term is used, such as in the application of guidance on consolidation and goodwill impairment. The new guidance is effective for fiscal years ending December 31, 2018. The Company elected to early adopt the new guidance for the year ending December 31, 2016. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In January 2017, the FASB issued updated guidance to simplify the accounting for goodwill impairment on a prospective basis in years beginning after December 15, 2019, with early adoption permitted for impairment testing performed after January 1, 2017. The revised guidance removes Step 2 from the goodwill impairment testing model that currently requires a hypothetical purchase price allocation to assess goodwill recoverability when Step 1 testing demonstrates a reporting unit's carrying value exceeds its fair value. Existing guidance that limits the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill remains unchanged by elimination of the requirement to perform Step 2 testing. The Company elected to early adopt the guidance effective January 1, 2017 for its first quarter 2017 interim goodwill recoverability assessments. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued updated guidance on consolidation of interests held through related parties that are under common control, which alters how a decision maker needs to consider indirect interests in a VIE held through an entity under common control. The new guidance amends the recently adopted consolidation guidance analysis. Under the new guidance, if a decision maker is required to evaluate whether it is the primary beneficiary of a VIE, it will need to consider only its proportionate indirect interest in the VIE held through a common control party. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance simplifying the transition to the equity method of accounting. The amendment eliminates the requirement for an investor to retroactively adjust the basis of a previously held interest in an investment that subsequently qualifies for use of the equity method. Additionally, the amendment requires any unrealized holding gain or loss recognized in accumulated other comprehensive income (loss) ("AOCI ") to be realized in earnings at the date an available-for-sale ("AFS") security qualifies for use of the equity method. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In March 2016, the FASB issued new guidance on improvements to employee share-based payment accounting. The amendment includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements including: income tax effects of share-based payments, minimum statutory tax withholding requirements and forfeitures. The Company adopted the revised guidance effective January 1, 2017. Adoption of this guidance did not have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to the analysis of fee arrangements and related party relationships, modifies the guidance for the evaluation of limited partnerships and similar entities for consolidation to eliminate the presumption of general partner control, and ends the deferral that had been granted to certain investment companies for applying previous VIE guidance. The Company adopted this guidance beginning January 1, 2016 using a modified retrospective approach, thereby not requiring a restatement of prior year periods. At initial adoption, the Company's reevaluation of all legal entities under the new standard resulted in identification of additional VIEs and consolidation of certain investment products of the Investment Management and Research segment that were not consolidated in accordance with previous guidance. The analysis performed under this guidance requires the exercise of judgment and is updated continuously as circumstances change or new entities are formed.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods ending after December 15, 2016 and interim periods thereafter. The Company implemented this guidance in its reporting on the year ended December 31, 2016. The effect of implementing this guidance was not material to the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2018, the FASB issued new guidance that will permit, but not require, entities to reclassify to retained earnings tax effects "stranded" in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the "Act") on December 22, 2017. An entity that elects this option must reclassify these stranded tax effects for all items in AOCI, including, but not limited to, AFS securities and employee benefits. Tax effects stranded in AOCI for other reasons, such as prior changes in tax law, may not be reclassified. While the new guidance provides entities the option to reclassify these amounts, new disclosures are required regardless of whether entities elect to do so. The new guidance is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted for periods for which financial statements have not yet been issued or made available for issuance, including in the period the Act was signed into law (i.e., the reporting period including December 22, 2017). Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Act is recognized or in the period of adoption. Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company's consolidated financial statements.

   In August 2017, the FASB issued new guidance on accounting for hedging activities, intended to more closely align the financial statement reporting of hedging relationships to the economic results of an entity's risk management activities. In addition, the new guidance makes certain targeted modifications to simplify the application of current hedge accounting guidance. The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption (that is, the initial application date). All transition requirements and elections should be applied to derivatives positions and hedging relationships existing on the date of adoption. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2017, the FASB issued guidance on share-based payments. The amendment provides clarity intended to reduce diversity in practice and the cost and complexity of accounting for changes to the terms or conditions of share-based payment awards. The new guidance is effective for interim and annual periods beginning after December 15, 2017, requires prospective application to awards modified on or after the date of adoption, and permits early adoption. This amendment did not have a material impact on the Company's consolidated financial statements.

   In March 2017, the FASB issued guidance that requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments. The new guidance is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted and is to be applied on a modified retrospective basis. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In March 2017, the FASB issued new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires disaggregation of the service cost component from the other components of net benefit costs on the income statement. The service cost component will be presented with other employee compensation costs in "income from operations," and the remaining components will be reported separately outside of income from operations. While this standard does not change the rules for how benefits costs are measured, it limits the amount eligible for capitalization to the service cost component and, therefore, may require insurers and other entities that establish deferred assets related to the acquisition of new contracts to align its capitalization policies/practices with that limitation. The new guidance is effective for interim and annual periods beginning after December 15, 2017 with early adoption permitted and is to be applied retrospectively for changes in the income statement presentation of net benefit cost and prospectively for changes in capitalization eligibility. The guidance permits the use of amounts previously disclosed for the various components of net benefits cost as the basis for the retrospective change in the income statement presentation, and use of that approach must be disclosed as a "practical expedient" to determining how much of the various components of net benefits costs actually was reflected in historical income statements a result of capitalization and subsequent amortization. For purpose of segment reporting, net periodic benefits costs should continue to be presented based on how management reports those costs internally for evaluation, regardless of these new requirements. The Company expects to utilize the practical expedient for adopting the retrospective change in its income statement presentation of net benefits costs. Based on the assessments performed to-date, adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance is effective for interim and annual periods beginning after December 15, 2017 and should be applied using a retrospective transition method. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In June 2016, the FASB issued new guidance related to the accounting for credit losses on financial instruments. The new guidance introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The new guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for annual periods beginning after December 15, 2018. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In February 2016, the FASB issued revised guidance to lease accounting that will require lessees to recognize on the balance sheet a "right-of-use" asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. The new lease accounting model will continue to distinguish between capital and operating leases. The current straight-line pattern for the recognition of rent expense on an operating lease is expected to remain substantially unchanged by the new guidance but instead will be comprised of amortization of the right-of-use asset and interest cost on the related lease obligation, thereby resulting in an income statement presentation similar to a financing arrangement or capital lease. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The transition provisions require application on a modified retrospective approach at the beginning of the earliest comparative period presented in the financial statements (that is, January 1, 2017). Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing lease contracts and arrangements. Management currently is evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale ("AFS") debt securities. The new guidance will require equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI. Adoption of this new guidance is required in interim and annual periods beginning after December 15, 2017 and is to be applied on a modified retrospective basis. At December 31, 2017, the Company's equity investments include approximately $157 million common stock securities designated as AFS for which a cumulative effect adjustment to opening retained earnings will be made at January 1, 2018 to reclassify from AOCI the related net unrealized investment gains/(losses), net of income tax. The Company's investment assets held in the form of equity interests in unconsolidated entities, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds, generally are accounted for under the equity method and will not be impacted by this new guidance. The Company does not currently report any of its financial liabilities under the fair value option. Adoption of this new guidance in first quarter 2018 is not expected to have a material impact on the Company's financial condition or results of operations.

   In May 2014, the FASB issued new guidance that revises the recognition criteria for revenue arising from contracts with customers to provide goods or services, except when those revenue streams are from insurance contracts, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new standard's core principle is that revenue should be recognized when "control" of promised goods or services is transferred to customers and in an amount that reflects the consideration to which it expects to be entitled in exchange. Applying the new revenue recognition criteria generally will require more judgments and estimates than under current guidance in order to identify contractual performance obligations to customers, assess the roles of intermediaries in fulfilling those obligations, determine the amount of variable consideration to include in the transaction price, and allocate the transaction price to distinct performance obligations in bundled contracts. The new guidance is effective for interim and annual periods beginning after December 15, 2017, with early adoption permitted. Transition to the new standard requires a retrospective approach but application is permitted either on a full or modified basis, the latter by recognition of a cumulative-effect adjustment to opening equity in the period of initial adoption. On January 1, 2018, the Company will adopt the new revenue recognition guidance on a modified retrospective basis and provide in its first quarter 2018 reporting the additional disclosures required by the new standard. Revenues within the scope of this standard and subject to the Company's analysis largely emerge from its investment in AllianceBernstein, as reported in the Company's Investment Management and Research segment, but also result from the Company's direct wholly-owned subsidiary, FMG as well as broker-dealer operations. Based on the assessments performed to-date, the Company does not expect any changes in the amounts or timing of revenue recognition, including base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. However, performance-based fees, that currently are recognized at the end of the applicable measurement period when no risk of reversal remains, and carried-interest distributions received (considered performance-based fees), that currently are recorded as deferred revenues until no risk of reversal remains, in certain instances may be recognized earlier under the new standard if it is probable that significant reversal will not occur. As a result, the Company currently expects its initial adoption of the new revenue recognition standard at January 1, 2018 will result in a pre-tax cumulative effect adjustment to increase opening equity by approximately
   $35 million, representing carried-interest distributions previously received, net of revenue sharing payments to investment team members, with respect to which it is probable that significant reversal will not occur. The Company's future financial statements will include additional disclosures as required by the new revenue recognition guidance.

   Closed Block

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and income of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's general account (the "General Account"), any of its separate accounts (the "Separate Accounts") or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax income from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's income.

   If the actual cumulative income from the Closed Block are greater than the expected cumulative income, only the expected income will be recognized in net income. Actual cumulative income in excess of expected cumulative income at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block income in a subsequent period are less than the expected income for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative income of the Closed Block are less than the expected cumulative income, only actual income would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2017 and 2016, the carrying value of COLI was $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets. The Company classifies as short-term securities purchased with a maturity of twelve months or less.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   Cash and securities segregated primarily includes U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of its brokerage customers under Rule 15c3-3 of the Exchange Act.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate:

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely. At December 31, 2017 and 2016, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $19 million and $34 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income.

   AMORTIZATION POLICY. In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC are amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in income (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a reversion to the mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At
   December 31, 2017, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than five years in order to reach the average gross long-term return estimate, the application of the five year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than five years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2017, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over 7 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in net income in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative income over expected cumulative income as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in net income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period net income (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in net income
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium, investment performance and interest credited, net of surrenders, withdrawals, benefits and charges.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.1% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.2%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to income.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("NLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (I.E., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to income. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of income may be such that profits are expected to be recognized in earlier years followed by losses in later years. In these situations, accounting standards require that an additional profits followed by loss liability be recognized by an amount necessary to sufficiently offset the losses that would be recognized in later years. A profits followed by loss liability is included in "Future policy benefits" and is predominately associated with certain interest-sensitive life contracts.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally the Company cedes and assumes reinsurance for products with GMxB features, which are considered an embedded when part of a reinsurance contract covers risks not treated as derivative or a freestanding derivative otherwise. The GMxB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported on the consolidated statements of income (loss) in Net derivative gains (losses). Reserves for embedded derivatives liabilities and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and the GMIB reinsurance contract asset, at fair value is reported in a stand-alone line in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent Separate Account assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment income (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Account assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Account are offset within the same line in the consolidated statements of income
   (loss). For 2017, 2016 and 2015, investment results of such Separate Accounts were gains (losses) of $16,735 million, $8,222 million and $(1,148) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Account assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT AND RESEARCH

   Investment management and service fees principally include the Investment Management and Research segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") and Sanford
   C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Since January 31, 2009, AB sponsored U.S. mutual funds have not offered back-end load shares to new investors. Likewise, as of December 31, 2016, AB sponsored Non-U.S. Funds are no longer offering back-end load shares, except in isolated instances.

   Management periodically reviews the deferred sales commission asset for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If these factors indicate impairment in value, a comparison is made of the carrying value to the undiscounted cash flows expected to be generated by the asset over its remaining life. If it is determined the deferred sales commission asset is not fully recoverable, the asset will be deemed impaired and a loss will be recorded in the amount by which the recorded amount of the asset exceeds its estimated fair value.

   RETIREMENT AND PROTECTION

   Investment management and service fees also includes fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") from providing investment management and administrative services to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services.

   AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. It has also entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG.

   AXA Equitable FMG's fees related to its services are calculated as a percentage of assets under management and are recorded in Investment management and service fees in the consolidated statements of income (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the consolidated statements of income (loss).

   Goodwill and Other Intangible Assets

   Goodwill reported by the Company represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and purchases of units of the limited partnership interest in ABLP ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Effective January 1, 2017, the Company early-adopted new guidance that eliminated Step 2 testing from the goodwill impairment model and continued to limit the measurement of any goodwill impairment to the carrying value of the reporting unit's goodwill.

   The Company's intangible assets primarily relate to the Bernstein Acquisition and purchases of AB Units and reflect amounts assigned to acquired investment management contracts based on their estimated fair values at the time of acquisition, less accumulated amortization. These intangible assets generally are amortized on a straight-line basis over their estimated useful life, ranging from six to twenty years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, impairment tests are performed to measure the amount of the impairment loss, if any.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   As required under accounting for income taxes, the Company determined reasonable estimates for certain effects of the Tax Cuts and Jobs Act enacted on December 22, 2017 and recorded those estimates as provisional amounts in the 2017 consolidated financial statements. In accordance with SEC Staff Accounting Bulletin No. 118 ("SAB 118"), the Company may make additional adjustments during 2018 (the measurement period) to the income tax balance sheet and income statement accounts as the U.S. Department of the Treasury issues further guidance and interpretations.

   Accounting and Consolidation of VIEs

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product and is temporary in nature. The Company evaluates its seed investments on a quarterly basis to determine whether consolidation is required.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   A VIE must be consolidated by its primary beneficiary, which generally is defined as the party that has a controlling financial interest in the VIE. The Company is deemed to have a controlling financial interest in a VIE if it has (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance, and (ii) the obligation to absorb losses of the VIE or the right to receive income from the VIE that potentially could be significant to the VIE. For purposes of evaluating
   (ii) above, fees paid to the Company as a decision maker or service provider are excluded if the fees are compensation for services provided commensurate with the level of effort required to be performed and the arrangement includes only customary terms, conditions or amounts present in arrangements for similar services negotiated at arm's length.

   If the Company has a variable interest in an entity that is determined not to be a VIE, the entity then is evaluated for consolidation under the voting interest entity ("VOE") model. For limited partnerships and similar entities, the Company is deemed to have a controlling financial interest in a VOE, and would be required to consolidate the entity, if the Company owns a majority of the entity's kick-out rights through voting limited partnership interests and other limited partners do not hold substantive participating rights (or other rights that would indicate that the Company does not control the entity). For entities other than limited partnerships, the Company is deemed to have a controlling financial interest in a VOE if it owns a majority voting interest in the entity.

   The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

   At December 31, 2017, the Company held approximately $1,123 million of investment assets in the form of equity interests issued by non-corporate legal entities determined under the new guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds, and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheet as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these nonconsolidated VIEs are approximately $160,178 million. The Company's maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1,123 million and approximately $693 million of unfunded commitments at December 31, 2017. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

   At December 31, 2017, the Company consolidated three real estate joint ventures for which it was identified as primary beneficiary under the VIE model. Two of the joint ventures are owned 95% by the Company and 5% by the venture partner. The third consolidated entity is jointly owned by AXA Equitable and AXA France and holds an investment in a real estate venture. Included in the Company's consolidated balance sheets at December 31, 2017 and 2016, respectively, are total assets of $393 million and $36 million related to these VIEs, primarily resulting from the consolidated presentation of $372 million and $36 million of real estate held for production of income. Also resulting from the Company's consolidated presentation of these VIEs are total liabilities of $229 million and $11 million at December 31, 2017 and 2016, respectively, including long term debt in the amount of $203 million and $0 million. In addition, real estate held for production of income reflects $18 million and $20 million as related to two non-consolidated joint ventures at December 31, 2017 and 2016, respectively.

   Included in the Company's consolidated balance sheet at December 31, 2017 are assets of $1,550 million, liabilities of $696 million and redeemable non-controlling interest of $596 million associated with the consolidation of AB-sponsored investment funds under the VIE model. Also included in the Company's consolidated balance sheets are assets of $58 million, liabilities of $2 million and redeemable non-controlling interest of $0 million from consolidation of AB-sponsored investment funds under the VOE model. The assets of these consolidated funds are presented within Other invested assets and cash and cash equivalents, and liabilities of these consolidated funds are presented with other liabilities on the face of the Company's consolidated balance sheet at December 31, 2017; ownership interests not held by the Company relating to consolidated VIEs and VOEs are presented either as redeemable or non-redeemable noncontrolling interest, as appropriate. The Company is not required to provide financial support to these company-sponsored investment funds, and only the assets of such funds are available to settle each fund's own liabilities.

   As of December 31, 2017, the net assets of investment products sponsored by AB that are nonconsolidated VIEs are approximately $53,600 million and the Company's maximum exposure to loss from its direct involvement with these VIEs is its investment of $7.9 million at December 31, 2017. The Company has no further commitments to or economic interest in these VIEs.

   Assumption Updates and Model Changes

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased policyholders' benefits by $23 million, increased the amortization of DAC by $247 million, decreased policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIB NLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves; (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the amortization of DAC by $193 million, increased policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   In 2015 the Company announced it would raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007, which have both issue ages 70 and above and a current face value amount of $1 million and above, effective in 2016. The Company raised the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the original schedule of COI rates was established. This COI rate increase was larger than the increase previously anticipated in management's reserve assumptions. As a result, management updated the assumption to reflect the actual COI rate increase, resulting in a $71 million and $46 million increase in Income (loss) from operations, before income taxes and Net income, respectively, in 2015.

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreased the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, and increase in the fair value of the GMIBNLG liability of $786 million, a decrease in the GMDB/GMIB reserves of $864 million and a decrease in the amortization of DAC of $32 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $636 million and $413 million, respectively.

   In 2015, based upon management's then current expectations of interest rates and future fund growth, the Company updated its reversion to the mean ("RTM") assumption used to calculate GMDB/GMIB and VISL reserves and amortization DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $570 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $73 million. In 2015, this assumption update decreased Income (loss) from operations, before income taxes and Net income by approximately $527 million and $342 million, respectively.

   In 2015, expectations of long-term lapse rates for certain Accumulator(R) products at certain durations and moneyness levels were lowered based on emerging experience. This update increased expected future claim costs and the fair value of the GMIB reinsurance contract asset. The impact of this assumption update in 2015 was an increase in the fair value of the GMIB reinsurance contract asset of $216 million, an increase in the fair value of the GMIBNLG liability of $101 million, an increase in the GMIB reserves of $53 million and a decrease in the amortization of DAC of $12 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $74 million and $48 million, respectively.

   In 2015, the Company launched a lump sum payment option to certain contract holders with GMIB and GWBL benefits at the time their AAV falls to zero. As a result, the Company updated its future reserve assumptions to incorporate the expectation that some policyholders will utilize this option. The impact of this assumption update in 2015 resulted in a decrease in the fair value of the GMIB reinsurance contract asset of $263 million, a decrease in the fair value of the GMIBNLG liability of $320 million and a decrease in the GMIB reserves of $47 million. In 2015, this assumption update increased Income (loss) from operations, before income taxes and Net income by approximately $103 million and $67 million, respectively.

   Restatement and Revision of Prior Period Financial Statements

   Management identified errors in its previously issued financial statements related primarily to the calculation of policyholders' benefit reserves and the calculation of DAC amortization for certain variable and interest sensitive life products. Based on quantitative and qualitative factors, management determined that the impact of the errors was material to the consolidated financial statements and financial statement schedules as of and for the year ended December 31, 2016, which therefore are restated herein and discussed below. The impact of these errors to the consolidated financial statements for the year ended December 31, 2015 was not considered to be material either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss), statements of comprehensive income (loss), statements of equity and statements of cash flows for the year ended December 31, 2015 to include the revisions discussed herein.

                                                            DECEMBER 31, 2016
                                              ----------------------------------------------
                                               AS PREVIOUSLY      IMPACT OF
                                                 REPORTED      ADJUSTMENTS/(1)/ AS RESTATED
                                              ---------------- ---------------  ------------
                                                              (IN MILLIONS)
ASSETS:
  Deferred policy acquisition costs.......... $          4,852 $           206  $      5,058
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........           10,316              (2)       10,314
                                                               ---------------
   Total assets..............................          204,352             204       204,556
                                                               ---------------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................           28,939             (38)       28,901
  Current and deferred taxes.................            2,751              83         2,834
                                                               ---------------
   Total liabilities.........................          189,504              45       189,549
                                                               ---------------

                                                          DECEMBER 31, 2016
                                              ------------------------------------------
                                              AS PREVIOUSLY     IMPACT OF
                                                REPORTED     ADJUSTMENTS/(1)/ AS RESTATED
                                              -------------- ---------------  -----------
                                                            (IN MILLIONS)
EQUITY:
  Retained earnings.......................... $        6,005 $           145  $     6,150
  Accumulated other comprehensive income
   (loss)....................................              3              14           17
                                                             ---------------
  Total equity attributable to AXA Equitable.         11,349             159       11,508
                                                             ---------------
  Total equity...............................         14,445             159       14,604
                                                             ---------------
Total liabilities, redeemable controlling
  interest and equity........................ $      204,352 $           204  $   204,556
                                                             ===============

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information that impact the pre-change in accounting principle financial information that is being restated, and thus these figures differ from what was reported in the Form 8-K.

                                                    AS PREVIOUSLY         IMPACT OF         AS        AS
                                                      REPORTED        ADJUSTMENTS /(1)/  RESTATED   REVISED
                                                --------------------  ----------------  ---------  ---------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                    DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                --------------------  ----------------  --------------------
                                                   2016       2015      2016     2015      2016      2015
                                                ---------  ---------  -------  -------  ---------  ---------
                                                                        (IN MILLIONS)
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Premiums....................................       854        828       26       24        880        852
   Net derivative gains (losses)...............    (1,163)    (1,075)     (48)     (86)    (1,211)    (1,161)
                                                                      -------  -------
       Total revenues..........................     9,160      9,023      (22)     (62)     9,138      8,961
                                                                      -------  -------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.....................     2,745      2,457       26       17      2,771      2,474
   Interest credited to policyholder's
     account balances..........................     1,079        973      (50)     (86)     1,029        887
   Amortization of deferred policy
     acquisition costs, net....................       287       (254)    (235)      11         52       (243)
                                                                      -------  -------
       Total benefits and other deductions.....     8,775      7,981     (259)     (58)     8,516      7,923
                                                                      -------  -------
  Income (loss) from operations, before
   income taxes................................       385      1,042      237       (4)       622      1,038
  Income tax (expense) benefit.................       168         23      (84)      (1)        84         22
                                                                      -------  -------
  Net income (loss)............................       553      1,065      153       (5)       706      1,060
                                                                      -------  -------
  Net income (loss) attributable to AXA
   Equitable................................... $      57  $     667  $   153  $    (5) $     210  $     662
                                                                      =======  =======
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
Net income (loss).............................. $     553  $   1,065  $   153  $    (5) $     706  $   1,060
Change in unrealized gains (losses), net of
  reclassification adjustment..................      (208)      (828)      14       (4)      (194)      (832)
                                                                      -------  -------
  Total other comprehensive income (loss),
   net of income taxes.........................      (229)      (857)      14       (4)      (215)      (861)
                                                                      -------  -------
Comprehensive income (loss)....................       324        208      167       (9)       491        199
                                                                      -------  -------
  Comprehensive income (loss) attributable
   to AXA Equitable............................ $    (155) $    (175) $   167  $    (9) $      12  $    (184)
                                                                      =======  =======

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information for the year ended
       December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

                                                     AS PREVIOUSLY                                     AS         AS
                                                       REPORTED         IMPACT OF ADJUSTMENTS/(1)/  RESTATED    REVISED
                                                ----------------------  -------------------------  ---------   ---------
                                                YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                ----------------------- -------------------------  -----------------------
                                                    2016        2015        2016          2015        2016       2015
                                                -----------  ---------  ------------  -----------  ---------   ---------
                                                                             (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year......... $     6,998  $   7,243  $         (8) $        (3) $   6,990   $   7,240
  Net income (loss) attributable to AXA
   Equitable...................................          57        667           153           (5)       210         662
                                                                        ------------  -----------
  Retained earnings, end of period.............       6,005      6,998           145           (8)     6,150       6,990
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), beginning of year...................         215        285            --            4        215         289
  Other comprehensive income (loss)............        (212)      (842)           14           (4)      (198)       (846)
                                                                        ------------  -----------
  Accumulated other comprehensive income
   (loss), end of year.........................           3        215            14           --         17         215
                                                                        ------------  -----------
   Total AXA Equitable's equity, end of
     period....................................      11,349     12,536           159           (8)    11,508      12,528
                                                                        ------------  -----------
     TOTAL EQUITY, END OF PERIOD............... $    14,445  $  15,595  $        159  $        (8) $  14,604   $  15,587
                                                                        ============  ===========
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)........................... $       553  $   1,065  $        153  $        (5) $     706   $   1,060
   Interest credited to policyholders'
     account balances..........................       1,079        973           (50)         (86)     1,029         887
   Net derivative (gains) loss.................       1,163      1,075            48           86      1,211       1,161
   Changes in:
   Deferred policy acquisition costs...........         287       (254)         (235)          11         52        (243)
   Current and deferred income taxes...........        (826)        49            84            1       (742)         50
   Other.......................................        (161)       (92)           --           (7)      (161)        (99)
                                                                        ------------  -----------
Net cash provided by (used in) operating
  activities................................... $      (461) $    (324) $         --  $        --  $    (461)  $    (324)
                                                                        ============  ===========

  /(1)/In the Form 8-K filed on December 21, 2017, the Company reported in
       Exhibit 99.1 to reflect a change in accounting principle as well as to correct errors in the previously issued financial statements. Subsequent to the filing of the Form 8-K, the Company identified certain additional errors that were material to the previously disclosed financial information as of and for the year ended December 31, 2016 that impact the pre-change in accounting principle financial information that is being restated and identified certain additional errors that were not material to the previously disclosed financial information as of and for the year ended December 31, 2015, and thus these figures differ from what was reported in the Form 8-K.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                               AMORTIZED  UNREALIZED  UNREALIZED                 OTTI
                                                 COST       GAINS       LOSSES     FAIR VALUE IN AOCI/(3)/
                                              ----------- ---------- ------------- ---------- -----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2017
-----------------
Fixed Maturity Securities:
  Public corporate........................... $    13,645  $     725 $          25 $   14,345  $       --
  Private corporate..........................       6,951        217            31      7,137          --
  U.S. Treasury, government and agency.......      12,644        676           185     13,135          --
  States and political subdivisions..........         414         67            --        481          --
  Foreign governments........................         387         27             5        409          --
  Commercial mortgage-backed.................          --         --            --         --          --
   Residential mortgage-backed/(1)/..........         236         15            --        251          --
   Asset-backed/(2)/.........................          93          3            --         96           2
  Redeemable preferred stock.................         461         44             1        504          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      34,831      1,774           247     36,358           2
Equity securities............................         157         --            --        157          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2017................... $    34,988  $   1,774 $         247 $   36,515  $        2
                                              ===========  ========= ============= ==========  ==========

December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    12,418  $     675 $          81 $   13,012  $       --
  Private corporate..........................       6,880        215            55      7,040          --
  U.S. Treasury, government and agency.......      10,739        221           624     10,336          --
  States and political subdivisions..........         432         63             2        493          --
  Foreign governments........................         375         29            14        390          --
  Commercial mortgage-backed.................         415         28            72        371           7
   Residential mortgage-backed/(1)/..........         294         20            --        314          --
   Asset-backed/(2)/.........................          51         10             1         60           3
  Redeemable preferred stock.................         519         45            10        554          --
                                              -----------  --------- ------------- ----------  ----------
     Total Fixed Maturities..................      32,123      1,306           859     32,570          10
Equity securities............................         113         --            --        113          --
                                              -----------  --------- ------------- ----------  ----------
Total at December 31, 2016................... $    32,236  $   1,306 $         859 $   32,683  $       10
                                              ===========  ========= ============= ==========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
  /(3)/Amounts represent OTTI losses in AOCI, which were not included in income
       (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2017

                                               AMORTIZED
                                                 COST      FAIR VALUE
                                              ------------ ----------
                                                   (in millions)
Due in one year or less...................... $      1,339 $    1,352
Due in years two through five................        7,773      8,035
Due in years six through ten.................        9,889     10,136
Due after ten years..........................       15,040     15,984
                                              ------------ ----------
   Subtotal..................................       34,041     35,507
Commercial mortgage-backed securities........           --         --
Residential mortgage-backed securities.......          236        251
Asset-backed securities......................           93         96
Redeemable preferred stocks..................          461        504
                                              ------------ ----------
Total........................................ $     34,831 $   36,358
                                              ============ ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

                                                      DECEMBER 31,
                                              ----------------------------
                                                 2017       2016     2015
                                              ----------  --------  ------
                                                      (IN MILLIONS)
Proceeds from sales.......................... $    7,232  $  4,324  $  979
                                              ==========  ========  ======
Gross gains on sales......................... $       98  $    111  $   33
                                              ==========  ========  ======
Gross losses on sales........................ $     (211) $    (58) $   (8)
                                              ==========  ========  ======
Total OTTI................................... $      (13) $    (65) $  (41)
Non-credit losses recognized in OCI..........         --        --      --
                                              ----------  --------  ------
Credit losses recognized in net income (loss) $      (13) $    (65) $  (41)
                                              ==========  ========  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
Balances at January 1,....................... $(190) $(198)
Previously recognized impairments on
  securities that matured, paid, prepaid or
  sold.......................................   193     73
Recognized impairments on securities
  impaired to fair value this period/(1)/....    --    (17)
Impairments recognized this period on
  securities not previously impaired.........   (13)   (46)
Additional impairments this period on
  securities previously impaired.............    --     (2)
Increases due to passage of time on
  previously recorded credit losses..........    --     --
Accretion of previously recognized
  impairments due to increases in expected
  cash flows.................................    --     --
                                              -----  -----
Balances at December 31,..................... $ (10) $(190)
                                              =====  =====

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                               ----------------
                                                 2017    2016
                                               -------- -------
                                                (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $      1 $    19
   All other..................................    1,526     428
  Equity securities...........................       --      --
                                               -------- -------
Net Unrealized Gains (Losses)................. $  1,527 $   447
                                               ======== =======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                   AOCI GAIN
                                                                                                     (LOSS)
                                              NET UNREALIZED                         DEFERRED      RELATED TO
                                                   GAIN                               INCOME     NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -----  -------------  -----------  --------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2017                      $           19  $  (1)  $        (10)   $      (3)  $           5
Net investment gains (losses) arising during
  the period.................................            (18)    --             --           --             (18)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............             --     --             --           --              --
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:...............................
   DAC.......................................             --      2             --           --               2
   Deferred income taxes.....................             --     --             --           (2)             (2)
   Policyholders liabilities.................             --     --              9           --               9
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2017................... $            1  $   1   $         (1)   $      (5)  $          (4)
                                              ==============  =====   ============    =========   =============

BALANCE, JANUARY 1, 2016..................... $           16  $  --   $         (4)   $      (5)  $           7
Net investment gains (losses) arising during
  the period.................................             (6)    --             --           --              (6)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............              9     --             --           --               9
   Excluded from Net income (loss)/(1)/......             --     --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --     (1)            --           --              (1)
   Deferred income taxes.....................             --     --             --            2               2
   Policyholders liabilities.................             --     --             (6)          --              (6)
                                              --------------  -----   ------------    ---------   -------------
BALANCE, DECEMBER 31, 2016................... $           19  $  (1)  $        (10)   $      (3)  $           5
                                              ==============  =====   ============    =========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                           AOCI GAIN (LOSS)
                                               UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                               INCOME      NET UNREALIZED
                                               (LOSSES) ON           POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS     DAC    LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              -------------  ------  -------------  -----------  ----------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2017..................... $         428  $  (70)  $       (188)  $      (60)  $           110
Net investment gains (losses) arising during
  the period.................................         1,085      --             --           --             1,085
Reclassification adjustment for OTTI losses:
Included in Net income (loss)................            13      --             --           --                13
Excluded from Net income (loss)/(1)/.........            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --    (245)            --           --              (245)
   Deferred income taxes.....................            --      --             --         (240)             (240)
   Policyholders liabilities.................            --      --            (44)          --               (44)
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2017................... $       1,526  $ (315)  $       (232)  $     (300)  $           679
                                              =============  ======   ============   ==========   ===============

BALANCE, JANUARY 1, 2016..................... $         674  $  (93)  $       (221)  $     (126)  $           234
Net investment gains (losses) arising during
  the period.................................          (240)     --             --           --              (240)
Reclassification adjustment for OTTI losses:
   Included in Net income (loss).............            (6)     --             --           --                (6)
   Excluded from Net income (loss)/(1)/......            --      --             --           --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --      23             --           --                23
   Deferred income taxes.....................            --      --             --           66                66
   Policyholders liabilities.................            --      --             33           --                33
                                              -------------  ------   ------------   ----------   ---------------
BALANCE, DECEMBER 31, 2016................... $         428  $  (70)  $       (188)  $      (60)  $           110
                                              =============  ======   ============   ==========   ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 620 issues at December 31, 2017 and the 794 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2017:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   1,384  $       9 $      548 $       16 $    1,932  $      25
  Private corporate..........................        718          8        615         23      1,333         31
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Commercial mortgage- backed................         --         --         --         --         --         --
  Residential mortgage- backed...............         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   4,315  $      23 $    4,255 $      224 $    8,570  $     247
                                               =========  ========= ========== ========== ==========  =========
December 31, 2016:
------------------
Fixed Maturity Securities:
  Public corporate...........................  $   2,455  $      75 $      113 $        6 $    2,568  $      81
  Private corporate..........................      1,483         38        277         17      1,760         55
  U.S. Treasury, government and agency.......      5,356        624         --         --      5,356        624
  States and political subdivisions..........         --         --         18          2         18          2
  Foreign governments........................         73          3         49         11        122         14
  Commercial mortgage- backed................         66          5        171         67        237         72
  Residential mortgage- backed...............         47         --          4         --         51         --
  Asset-backed...............................          4         --          8          1         12          1
  Redeemable preferred stock.................        218          9         12          1        230         10
                                               ---------  --------- ---------- ---------- ----------  ---------

Total........................................  $   9,702  $     754 $      652 $      105 $   10,354  $     859
                                               =========  ========= ========== ========== ==========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $182 million and $169 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $1,309 million and $1,574 million, or 3.8% and 4.9%, of the $34,831 million and $32,123 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $5 million and $28 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $224 million and $105 million of gross unrealized losses of twelve months or more were concentrated in U.S. Treasury, corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. As of December 31, 2017, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $3 million.

   At December 31, 2017 and 2016, respectively, the fair value of the Company's trading account securities was $12,628 million and $9,134 million. Also at December 31, 2017 and 2016, respectively, Trading account securities included the General Account's investment in Separate Accounts which had carrying values of $49 million and $63 million.

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructuring

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $0 million and $15 million at December 31, 2017 and 2016, respectively. Gross interest income on these loans included in net investment income (loss) totaled $0 million, $0 million and $1 million in 2017, 2016 and 2015, respectively.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -----------------------
                                              2017      2016      2015
                                              -----  ----------  -----
                                                   (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $   8  $        6  $  37
   Charge-offs...............................    --          --    (32)
   Recoveries................................    --          (2)    (1)
   Provision.................................    --           4      2
                                              -----  ----------  -----
Ending Balance, December 31,................. $   8  $        8  $   6
                                              =====  ==========  =====
   Individually Evaluated for Impairment..... $   8  $        8  $   6
                                              =====  ==========  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2017, 2016 and 2015.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2017

                                                       DEBT SERVICE COVERAGE RATIO/(1)/
                                              --------------------------------------------------
                                                                                          LESS    TOTAL
                                               GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO   THAN   MORTGAGE
                                              THAN 2.0X  2.0X    1.8X    1.5X    1.2X     1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- ------- ------- ------- -------- ---------
                                                                     (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    742  $   -- $   320 $    74  $   -- $     -- $   1,136
50% - 70%....................................     4,088     682   1,066     428     145       --     6,409
70% - 90%....................................       169     110     196     272      50       --       797
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Commercial Mortgage Loans..............  $  4,999  $  792 $ 1,609 $   774  $  195 $     -- $   8,369
                                               ========  ====== ======= =======  ====== ======== =========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $    272  $  149 $   275 $   515  $  316 $     30 $   1,557
50% - 70%....................................       111      46     227     359     221       49     1,013
70% - 90%....................................        --      --      --       4      --       --         4
90% plus.....................................        --      --      --      --      --       --        --
                                               --------  ------ ------- -------  ------ -------- ---------

Total Agricultural Mortgage Loans............  $    383  $  195 $   502 $   878  $  537 $     79 $   2,574
                                               ========  ====== ======= =======  ====== ======== =========
TOTAL MORTGAGE LOANS/(1)/
0% - 50%.....................................  $  1,014  $  149 $   595 $   589  $  316 $     30 $   2,693
50% - 70%....................................     4,199     728   1,293     787     366       49     7,422
70% - 90%....................................       169     110     196     276      50       --       801
90% plus.....................................        --      --      27      --      --       --        27
                                               --------  ------ ------- -------  ------ -------- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $ 2,111 $ 1,652  $  732 $     79 $  10,943
                                               ========  ====== ======= =======  ====== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
   /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2016

                                                      Debt Service Coverage Ratio/(1)/
                                              ------------------------------------------------
                                                                                         Less   Total
                                               Greater  1.8x to 1.5x to 1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x    1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- ------- -------- ------- ----- --------
                                                                    (in millions)
Commercial Mortgage Loans/(1)/
0% - 50%.....................................  $    738  $   95  $   59 $     56  $   -- $  -- $    948
50% - 70%....................................     3,217     430     673    1,100      76    --    5,496
70% - 90%....................................       282      65     229      127      28    46      777
90% plus.....................................        --      --      28       15      --    --       43
                                               --------  ------  ------ --------  ------ ----- --------

Total Commercial Mortgage Loans..............  $  4,237  $  590  $  989 $  1,298  $  104 $  46 $  7,264
                                               ========  ======  ====== ========  ====== ===== ========

                                                       Debt Service Coverage Ratio/(1)/
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
                                                                     (in millions)
Agricultural Mortgage Loans/(1)/
0% - 50%.....................................  $    254  $  138 $    296 $    468  $  286 $   49 $  1,491
50% - 70%....................................       141      57      209      333     219     45    1,004
70% - 90%....................................        --      --        2        4      --     --        6
90% plus.....................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    395  $  195 $    507 $    805  $  505 $   94 $  2,501
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans/(1)/
0% - 50%.....................................  $    992  $  233 $    355 $    524  $  286 $   49 $  2,439
50% - 70%....................................     3,358     487      882    1,433     295     45    6,500
70% - 90%....................................       282      65      231      131      28     46      783
90% plus.....................................        --      --       28       15      --     --       43
                                               --------  ------ -------- --------  ------ ------ --------

Total Mortgage Loans.........................  $  4,632  $  785 $  1,496 $  2,103  $  609 $  140 $  9,765
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                    RECORDED
                                                                                                   INVESTMENT
                                                                                  TOTAL     90 DAYS OR (GREATER THAN)
                               30-59 60-89      90 DAYS                         FINANCING              AND
                               DAYS  DAYS  OR (GREATER THAN) TOTAL   CURRENT   RECEIVABLES          ACCRUING
                               ----- ----- ----------------- ------ --------- ------------- -------------------------
                                                                   (IN MILLIONS)
DECEMBER 31, 2017:
------------------

  Commercial.................. $  27 $  --             $  -- $   27 $   8,342 $       8,369               $        --
  Agricultural................    49     3                22     74     2,500         2,574                        22
                               ----- -----             ----- ------ --------- -------------               -----------
TOTAL MORTGAGE LOANS.......... $  76 $   3             $  22 $  101 $  10,842 $      10,943               $        22
                               ===== =====             ===== ====== ========= =============               ===========

December 31, 2016:
------------------

  Commercial.................. $  -- $  --             $  -- $   -- $   7,264 $       7,264               $        --
  Agricultural................     9     2                 6     17     2,484         2,501                         6
                               ----- -----             ----- ------ --------- -------------               -----------
Total Mortgage Loans.......... $   9 $   2             $   6 $   17 $   9,748 $       9,765               $         6
                               ===== =====             ===== ====== ========= =============               ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE        INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED        INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/  RECOGNIZED
                                              ---------- ---------- ----------  --------------  ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --      $       --  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       -- $       -- $       --      $       --  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       27  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
TOTAL........................................ $       27 $       27 $       (8)     $       27  $          2
                                              ========== ========== ==========      ==========  ============

December 31, 2016:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       15 $       15 $       --      $       22  $         --
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       15 $       15 $       --      $       22  $         --
                                              ========== ========== ==========      ==========  ============
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       27 $       (8)     $       48  $          2
  Agricultural mortgage loans................         --         --         --              --            --
                                              ---------- ---------- ----------      ----------  ------------
Total........................................ $       27 $       27 $       (8)     $       48  $          2
                                              ========== ========== ==========      ==========  ============

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests accounted for under the equity method with a total carrying value of $1,106 million and $1,123 million, respectively, at December 31, 2017 and 2016. The Company's total equity in net income (loss) for these limited partnership interests was $156 million, $50 million and $67 million, respectively, for 2017, 2016 and 2015.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company implemented an overlay hedge program to ensure a target asset level for all variable annuities at a CTE98 level under most scenarios, and at a CTE95 level in extreme scenarios.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   Derivatives utilized for General Account Investment Portfolio

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond. At
   December 31, 2017 and 2016, respectively, the Company's unrealized gains (losses) related to this program were $86 million and $(97) million and reported in AOCI.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2017, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,796 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2017 is approximately $(23) million, representing the fair value of the total return swap contracts.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2017

                                                             FAIR VALUE
                                                       -----------------------
                                                                               GAINS (LOSSES)
                                              NOTIONAL    ASSET     LIABILITY   REPORTED IN
                                               AMOUNT  DERIVATIVES DERIVATIVES INCOME (LOSS)
                                              -------- ----------- ----------- --------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $  3,113  $        1 $         3 $         (670)
  Swaps......................................    4,655           3         126           (848)
  Options....................................   20,630       3,334       1,426          1,203
Interest rate contracts:/(1)/
  Floors.....................................       --          --          --             --
  Swaps......................................   19,032         320         191            655
  Futures....................................   11,032          --          --            125
  Swaptions..................................       --          --          --             --
Credit contracts:/(1)/
  Credit default swaps.......................    2,131          35           3             19
Other freestanding contracts:/(1)/
  Foreign currency contracts.................    1,423          19          10            (39)
  Margin.....................................       --          24          --             --
  Collateral.................................       --           4       1,855             --

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(4)/..............       --      10,488          --             69
GMxB derivative features' liability/(2,4)/...       --          --       4,164          1,494
SCS, SIO, MSO and IUL indexed features/(3,4)/       --          --       1,698         (1,118)
                                              --------  ---------- ----------- --------------
Balances, December 31, 2017.................. $ 62,016  $   14,228 $     9,476 $          890
                                              ========  ========== =========== ==============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2016

                                                              Fair Value
                                                        -----------------------
                                                                                Gains (Losses)
                                              Notional     Asset     Liability   Reported In
                                               Amount   Derivatives Derivatives Income (Loss)
                                              --------- ----------- ----------- --------------
                                                                (in millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,086  $        1  $        1  $        (826)
  Swaps......................................     3,529          13          67           (290)
  Options....................................    11,465       2,114       1,154            727
Interest rate contracts:/(1)/
  Floors.....................................     1,500          11          --              4
  Swaps......................................    18,933         246       1,163           (224)
  Futures....................................     6,926          --          --             --
  Swaptions..................................        --          --          --             87
Credit contracts:/(1)/
  Credit default swaps.......................     2,757          20          15             15
Other freestanding contracts:/(1)/
  Foreign currency contracts.................       730          52           6             45
  Margin.....................................        --         113           6             --
  Collateral.................................        --         713         748             --
Embedded derivatives:
GMIB reinsurance contracts/(4)/..............        --      10,314          --           (261)
GMxB derivative features' liability/(2,4)/...        --          --       5,319            140
SCS, SIO, MSO and IUL indexed features/(3,4)/        --          --         887           (628)
                                              ---------  ----------  ----------  -------------
Balances, December 31, 2016.................. $  50,926  $   13,597  $    9,366  $      (1,211)
                                              =========  ==========  ==========  =============

   /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.
   /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   For 2017, 2016 and 2015, respectively, Net derivative gain (losses) from derivatives included $(1,156) million, $(4) million and $474 million of realized gains (losses) on contracts closed during those periods and $1,601 million, $(458) million and $(555) million of unrealized gains (losses) on derivative positions at each respective year end.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS MARGIN

   All outstanding equity-based and treasury futures contracts at December 31, 2017 are exchange-traded and net settled daily in cash. At December 31, 2017, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $97 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $10 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $13 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in Over-the-Counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized ISDA Master Agreement under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement, it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2017 and 2016, respectively, the Company held $1,855 million and $755 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties as of December 31, 2017 and 2016, respectively, were $2 million and $700 million, for which the Company posted collateral of $3 million and $820 million at December 31, 2017 and 2016, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   MARGIN

   Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $18 million.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash and U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2017 and 2016, the balance outstanding under securities repurchase transactions was $1,887 million and $1,996 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in Note 2.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    3,339 $        1,555 $          1,784
Interest rate contracts......................        320            191              129
Credit contracts.............................         35              3               32
Currency.....................................         19             10                9
Collateral...................................          3          1,855           (1,852)
Margin.......................................         24             --               24
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,740          3,614              126
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,740          3,614              126
Other financial instruments..................      2,995             --            2,995
                                              ---------- -------------- ----------------
  Other invested assets...................... $    6,735 $        3,614 $          3,121
                                              ========== ============== ================
  Total Derivatives, not subject to an ISDA
   Master Agreement.......................... $       -- $           -- $             --
Securities purchased under agreement to
  resell..................................... $       --             -- $             --
                                              ========== ============== ================

                                                             GROSS
                                                GROSS       AMOUNTS       NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS  BALANCE SHEETS
                                              ---------- -------------- ----------------
                                                             (IN MILLIONS)
LIABILITIES/(2)/
Derivatives:
Equity contracts............................. $    1,555 $        1,555 $             --
Interest rate contracts......................        191            191               --
Credit contracts.............................          3              3               --
Currency.....................................         10             10               --
Margin.......................................         --             --               --
Collateral...................................      1,855          1,855               --
                                              ---------- -------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,614          3,614               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ---------- -------------- ----------------
  Total Derivatives..........................      3,614          3,614               --
Other non-financial liabilities..............      2,663             --            2,663
                                              ---------- -------------- ----------------
  Other liabilities.......................... $    6,277 $        3,614 $          2,663
                                              ========== ============== ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,882 $           -- $          1,882
                                              ========== ============== ================

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

         COLLATERAL AMOUNTS OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                                               COLLATERAL (RECEIVED)/HELD
                                                               --------------------------
                                               FAIR VALUE OF     FINANCIAL                     NET
                                                  ASSETS        INSTRUMENTS       CASH       AMOUNTS
                                              ---------------- -------------  -----------  ----------
                                                                   (IN MILLIONS)
ASSETS/(1)/
  Total Derivatives.......................... $          1,954 $          --  $    (1,828) $      126
Other financial instruments..................            2,995            --           --       2,995
                                              ---------------- -------------  -----------  ----------
  OTHER INVESTED ASSETS...................... $          4,949 $          --  $    (1,828) $    3,121
                                              ================ =============  ===========  ==========
Liabilities:/(2)/
Other Derivatives............................ $             -- $          --  $        --  $       --
Other financial liabilities..................            2,663            --           --       2,663
                                              ---------------- -------------  -----------  ----------
OTHER LIABILITIES............................            2,663            --           --       2,663
                                              ================ =============  ===========  ==========
SECURITIES SOLD UNDER AGREEMENT TO
  REPURCHASE/(3)/............................ $          1,882 $      (1,988) $       (21) $     (127)
                                              ---------------- -------------  -----------  ----------

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS

                                                                   AT DECEMBER 31, 2017
                                              --------------------------------------------------------------
                                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              --------------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30       30-90     GREATER THAN
                                               CONTINUOUS      DAYS         DAYS        90 DAYS      TOTAL
                                              ------------- ----------- ------------- ------------- --------
                                                                      (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT
  TO REPURCHASE/(1)/
  U.S. Treasury and agency securities........ $          -- $     1,882 $          -- $          -- $  1,882
                                              ------------- ----------- ------------- ------------- --------
Total........................................ $          -- $     1,882 $          -- $          -- $  1,882
                                              ============= =========== ============= ============= ========

  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2016

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
ASSETS/(1)/
Derivatives:
Equity contracts............................. $    2,128 $          1,221 $            907
Interest rate contracts......................        246            1,163             (917)
Credit contracts.............................         20               15                5
Currency.....................................         52                6               46
Margin.......................................        113                6              107
Collateral...................................        713              748              (35)
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,272            3,159              113
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         11               --               11
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,283            3,159              124
Other financial instruments..................      2,102               --            2,102
                                              ---------- ---------------- ----------------
  Other invested assets...................... $    5,385 $          3,159 $          2,226
                                              ========== ================ ================
Securities purchased under agreement to
  resell..................................... $       -- $             -- $             --
                                              ========== ================ ================

                                                              Gross
                                                Gross        Amounts        Net Amounts
                                               Amounts    Offset in the   Presented in the
                                              Recognized  Balance Sheets   Balance Sheets
                                              ---------- ---------------- ----------------
                                                              (in millions)
LIABILITIES/(2)/
Description
Derivatives:
Equity contracts............................. $    1,221 $          1,221 $             --
Interest rate contracts......................      1,163            1,163               --
Credit contracts.............................         15               15               --
Currency.....................................          6                6               --
Margin.......................................          6                6               --
Collateral...................................        748              748               --
                                              ---------- ---------------- ----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      3,159            3,159               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --               --               --
                                              ---------- ---------------- ----------------
  Total Derivatives..........................      3,159            3,159               --
Other non-financial liabilities..............      2,108               --            2,108
                                              ---------- ---------------- ----------------
  Other liabilities.......................... $    5,267 $          3,159 $          2,108
                                              ========== ================ ================
Securities sold under agreement to
  repurchase/(3)/............................ $    1,992 $             -- $          1,992
                                              ========== ================ ================

   /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2016:

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2016

                                                              Collateral (Received)/Held
                                                              --------------------------
                                               Fair Value of     Financial                    Net
                                                  Assets        Instruments      Cash       Amounts
                                              --------------- --------------  ----------  ------------
                                                                   (in millions)
ASSETS/(1)/
  Total Derivatives.......................... $            54 $           --  $       70  $        124
Other financial instruments..................           2,102             --          --         2,102
                                              --------------- --------------  ----------  ------------
  Other invested assets...................... $         2,156 $           --  $       70  $      2,226
                                              =============== ==============  ==========  ============
LIABILITIES/(2)/
                                              --------------- --------------  ----------  ------------
Securities sold under agreement to
  repurchase/(3)/............................ $         1,992 $       (1,986) $       (2) $          4
                                              =============== ==============  ==========  ============

  /(1)/Excludes Investment Management and Research segment's derivative assets of consolidated VIEs/VOEs.
  /(2)/Excludes Investment Management and Research segment's derivative liabilities of consolidated VIEs/VOEs.
  /(3)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2016.

         Repurchase Agreement Accounted for as Secured Borrowings/(1)/

                                                                 At December 31, 2016
                                              ----------------------------------------------------------
                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                              Overnight and  Up to 30     30-90    Greater Than
                                               Continuous      days       days       90 days     Total
                                              ------------- ---------- ----------- ------------ --------
                                                                    (in millions)
Securities sold under agreement to repurchase
  U.S. Treasury and agency securities........   $        -- $    1,992 $        --  $        -- $  1,992
                                                ----------- ---------- -----------  ----------- --------
Total........................................   $        -- $    1,992 $        --  $        -- $  1,992
                                                =========== ========== ===========  =========== ========

  /(1)/Excludes expense of $4 million in securities sold under agreement to repurchase.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                              TWELVE MONTHS ENDED DECEMBER 31
                                              -------------------------------
                                                 2017       2016       2015
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)

Fixed maturities............................. $   1,365  $   1,418  $   1,420
Mortgage loans on real estate................       453        461        338
Real estate held for the production of income         2         --         --
Repurchase agreement.........................        --          1          1
Other equity investments.....................       188        170         84
Policy loans.................................       205        210        213
Trading securities...........................       381         80         17
Other investment income......................        54         44         40
                                              ---------  ---------  ---------
  Gross investment income (loss).............     2,648      2,384      2,113
Investment expenses..........................       (65)       (66)       (56)
                                              ---------  ---------  ---------
Net Investment Income (Loss)................. $   2,583  $   2,318  $   2,057
                                              =========  =========  =========

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended 2017, 2016 and 2015:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED DECEMBER 31,
                                              --------------------------------------
                                                  2017          2016         2015
                                              ------------  -----------  -----------
                                                           (IN MILLIONS)

Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        171  $       (19) $       (63)
Net investment gains (losses) recognized on
  securities sold during the period..........           (5)         (22)          20
                                              ------------  -----------  -----------
Unrealized and realized gains (losses) on
  trading securities.........................          166          (41)         (43)
Interest and dividend income from trading
  securities.................................          215          121           60
                                              ------------  -----------  -----------
Net investment income (loss) from trading
  securities................................. $        381  $        80  $        17
                                              ------------  -----------  -----------

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                  TWELVE MONTHS ENDED DECEMBER 31,
                                              ----------------------------------------
                                                   2017          2016         2015
                                              -------------  -----------  ------------
                                                            (IN MILLIONS)

Fixed maturities............................. $        (130) $        (3) $        (17)
Mortgage loans on real estate................             2           (2)           (1)
Other equity investments.....................             3           (2)           (5)
Other........................................            --           23             3
                                              -------------  -----------  ------------
Investment Gains (Losses), Net............... $        (125) $        16  $        (20)
                                              =============  ===========  ============

   For 2017, 2016 and 2015, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $3 million, $4 million and $4 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   Goodwill represents the excess of purchase price over the estimated fair value of identifiable net assets acquired in a business combination. The Company tests goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. Effective January 1, 2017, the Company early adopted new goodwill guidance that eliminates Step 2 from the impairment model and continues to limit the measure of goodwill impairment to the carrying amount of the reporting unit's goodwill. There was no resulting impact on the carrying amount of the Company's goodwill from adoption of this new guidance.

   The carrying value of the Company's goodwill was $3,584 million and $3,584 million at December 31, 2017 and 2016, respectively, resulting from its investment in AB as well as direct strategic acquisitions of AB, including its purchase of Sanford C. Bernstein, Inc. For purpose of testing this goodwill for impairment, the Company applied a discounted cash flow valuation technique to measure the fair value of the reporting unit, sourcing the underlying cash flows and assumptions from AB's current business plan projections and adjusting the result to reflect the noncontrolling interest in AB as well as incremental taxes at the Company level as related to the form and structure of its investment in AB. At December 31, 2017 and 2016, the Company's annual testing resulted in no impairment of this goodwill as the fair value of the reporting unit exceeded its carrying amount at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill during the periods then ended.

   In the fourth quarter of 2017 and as further described in Note 18, BUSINESS SEGMENT INFORMATION, the Company recast its operating segments to align with the reorganization of its reporting structure, resulting in multiple operating segments for its previously defined Financial Advisory/Insurance segment and to which no goodwill was ascribed. Accordingly, all of the Company's goodwill was reassigned to the Company's Investment Management and Research segment, also deemed a reporting unit for purpose of assessing goodwill recoverability.

   The gross carrying amount of AB related intangible assets was $623 million and $625 million at December 31, 2017 and 2016, respectively and the accumulated amortization of these intangible assets was $498 million and $468 million at December 31, 2017 and 2016, respectively. Amortization expense related to the AB intangible assets totaled $31 million, $29 million and $28 million for 2017, 2016 and 2015, respectively. Estimated annual amortization expense for each of the next two years is approximately
   $30 million, then approximately $23 million in year three and $7 million in years four and five.

   At December 31, 2017 and 2016, respectively, net deferred sales commissions from AB totaled $30 million and $64 million and are included within other assets. Based on the December 31, 2017 net asset balance, the estimated amortization expense of deferred sales commissions for each of the next five years is $21 million, $6 million, $3 million, $0 million and $0 million. The Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions and expectations made with respect to future market levels and redemption rates. As of December 31, 2017 and 2016, the Company determined the deferred sales commission asset was not impaired.

   On September 23, 2016, AB acquired a 100% ownership interest in Ramius Alternative Solutions LLC ("RASL"), a global alternative investment management business that, as of the acquisition date, had approximately $2.5 billion in AUM. RASL offers a range of customized alternative investment and advisory solutions to a global institutional client base. On the acquisition date, AB made a cash payment of $21 million and recorded a contingent consideration payable of $12 million based on projected fee revenues over a five-year measurement period. Goodwill in the amount of $22 million and finite-lived intangible assets of $10 million related to investment management contracts also were recognized at the date of acquisition.

   On June 20, 2014, AB acquired an 82% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million based on projected assets under management levels over a three-year measurement period. Also recognized on the date of acquisition were $58 million of goodwill, $24 million of finite-lived intangible assets related to separately-managed account relationships and $4 million of indefinite-lived intangible assets related to an acquired fund's investment contract. Redeemable noncontrolling interest of $17 million was recorded as related to the fair value of CPH purchased by AB. During 2016 and 2015, AB purchased additional shares of CPH, bringing its ownership interest to 90.0% as of December 31, 2016.

   The acquisitions described above did not have a significant impact on the Company's consolidated revenues or net income. As a result, supplemental pro forma information has not been provided. Additional information regarding the contingent payment obligations associated with these and other acquisitions made by AB is included in Note 7, FAIR VALUE DISCLOSURES.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $162 million and $170 million at December 31, 2017 and 2016, respectively, and is recorded in other assets. Amortization of capitalized software in 2017, 2016 and 2015 was $47 million, $52 million and $55 million, respectively, recorded in other operating costs and expenses in the Consolidated Statements of Income (loss).

5) CLOSED BLOCK

   Summarized financial information for the Company's Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  6,945 $  7,179
Policyholder dividend obligation.............       32       52
Other liabilities............................      271       43
                                              -------- --------
Total Closed Block liabilities...............    7,248    7,274
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $3,923 and
  $3,884)....................................    4,070    4,025
Mortgage loans on real estate................    1,720    1,623
Policy loans.................................      781      839

                                                DECEMBER 31,
                                              -----------------
                                                2017     2016
                                              -------- --------
                                                (IN MILLIONS)
Cash and other invested assets............... $    351 $    444
Other assets.................................      219      213
                                              -------- --------
Total assets designated to the Closed Block..    7,141    7,144
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      107      130
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of policyholder dividend obligation
   of $32 and $52............................      138      100
                                              -------- --------
Maximum Future Income To Be Recognized From
  Closed Block Assets and Liabilities........ $    245 $    230
                                              ======== ========

   The Company's Closed Block revenues and expenses follow:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  224  $  212  $  236
Investment income (loss).....................    314     349     368
Net investment gains (losses)................    (20)     (1)      2
                                              ------  ------  ------
Total revenues...............................    518     560     606
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    537     522     550
Other operating costs and expenses...........      2       4       4
                                              ------  ------  ------
Total benefits and other deductions..........    539     526     554
                                              ------  ------  ------
Net revenues, before income taxes............    (21)     34      52
Income tax (expense) benefit.................      6     (12)    (18)
                                              ------  ------  ------
Net Revenues (Losses)........................ $  (15) $   22  $   34
                                              ======  ======  ======

   A reconciliation of the Company's policyholder dividend obligation follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)
Balances, beginning of year.................. $     52  $     81
Unrealized investment gains (losses).........      (20)      (29)
                                              --------  --------
Balances, End of year........................ $     32  $     52
                                              ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for policyholder bonus interest credits are as follows:

                                                     DECEMBER 31,
                                                ---------------------
                                                  2017       2016
                                                --------  -----------
                                                          AS RESTATED
                                                          -----------
                                                    (IN MILLIONS)
Balance, beginning of year..................... $    504     $    534
Policyholder bonus interest credits deferred...        6           13
Amortization charged to income.................      (37)         (43)
                                                --------     --------
Balance, End of Year........................... $    473     $    504
                                                ========     ========

   Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

                                                   DECEMBER 31,
                                              ---------------------
                                                2017       2016
                                              --------  -----------
                                                        AS RESTATED
                                                        -----------
                                                  (IN MILLIONS)
Balance, beginning of year................... $  5,058     $  5,088
Capitalization of commissions, sales and
  issue expenses.............................      578          594
Amortization.................................     (846)        (646)
Change in unrealized investment gains
  (losses)...................................     (243)          22
                                              --------     --------
Balance, End of Year......................... $  4,547     $  5,058
                                              ========     ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2017 and 2016, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they are classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       --  $  14,298 $      47 $   14,345
   Private Corporate..........................         --      6,045     1,092      7,137
   U.S. Treasury, government and agency.......         --     13,135        --     13,135
   States and political subdivisions..........         --        441        40        481
   Foreign governments........................         --        409        --        409
   Commercial mortgage-backed.................         --         --        --         --
   Residential mortgage-backed/(1)/...........         --        251        --        251
   Asset-backed/(2)/..........................         --         88         8         96
   Redeemable preferred stock.................        180        324        --        504
                                               ----------  --------- --------- ----------
     Subtotal.................................        180     34,991     1,187     36,358
                                               ----------  --------- --------- ----------
  Other equity investments....................         13         --         1         14
  Trading securities..........................        467     12,161        --     12,628
  Other invested assets:
   Short-term investments.....................         --        768        --        768
   Assets of consolidated VIEs/VOEs...........      1,060        215        27      1,302
   Swaps......................................         --         15        --         15
   Credit Default Swaps.......................         --         33        --         33
   Futures....................................         (2)        --        --         (2)
   Options....................................         --      1,907        --      1,907
   Floors.....................................         --         --        --         --
                                               ----------  --------- --------- ----------
     Subtotal.................................      1,058      2,938        27      4,023
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,360         --        --      2,360
Segregated securities.........................         --        825        --        825
GMIB reinsurance contracts asset..............         --         --    10,488     10,488
Separate Accounts' assets.....................    118,983      2,983       349    122,315
                                               ----------  --------- --------- ----------
   Total Assets............................... $  123,061  $  53,898 $  12,052 $  189,011
                                               ==========  ========= ========= ==========

                                              LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              ------- -------- -------- --------
                                                        (IN MILLIONS)
LIABILITIES
GMxB derivative features' liability..........  $   -- $     -- $  4,164 $  4,164
SCS, SIO, MSO and IUL indexed features'
  liability..................................      --    1,698       --    1,698
Liabilities of consolidated VIEs/VOEs........     670       22       --      692
Contingent payment arrangements..............      --       --       11       11
                                               ------ -------- -------- --------
   Total Liabilities.........................  $  670 $  1,720 $  4,175 $  6,565
                                               ====== ======== ======== ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2016

                                                Level 1    Level 2    Level 3     Total
                                               ---------- ---------  --------- ----------
                                                              (in millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Public Corporate........................... $       -- $  12,984  $      28 $   13,012
   Private Corporate..........................         --     6,223        817      7,040
   U.S. Treasury, government and agency.......         --    10,336         --     10,336
   States and political subdivisions..........         --       451         42        493
   Foreign governments........................         --       390         --        390
   Commercial mortgage-backed.................         --        22        349        371
   Residential mortgage-backed/(1)/...........         --       314         --        314
   Asset-backed/(2)/..........................         --        36         24         60
   Redeemable preferred stock.................        218       335          1        554
                                               ---------- ---------  --------- ----------
     Subtotal.................................        218    31,091      1,261     32,570
                                               ---------- ---------  --------- ----------
  Other equity investments....................          3        --          5          8
  Trading securities..........................        478     8,656         --      9,134
  Other invested assets:
   Short-term investments.....................         --       574         --        574
   Assets of consolidated VIEs/VOEs...........        342       205         46        593
   Swaps......................................         --      (925)        --       (925)
   Credit Default Swaps.......................         --         5         --          5
   Futures....................................         --        --         --         --
   Options....................................         --       960         --        960
   Floors.....................................         --        11         --         11
                                               ---------- ---------  --------- ----------
     Subtotal.................................        342       830         46      1,218
                                               ---------- ---------  --------- ----------
Cash equivalents..............................      1,529        --         --      1,529
Segregated securities.........................         --       946         --        946
GMIB reinsurance contracts asset..............         --        --     10,314     10,314
Separate Accounts' assets.....................    108,085     2,818        313    111,216
                                               ---------- ---------  --------- ----------
   Total Assets............................... $  110,655 $  44,341  $  11,939 $  166,935
                                               ========== =========  ========= ==========
LIABILITIES
GMxB derivative features' liability........... $       -- $      --  $   5,319 $    5,319
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --       887         --        887
Liabilities of consolidated VIEs/VOEs.........        248         2         --        250
Contingent payment arrangements...............         --        --         18         18
                                               ---------- ---------  --------- ----------
   Total Liabilities.......................... $      248 $     889  $   5,337 $    6,474
                                               ========== =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2017 and 2016, respectively, the fair value of public fixed maturities is approximately $28,826 million and $24,918 million or approximately 16.2% and 16.0% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, the fair value of private fixed maturities is approximately $7,532 million and $7,652 million or approximately 4.2% and 4.9% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2017 and 2016, respectively, the net fair value of freestanding derivative positions is approximately
   $1,953 million and $51 million or approximately 48.5% and 8.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2017 and 2016, respectively, investments classified as Level 1 comprise approximately 69.2% and 71.1% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2017 and 2016, respectively, investments classified as Level 2 comprise approximately 29.9% and 27.9% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2017 and 2016, respectively, approximately $257 million and $340 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   At December 31, 2017 and 2016, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2017 and 2016, respectively, were approximately $97 million and $111 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $8 million and $373 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2017 and 2016, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset and liabilities which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset and liabilities to reflect change in the claims-paying ratings of counterparties and the Company an adjustment to the swap curve for non-performance risk to reflect the claims-paying rating of the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $69 million and $139 million at December 31, 2017 and 2016, respectively, to recognize incremental counterparty nonperformance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   As of December 31, 2017, the Company's consolidated VIEs/VOEs hold
   $2 million of investments that are classified as Level 3. They primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   In 2016, AFS fixed maturities with fair values of $62 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $25 million were transferred from Level 2 into the Level 3 classification. During 2016, one of AB's private securities went public and, due to a trading restriction period, $56 million was transferred from a Level 3 to a Level 2 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2016.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2017, 2016 and 2015 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND              COMMERCIAL    RESIDENTIAL
                                                             POLITICAL    FOREIGN   MORTGAGE-      MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS      BACKED        BACKED     BACKED
                                                ---------  -------------  -------- ------------  ------------- ------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $     845  $          42  $     -- $        349  $          --  $  24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --        --           (2)            --     --
     Investment gains (losses), net............         2             --        --          (63)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
  Subtotal.....................................         7             --        --          (65)            --     15
                                                ---------  -------------  -------- ------------  -------------  -----
Other comprehensive income (loss)..............         4             (1)       --           45             --     (9)
Purchases......................................       612             --        --           --             --     --
Sales..........................................      (331)            (1)       --         (329)            --    (21)
Transfers into Level 3/(1)/....................         7             --        --           --             --     --
Transfers out of Level 3/(1)/..................        (5)            --        --           --             --     (1)
                                                ---------  -------------  -------- ------------  -------------  -----
BALANCE, DECEMBER 31, 2017..................... $   1,139  $          40  $     -- $         --  $          --  $   8
                                                =========  =============  ======== ============  =============  =====

                                                             STATE AND              COMMERCIAL  RESIDENTIAL
                                                             POLITICAL     FOREIGN  MORTGAGE-    MORTGAGE-   ASSET-
                                                CORPORATE  SUB-DIVISIONS    GOVTS     BACKED      BACKED     BACKED
                                                ---------  -------------  --------  ----------  ----------- -------
                                                                           (IN MILLIONS)

BALANCE, JANUARY 1, 2016.......................   $   420    $        45  $      1     $   503        $  -- $    40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --             --        --          --           --      --
     Investment gains (losses), net............         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
  Subtotal.....................................         1             --        --         (67)          --      --
                                                  -------    -----------  --------     -------        ----- -------
Other comprehensive income (loss)..............         7             (2)       --          14           --       1
Purchases......................................       572             --        --          --           --      --
Sales..........................................      (142)            (1)       --         (87)          --      (8)
Transfers into Level 3/(1)/....................        25             --        --          --           --      --
Transfers out of Level 3/(1)/..................       (38)            --        (1)        (14)          --      (9)
                                                  -------    -----------  --------     -------        ----- -------
BALANCE, DECEMBER 31, 2016.....................   $   845    $        42  $     --     $   349        $  -- $    24
                                                  =======    ===========  ========     =======        ===== =======

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                             STATE AND             COMMERCIAL  RESIDENTIAL
                                                             POLITICAL    FOREIGN  MORTGAGE-    MORTGAGE-    ASSET-
                                                CORPORATE  SUB-DIVISIONS   GOVTS     BACKED      BACKED      BACKED
                                                ---------  -------------  -------- ----------  -----------  -------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2015.......................   $   380    $        47  $     --   $    715      $     2  $    53
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         3             --        --          1           --       --
     Investment gains (losses), net............         2             --        --        (38)          --       --
                                                  -------    -----------  --------   --------      -------  -------
  Subtotal.....................................         5             --        --        (37)          --       --
                                                  -------    -----------  --------   --------      -------  -------
Other comprehensive income (loss)..............       (25)            (1)       --         64           --       (4)
Purchases......................................        60             --         1         --           --       --
Sales..........................................       (38)            (1)       --       (175)          (2)      (9)
Transfers into Level 3/(1)/....................        99             --        --         --           --       --
Transfers out of Level 3/(1)/..................       (61)            --        --        (64)          --       --
                                                  -------    -----------  --------   --------      -------  -------
BALANCE, DECEMBER 31, 2015.....................   $   420    $        45  $      1   $    503      $    --  $    40
                                                  =======    ===========  ========   ========      =======  =======

                                                 REDEEM                                                  GMXB
                                                  ABLE           OTHER           GMIB      SEPARATE   DERIVATIVE  CONTINGENT
                                                PREFERRED       EQUITY        REINSURANCE  ACCOUNTS   FEATURES'     PAYMENT
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS    LIABILITY   ARRANGEMENT
                                                ---------  -----------------  -----------  --------  -----------  -----------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2017....................... $       1  $              51  $    10,314  $    313  $    (5,319)          18
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        29           --           --
     Net derivative gains (losses).............        --                 --           69        --        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --           69        29        1,494           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        (1)                (4)          --        --           --           --
Purchases/(2)/.................................        --                  6          221        13         (344)          --
Sales/(3)/.....................................        --                 (3)        (116)       (2)           5           --
Settlements/(4)/...............................        --                 --           --        (4)          --           (7)
Activities related to VIEs/VOEs................        --                (22)          --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --        --           --           --
Transfers out of Level 3/(1)/..................        --                 --           --        --           --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2017..................... $      --  $              28  $    10,488  $    349  $    (4,164) $        11
                                                =========  =================  ===========  ========  ===========  ===========

BALANCE, JANUARY 1, 2016....................... $      --  $              49  $    10,582  $    313  $    (5,146)          31
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............        --                 --           --        --           --           --
     Investment gains (losses), net............        --                 --           --        19           --           --
     Net derivative gains (losses).............        --                 --         (261)       --          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
  Subtotal.....................................        --                 --         (261)       19          140           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
Other comprehensive income (loss)..............        --                 (2)          --        --           --
Purchases/(2)/.................................         1                 --          223        10         (317)          11
Sales/(3)/.....................................        --                 --         (230)       --            4           --
Settlements/(4)/...............................        --                 --           --        (7)          --          (24)
Activities related to VIEs/VOEs................        --                 60           --        --           --           --
Transfers into Level 3/(1)/....................        --                 --           --         1           --           --
Transfers out of Level 3/(1)/..................        --                (56)          --       (23)          --           --
                                                ---------  -----------------  -----------  --------  -----------  -----------
BALANCE, DECEMBER 31, 2016..................... $       1  $              51  $    10,314  $    313  $    (5,319) $        18
                                                =========  =================  ===========  ========  ===========  ===========

                                                                                                       GMxB
                                                Redeemable       Other          GMIB      Separate  derivative  Contingent
                                                Preferred       Equity       Reinsurance  Accounts  features'     Payment
                                                  Stock     Investments/(2)/    Asset      Assets   liability   Arrangement
                                                ----------- ---------------  -----------  --------  ----------  -----------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        -- $            61  $    10,723  $    260  $   (4,130) $        42
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............          --              --           --        --          --           --
     Investment gains (losses), net............          --               5           --        36          --           --
     Net derivative gains (losses).............          --              --         (316)       --        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
       Subtotal................................          --               5         (316)       36        (743)          --
                                                ----------- ---------------  -----------  --------  ----------  -----------
Other comprehensive income (loss)..............          --               2           --        --          --           --
Purchases/(2)/.................................          --               1          228        26        (274)          --
Sales/(3)/.....................................          --             (20)         (53)       (2)          1          (11)
Settlements/(4)/...............................          --              --           --        (5)         --           --
Transfers into Level 3/(1)/....................          --              --           --        --          --           --
Transfers out of Level 3/(1)/..................          --              --           --        (2)         --           --
                                                ----------- ---------------  -----------  --------  ----------  -----------
BALANCE, DECEMBER 31, 2015..................... $        -- $            49  $    10,582  $    313  $   (5,146) $        31
                                                =========== ===============  ===========  ========  ==========  ===========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features'
       liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2017 and 2016, respectively:

                                                              INCOME (LOSS)
                                                ----------------------------------------
                                                                   NET
                                                 INVESTMENT     DERIVATIVE
                                                    GAINS         GAINS
                                                (LOSSES), NET    (LOSSES)        OCI
                                                -------------- ------------- -----------
                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2017
STILL HELD AT DECEMBER 31, 2017
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $           -- $          -- $         4
     State and political subdivisions..........             --            --          --
     Commercial mortgage-backed................             --            --          45
     Asset-backed..............................             --            --          (9)
                                                -------------- ------------- -----------
       Subtotal................................ $           -- $          -- $        40
                                                -------------- ------------- -----------
   GMIB reinsurance contracts..................             --            69          --
   Separate Accounts' assets/(1)/..............             29            --          --
   GMxB derivative features' liability.........             --         1,494          --
                                                -------------- ------------- -----------
       Total................................... $           29 $       1,563 $        40
                                                ============== ============= ===========

                                                                Income (Loss)
                                                --------------------------------------------
                                                 Investment         Net
                                                    Gains     Derivative Gains
                                                (Losses), Net     (losses)           OCI
                                                ------------- ----------------  ------------
                                                                (in millions)

Level 3 Instruments
Full Year 2016
Still Held at December 31, 2016
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $         --   $           --  $         11
     State and political subdivisions..........            --               --            (1)
     Commercial mortgage-backed................            --               --             9
     Asset-backed..............................            --               --             1
                                                 ------------   --------------  ------------
       Subtotal................................  $         --   $           --  $         20
                                                 ------------   --------------  ------------
     GMIB reinsurance contracts................            --             (262)           --
     Separate Accounts' assets/(1)/............            20               --            --
     GMxB derivative features' liability.......            --              140            --
                                                 ------------   --------------  ------------
       Total...................................  $         20   $         (122) $         20
                                                 ============   ==============  ============

  /(1)/There is an investment expense that offsets this investment gain (loss).

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2017 and 2016, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2017

                                FAIR         VALUATION              SIGNIFICANT                      WEIGHTED
                                VALUE        TECHNIQUE           UNOBSERVABLE INPUT        RANGE     AVERAGE
                               ------- ---------------------- ------------------------- ------------ --------
ASSETS:                                                    (IN MILLIONS)
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model             Spread over the
                                                                      industry-specific
                                                                  benchmark yield curve 0 - 565 BPS  125 BPS

                                   789 Market comparable               EBITDA multiples 5.3X - 27.9X  12.9X
                                       companies                          Discount rate 7.2% - 17.0%  11.1%
                                                                    Cash flow Multiples 9.0X - 17.7X  13.1X
-------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     326 Third party appraisal        Capitalization rate     4.6%
                                                               Exit capitalization rate     5.6%
                                                                          Discount rate     6.6%

                                     1 Discounted cash flow            Spread over U.S.
                                                                         Treasury curve   243 BPS
                                                                        Discount factor     4.4%
-------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,488 Discounted cash flow                 Lapse Rates 1.0% - 6.3%
  asset.......................                                         Withdrawal rates 0.0% - 8.0%
                                                                 GMIB Utilization Rates 0.0% - 16.0%
                                                                   Non-performance risk 5BPS - 10BPS
                                                              Volatility rates - Equity 9.9% - 30.9%
-------------------------------------------------------------------------------------------------------------

                               FAIR        VALUATION              SIGNIFICANT                          WEIGHTED
                               VALUE       TECHNIQUE           UNOBSERVABLE INPUT          RANGE       AVERAGE
                               ------ --------------------- ------------------------- ---------------- --------
                                                                (IN MILLIONS)

LIABILITIES:
GMIBNLG....................... $4,056 Discounted cash flow            Non-performance
                                                                      riskLapse Rates       1.0%
                                                                     Withdrawal Rates   0.8% - 26.2%
                                                                Utilization Rates NLG   0.0% - 12.4%
                                                                     Forfeiture Rates   0.0% - 16.0%
                                                                     Long-term equity   0.55% - 2.1%
                                                                           Volatility      20.0%
---------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................    130 Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity 100% AFTER DELAY
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GIB...........................   (27) Discounted cash flow      Lapse RatesWithdrawal   0.9% - 5.7%
                                                              Rates Utilization Rates   0.0% - 7.0%
                                                            Volatility rates - Equity   0.0% - 16.0%
                                                                                        9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------
GMAB..........................      5 Discounted cash flow      Lapse RatesVolatility   0.5% - 11.0%
                                                                       rates - Equity   9.9% - 30.9%
---------------------------------------------------------------------------------------------------------------

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2016

                                Fair         Valuation                  Significant                               Weighted
                                Value        Technique               Unobservable Input               Range       Average
                               ------- ---------------------- --------------------------------- ----------------- --------
Assets:                                                           (in millions)
Investments:
Fixed maturities,
  available-for-sale:
   Corporate.................. $    55 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 bps - 565 bps  151 bps

                                   636 Market comparable               EBITDA multiplesDiscount   4.3x - 25.6x     11.7x
                                         companies                     rate Cash flow Multiples   7.0% - 17.8%     11.4%
                                                                                                  14.0x - 16.5x    15.6x
--------------------------------------------------------------------------------------------------------------------------

   Asset-backed...............       2 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 25 bps - 687 bps  38 bps
--------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     295 Third party appraisal                Capitalization rate       4.8%
                                                                       Exit capitalization rate       5.7%
                                                                                  Discount rate       6.6%

                                     3 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product
                                                                                           rate 273 bps - 512 bps 283 bps
                                                                                Discount factor    1.1% - 7.0%     4.3%
--------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contract       10,314 Discounted cash flow                         Lapse Rates    1.5% - 5.7%
  asset.......................                                                 Withdrawal rates    0.0% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 16.0%
                                                                           Non-performance risk  5 bps - 17 bps
                                                                      Volatility rates - Equity   11.0% - 38.0%
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
GMIBNLG.......................   5,155 Discounted cash flow                     Non-performance
                                                                                riskLapse Rates       1.1%
                                                                               Withdrawal Rates   1.2% - 26.2%
                                                                          Utilization Rates NLG   0.0% - 11.5%
                                                                               Forfeiture Rates   0.0% - 16.0%
                                                                               Long-term equity   0.55% - 2.1%
                                                                                     Volatility       20.0%
--------------------------------------------------------------------------------------------------------------------------

                               Fair       Valuation              Significant                          Weighted
                               Value      Technique           Unobservable Input          Range       Average
                               ----- --------------------- ------------------------- ---------------- --------
                                                                (in millions)
GWBL/GMWB..................... $114  Discounted cash flow      Lapse RatesWithdrawal   1.0% - 5.7%
                                                             Rates Utilization Rates   0.0% - 7.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GIB...........................   30  Discounted cash flow                 Withdrawal   1.0% - 5.7%
                                                              RatesUtilization Rates   0.0% - 8.0%
                                                           Volatility rates - Equity 100% after delay
                                                                                       9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------
GMAB..........................   20  Discounted cash flow      Lapse RatesVolatility   1.0% - 11.0%
                                                                      rates - Equity   9.0% - 35.0%
--------------------------------------------------------------------------------------------------------------

   Excluded from the tables above at December 31, 2017 and 2016, respectively, are approximately $370 million and $594 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 24.0% and 37.5% of total assets classified as Level 3 and represent only 0.2% and 0.4% of total assets measured at fair value on a recurring basis at December 31, 2017 and 2016, respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage, residential mortgage and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2017 and 2016, respectively, are approximately $842 million and $691 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 73.9% and 81.8% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2017 and 2016, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2017 and 2016, are approximately 4.5% and 8.3%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2017 and 2016, primarily consist of a private real estate fund with a fair value of approximately $326 million and $295 million, a private equity investment with a fair value of approximately $0 million and $1 million and mortgage loans with fair value of approximately $1 million and $2 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $14 million and $8 million at December 31, 2017 and $12 million and $3 million at December 31, 2016, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   During 2017, AB made the final contingent consideration payment relating to its 2014 acquisition and recorded a change in estimate and wrote off the remaining contingent consideration payable relating to its 2010 acquisition. As of December 31, 2017, one acquisition-related contingent consideration liability of $11 million remains relating to AB's 2016 acquisition, which was valued using a revenue growth rate of 31.0% and a discount rate ranging from 1.4% to 2.3%.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $18 million and $18 million as of December 31, 2017 and 2016, respectively) and are valued using a projected AUM growth rates with a weighted average of 18.0% for one acquisition and revenue growth rates and discount rates ranging from 4.0% to 31.0% and 1.4% to 6.4% respectively, for the three acquisitions.

   The carrying values and fair values at December 31, 2017 and 2016 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                    FAIR VALUE
                                              ------------------------------------------------------
                                               CARRYING
                                                VALUE     LEVEL 1  LEVEL 2     LEVEL 3      TOTAL
                                              ----------- ------- ---------- ----------- -----------
                                                                  (IN MILLIONS)
December 31, 2017:...........................
Mortgage loans on real estate................ $    10,935 $    -- $       -- $    10,895 $    10,895
Loans to affiliates..........................         703 $    --        700          --         700
Policyholders liabilities: Investment
  contracts..................................       2,068      --         --       2,170       2,170
Funding Agreements...........................       3,014      --      3,020          --       3,020
Policy loans.................................       3,315                 --       4,210       4,210
Short-term and Long-term debt................         769      --        768          --         768
Separate Account Liabilities.................       7,537      --         --       7,537       7,537
December 31, 2016:
Mortgage loans on real estate................ $     9,757 $    -- $       -- $     9,608 $     9,608
Loans to affiliates..........................         703      --        775          --         775
Policyholders liabilities: Investment
  contracts..................................       2,226      --         --       2,337       2,337
Funding Agreements...........................       2,255      --      2,202          --       2,202
Policy loans.................................       3,361      --         --       4,257       4,257
Short-term and Long-term debt................         513      --        513          --         513
Separate Account Liabilities.................       6,194      --         --       6,194       6,194

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures is determined by a third party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   Fair values for FHLBNY funding agreements are determined from a matrix pricing model and are internally assessed for reasonableness. The matrix pricing model for FHLBNY funding agreements utilizes an independently sourced U.S. Treasury curve which is separately sourced from the Barclays' suite of curves.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

    A) Variable Annuity Contracts - GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the direct GMDB and GMIB with no NLG features liabilities, before reinsurance ceded, reflected in the consolidated balance sheets in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2015................... $  1,725  $  4,702  $  6,427
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,579      (727)      852
                                              --------  --------  --------
Balance at December 31, 2015.................    2,991     3,886     6,877
  Paid guarantee benefits....................     (357)     (281)     (638)
  Other changes in reserve...................      531       265       796
                                              --------  --------  --------
Balance at December 31, 2016.................    3,165     3,870     7,035
  Paid guarantee benefits....................     (354)     (151)     (505)
  Other changes in reserve...................    1,269     1,083     2,352
                                              --------  --------  --------
Balance at December 31, 2017................. $  4,080  $  4,802  $  8,882
                                              ========  ========  ========

   The following table summarizes the ceded GMDB liabilities, reflected in the consolidated balance sheets in amounts due from reinsurers:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)
Balance at January 1, 2015................... $         833
  Paid guarantee benefits....................          (148)
  Other changes in reserve...................           745
                                              -------------
Balance at December 31, 2015.................         1,430
  Paid guarantee benefits....................          (174)
  Other changes in reserve...................           302
                                              -------------
Balance at December 31, 2016.................         1,558
  Paid guarantee benefits....................          (171)
  Other changes in reserve...................           643
                                              -------------
Balance at December 31, 2017................. $       2,030
                                              =============

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. Summarized in the table below is a summary of the fair value of these liabilities at December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              --------------------
                                                 2017      2016
                                              ---------  ---------
                                                 (IN MILLIONS)
GMIBNLG /(1)/................................ $   4,056  $   5,155
SCS, MSO, IUL features/ (2)/.................     1,698        887
GWBL/GMWB/(1)/...............................       130        114
GIB/(1)/.....................................       (27)        30
GMAB/(1)/....................................         5         20
                                              ---------  ---------
Total Embedded and Freestanding derivative
  liability.................................. $   5,862  $   6,206
                                              =========  =========
GMIB reinsurance contract asset /(3)/........ $  10,488  $  10,314
                                              =========  =========

  /(1)/Reported in future policyholders' benefits and other policyholders'
       liabilities in the consolidated balance sheets.
  /(2)/Reported in policyholders' account balances in the consolidated balance sheets.
  /(3)/Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   The December 31, 2017 values for direct variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of utilization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                    RETURN OF
                                                     PREMIUM    RATCHET   ROLL-UP     COMBO      TOTAL
                                                    ---------  --------  ---------  ---------  ---------
                                                                    (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account................................. $  13,820  $    109  $      65  $     200  $  14,194
   Separate Accounts............................... $  45,816  $  9,556  $   3,516  $  35,784  $  94,672
  Net amount at risk, gross........................ $     169  $     57  $   1,961  $  15,340  $  17,527
  Net amount at risk, net of amounts reinsured..... $     169  $     39  $   1,344  $   6,294  $   7,846
  Average attained age of contractholders'.........      51.3      66.3       72.9       68.2       55.1
  Percentage of contractholders' over age 70.......       9.6%     40.2%      63.1%      46.5%      18.1%
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account.................................      N.A.      N.A.  $      23  $     293  $     316
   Separate Accounts...............................      N.A.      N.A.  $  21,195  $  41,091  $  62,286
  Net amount at risk, gross........................      N.A.      N.A.  $     917  $   6,337  $   7,254
  Net amount at risk, net of amounts reinsured.....      N.A.      N.A.  $     287  $   1,561  $   1,848
  Weighted average years remaining until
   utilization.....................................      N.A.      N.A.        1.6        0.7        0.8
  Range of contractually specified interest rates..      N.A.      N.A.     3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 9.

..   VARIABLE ANNUITY IN-FORCE MANAGEMENT. The Company proactively manages its variable annuity in-force business. Since in 2012, the Company has initiated several programs to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator contracts. In March 2016, a program to give policyholders an option to elect a full buyout of their rider or a new partial (50)% buyout of their rider expired. The Company believes that buyout programs are mutually beneficial to both the Company and policyholders who no longer need or want all or part of the GMDB or GMIB rider. To reflect the actual payments from the buyout program that expired in March 2016 the Company recognized a $4 million increase to Net income in 2016.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Because variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                               DECEMBER 31,
                                              ---------------
                                               2017    2016
                                              ------- -------
                                               (IN MILLIONS)
GMDB:
-----
Equity....................................... $78,069 $69,625
Fixed income.................................   2,234   2,483
Balanced.....................................  14,084  14,434
Other........................................     285     348
                                              ------- -------
Total........................................ $94,672 $86,890
                                              ======= =======

                                                 DECEMBER 31,
                                              -------------------
                                                2017      2016
                                              --------- ---------
                                                 (IN MILLIONS)

GMIB:
-----
Equity....................................... $  50,429 $  45,931
Fixed income.................................     1,568     1,671
Balanced.....................................    10,165    10,097
Other........................................       124       149
                                              --------- ---------
Total........................................ $  62,286 $  57,848
                                              ========= =========

    C) Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured. At December 31, 2017, the total account value and net amount at risk of the hedged variable annuity contracts were $55,771 million and $6,893 million, respectively, with the GMDB feature and $42,077 million and $2,613 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net derivative gains (loss) in the period in which they occur, and may contribute to income (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies--NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets:

                                               DIRECT    REINSURANCE
                                              LIABILITY     CEDED        NET
                                              ---------  -----------  --------
                                                        (IN MILLIONS)
Balance at January 1, 2015...................   $   979     $   (526) $    453
  Other changes in reserves..................       165           16       181
                                                -------     --------  --------
Balance at December 31, 2015.................     1,144         (510)      634
  Other changes in reserves..................        53          (99)      (46)
                                                -------     --------  --------
Balance at December 31, 2016.................     1,197         (609)      588
  Paid Guaranteed Benefits...................       (24)          --       (24)
  Other changes in reserves..................      (487)         (55)     (542)
                                                -------     --------  --------
Balance at December 31, 2017.................   $   686     $   (664) $     22
                                                =======     ========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with unaffiliated insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The following table summarizes the effect of reinsurance:

                                               2017    2016    2015
                                              ------  ------  ------
                                                   (IN MILLIONS)
Direct premiums.............................. $  880  $  850  $  818
Reinsurance assumed..........................    195     206     207
Reinsurance ceded............................   (171)   (176)   (173)
                                              ------  ------  ------
Premiums..................................... $  904  $  880  $  852
                                              ======  ======  ======
Policy charges and fee income ceded.......... $  718  $  640  $  645
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  694  $  942  $  527
                                              ======  ======  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2017, the Company had reinsured with non-affiliates in the aggregate approximately 3.5% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 16.8% of its current liability exposure resulting from the GMIB feature. For additional information, see
   Note 8 "Insurance Liabilities."

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives at December 31, 2017 and 2016 were $10,488 million and $10,314 million, respectively. The increases (decreases) in estimated fair value were $174 million, $(268) million and $(141) million for 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, third-party reinsurance recoverables related to insurance contracts amounted to $2,420 million and $2,458 million, respectively. Additionally, $1,904 million and $2,381 million of the amounts due to reinsurers related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Connecticut General Life Insurance Company (AA -- rating) and Paul Revere Life Insurance Company (A-rating). A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations, the Company continues to have the direct obligation.

   Reinsurance payables related to insurance contracts were $134 million and $125 million, at December 31, 2017 and 2016, respectively.

   The Company cedes substantially all of its run-off health business to a third party insurer. Insurance liabilities ceded totaled $71 million and $82 million at December 31, 2017 and 2016, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $716 million and $734 million at December 31, 2017 and 2016, respectively.

   For affiliated reinsurance agreements see "Related Party Transactions" in
   Note 11.

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
   AB revolving credit facility (with
     interest rate of 2.4%).................. $   75 $   --
   AB commercial paper (with interest rates
     of 1.6% and 0.9%).......................    491    513
                                              ------ ------
Total short-term debt........................ $  566 $  513
                                              ------ ------
Long-term debt:
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 4.1%)............     82     --
   AXA Equitable non-recourse mortgage debt
     (with interest rate of 3.9%)............    121     --
                                              ------ ------
Total Short-term and Long-term debt.......... $  769 $  513
                                              ====== ======

   Short-term Debt

   On December 1, 2016, AB entered into a $200 million, unsecured 364-day senior revolving credit facility (the "AB Revolver") with a leading international bank and the other lending institutions that may be party thereto. On November 29, 2017, as part of an amendment and restatement, the maturity date of the AB Revolver was extended from November 29, 2017 to November 28, 2018. There were no other significant changes included in the amendment. The AB Revolver is available for AB's and SCB LLC's business purposes, including the provision of additional liquidity to meet funding requirements primarily related to SCB LLC's operations. Both AB and SCB LLC can draw directly under the AB Revolver and management expects to draw on the AB Revolver from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Revolver. The AB Revolver contains affirmative, negative and financial covenants which are identical to those of the AB Credit Facility described below. As of December 31, 2017, AB had $75 million outstanding under the AB Revolver with an interest rate of 2.4%.

   As of December 31, 2017 and 2016, AB had $491 million and $513 million, respectively, in commercial paper outstanding with weighted average interest rates of approximately 1.6% and 0.9%, respectively.

   Long-term Debt

   As of December 31, 2017, AXA Equitable had $121 million and $82 million in mortgage debt outstanding related to two consolidated real estate joint ventures due August 2027 and September 2022, respectively, with weighted average interest rates of approximately 3.9% and 4.1%, respectively.

   Credit Facilities

   Credit facilities available to the Company consist of following:

                                                      DATE                         AVAILABLE TO COMPANY
                                              ---------------------                -------------------
FACILITIES                                      START     MATURITY  TOTAL FACILITY REVOLVER   SWINGLINE
----------                                    ---------- ---------- -------------- ---------  ---------
                                                                              (IN MILLIONS)
SYNDICATED FACILITIES:
   AB Revolver............................... 11/29/2017 11/28/2018 $          200 $     200  $      --
   AB Credit Facility........................ 10/22/2014 10/22/2019 $        1,000 $   1,000  $     240

   Additional Credit Facilities Available

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders, which matures on October 22, 2019. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million; any such increase is subject to the consent of the affected lenders. The AB Credit Facility is available for AB and SCB LLC's business purposes, including the support of AB's
   $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2017, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by AB and SBC LLC from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AB and SBC LLC are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AB and SBC LLC'S option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AB, plus one of the following indexes: London Interbank Offered Rate; a floating base rate; or the Federal Funds rate.

   As of December 31, 2017, AB and SCB LLC had no amounts outstanding under the AB Credit Facility and did not draw upon the AB Credit Facility in 2017.

   SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $175 million, with AB named as an additional borrower, while line one has no stated limit. As of December 31, 2017, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   LOANS TO AFFILIATES. In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new
   $382 million, seven year term loan with an interest rate of 4.0% was issued. In January 2016, the property was sold and a portion of the proceeds was used to repay the $382 million term loan outstanding and a $65 million prepayment penalty.

   In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company's ("AXA RE Arizona") $50 million note receivable from AXA. AXA RE Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   LOANS FROM AFFILIATES. In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% which was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   COST SHARING AND SERVICE AGREEMENTS. The Company provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with AXA Financial, certain AXA Financial subsidiaries and affiliates to conduct their business. In addition, the Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, "AXA Affiliates"), including technology and professional development arrangements. The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company.

   AFFILIATED DISTRIBUTION EXPENSE. AXA Equitable pays commissions and fees to AXA Distribution Holding and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   AFFILIATED DISTRIBUTION REVENUE. AXA Distributors, a subsidiary of AXA Equitable, receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   INVESTMENT MANAGEMENT AND SERVICE FEES. AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   INVESTMENT MANAGEMENT AND SERVICE EXPENSES. AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   The table below summarizes the expenses reimbursed to/from the Company and fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

                                                2017     2016     2015
                                              -------- -------- --------
                                                    (in millions)
EXPENSES PAID OR ACCRUED FOR BY THE COMPANY:
General services provided by AXA Affiliates.. $    186 $    188 $    164
Paid or accrued commission and fee expenses
  for sale of insurance products by AXA
  Distribution...............................      608      587      603
Investment management services provided by
  AXA IM, AXA REIM and AXA Rosenberg.........        5        2        1
                                              -------- -------- --------
Total........................................      799      777      768
                                              ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR BY THE
COMPANY:
General services provided to AXA Affiliates..      456      531      491
Amounts received or accrued for commissions
  and fees earned for sale of MONY America's
  insurance products.........................       43       43       57
Investment management and administrative
  services provided to EQAT, VIP Trust, 1290
  Funds and Other AXA Trusts.................      720      674      707
                                              -------- -------- --------
Total........................................ $  1,219 $  1,248 $  1,255
                                              ======== ======== ========

   INSURANCE RELATED TRANSACTIONS. The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona.

   The Company currently reinsures to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provide important capital management benefits to AXA Equitable. At December 31, 2017 and 2016, the Company's GMIB reinsurance asset with AXA RE Arizona had carrying values of $8,594 million and $8,578 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017, 2016 and 2015 totaled approximately $454 million, $447 million and $453 million, respectively. Ceded claims paid in 2017, 2016 and 2015 were $213 million, $65 million and $54 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA RE Arizona to the extent that AXA RE Arizona holds assets in an irrevocable trust (the "Trust") ($9,786 million at December 31, 2017) and/or letters of credit ($3,990 million at December 31, 2017), out of which $250 million letters of credit are guaranteed by AXA Financial while the rest of the letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA RE Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA RE Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA RE Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned in 2017, 2016 and 2015 were $20 million, $20 million and $21 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $5 million, $6 million and $5 million, respectively.

   At December 31, 2017 and 2016, affiliated reinsurance recoverables related to insurance contracts amounted to $2,659 million and $2,177 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. Premiums and expenses associated with the reinsurance agreement were $4 million and $4 million in 2017 and 2016, respectively.

   Investment management and service fees includes certain revenues for services provided by AB to mutual funds sponsored by AB. These revenues are described below:

                                                2017    2016     2015
                                              -------- ------- --------
                                                    (IN MILLIONS)

Investment management and services fees...... $  1,148 $   999 $  1,056
Distribution revenues........................      398     372      415
Other revenues -- shareholder servicing fees.       73      76       85
Other revenues -- other......................        7       6        5

   OTHER TRANSACTIONS. Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see "Employee Benefit Plans" in Note 12.

   In 2016, AXA Equitable sold artwork to AXA Financial and recognized a $20 million gain on the sale. AXA Equitable used the proceeds received from this sale to make a $21 million donation to AXA Foundation, Inc. (the "Foundation"). The Foundation was organized for the purpose of distributing grants to various tax-exempt charitable organizations and administering various matching gift programs for AXA Equitable, its subsidiaries and affiliates.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $15 million, $16 million and $18 million in 2017, 2016 and 2015, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately
   $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000 (the "AB Plan"). Benefits under the
   AB Plan are based on years of credited service and average final base salary.

   AB uses a December 31 measurement date for the AB Plan.

   Funding Policy

   The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum the Company can deduct for federal income tax purposes. Based on the funded status of the plans at December 31, 2016, AB contributed $4 million to the AB Plan during 2017. AB currently estimates that it will contribute $5 million to the AB Plan during 2018. No minimum funding contributions under ERISA are required to be made to the AXA Equitable plans, and management does not expect to make any discretionary contribution to those plans during 2018.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2017     2016     2015
                                              --------  ------  --------
                                                     (IN MILLIONS)
Service cost................................. $     --  $   --  $      8
Interest cost................................        6       6        93
Expected return on assets....................       (5)     (5)     (159)
Actuarial (gain) loss........................        1       1         1
Net amortization.............................       --      --       110
                                              --------  ------  --------
Net Periodic Pension Expense................. $      2  $    2  $     53
                                              ========  ======  ========

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2017      2016
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $    132  $    129
Interest cost................................        6         6
Actuarial (gains) losses.....................       14         2
Benefits paid................................       (6)       (5)
                                              --------  --------
  Projected Benefit Obligation...............      146       132
Transfer to AXA Financial....................       --        --
                                              --------  --------
Projected Benefit Obligation, End of Year.... $    146  $    132
                                              ========  ========

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2017     2016
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $     87  $   86
Actual return on plan assets.................       14       4
Contributions................................        4      --
Benefits paid and fees.......................       (4)     (3)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................      101      87
PBO..........................................      146     132
                                              --------  ------
  Excess of PBO Over Pension Plan Assets.....      (45)    (45)
Transfer to AXA Financial.................... $     --  $   --
                                              --------  ------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $    (45) $  (45)
                                              ========  ======

   Accrued pension costs of $(45) million and $(45) million at December 31, 2017 and 2016, respectively, were recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of their assets were $146 million and $101 million, respectively, at December 31, 2017 and $132 million and $87 million, respectively, at December 31, 2016.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2017 and 2016 that have not yet been recognized as components of net periodic pension cost.

                                              DECEMBER 31,
                                              -------------
                                               2017   2016
                                              ------ ------
                                              (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $   55 $   51
Unrecognized prior service cost (credit).....      1      1
                                              ------ ------
  Total...................................... $   56 $   52
                                              ====== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $1.6 million and $23,959, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the fair values of the Company's invested assets that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   At December 31, 2017 and 2016, the total fair value of plan assets for the qualified pension plans was approximately $101 million and $87 million, respectively, all supporting the AB qualified retirement plan.

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
Fixed Maturities.............................  15.0%  18.0%
Equity Securities............................  66.0   61.0
Other........................................  19.0   21.0
                                              -----  -----
Total........................................ 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- -----
                                                      (IN MILLIONS)
DECEMBER 31, 2017:
ASSET CATEGORIES
Common and preferred equity.................. $    24 $    -- $    -- $  24
Mutual funds.................................      55      --      --    55
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      79      --      --    79
Investments measured at net assets value.....      --      --      --    22
                                              ------- ------- ------- -----
   Investments at fair value................. $    79 $    -- $    -- $ 101
                                              ======= ======= ======= =====
December 31, 2016:
Asset Categories
Common and preferred equity.................. $    21 $    -- $    -- $  21
Mutual funds.................................      47      --      --    47
                                              ------- ------- ------- -----
  Total assets in the fair value hierarchy...      68      --      --    68
Investments measured at net assets value.....      --      --      --    19
                                              ------- ------- ------- -----
   Investments at fair value................. $    68 $    -- $    -- $  87
                                              ======= ======= ======= =====

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes.

   Assumptions

   DISCOUNT RATE

   The benefits obligations and related net periodic costs of the Company's qualified and non-qualified pension plans are measured using discount rate assumptions that reflect the rates at which the plans' benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the plans are discounted using a published high-quality bond yield curve as a practical expedient for a matching bond approach. Beginning in 2014, AXA Equitable uses the Citigroup Pension Above-Median-AA Curve (the "Citigroup Curve") for this purpose. The Company has concluded that an adjustment to the Citigroup Curve is not required after comparing the projected benefit streams of the plans to the cash flows and duration of the reference bonds.

   At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable Life QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable Life QP by approximately $4 million in 2015.

   MORTALITY

   At December 31, 2015, AXA Equitable concluded to change the mortality projection scale used to measure and report the Company's defined benefit plan obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and a closer alignment to current thinking with respect to projections of mortality improvements.

   In October 2016, the Society of Actuaries ("SOA") released MP-2016, its second annual update to the "gold standard" mortality projection scale issued by the SOA in 2014, reflecting three additional years of historical U.S. population historical mortality data (2012 through 2014). Similar to its predecessor (MP-2015), MP-2016 indicated that, while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested both by MP-2015 and MP-2014. The Company considered this new data as well as observations made from current practice regarding how to best estimate improved trends in life expectancies and concluded to continue using the RP-2000 base mortality table projected on a full generational basis with Scale BB mortality improvements for purposes of measuring and reporting its consolidated defined benefit plan obligations at December 31, 2017.

   Actuarial computations used to determine net periodic costs were made utilizing the following weighted-average assumptions:

                                              Year ended December31,
                                              ---------------------
                                              2017    2016    2015
                                              ----    ----    ----
Discount rate on benefit obligations......... 4.55%   4.75%   4.30%
Expected long-term rate of return on plan
  assets.....................................  6.0%    6.5%    7.0%

   In developing the expected long-term rate of return on plan assets of 6.0%, management considered the historical returns and future expectations for returns for each asset category, as well as the target asset allocation of the portfolio. The expected long-term rate of return on assets is based on weighted average expected returns for each asset class.

   As of December 31, 2017, the mortality projection assumption has been updated to use the generational MP-2017 improvement scale. Previously, mortality was projected generationally using the MP-2016 improvements scale. The base mortality assumption remains at the RP-2014 white-collar mortality table for males and females adjusted back to 2006 using the MP-2014 improvement scale.

   The Internal Revenue Service ("IRS") recently updated the mortality tables used to determine lump sums. For fiscal year-end 2017, we reflected the actual IRS table for 2018 with assumed annual updates for years 2019 and later on the base table (RP-2014 backed off to 2006) with the assumed projection scale of MP-2017.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2017 and 2016. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                              DECEMBER 31,
                                              -----------
                                              2017   2016
                                              -----  -----
Discount rates:
   Other AXA Equitable defined benefit plans. 3.17%  3.48%
   AB Qualified Retirement Plan.............. 4.55%  4.75%
   Periodic cost............................. 3.48%   3.7%
   Expected long-term rates of return on
     pension plan assets (periodic cost).....  6.0%   6.5%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2018, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2017 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2018.........................................  $          7
2019.........................................             7
2020.........................................             5
2021.........................................             6
2022.........................................             8
Years 2023-2027..............................            40

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 12.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensation costs for 2017, 2016 and 2015 for share-based payment arrangements as further described herein are as follows:

                                               2017   2016   2015
                                              ------ ------ ------
                                                 (IN MILLIONS)
Performance Shares........................... $   18 $   17 $   18
Stock Options (Other than AB stock options)..      1      1      1
AXA Shareplan................................      9     14     16
Restricted Awards............................    185    154    174
Other Compensation plans/(1)/................      2      1      2
                                              ------ ------ ------
Total Compensation Expenses.................. $  215 $  187 $  211
                                              ====== ====== ======

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Shares Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under AXA's Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted ADR stock options in years prior to 2014.

   Performance Units and Performance Shares

   2017 GRANT. On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of the Company. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $9 million.

   SETTLEMENT OF 2014 GRANT IN 2017. On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   2016 GRANT. On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million and $10 million, respectively.

   SETTLEMENT OF 2013 GRANT IN 2016. On March 22, 2016, cash distributions of approximately $55 million were made to active and former AXA Equitable employees in settlement of 2.3 million performance units earned under the terms of the 2013 Performance Share Plan.

   2015 GRANT. On June 19, 2015, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. For employees in our retirement and protection businesses, the extent to which 2016-2018 cumulative performance targets measuring the performance of AXA and the retirement and protection businesses are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2017, 2016 and 2015, the expense associated with the June 19, 2015 grant of performance shares was $3 million, $4 million and $8 million, respectively.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of approximately 2.3 million performance units earned under the terms of the AXA Performance Unit Plan 2012.

   The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2017 and 2016 was $45 million and $31 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2017 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2016-2018 and 2015-2017 performance targets will determine the number of performance units and shares earned under those awards, respectively.

   Stock Options

   2017 GRANT. On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)23.92. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 21, 2017 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.78 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 25.05%, a weighted average expected term of 8.8 years, an expected dividend yield of 6.53% and a risk-free interest rate of 0.59%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, the Company recognized expenses associated with the June 21, 2017 grant of options of approximately $0.5 million.

   2016 GRANT. On June 6, 2016, 0.6 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)21.52. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 6, 2016, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 6, 2016 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.85 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 26.6%, a weighted average expected term of 8.1 years, an expected dividend yield of 6.49% and a risk-free interest rate of 0.33%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017 and 2016, the Company recognized expenses associated with the June 6, 2015 grant of options of approximately $0.1 million and $0.6 million, respectively.

   2015 GRANT. On June 19, 2015, 0.4 million options to purchase AXA ordinary shares were granted to employees of the Company under the terms of the Stock Option Plan at an exercise price of (Euro)22.90. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 0.2 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at (Euro)1.58 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of 8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2017, 2016 and 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $0.1 million, $0.1 million and $0.3 million, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA and the Company's option plans during 2017 follows:

                                                                             Options Outstanding
                                              ---------------------------------------------------------------------------------
                                                      AXA Ordinary Shares             AXA ADRs/(2)/         AB Holding Units
                                              ---------------------------------   ---------------------- ----------------------
                                                                  Weighted                     Weighted               Weighted
                                                Number            Average           Number     Average     Number     Average
                                              Outstanding         Exercise        Outstanding  Exercise  Outstanding  Exercise
                                              (In 000's)           Price          (In 000's)    Price    (In 000's)    Price
                                              -----------  --------------------   -----------  --------- -----------  ---------

Options Outstanding at January 1, 2017.......       9,536        (Euro)   21.02            45  $   24.90       5,085  $   49.45
Options granted..............................         488          (Euro) 23.92            --  $      --          --  $      --
Options exercised............................      (1,996) (Euro)         18.02            (2) $   21.35      (1,180) $   17.04
Options forfeited, net.......................          --  (Euro)            --            --  $      --          --  $      --
Options expired..............................      (2,626)                33.77            (8)     42.62        (823) $   84.96
                                               ----------                         -----------             ----------
Options Outstanding at December 31, 2017.....       5,402  (Euro)         17.36            35  $   20.98       3,082  $   52.37
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic..........................
Value of Options Outstanding/(1)/............              (Euro)     39,861/(2)/              $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         4.2                                 1.2                    1.2
                                               ==========                         ===========             ==========
Options Exercisable at December 31, 2017.....       3,406  (Euro)         14.68            35  $   42.62       3,018  $   52.97
                                               ==========  ====================   ===========  =========  ==========  =========
Aggregate Intrinsic Value of Options
  Exercisable & Expected to Vest/(1)/........              (Euro)        34,275                $     303                     --
                                                           ====================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................         2.8                                 1.2                    1.1
                                               ==========                         ===========             ==========

  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2017 of the respective underlying shares over the strike prices of the option awards.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   No stock options were exercised in 2017 and 2016. The intrinsic value related to exercises of stock options during 2015 was approximately
   $0.2 million, resulting in amounts currently deductible for tax purposes of approximately $0.1 million for the period then ended. In 2015, windfall tax benefits of approximately $0.1 million resulted from exercises of stock option awards.

   At December 31, 2017, AXA Financial held 22,974 AXA ordinary shares in treasury at a weighted average cost of $23.14 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2017, 2016 and 2015, respectively.

                                                   AXA Ordinary Shares       AB Holding Units/(1)/
                                              ----------------------------  -----------------------
                                                2017      2016      2015    2017   2016      2015
                                              --------  --------  --------  ---- --------  --------

Dividend yield...............................     6.53%     6.49%     6.29%  N/A     7.10%     7.10%
Expected volatility..........................    25.05%    26.60%    23.68%  N/A    31.00%    32.10%
Risk-free interest rates.....................     0.59%     0.33%     0.92%  N/A     1.30%     1.50%
Expected life in years.......................     8.83       8.1       8.2   N/A      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   2.01  $   2.06  $   1.73   N/A $   2.75  $   4.13

  /(1)/There were no options to buy AB Holding Units awarded during 2017. As such, the input assumptions for 2017 are not applicable.

   As of December 31, 2017, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.8 years.

   AXA OPTIONS VALUATION. The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   AB HOLDING UNIT OPTIONS VALUATION. The fair value of units representing assignments of beneficial ownership of limited partnership interests in AB Holding ("AB Holding Units") options is calculated using the Black-Scholes option pricing model. The expected cash distribution yield is based on the average of our distribution yield over the past four quarters. The volatility factor represents historical AB Holding Units price volatility over the same period as the expected term. The risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term. The expected term was calculated using the simplified method, due to the lack of sufficient historical data.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares. Likewise, AB awards restricted AB Holding units to independent members of its General Partner.

   The Company has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2017, 2016 and 2015, respectively, the Company recognized compensation costs of $185 million, $154 million and $174 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes are made until settlement and only for RSUs. At December 31, 2017, approximately
   19.1 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2017, approximately $57 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.0 years.

   The following table summarizes restricted AXA ordinary share activity for 2017. In addition, approximately 11,069 RSUs were granted during 2017 with graded vesting over a weighted average service period of 2.06 years.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2017...............     36,306 $    24.46
Granted......................................     12,929 $    27.49
Vested.......................................     11,819 $    24.30
                                               --------- ----------
Unvested as of December 31, 2017.............     37,416 $    24.04
                                               ========= ==========

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction.

   AXA Shareplan

   In 2017, eligible employees of participating AXA Financial subsidiaries (including AXA Equitable) were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2017, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million, $14 million and $16 million in 2017, 2016 and 2015 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017, 2016 and 2015 primarily invested under Investment Option B for the purchase of approximately $4 million, $6 million and $5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. On March 16, 2016, AXA ordinary share distributions totaling approximately $4 million were made to active and former employees of the Company in settlement of approximately 0.2 million AXA Miles earned under the terms of the AXA Miles Program 2012.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of the Company, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in AB Holding Units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted AB Holding Units.

   AB engages in open-market purchases of AB Holding Units to help fund anticipated obligations under its incentive compensation award program, for purchases of AB Holding Units from employees and other corporate purposes. During 2017 and 2016, AB purchased 9 million and 11 million Holding units for $220 million and $237 million respectively. These amounts reflect open-market purchases of 5 million and 8 million AB Holding units for $117 million and $176 million, respectively, with the remainder relating to purchases of AB Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by AB Holding units purchased by employees as part of a distribution reinvestment election.

   During 2017, AB granted to employees and eligible directors 8.3 million restricted AB Holding unit awards (including 6.1 million granted in December for 2017 year-end awards).

   During 2016, AB granted to employees and eligible directors 7.0 million restricted AB Holding awards (including 6.1 million granted in December 2016 for year-end awards). The cost of awards made in the form of restricted AB Holding Units was measured, recognized, and disclosed as a share-based compensation program.

   During 2017 and 2016, AB Holding issued 1.2 million and 0.4 million AB Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $20 million and $6 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued AB Holding Units.

   Effective as of September 30, 2017, AB established the AB 2017 Long Term Incentive Plan ("2017 Plan"), which was adopted at a special meeting of AB Holding Unitholders held on September 29, 2017. The following forms of awards may be granted to employees and Eligible Directors under the 2017
   Plan: (i) restricted AB Holding Units or phantom restricted AB Holding Units (a "phantom" award is a contractual right to receive AB Holding Units at a later date or upon a specified event); (ii) options to buy AB Holding Units; and (iii) other AB Holding Unit-based awards (including, without limitation, AB Holding Unit appreciation rights and performance awards). The purpose of the 2017

   Plan is to promote the interest of AB by: (i) attracting and retaining talented officers, employees and directors, (ii) motivating such officers, employees and directors by means of performance-related incentives to achieve longer-range business and operational goals, (iii) enabling such officers, employees and directors to participate in the long-term growth and financial success of AB, and (iv) aligning the interests of such officers, employees and directors with those of AB Holding Unitholders. The 2017 Plan will expire on September 30, 2027, and no awards under the 2017 Plan will be made after that date. Under the 2017 Plan, the aggregate number of AB Holding Units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued AB Holding units.

   As of December 31, 2017, no options to buy AB Holding units had been granted and 6.1 million AB Holding units, net of withholding tax requirements, were subject to other AB Holding Unit awards made under the 2017 Plan or an equity compensation plan with similar terms that was canceled in 2017. AB Holding Unit-based awards (including options) in respect of 53.9 million AB Holding units were available for grant as of December 31, 2017.

   The AllianceBernstein 2010 Long Term Incentive Plan, as amended, was canceled on September 30, 2017. The awards and terms under the 2010 Long Term Incentive Plan were substantially similar to the 2017 Plan.

14)INCOME TAXES

   Income (loss) from continuing operations before income taxes included income from domestic operations of $2,115 million, $505 million and $924 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $140 million, $117 million and $114 million for the years ended December 31, 2017, 2016 and 2015. Approximately $29 million, $31 million, and $28 million of the company's income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                 2017       2016     2015
                                              ----------  -------  -------
                                                      (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $       (6) $  (274) $   (19)
  Deferred (expense) benefit.................      1,145      358       41
                                              ----------  -------  -------
Total........................................ $    1,139  $    84  $    22
                                              ==========  =======  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the income before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2017      2016     2015
                                              ---------  -------  --------
                                                      (IN MILLIONS)

Expected income tax (expense) benefit........ $    (789) $  (218) $   (363)
Noncontrolling interest......................       175      162       118
Non-taxable investment income (loss).........       250      175       189
Tax audit interest...........................        (6)     (22)        1
State income taxes...........................        (3)      (8)        1
Tax settlements/Uncertain Tax Position
  Release....................................       221       --        77
Change in Tax Law............................     1,308       --        --
Other........................................       (17)      (5)       (1)
                                              ---------  -------  --------
Income tax (expense) benefit................. $   1,139  $    84  $     22
                                              =========  =======  ========

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

   The following provisional amounts related to the impact of the Tax Reform Act are included in the Company's financial statements:

      . An income tax benefit of $1,331 million from the reduction of deferred tax liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

      . An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2017    December 31, 2016
                                              -------------------- --------------------
                                               ASSETS  LIABILITIES  Assets  Liabilities
                                              -------- ----------- -------- -----------
                                                            (IN MILLIONS)

Compensation and related benefits............ $     47  $       -- $     88  $       --
Net operating loss...........................       --          --       --          --
Reserves and reinsurance.....................       --          83       --         534
DAC..........................................       --         821       --       1,463
Unrealized investment gains (losses).........       --         298       --          23
Investments..................................       --         997       --       1,062
Alternative minimum tax credits..............      387          --      394          --
Other........................................       67          --        5          --
                                              --------  ---------- --------  ----------
Total........................................ $    501  $    2,199 $    487  $    3,082
                                              ========  ========== ========  ==========

   As of December 31, 2017, the Company had $387 million of AMT credits which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $20 million charge related to the sequestration of refundable AMT credits.

   In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                               2017    2016   2015
                                              ------  ------ ------
                                                  (IN MILLIONS)

Balance at January 1,........................ $  457  $  418 $  475
Additions for tax positions of prior years...     28      39     44
Reductions for tax positions of prior years..   (245)     --   (101)
Additions for tax positions of current year..     --      --     --
Settlements with Tax Authorities.............    (33)     --     --
                                              ------  ------ ------
Balance at December 31,...................... $  207  $  457 $  418
                                              ------  ------ ------
Unrecognized tax benefits that, if
  recognized, would impact the effective rate    172     329    293
                                              ======  ====== ======

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $23 million and $67 million, respectively. For 2017, 2016 and 2015, respectively, there were $(44) million, $15 million and $(25) million in interest expense related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in Net income (loss). The balances for the past three years follow:

                                                 DECEMBER 31,
                                              ------------------
                                               2017  2016   2015
                                              -----  ----  -----
                                                 (IN MILLIONS)
Unrealized gains (losses) on investments..... $ 617  $ 54  $ 248
Foreign currency translation adjustments.....   (36)  (77)   (59)
Defined benefit pension plans................   (51)  (46)   (43)
                                              -----  ----  -----
Total accumulated other comprehensive income
  (loss).....................................   530   (69)   146
                                              -----  ----  -----
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................    68    86     69
                                              -----  ----  -----
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $ 598  $ 17  $ 215
                                              =====  ====  =====

   The components of OCI for the past three years, net of tax, follow:

                                                 2017   2016    2015
                                                -----  -----  -------
                                                    (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period.......... $  41  $ (18) $   (25)
  (Gains) losses reclassified into net
   income (loss) during the period.............    --     --       --
                                                -----  -----  -------
  Foreign currency translation adjustment......    41    (18)     (25)
                                                -----  -----  -------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year.............................   741   (160)  (1,020)
  (Gains) losses reclassified into net
   income (loss) during the year/(1)/..........     8      2       12
                                                -----  -----  -------
Net unrealized gains (losses) on investments...   749   (158)  (1,008)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other....................................  (186)   (36)     176
                                                -----  -----  -------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(244) million, $(97)
  million, and $(454) million).................   563   (194)    (832)
                                                -----  -----  -------
Change in defined benefit plans:
  Net gain (loss) arising during the year......    --     --       --
  Prior service cost arising during the year...    --     --       --
   Less: reclassification adjustments to net
     income (loss) for:/(2)/...................
     Amortization of net (gains) losses
       included in net periodic cost...........    (5)    (3)      (4)
     Amortization of net prior service
       credit included in net periodic cost....    --     --       --
                                                -----  -----  -------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(2) and $(2)).........................    (5)    (3)      (4)
                                                -----  -----  -------
Total other comprehensive income (loss), net
  of income taxes..............................   599   (215)     861
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest......   (18)    17       15
                                                -----  -----  -------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable................ $ 581  $(198) $  (846)
                                                =====  =====  =======

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(5) million, $(1) million and $(6) million for 2017, 2016 and 2015, respectively.

  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $2 million and $2 million for 2017, 2016 and 2015, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   LITIGATION

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately
   $90 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In July 2011, a derivative action was filed in the United States District Court for the District of New Jersey entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("Sivolella Litigation") and a substantially similar action was filed in January 2013 entitled Sanford ET AL. v. AXA Equitable FMG ("Sanford Litigation"). These lawsuits were filed on behalf of a total of twelve mutual funds and, among other things, seek recovery under (i) Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services and administrative services and
   (ii) a variety of other theories including unjust enrichment. The Sivolella Litigation and the Sanford Litigation were consolidated and a 25-day trial commenced in January 2016 and concluded in February 2016. In August 2016, the District Court issued its decision in favor of AXA Equitable and AXA Equitable FMG, finding that the plaintiffs had failed to meet their burden to demonstrate that AXA Equitable and AXA Equitable FMG breached their fiduciary duty in violation of Section 36(b) of the Investment Company Act or show any actual damages. In September 2016, the plaintiffs filed a motion to amend the District Court's trial opinion and to amend or make new findings of fact and/or conclusions of law. In December 2016, the District Court issued an order denying the motion to amend and plaintiffs filed a notice to appeal the District Court's decision to the U.S. Court of Appeals for the Third Circuit. We are vigorously defending this matter.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, now entitled Ross v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under
   Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In April 2015, a second action in the United States District Court for the Southern District of New York was filed on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief as the Ross action. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as the Ross litigation. In December 2015, the Second Circuit denied the plaintiffs motion to consolidate their appeals but ordered that the appeals be heard together before a single panel of judges. In February 2017, the Second Circuit affirmed the decisions of the district court in favor of AXA Equitable, and that decision is now final because the plaintiffs failed to file a further appeal.

   In November 2014, a lawsuit was filed in the Superior Court of New Jersey, Camden County entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all AXA Equitable variable life insurance policyholders who allocated funds from their policy accounts to investments in AXA Equitable's Separate Accounts, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. The action asserts that AXA Equitable breached its variable life insurance contracts by implementing the volatility management strategy. In February 2016, the Court dismissed the complaint. In March 2016, the plaintiff filed a notice of appeal. In August 2015, another lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the appellate court reversed the trial court's decision and remanded the case back to Connecticut state court. We are vigorously defending these matters.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable's COI increase. In early 2016, AXA Equitable raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. The current complaint alleges a claim for breach of contract and a claim that AXA Equitable made misrepresentations in violation of
   Section 4226 of the New York Insurance Law ("Section 4226"). Plaintiff seeks
   (a) with respect to its breach of contract claim, compensatory damages, costs, and, pre- and post-judgment interest, and (b) with respect to its claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiff and the putative class. AXA Equitable's response to the complaint was filed in February 2017. Additionally, a separate putative class action and seven individual actions challenging the COI increase have been filed against AXA Equitable in Federal or State courts. Within that group, all of the outstanding Federal actions (the second putative class action and three individual actions) have been transferred to the Federal court where the Brach Family Foundation, Inc. litigation is pending. In October 2017, the Brach court entered an order consolidating the Brach class action and the other putative class action for all purposes and has also ordered that the three individual actions be consolidated with the Brach litigation for the purposes of coordinating pre-trial activities. We are in various stages of motion practice in each of these matters and are vigorously defending them.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2018 and the four successive years are $214 million, $207 million, $177 million, $169 million, $156 million and $334 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2018 and the four successive years is $56 million, $58 million, $41 million, $40 million, $37 million and $60 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $142.9 million, $140.2 million, $137.7 million, respectively, for the years ended December 31, 2017, 2016 and 2015, net of sublease income of $16.4 million, $15.8 million, $5.2 million, respectively, for the years ended December 31, 2017, 2016 and 2015.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral, AXA Equitable has purchased FHLBNY stock of $144 million and pledged collateral with a carrying value of $4,510 million, as of December 31, 2017. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes AXA Equitable's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                           REPAID
                                              BALANCE AT END      MATURITY OF        ISSUED DURING DURING THE
                                                 OF YEAR       OUTSTANDING BALANCE     THE YEAR       YEAR
                                              --------------- ---------------------- ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2017:
Short-term FHLBNY funding agreements.........             500 less than one month            6,000      6,000
Long-term FHLBNY funding agreements..........           1,244 less than 4 years                324
                                                          377 Less than 5 years                303
                                                          879 great than five years            135
                                              ---------------                        ------------- ----------
Total long-term funding agreements...........           2,500                                  762         --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/.....................           3,000                                6,762      6,000
                                              ===============                        ============= ==========
December 31, 2016:
Short-term FHLBNY funding agreements......... $           500 less than one month    $       6,000 $    6,000
Long-term FHLBNY funding agreements.......... $            58 less than 4 years      $          58 $       --
                                              $           862 Less than 5 years      $         862 $       --
                                              $           818 great than five years  $         818 $       --
                                              ---------------                        ------------- ----------
Total long-term funding agreements........... $         1,738                        $       1,738 $       --
                                              ---------------                        ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2016.......................... $         2,238                        $       7,738 $    6,000
                                              ===============                        ============= ==========

  /(1)/The $14 million difference between the funding agreements carrying value shown in fair value table for 2017 reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2017, 2016 and 2015, respectively, AXA Equitable recorded $29 million, $21 million and $3 million pre-tax charges related to severance and lease costs. The amounts recorded in 2015 included pre-tax charges of $25 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                              DECEMBER 31,
                                              ------------
                                               2017   2016
                                              -----  -----
                                              (IN MILLIONS)
SEVERANCE
Balance, beginning of year................... $  22  $  11
Additions....................................    17     20
Cash payments................................   (14)    (9)
Other reductions.............................    (2)    --
                                              -----  -----
Balance, end of Year......................... $  23  $  22
                                              =====  =====

                                               DECEMBER 31,
                                              --------------
                                               2017    2016
                                              ------  ------
                                               (IN MILLIONS)
LEASES
Balance, beginning of year................... $  170  $  190
Expense incurred.............................     29      12
Deferred rent................................     10       5
Payments made................................    (48)    (42)
Interest accretion...........................      4       5
                                              ------  ------
Balance, end of year......................... $  165  $  170
                                              ======  ======

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2017, these arrangements include commitments by the Company to provide equity financing of $715 million (including $193 million with affiliates and $22 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2017. The Company had $636 million of commitments under existing mortgage loan agreements at December 31, 2017.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $375 million for the three of SCB LLC's four uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $410 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2017, AB had funded $22 million of this commitment. As general partner of the AB U.S. Real Estate II L.P. ("Real Estate Fund II"), AB committed to invest $28 million in Real Estate Fund II. As of December 31, 2017, AB funded $10 million of this commitment

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2017, AB had funded $6 million of this commitment.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,242 million during 2018. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2017, 2016 and 2015, respectively, AXA Equitable's statutory net income (loss) totaled $894 million, $679 million and $2,038 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,988 million and $5,278 million at December 31, 2017 and 2016, respectively. In 2017, AXA Equitable did not pay shareholder dividends and in 2016, AXA Equitable paid $1,050 million in shareholder dividends. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS.

   At December 31, 2017, AXA Equitable, in accordance with various government and state regulations, had $61 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity.

   At December 31, 2017 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2017.

   The Company cedes a portion of their statutory reserves to AXA RE Arizona, a captive reinsurer, as part of the Company's capital management strategy. AXA RE Arizona prepares financial statements in a special purpose framework for statutory reporting.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (h) computer software development costs are capitalized under GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for GAAP purchase accounting and
   (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under GAAP.

18)BUSINESS SEGMENT INFORMATION

   The Company has four reportable segments: Individual Retirement, Group Retirement, Investment Management and Research and Protection Solutions.

   The Company changed its segment presentation in the fourth quarter 2017. The segment disclosures are based on the intention to provide the users of the financial statements with a view of the business from the Company's perspective. As a result, the Company determined that it is more useful for a user of the financial statements to assess the historical performance on the basis which management currently evaluates the business. The reportable segments are based on the nature of the business activities, as they exist as of the initial filing date.

   These segments reflect the manner by which the Company's chief operating decision maker views and manages the business. A brief description of these segments follows:

      . The Individual Retirement segment offers a diverse suite of variable annuity products which are primarily sold to affluent and high net worth individuals saving for retirement or seeking retirement income.

      . The Group Retirement segment offers tax-deferred investment and retirement plans to be sponsored by educational entities, municipalities and not-for-profit entities as well as small and medium-sized businesses.

      . The Investment Management and Research segment provides diversified investment management, research and related solutions globally to a broad range of clients through three main client channels-Institutional, Retail and Private Wealth Management-and distributes its institutional research products and solutions through Bernstein Research Services.

      . The Protection Solutions segment includes our life insurance and group employee benefits businesses. Our life insurance business offers a variety of variable universal life, universal life and term life products to help affluent and high net worth individuals, as well as small and medium-sized business owners, with their wealth protection, wealth transfer and corporate needs. Our group employee benefits business offers a suite of dental, vision, life, and short- and long-term disability and other insurance products to small and medium-size businesses across the United States.

   MEASUREMENT

   Operating earnings (loss) is the financial measure which primarily focuses on the Company's segments' results of operations as well as the underlying profitability of the Company's core business. By excluding items that can be distortive and unpredictable such as investment gains (losses) and investment income (loss) from derivative instruments, the Company believes operating earnings (loss) by segment enhances the understanding of the Company's underlying drivers of profitability and trends in the Company's segments. Operating earnings is calculated by adjusting each segment's Net income (loss) attributable to AXA Equitable for the following items:

      . Adjustments related to GMxB features include changes in the fair value of the derivatives we use to hedge our GMxB features within our variable annuity products, the effect of benefit ratio unlock adjustments and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity products net derivative result;

      . Investment (gains) losses, which includes other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances;

      . Derivative (gains) losses from certain derivative instruments, which includes net derivative (gains) losses, excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, replicate credit exposure of fixed maturity securities, replicate a dollar-denominated fixed-coupon cash bonds, Separate Account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features;

      . Net actuarial (gains) losses, which includes actuarial gains and losses as a result of differences between actual and expected experience on pension plan assets or projected benefit obligation during a given period related to pension and other postretirement benefit obligations;

      . Other adjustments including restructuring costs related to severance, lease write-offs related to non-recurring restructuring activities and write-downs of goodwill; and

      . Income tax expense (benefit) related to above adjustments and non-recurring tax items.

   All of the Company's premiums, UL and investment-type product policy fees and other revenues originated in the United States. Income (loss) from operations, before income taxes included $139 million, $109 million and $111 million generated outside of the United States in 2017, 2016 and 2015, respectively, primarily attributable to our Investment Management and Research Segment.

   Revenues derived from any customer did not exceed 10% of revenues for the years ended December 31, 2017, 2016 and 2015.

   The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to AXA Equitable for the years ended December 31, 2017, 2016 and 2015, respectively:

                                                 YEAR ENDED DECEMBER 31,
                                              ----------------------------
                                                2017      2016      2015
                                              --------  --------  --------
                                                      (IN MILLIONS)
Net income (loss) attributable to AXA
  Equitable.................................. $  2,860  $    210  $    662
Adjustments related to:
  GMxB features..............................      282     1,511       818
  Investment (gains) losses..................      125       (16)       20
  Investment income (loss) from certain
   derivative instruments....................       18         6      (104)
  Net actuarial (gains) losses related to
   pension and other postretirement benefit
   obligations...............................      132       135       137
  Other adjustments..........................       49        15       (11)
  Income tax expense (benefit) related to
   above adjustments.........................     (183)     (566)     (279)
  Non-recurring tax items....................   (1,538)       22       (78)
                                              --------  --------  --------
Non-GAAP Operating Earnings.................. $  1,745  $  1,317  $  1,165
                                              ========  ========  ========
Operating earnings (loss) by segment:
  Individual Retirement...................... $  1,230  $  1,026  $    911
  Group Retirement...........................      287       173       166
  Investment Management and Research.........      139       108       136
  Protection Solutions.......................      210       105       108
  Corporate and Other/(1)/...................     (121)      (95)     (156)

  /(1)/Includes interest expense of $23 million, $13 million and $19 million, in 2017, 2016 and 2015, respectively.

   Segment revenues is a measure of the Company's revenue by segment as adjusted to exclude certain items. The following table reconciles segment revenues to Total revenues by excluding the following items:

      . Adjustment related to our GMxB business which includes: changes in the fair value of the derivatives we use to hedge our GMxB riders within our variable annuities, and changes in the fair value of the embedded derivatives of our GMxB riders reflected within variable annuity net derivative result;

      . Investment gains (losses), which include other-than-temporary impairments of securities, sales or disposals of securities/investments, realized capital gains/losses, and valuation allowances; and

      . Investment income (loss) from certain derivative instruments, which includes net derivative gains (losses), excluding derivative instruments used to hedge risks associated with interest margins on interest sensitive life and annuity contracts, separate account fee hedges, and freestanding and embedded derivatives associated with products with GMxB features.

   The table below presents Segment revenues for the years ended December 31, 2017, 2016 and 2015.

                                                 YEAR ENDED DECEMBER 31,
                                              -----------------------------
                                                 2017      2016      2015
                                              ---------  --------  --------
                                                      (IN MILLIONS)
Segment revenues:
  Individual Retirement/(1)/................. $   3,788  $  3,239  $  2,548
  Group Retirement/(1)/......................       972       822       806
  Investment Management and Research/(2)/....     3,214     2,931     3,015
  Protection Solutions/(1)/..................     2,417     2,544     2,451
  Corporate and Other/(1)/...................       907       935       913
Adjustments related to:
  GMxB features..............................       381    (1,500)     (818)
  Investment gains (losses)..................      (125)       16       (20)
  Investment income (loss) from certain
   derivative instruments....................       (18)       (6)      104
  Other adjustments to segment revenues......       197       157       (38)
                                              ---------  --------  --------
  Total revenues............................. $  11,733  $  9,138  $  8,961
                                              =========  ========  ========

  /(1)/Includes investment expenses charged by AB of approximately $52 million, $50 million, and $45 million for 2017, 2016 and 2015, respectively, for services provided to the Company.

  /(2)/Inter-segment investment management and other fees of approximately
       $81 million, $77 million, and $73 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

   The table below presents Total assets by segment as of December 31, 2017 and 2016:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2017       2016
                                              ---------- ----------
                                                  (IN MILLIONS)
Total assets by segment:
  Individual Retirement...................... $  120,612 $  106,249
  Group Retirement...........................     40,472     33,300
  Investment Management and Research.........     10,079      9,533
  Protection Solutions.......................     34,328     32,310
  Corporate and Other........................     20,494     23,164
                                              ---------- ----------
   Total assets.............................. $  225,985 $  204,556
                                              ========== ==========

19)QUARTERLY INTERIM FINANCIAL INFORMATION (UNAUDITED)

   Management identified errors in its previously issued financial statements. These errors primarily relate to errors in the calculation of policyholders' benefit reserves for the Company's life products and the calculation of DAC amortization for certain variable and interest sensitive life products. Based upon quantitative and qualitative factors, management determined that the impact of the errors was not material to the consolidated financial statements as of and for the three months ended September 30, 2017, June 30, 2017, March 31, 2017, September 30, 2016, June 30, 2016, and March 31, 2016.
   In order to improve the consistency and comparability of the financial statements, management voluntarily revised the consolidated statements of income (loss) for the quarters ended 2017 and 2016. The impacts of the revisions and change in accounting principle to the quarterly results of operations for 2017 and 2016 are summarized in the tables below.

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30   SEPTEMBER 30  DECEMBER 31
                                              ----------  ---------- ------------ -------------
                                                                (IN MILLIONS)
2017
Total Revenues............................... $    2,314  $    4,548  $     2,429 $       2,442
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,489  $    2,514  $     2,409 $       2,066
                                              ==========  ==========  =========== =============
Net income (loss)............................ $      (54) $    1,615  $       121 $       1,712
                                              ==========  ==========  =========== =============

2016
Total Revenues............................... $    3,901  $    3,297  $     2,153 $        (213)
                                              ==========  ==========  =========== =============
Total benefits and other deductions.......... $    2,441  $    2,424  $     2,013 $       1,638
                                              ==========  ==========  =========== =============
Net income (loss)............................ $    1,075  $      600  $       175 $      (1,144)
                                              ==========  ==========  =========== =============

                                                                         AS REVISED   IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN       CHANGE     AS REVISED
                                              -------------  ---------  ------------  ----------  -----------
                                                                       (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
Total Revenues...............................  $      2,520  $     (91)  $     2,429  $       --  $     2,429
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,581  $    (172)  $     2,409  $       --  $     2,409
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $         66  $      55   $       121  $       --  $       121
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED JUNE 30, 2017
Total Revenues...............................  $      4,488  $    (138)  $     4,350  $      198  $     4,548
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,691  $     (45)  $     2,646  $     (132) $     2,514
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $      1,459  $     (59)  $     1,400  $      215  $     1,615
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED MARCH 31, 2017
Total Revenues...............................  $      1,989  $     (67)  $     1,922  $      392  $     2,314
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      2,562  $    (143)  $     2,419  $       70  $     2,489
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $       (313) $      50   $      (263) $      209  $       (54)
                                               ============  =========   ===========  ==========  ===========
THREE MONTHS ENDED DECEMBER 31, 2016
Total Revenues...............................  $     (1,942) $      75   $    (1,867) $    1,654  $      (213)
                                               ============  =========   ===========  ==========  ===========
Total benefits and other deductions..........  $      1,627  $      73   $     1,700  $      (62) $     1,638
                                               ============  =========   ===========  ==========  ===========
Net income (loss)............................  $     (2,259) $      --   $    (2,259) $    1,115  $    (1,144)
                                               ============  =========   ===========  ==========  ===========

                                                                        AS REVISED   IMPACT OF
                                              AS PREVIOUSLY IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                REPORTED    REVISIONS     HEREIN       CHANGE    AS REVISED
                                              ------------- ---------  ------------ -----------  ----------
                                                                      (IN MILLIONS)

Three Months Ended September 30, 2016
Total Revenues...............................    $    2,006  $     (8)   $    1,998 $       155  $    2,153
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,036  $    (22)   $    2,014 $        (1) $    2,013
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $       22  $     51    $       73 $       102  $      175
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended June 30, 2016
Total Revenues...............................    $    4,157  $     12    $    4,169 $      (872) $    3,297
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,581  $     (5)   $    2,576 $      (152) $    2,424
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,061  $      7    $    1,068 $      (468) $      600
                                                 ==========  ========    ========== ===========  ==========
Three Months Ended March 31, 2016
Total Revenues...............................    $    4,927  $    110    $    5,037 $    (1,136) $    3,901
                                                 ==========  ========    ========== ===========  ==========
Total benefits and other deductions..........    $    2,473  $     67    $    2,540 $       (99) $    2,441
                                                 ==========  ========    ========== ===========  ==========
Net income (loss)............................    $    1,720  $     29    $    1,749 $      (674) $    1,075
                                                 ==========  ========    ========== ===========  ==========

   The impact of these errors to the consolidated financial statements for the three and nine months ended September 30, 2017, the three and six months ended June 30, 2017 and the three months ended March 31, 2017 was not considered to be material, either individually or in the aggregate. In order to improve the consistency and comparability of the financial statements, management has voluntarily revised the consolidated statements of income
   (loss), statements of comprehensive income (loss), statements of equity and statements of cash flow for each of these periods. The effects of the adjustments on the Company's financial statements are summarized in the tables that follow.

   The following tables present line items for September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Q3 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the revisions and the amounts as currently revised.

                                                  AS
                                              PREVIOUSLY IMPACT OF
                                               REPORTED  REVISIONS  AS REVISED
                                              ---------- ---------  ----------
                                                       (IN MILLIONS)
AS OF SEPTEMBER 30, 2017
ASSETS:
  DAC........................................      4,550       353       4,903
  Amounts due from reinsurers................      5,016       (12)      5,004
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........     10,933       (33)     10,900
  Other Assets...............................      4,258        18       4,276
                                                            ------
   Total Assets.............................. $  219,069    $  326  $  219,395
                                                            ------
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................     29,423        29      29,452
  Current and deferred taxes.................      3,148       117       3,265
                                                            ------
   Total Liabilities.........................    202,669       146     202,815
                                                            ------
EQUITY:
  Retained Earnings..........................      7,265       211       7,476
  Accumulated other comprehensive income
   (loss)....................................        362       (31)        331
  AXA Equitable Equity.......................     12,990       180      13,170
  Equity.....................................     15,959       180      16,139
                                                            ------
Total Liabilities and Equity................. $  219,069    $  326  $  219,395
                                                            ======

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
THREE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         914  $      (7) $       907
   Premiums...................................           204          4          208
   Net derivative gains (losses)..............          (318)       (88)        (406)
                                                              ---------
     Total revenues...........................         2,520        (91)       2,429
                                                              ---------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           995        (88)         907
   Interest credited to policyholders'
     account balances.........................           350       (105)         245
   Amortization of deferred policy
     acquisition costs, net...................           (33)        21          (12)
                                                              ---------
     Total benefits and other deductions......         2,581       (172)       2,409
                                                              ---------
  Income (loss) from operations, before
   income taxes...............................           (61)        81           20
  Income tax (expense) benefit................           127        (26)         101
                                                              ---------
  Net income (loss)...........................            66         55          121
  Net income (loss) attributable to AXA
   Equitable.................................. $         (56) $      55  $        (1)
                                                              =========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $          66  $      55  $       121
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           (55)       (24)         (79)
   Other comprehensive income.................           (52)       (24)         (76)
                                                              ---------
   Comprehensive income (loss)................            14         31           45
                                                              ---------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $        (140) $      31  $      (109)
                                                              =========

                                               AS PREVIOUSLY   IMPACT OF
                                                 REPORTED      REVISIONS   AS REVISED
                                               -------------  ----------  -----------
                                                            (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       2,626  $      (21) $     2,605
   Premiums...................................           645          20          665
   Net derivative gains (losses)..............         1,376        (384)         992
                                                              ----------
     Total revenues...........................         9,673        (385)       9,288
                                                              ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         3,308         (62)       3,246
   Interest credited to policyholders'
     account balances.........................         1,008        (279)         729
   Amortization of deferred policy
     acquisition costs, net...................            15         (47)         (32)
                                                              ----------
     Total benefits and other deductions......         7,800        (388)       7,412
                                                              ----------
  Income (loss) from operations, before
   income taxes...............................         1,873           3        1,876
  Income tax (expense) benefit................          (196)         (1)        (197)
                                                              ----------
  Net income (loss)...........................         1,677           2        1,679
  Net income (loss) attributable to AXA
   Equitable.................................. $       1,324  $        2  $     1,326
                                                              ==========
  STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
   Net income (loss).......................... $       1,677  $        2  $     1,679
   Change in unrealized gains (losses), net
     of reclassification adjustment...........           362         (47)         315
   Other comprehensive income.................           380         (47)         333
                                                              ----------
   Comprehensive income (loss)................         2,057         (45)       2,012
                                                              ----------
   Comprehensive income (loss) attributable
     to AXA Equitable......................... $       1,685  $      (45) $     1,640
                                                              ==========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $       5,941  $     209  $     6,150
  Net income (loss)...........................         1,324          2        1,326
  Retained earnings, end of period............         7,265        211        7,476
  Accumulated other comprehensive income,
   beginning of year..........................             1         16           17
  Other comprehensive income (loss)...........           361        (47)         314
  Accumulated other comprehensive income,
   end of period..............................           362        (31)         331
                                                              ---------
  Total AXA Equitable's equity, end of period.        12,990        180       13,170
                                                              ---------
     TOTAL EQUITY, END OF PERIOD.............. $      15,959  $     180  $    16,139
                                                              =========

                                               AS PREVIOUSLY  IMPACT OF
                                                 REPORTED     REVISIONS   AS REVISED
                                               -------------  ---------  -----------
                                                           (IN MILLIONS)
NINE MONTHS ENDED SEPTEMBER 30, 2017
STATEMENTS OF CASH FLOWS:
CASH FLOW FROM OPERATING ACTIVITIES:
  Net income (loss)........................... $       1,677  $       2  $     1,679
  Policy charges and fee income...............        (2,626)        21       (2,605)
  Interest credited to policyholders'
   account balances...........................         1,008       (279)         729
  Net derivative (gains) loss.................        (1,376)       384         (992)
Changes in:
  Deferred Policy Acquisition costs...........            15        (47)         (32)
  Future policy benefits......................         1,289        (81)       1,208
                                                              ---------
NET CASH PROVIDED BY (USED IN) OPERATING
ACTIVITIES                                     $         994  $      --  $       994
                                                              =========

   The following tables present line items for June 30, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q2 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                         AS REVISED  IMPACT OF
                                              AS PREVIOUSLY  IMPACT OF  AND ADJUSTED ACCOUNTING
                                                REPORTED     REVISIONS     HEREIN      CHANGE    AS REVISED
                                              ------------- ----------  ------------ ----------  -----------
                                                                      (IN MILLIONS)
AS OF JUNE 30, 2017
ASSETS:
  Other equity investments...................   $     1,477 $      (21)  $     1,456 $       --  $     1,456
  Other invested assets......................         2,622         32         2,654         --        2,654
                                                            ----------               ----------
  Total investments..........................        62,111         11        62,122         --       62,122
  DAC........................................         4,141        247         4,388        525        4,913
  Amounts due from reinsurers................         4,870         19         4,889         --        4,889
  Guaranteed minimum income benefit
   reinsurance contract asset, at fair value.        11,290        (30)       11,260         --       11,260
                                                            ----------               ----------
   Total Assets..............................   $   214,941 $      247   $   215,188 $      525  $   215,713
                                                            ----------               ----------
LIABILITIES:
  Policyholders' account balance.............   $    41,531 $      (15)  $    41,516 $       --  $    41,516
  Future policyholders' benefits and other
   policyholders' liabilities................        26,799         79        26,878      2,801       29,679
  Current and deferred taxes.................         4,000         65         4,065       (798)       3,267
  Other liabilities..........................         2,531         (9)        2,522         --        2,522
                                                            ----------               ----------
   Total Liabilities.........................       196,972        120       197,092      2,003      199,095
                                                            ----------               ----------

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
EQUITY:
  Retained Earnings...........................   $     8,779  $      150   $     8,929  $    (1,450) $     7,479
  Accumulated other comprehensive income
   (loss).....................................           493         (34)          459          (28)         431
                                                              ----------                -----------
  AXA Equitable Equity........................        14,635         116        14,751       (1,478)      13,273
  Noncontrolling interest.....................         2,973          11         2,984           --        2,984
                                                              ----------                -----------
  Equity......................................        17,608         127        17,735       (1,478)      16,257
                                                              ==========                ===========
Total Liabilities and Equity..................   $   214,941  $      247   $   215,188  $       525  $   215,713
                                                              ==========                ===========

                                                                           AS REVISED    IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED   ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN        CHANGE     AS REVISED
                                               -------------  ----------  ------------  -----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       865  $       50   $       915  $       (68) $       847
   Premiums...................................           216           9           225           --          225
   Net derivative gains (losses)..............         1,693        (197)        1,496          266        1,762
                                                              ----------                -----------
     Total revenues...........................         4,488        (138)        4,350          198        4,548
                                                              ----------                -----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,452          46         1,498         (134)       1,364
   Amortization of deferred policy
     acquisition costs, net...................           (82)         31           (51)           2          (49)
   Interest credited to policyholders'
     account balances.........................           321        (116)          205           --          205
   Other operating costs and expenses.........           155          (6)          149           --          149
                                                              ----------                -----------
     Total benefits and other deductions......         2,691         (45)        2,646         (132)       2,514
                                                              ----------                -----------
Income (loss) from operations, before income
  taxes.......................................         1,797         (93)        1,704          330        2,034
Income tax (expense) benefit..................          (338)         34          (304)        (115)        (419)
                                                              ----------                -----------
Net income (loss).............................         1,459         (59)        1,400          215        1,615
Net income (loss) attributable to AXA
  Equitable...................................   $     1,346  $      (59)  $     1,287  $       215  $     1,502
                                                              ==========                ===========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $     1,459  $      (59)  $     1,400  $       215  $     1,615
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           314         (29)          285            8          293
  Other comprehensive income..................           294         (29)          265            8          273
                                                              ----------                -----------
  Comprehensive income (loss).................         1,753         (88)        1,665          223        1,888
                                                              ----------                -----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $     1,660  $      (88)  $     1,572  $       223  $     1,795
                                                              ==========                ===========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............     $   1,761  $       72     $   1,833    $   (135)  $   1,698
   Premiums...................................           441          16           457          --         457
   Net derivative gains (losses)..............           969        (296)          673         725       1,398
                                                              ----------                  --------
     Total revenues...........................         6,477        (208)        6,269         590       6,859
                                                              ----------                  --------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         2,343          60         2,403         (65)      2,338
   Interest credited to policyholders'
     account balances.........................           658        (174)          484          --         484
   Amortization of deferred policy
     acquisition costs, net...................            43         (66)          (23)          3         (20)
   Other operating costs and expenses.........           539          (9)          530          --         530
                                                              ----------                  --------
     Total benefits and other deductions......         5,253        (189)        5,064         (62)      5,002
                                                              ----------                  --------
Income (loss) from operations, before income
  taxes.......................................         1,224         (19)        1,205         652       1,857
Income tax (expense) benefit..................           (78)          8           (70)       (228)       (298)
                                                              ----------                  --------
Net income (loss).............................         1,146         (11)        1,135         424       1,559
Net income (loss) attributable to AXA
  Equitable...................................     $     915  $      (11)    $     904    $    424   $   1,328
                                                              ==========                  ========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................     $   1,146  $      (11)    $   1,135    $    424   $   1,559
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           458         (48)          410         (24)        386
  Other comprehensive income..................           473         (48)          425         (24)        401
                                                              ----------                  --------
  Comprehensive income (loss).................         1,619         (59)        1,560         400       1,960
                                                              ----------                  --------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................     $   1,401  $      (59)    $   1,342    $    400   $   1,742
                                                              ==========                  ========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE    AS REVISED
                                               -------------  ----------  ------------  ----------  ----------
                                                                        (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........     $   7,864  $      161     $   8,025    $ (1,874)  $   6,151
  Net income (loss)...........................           915         (11)          904         424       1,328
                                                              ----------                  --------
  Retained earnings, end of period............         8,779         150         8,929      (1,450)      7,479
                                                              ----------                  --------
  Accumulated other comprehensive income,
   beginning of year..........................             7          14            21          (4)         17
  Other comprehensive income (loss)...........           486         (48)          438         (24)        414
                                                              ----------                  --------

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
  Accumulated other comprehensive income,
   end of period..............................    $      493  $       (34)   $      459   $     (28) $      431
                                                              ===========                 =========
  Total AXA Equitable's equity, end of period.        14,635          116        14,751      (1,478)     13,273
                                                              -----------                 ---------
  Noncontrolling interest, beginning of year..         3,085           11         3,096          --       3,096
                                                              -----------                 ---------
  Noncontrolling interest, end of period......         2,973           11         2,984          --       2,984
                                                              ===========                 =========
   TOTAL EQUITY, END OF PERIOD................    $   17,608  $       127    $   17,735   $  (1,478) $   16,257
                                                              ===========                 =========

                                                                            AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF   AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS      HEREIN       CHANGE    AS REVISED
                                               -------------  -----------  ------------  ----------  ----------
                                                                         (IN MILLIONS)
SIX MONTHS ENDED JUNE 30, 2017
STATEMENTS OF CASH FLOWS:
  CASH FLOW FROM OPERATING ACTIVITIES:
   Net income (loss)..........................    $    1,146  $       (11)   $    1,135   $     424  $    1,559
   Policy charges and fee income..............        (1,761)         (72)       (1,833)        135      (1,698)
   Interest credited to policyholders'
     account balances.........................           658         (174)          484          --         484
   Net derivative (gains) loss................          (969)         296          (673)       (725)     (1,398)
   Changes in:................................
   Future policy benefits.....................         1,381          (13)        1,368         (65)      1,303
   Reinsurance recoverable....................          (251)          57          (194)         --        (194)
   Deferred policy acquisition costs..........            43          (66)          (23)          3         (20)
   Current and deferred income taxes..........           (16)          (8)          (24)        228         204
   Other......................................            93           (9)           84          --          84
                                                              -----------                 ---------
Net cash provided by (used in) operating
  activities..................................    $      (75) $        --    $      (75)  $      --  $      (75)
                                                              ===========                 =========

   The following tables present line items for March 31, 2017 financial information that has been affected by the revisions and the change in accounting principle. This information has been corrected from the information previously presented in the Q1 2017 Form 10-Q. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, as revised after the revisions, the impacts of the change in accounting principle and the amounts as currently revised.

                                                                             AS REVISED    IMPACT OF
                                              AS PREVIOUSLY   IMPACT OF     AND ADJUSTED   ACCOUNTING
                                                REPORTED      REVISIONS        HEREIN        CHANGE   AS REVISED
                                              ------------- ------------  ---------------- ---------- ----------
                                                                        (IN MILLIONS)
AS OF MARCH 31, 2017
ASSETS:
  Other equity investments...................    $    1,463 $        (23) $          1,440   $     -- $    1,440
  Other invested assets......................         2,050           34             2,084         --      2,084
                                                            ------------                     --------
  Total investments..........................        60,406           11            60,417         --     60,417
  DAC........................................         4,068          367             4,435        526      4,961
  Amounts due from reinsurers................         4,639            8             4,647         --      4,647
  Guaranteed minimum income benefit
   reinsurance asset, at fair value..........         9,795            3             9,798         --      9,798
                                                            ------------                     --------
   Total Assets..............................    $  209,098 $        389  $        209,487   $    526 $  210,013
                                                            ------------                     --------

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
LIABILITIES:
  Policyholders' account balance..............   $    40,308  $      (16)  $    40,292  $       --  $    40,292
  Future policyholders' benefits and other
   policyholders' liabilities.................        25,496          51        25,547       3,144       28,691
  Current and deferred taxes..................         3,523         120         3,643        (917)       2,726
  Other liabilities...........................         2,496          (3)        2,493          --        2,493
                                                              ----------                ----------
   Total Liabilities..........................       192,712         152       192,864       2,227      195,091
                                                              ----------                ----------
EQUITY:
  Retained Earnings...........................         7,411         232         7,643      (1,665)       5,978
  Accumulated other comprehensive income
   (loss).....................................           179          (6)          173         (36)         137
                                                              ----------                ----------
  AXA Equitable Equity........................        12,934         226        13,160      (1,701)      11,459
  Noncontrolling interest.....................         3,035          11         3,046          --        3,046
                                                              ----------                ----------
  Equity......................................        15,969         237        16,206      (1,701)      14,505
                                                              ==========                ==========
   Total Liabilities and Equity...............   $   209,098  $      389   $   209,487  $      526  $   210,013
                                                              ==========                ==========

                                                                           AS REVISED   IMPACT OF
                                               AS PREVIOUSLY   IMPACT OF  AND ADJUSTED  ACCOUNTING
                                                 REPORTED      REVISIONS     HEREIN       CHANGE     AS REVISED
                                               -------------  ----------  ------------  ----------  -----------
                                                                         (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income..............   $       896  $       23   $       919  $      (67) $       852
   Premiums...................................           225           7           232          --          232
   Net derivative gains (losses)..............          (724)        (97)         (821)        459         (362)
                                                              ----------                ----------
     Total revenues...........................         1,989         (67)        1,922         392        2,314
                                                              ----------                ----------
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           891          15           906          69          975
   Interest credited to policyholders'
     account balances.........................           337         (58)          279          --          279
   Amortization of deferred policy
     acquisition costs, net...................           125         (97)           28           1           29
   Other operating costs and expenses.........           384          (3)          381          --          381
                                                              ----------                ----------
     Total benefits and other deductions......         2,562        (143)        2,419          70        2,489
                                                              ----------                ----------
Income (loss) from operations, before income
  taxes.......................................          (573)         76          (497)        322         (175)
Income tax (expense) benefit..................           260         (26)          234        (113)         121
                                                              ----------                ----------
Net income (loss).............................          (313)         50          (263)        209          (54)
Net income (loss) attributable to AXA
  Equitable...................................   $      (431) $       50   $      (381) $      209  $      (172)
                                                              ==========                ==========
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)...........................   $      (313) $       50   $      (263) $      209  $       (54)
  Change in unrealized gains (losses), net
   of reclassification adjustment.............           144         (20)          124         (32)          92
  Other comprehensive income..................           179         (20)          159         (32)         127
                                                              ----------                ----------
  Comprehensive income (loss).................          (134)         30          (104)        177           73
                                                              ----------                ----------
  Comprehensive income (loss) attributable
   to AXA Equitable...........................   $      (259) $       30   $      (229) $      177  $       (52)
                                                              ==========                ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year........ $        7,842  $      182  $         8,024  $   (1,874) $    6,150
  Net income (loss)...........................           (431)         50             (381)        209        (172)
                                                               ----------                   ----------
  Retained earnings, end of period............          7,411         232            7,643      (1,665)      5,978
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   beginning of year..........................              7          14               21          (4)         17
  Other comprehensive income (loss)...........            172         (20)             152         (32)        120
                                                               ----------                   ----------
  Accumulated other comprehensive income,
   end of period..............................            179          (6)             173         (36)        137
                                                               ==========                   ==========
  Total AXA Equitable's equity, end of period.         12,934         226           13,160      (1,701)     11,459
                                                               ----------                   ----------
  Noncontrolling interest, beginning of year..          3,085          11            3,096          --       3,096
                                                               ----------                   ----------
  Noncontrolling interest, end of period......          3,035          11            3,046          --       3,046
                                                               ==========                   ==========
   TOTAL EQUITY, END OF PERIOD................ $       15,969  $      237  $        16,206  $   (1,701) $   14,505
                                                               ==========                   ==========

                                                                              AS REVISED    IMPACT OF
                                                AS PREVIOUSLY   IMPACT OF    AND ADJUSTED   ACCOUNTING
                                                  REPORTED      REVISIONS       HEREIN        CHANGE    AS REVISED
                                               --------------  ----------  ---------------  ----------  ----------
                                                                          (IN MILLIONS)
THREE MONTHS ENDED MARCH 31, 2017
  STATEMENTS OF CASH FLOWS:
   Net income (loss).......................... $         (313) $       50  $          (263) $      209  $      (54)
   Policy charges and fee income..............           (896)        (23)            (919)         67        (852)
   Interest credited to policyholders'
     account balances.........................            337         (58)             279          --         279
   Net derivative (gains) loss................            724          97              821        (459)        362
  Changes in:
   Deferred policy acquisition costs..........            125         (97)              28           1          29
   Future policy benefits.....................            185         (13)             172          69         241
   Reinsurance recoverable....................            (44)         21               23          --         (23)
   Current and deferred income taxes..........           (327)         26             (301)        113        (188)
   Other......................................            180          (3)             177          --         177
                                                               ----------                   ----------
  Net cash provided by (used in) operating
   activities................................. $           18  $       --  $            18  $       --  $       18
                                                               ==========                   ==========

20)SUBSEQUENT EVENTS

   Effective February 1, 2018, AXA Equitable entered into a reinsurance agreement to cede 90% of its single premium deferred annuities (SPDA) products issued between 1978-2001 and its Guaranteed Growth Annuity (GGA) single premium deferred annuity products issued between 2001- 2014. As a result of this agreement, AXA Equitable transferred assets with a market value equal to the coinsurance reserves of approximately $635 million.

   In March 2018, AXA Equitable Life sold its interest in two real estate joint ventures to AXA France for a total purchase price of approximately
   $143 million, which resulted in the elimination of $203 million of long-term debt on the Company's balance sheet for the first quarter of 2018.

   The restatement of the Company's 2016 financial statements may cause defaults under certain of AXA Equitable's derivatives agreements. AXA Equitable is seeking waivers for these defaults from the relevant counterparties as appropriate. We do not consider this to have a material impact on our business, results of operations or financial condition.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2017

                                                                   CARRYING
                                              COST/(1)/ FAIR VALUE  VALUE
                                              --------  ---------- --------
                                                     (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Maturities:
  U.S. government, agencies and authorities..  $12,644   $  13,135 $ 13,135
  State, municipalities and political
   subdivisions..............................      414         481      481
  Foreign governments........................      376         396      396
  Public utilities...........................    3,540       3,728    3,728
  All other corporate bonds..................   17,083      17,784   17,784
  Residential mortgage-backed................      236         251      251
  Asset-backed...............................       89          92       92
  Redeemable preferred stocks................      449         491      491
                                               -------   --------- --------
Total fixed maturities.......................  $34,831   $  36,358 $ 36,358
                                               -------   --------- --------
Equity securities:
Mortgage loans on real estate................   10,943      10,895   10,935
Real estate held for the production of income      390         390      390
Policy loans.................................    3,315       4,210    3,315
Other equity investments.....................    1,351       1,351    1,351
Trading securities...........................   12,661      12,628   12,628
Other invested assets........................    3,121       3,121    3,121
                                               -------   --------- --------
Total Investments............................  $66,612   $  68,953 $ 68,098
                                               =======   ========= ========

  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and writedowns and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by writedowns; cost for other limited partnership interests represents original cost adjusted for equity in income and reduced by distributions.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2017

                                                FUTURE POLICY  POLICY                              AMORTIZATION
                      DEFERRED                     BENEFITS    CHARGES     NET      POLICYHOLDERS' OF DEFERRED
                       POLICY    POLICYHOLDERS'   AND OTHER      AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                     ACQUISITION    ACCOUNT     POLICYHOLDERS' PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
SEGMENT                 COSTS       BALANCES        FUNDS      REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
-------              ----------- -------------- -------------- -------- ----------  -------------- ------------  -----------
                                                                 (IN MILLIONS)
Individual
  Retirement........  $    2,490   $     18,909  $      15,090 $  1,982 $    1,568    $      2,243  $      (296)   $   1,030
Group Retirement....         501         11,318              2      248        548             284          (66)         427
Investment
  Management and
  Research..........          --             --             --       --        118              --           --        2,517
Protection Solutions       1,496          9,846          3,468    1,581        703           1,064          639          502
Corporate and Other.          60          3,732         10,474      427        536             911           (9)         232
                      ----------   ------------  ------------- -------- ----------    ------------  -----------    ---------
Total...............  $    4,547   $     43,805  $      29,034 $  4,238 $    3,473    $      4,502  $       268    $   4,708
                      ==========   ============  ============= ======== ==========    ============  ===========    =========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
         AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016 (AS RESTATED)

                                        FUTURE POLICY   POLICY                              AMORTIZATION
              DEFERRED                     BENEFITS     CHARGES     NET      POLICYHOLDERS' OF DEFERRED
               POLICY    POLICYHOLDERS'   AND OTHER       AND    INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
             ACQUISITION    ACCOUNT     POLICYHOLDERS'  PREMIUM    INCOME       INTEREST    ACQUISITION    OPERATING
Segment         COSTS       BALANCES        FUNDS       REVENUE  (LOSS)/(1)/    CREDITED       COSTS      EXPENSE/(2)/
------------ ----------- -------------- --------------  -------- ----------  -------------- ------------  -----------
                                                          (in millions)

  Individual
  Retirement    $  2,340      $  15,024      $  14,090  $  1,844   $   (740)       $  1,045      $  (300)    $  1,258

  Group
  Retirement         320         10,998             (2)      217        456             273          (36)         396

  Investment
  Management
  and
  Research..          --             --             --        --        134              --           --        2,311

  Protection
  Solutions.       2,321          9,790          3,960     1,744        684           1,604          362          491

  Corporate
  and
  Other.....          77          3,013         10,853       419        573             878           26          208
                --------      ---------      ---------  --------   --------        --------      -------     --------
Total.......    $  5,058      $  38,825      $  28,901  $  4,224   $  1,107        $  3,800      $    52     $  4,664
                ========      =========      =========  ========   ========        ========      =======     ========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                     FOR THE YEAR ENDED DECEMBER 31, 2015

                                              POLICY                               AMORTIZATION
                                              CHARGES      NET      POLICYHOLDERS' OF DEFERRED
                                                AND     INVESTMENT   BENEFITS AND     POLICY      ALL OTHER
                                              PREMIUM     INCOME       INTEREST    ACQUISITION    OPERATING
Segment                                       REVENUE  (LOSS)/(1)/     CREDITED       COSTS      EXPENSE/(2)/
-------                                       -------- -----------  -------------- ------------  -----------
Individual Retirement........................ $  1,803 $      (849) $          455 $       (319) $     1,233
Group Retirement.............................      220         436             261          (34)         393
Investment Management and Research...........       --          29              --           --        2,395
Protection Solutions.........................    1,681         649           1,743           70          541
Corporate and Other..........................      439         631             902           40          243
                                              -------- -----------  -------------- ------------  -----------
Total........................................ $  4,143 $       896  $        3,361 $       (243) $     4,805
                                              ======== ===========  ============== ============  ===========

  /(1)/Net investment income (loss) is allocated to segments. Includes net derivative gains (losses).
  /(2)/Operating expenses are allocated to segments.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

                                                                         ASSUMED                PERCENTAGE
                                                            CEDED TO      FROM                  OF AMOUNT
                                                 GROSS        OTHER       OTHER        NET       ASSUMED
                                                 AMOUNT     COMPANIES   COMPANIES     AMOUNT      TO NET
                                              ------------ ----------- ----------- ------------ ----------
                                                                  (DOLLARS IN MILLIONS)
2017
----
Life Insurance In-Force...................... $    392,926 $    41,330 $    30,300 $    381,896        7.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        826 $       135 $       186 $        877       21.2%
Accident and health..........................           54          36           9           27       33.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        880 $       171 $       195 $        904       21.6%
                                              ============ =========== =========== ============ ==========
2016 (As Restated)
------------------
Life Insurance In-Force...................... $    399,230 $    78,760 $    31,722 $    352,192        9.0%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        790 $       135 $       197 $        852       23.1%
Accident and health..........................           60          41           9           28       32.1%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        850 $       176 $       206 $        880       23.4%
                                              ============ =========== =========== ============ ==========
2015
----
Life Insurance In-Force...................... $    406,240 $    82,927 $    31,427 $    354,740        8.9%
                                              ============ =========== =========== ============ ==========
Premiums:
Life insurance and annuities................. $        751 $       128 $       197 $        820       24.0%
Accident and health..........................           67          45          10           32       31.3%
                                              ------------ ----------- ----------- ------------ ----------
Total Premiums............................... $        818 $       173 $       207 $        852       24.3%
                                              ============ =========== =========== ============ ==========

  /(1)/Includes amounts related to the discontinued group life and health business.